UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09645

Columbia Funds Series Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts			02111
(Address of principal executive offices)			(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2008

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Columbia Management®

Annual Report

August 31, 2008

Columbia Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	34

Statement of Operations	36

Statement of Changes in Net Assets	37

Financial Highlights	40

Notes to Financial Statements	50

Report of Independent Registered Public Accounting Firm	58

Federal Income Tax Information	59

Fund Governance	60

Important Information About This Report	65

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■  Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■  News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■  Monthly and quarterly performance information.

■  Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■  Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■  Mutual fund account details with balances, dividend and transaction information

■  Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■  On-line transactions including purchases, exchanges and redemptions

■  Account maintenance for updating your address and dividend payment options

■  Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

  If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,009.90	1,024.13	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,009.40	1,023.63	1.52	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,009.10	1,023.38	1.77	1.78	0.35
Adviser Class Shares	1,000.00	1,000.00	1,008.60	1,022.87	2.27	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,008.09	1,022.37	2.78	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,006.79	1,021.11	4.04	4.06	0.80
Class A Shares	1,000.00	1,000.00	1,007.59	1,021.87	3.28	3.30	0.65
Institutional Class Shares	1,000.00	1,000.00	1,009.70	1,023.93	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,009.40	1,023.68	1.46	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,009.90	1,024.13	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds – 100.1%
	Par ($)	Value ($)
Alabama – 1.2%
AL Birmingham Waterworks & Sewer Board
Series 2008,
LIQ FAC: Morgan Stanley 2.040% 01/01/43 (a)	7,500,000	7,500,000
AL Daphne-Villa Mercy Special Care Facilities Financing Authority
Health Alliance Hospital,
Series 1997, LOC: AmSouth Bank of Alabama 1.880% 12/01/27 (a)	15,170,000	15,170,000
AL Deutsche Bank Spears/Lifers Trust
Series 2008,
Insured: Deutsche Bank AG 1.880% 02/01/30 (a)	600,000	600,000
AL Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 1.850% 08/01/32 (a)	13,710,000	13,710,000
AL Foley Public Park & Recreation Board
YMCA of Mobile,
Series 2002, LOC: Regions Bank 1.920% 10/01/22 (a)	1,835,000	1,835,000
AL Fultondale
Series 2005 B,
LOC: Allied Irish Bank PLC 1.900% 11/01/33 (a)	11,750,000	11,750,000
AL Jefferson County
Series 1999 A,
Pre-refunded 02/01/09 5.750% 02/01/38	7,640,000	7,833,634
YMCA of Birmingham,
Series 2005, LOC: AmSouth Bank 1.940% 09/01/25 (a)	4,750,000	4,750,000
AL Montgomery County
1.750% 09/08/08	5,000,000	5,000,000
AL Public School & College Authority
Series 2002 A,
5.000% 02/01/09	3,995,000	4,046,831
Series 2008,
LIQ FAC: Citibank N.A. 1.810% 12/01/25 (a)	7,910,000	7,910,000

	Par ($)	Value ($)
AL Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Lloyds TSB Bank PLC LIQ FAC: Merrill Lynch Capital Services, 1.830% 10/01/12 (a)	32,610,000	32,610,000
AL Scottsboro Solid Waste Disposal Authority
Series 2003,
LOC: Regions Bank 1.890% 11/01/18 (a)	4,355,000	4,355,000
AL Tuscaloosa County Education Board
Series 2003,
LOC: Regions Bank 1.890% 02/01/16 (a)	4,300,000	4,300,000
AL Vestavia Hills
Series 2007,
SPA: Bank of New York 1.870% 02/01/28 (a)	14,570,000	14,570,000
Alabama Total		135,940,465
Alaska – 0.1%
AK Valdez Alaska Marine Terminal Revenue
Exxon Mobil Corp.,
Series 1993 C: 2.500% 12/01/33 (b)	2,000,000	2,000,000
2.500% 12/01/33 (b)	4,200,000	4,200,000
Alaska Total		6,200,000
Arizona – 1.3%
AZ Board of Regents
Series 2008 A,
LOC: Lloyds TSB Bank PLC: 1.750% 07/01/34 (a)	6,500,000	6,500,000
1.790% 07/01/34 (a)	7,400,000	7,400,000
AZ Health Facilities Authority
Series 2007,
LIQ FAC: BNP Paribas 2.000% 02/01/42 (a)	12,520,000	12,520,000
Series 2008 B,
LOC: Scotiabank 1.750% 01/01/35 (a)	12,675,000	12,675,000
AZ Maricopa County Unified School District Number 097 Deer Valley
Series 2004,
5.000% 07/01/09	12,910,000	13,240,747

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
AZ Phoenix Civic Improvement Corp.
Series 2008,
LIQ FAC: JPMorgan Chase Bank 2.140% 07/01/13 (a)	8,735,000	8,735,000
AZ Phoenix Industrial Development Authority
Series 2006,
LIQ FAC: FHLMC 2.080% 12/01/27 (a)	12,615,000	12,615,000
AZ Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Merrill Lynch Capital Services 2.790% 02/01/42 (a)	19,995,000	19,995,000
Series 2008,
LIQ FAC: Merrill Lynch Capital Services 1.870% 07/01/35 (a)	28,635,000	28,635,000
AZ Sports & Tourism Authority
Series 2008,
LOC: Allied Irish Bank PLC 1.850% 07/01/36 (a)	5,000,000	5,000,000
AZ Tempe Industrial Development Authority
Centers for Habilitation,
Series 2001, LOC: Wells Fargo Bank N.A. 1.940% 12/01/21 (a)	2,200,000	2,200,000
Series 2005,
LIQ FAC: FHLMC 2.080% 04/01/30 (a)	8,295,000	8,295,000
AZ Transportation Board Highway Revenue
Series 2008,
LOC: JPMorgan Chase Bank 1.870% 07/01/14 (a)	3,495,000	3,495,000
Arizona Total		141,305,747
Arkansas – 0.1%
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc.,
Series 1985, LOC: Regions Bank 2.500% 12/01/25 (a)	6,300,000	6,300,000
Arkansas Total		6,300,000

	Par ($)	Value ($)
California – 0.8%
CA Los Angeles Regional Airports Improvement Corp.
LAX Two Corp,
Series 1985 LAX-2, LOC: Societe Generale 2.450% 12/01/25 (a)	16,600,000	16,600,000
CA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Merrill Lynch Capital Services 1.860% 12/01/18 (a)	24,685,000	24,685,000
CA School Cash Reserve Program Authority
Series 2008 A,
LOC: U.S. Bank N.A., 3.000% 07/06/09	9,805,000	9,915,269
CA State
2004 A-4,
LOC: Citibank N.A., and California State Teachers Retirement 2.240% 05/01/34 (a)	41,165,000	41,165,000
California Total		92,365,269
Colorado – 3.3%
CO Aurora Hospital Revenue
Series 2008 B,
LOC: Allied Irish Bank PLC 1.800% 12/01/36 (a)	5,005,000	5,005,000
CO Colorado Springs
Fine Arts Center,
Series 2006, LOC: Wells Fargo Bank N.A. 1.840% 07/01/21 (a)	8,000,000	8,000,000
CO Denver Urban Renewal Authority
Series 2008 A-1,
LOC: U.S. Bank N.A. 1.850% 12/01/25 (a)	10,000,000	10,000,000
Series 2008 A-2,
LOC: U.S. Bank N.A. 1.850% 12/01/25 (a)	15,000,000	15,000,000
CO Educational & Cultural Facilities Authority
Oaks Christian School,
Series 2006, LOC: U.S. Bank N.A. 2.500% 05/01/33 (a)	10,600,000	10,600,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007:
Insured: FGIC, LOC: Rabobank N.A. 1.890% 03/01/35 (a)	28,110,000	28,110,000
LOC: Sovereign Bank, LOC: Banco Santander 1.800% 11/01/38 (a)	10,000,000	10,000,000
LOC: U.S. Bank N.A. 2.350% 11/01/37 (a)	1,000,000	1,000,000
CO Erie Certificates of Participation
Series 2005,
LOC: KeyBank N.A. 1.950% 11/01/35 (a)	4,240,000	4,240,000
CO Harvest Junction Metropolitan District
Series 2006,
LOC: U.S. Bank N.A. 1.850% 12/01/36 (a)	4,000,000	4,000,000
CO Health Facilities Authority
Community Hospital Association,
Series 2003 B, LOC: JPMorgan Chase Bank 1.880% 12/01/33 (a)	30,580,000	30,580,000
Crossroads at Delta Alf,
Series 2004 A, LOC: U.S. Bank N.A. 1.900% 11/01/28 (a)	3,800,000	3,800,000
Plan de Salud Del Valle,
Series 2005, LOC: KeyBank N.A. 1.940% 06/01/30 (a)	10,450,000	10,450,000
Series 2006 A,
LOC: U.S. Bank N.A. 1.890% 07/01/32 (a)	8,105,000	8,105,000
Series 2007,
LOC: Allied Irish Banks PLC 1.820% 06/01/37 (a)	5,730,000	5,730,000
Series 2008:
LIQ FAC: Citigroup Financial Products 1.900% 11/15/32 (a)	37,460,000	37,460,000
LIQ FAC: JPMorgan Chase Bank 2.490% 03/01/16 (a)	8,225,000	8,225,000
CO Housing & Finance Authority
Series 2002 C4,
SPA: FHLMC 1.900% 10/01/32 (a)	11,150,000	11,150,000
Series 2005 B-2,
SPA: Dexia Credit Local 1.900% 05/01/34 (a)	21,700,000	21,700,000

	Par ($)	Value ($)
Series 2006 I-2,
SPA: DEPFA Bank PLC 1.900% 11/01/34 (a)	3,800,000	3,800,000
CO Kipling Ridge Metropolitan District
Series 2005,
LOC: U.S. Bank N.A. 1.850% 12/01/23 (a)	11,570,000	11,570,000
CO Lafayette Exemplatory Improvement District
Series 2002,
LOC: Wells Fargo Bank N.A. 1.700% 12/01/22 (a)	2,860,000	2,860,000
CO Park Creek Metropolitan District
Series 2005,
SPA: Danske Bank A/S 1.830% 12/01/37 (a)	64,995,000	64,995,000
CO Regional Transportation District
Series 2007,
LIQ FAC: Citigroup Financial Products 1.970% 11/01/36 (a)(c)	5,000,000	5,000,000
CO Vista Ridge Metropolitan District
Series 2001,
7.500% 12/01/31	9,195,000	9,586,159
CO Westminster Economic Development Authority
Series 2006,
LOC: DEPFA Bank PLC 1.850% 12/01/28 (a)	5,840,000	5,840,000
Tax Increment Revenue,
Series 2005, LOC: DEPFA Bank PLC 1.850% 12/01/28 (a)	9,050,000	9,050,000
CO Westminster Multi-Family Revenue
Series 2005,
LIQ FAC: FHLMC 2.130% 06/01/12 (a)	13,970,000	13,970,000
Colorado Total		359,826,159
Connecticut – 0.4%
CT Health & Educational Facility Authority
Series 2008 H,
LOC: Wachovia Bank N.A. 1.820% 07/01/38	3,925,000	3,925,000
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 1.780% 07/01/47 (a)	36,390,000	36,390,000
Connecticut Total		40,315,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Delaware – 0.8%
DE Economic Development Authority Revenue
Hospital Billing & Collection,
Series 1985 A, LOC: JPMorgan Chase Bank 1.920% 12/01/15 (a)	15,525,000	15,525,000
PUMH of Maryland, Inc.,
Series 2007 B, LOC: PNC Bank N.A. 2.550% 05/15/37 (a)	15,415,000	15,415,000
DE GS Pool Trust
Series 2006,
LIQ FAC: Goldman Sachs 2.020% 01/01/28 (a)	19,465,000	19,465,000
Series 2008,
LIQ FAC: Special Situations Investing, GTY AGMT: Goldman Sachs 1.920% 01/01/39 (a)	6,730,000	6,730,000
DE Kent County
Charter School, Inc.,
Series 2002, LOC: Wachovia Bank N.A. 1.900% 11/01/22 (a)	3,665,000	3,665,000
DE New Castle County Student Housing Revenue
Series 2005,
LOC: Bank of New York 1.890% 08/01/31 (a)	12,190,000	12,190,000
DE Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 2.080% 12/01/30 (a)	11,220,000	11,220,000
Delaware Total		84,210,000
District of Columbia – 0.3%
DC District Columbia
National Child Research Center,
Series 2008, LOC: SunTrust Bank 1.900% 04/01/38 (a)	6,400,000	6,400,000
DC Revenue
Washington Drama Society,
Series 2008, LOC: JPMorgan Chase Bank 1.800% 07/01/47 (a)	15,000,000	15,000,000

	Par ($)	Value ($)
DC State
Series 2003 D-2,
Insured: FSA, SPA: DEPFA Bank PLC 2.150% 06/01/26 (a)	12,100,000	12,100,000
District of Columbia Total		33,500,000
Florida – 9.3%
FL Alachua County Health Facilities Authority
Series 2008,
LIQ FAC: Morgan Stanley 1.990% 12/01/37 (a)	45,000,000	45,000,000
FL Bay Medical Center Hospital Revenue
Board of Trustees Bay Medical Center,
Series 2007 B, LOC: Regions Bank 1.880% 10/01/37 (a)	74,090,000	74,090,000
FL BB&T Municipal Trust
Series 2008,
LIQ FAC: Branch Banking & Trust 1.920% 04/01/24 (a)	11,995,000	11,995,000
Series 2008-24,
LIQ FAC: Branch Banking & Trust 1.840% 06/01/14 (a)	10,400,000	10,400,000
FL Citizens Property Insurance Corp.
Series 2008 A,
LIQ FAC: Societe Generale 1.880% 03/01/13 (a)	12,500,000	12,500,000
FL Collier County Industrial Development Authority
YMCA of Collier County,
Series 2004, LOC: SunTrust Bank 1.900% 09/01/29 (a)	4,635,000	4,635,000
FL Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG LIQ FAC: Deutsche Bank AG 1.850% 11/01/27 (a)	11,470,000	11,470,000
Series 2008:
GTY AGMT: Deutsche Bank AG LIQ FAC: Deutsche Bank AG 2.000% 07/01/22 (a)	5,880,000	5,880,000
GTY AGMT: Deutsche Bank AG LIQ FAC: Deutsche Bank AG 1.880% 10/01/24 (a)	1,080,000	1,080,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Development Finance Corp.
Central Florida Community College Foundation,
Series 2003 A-1, LOC: SunTrust Bank 1.950% 06/01/23 (a)	1,705,000	1,705,000
FL Division of Bond Finance Department
Series 2000,
LIQ FAC: Morgan Stanley 2.040% 07/01/13 (a)	23,860,000	23,860,000
FL Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A.: 1.850% 07/01/35 (a)	18,555,000	18,555,000
1.870% 05/01/31 (a)	3,935,000	3,935,000
Series 2007,
LOC: U.S. Bank N.A. 1.870% 05/01/32 (a)	4,660,000	4,660,000
FL Fiu Athletics Finance Corp.
Series 2007 A,
LOC: Regions Bank 1.890% 03/01/33 (a)	14,000,000	14,000,000
FL Gainesville Utilities System Revenue
Series 2008 B,
SPA: Bank of New York 1.800% 10/01/38 (a)	34,100,000	34,100,000
FL Gulfstream Park Community Development District
Series 2008,
LIQ FAC: Goldman Sachs 1.880% 05/01/39 (a)	19,055,000	19,055,000
FL Higher Educational Facilities Financing Authority
Southeastern University, Inc.,
Series 2005, LOC: Regions Bank 1.870% 12/02/30 (a)	25,360,000	25,360,000
FL Highlands County Health Facilities Authority
Adventist Health Systems,
Series 2003 B, LOC: SunTrust Bank 1.800% 11/15/09 (a)	3,425,000	3,425,000
FL Hillsborough County Industrial Development Authority
University Community Hospital,
Series 2008 B, LOC: Wachovia Bank N.A. 1.890% 08/15/32 (a)	9,600,000	9,600,000

	Par ($)	Value ($)
FL Hillsborough County School Board
Series 2008,
LOC: Wachovia Bank N.A. 2.550% 07/01/30 (a)	45,025,000	45,025,000
FL Housing Finance Corp.
Series 2006,
LIQ FAC: FHLMC 2.080% 10/01/32 (a)	16,865,000	16,865,000
FL Hurricane Catastrophe Fund
Series 2006 A,
5.000% 07/01/09	50,250,000	51,467,940
FL Jacksonville Industrial Development Revenue
Series 1993,
LOC: Northern Trust Co. 1.860% 07/01/13 (a)	2,650,000	2,650,000
FL JEA Electric System Revenue
Series 2008 3B-3,
SPA: Dexia Credit Local 1.810% 10/01/36 (a)	12,800,000	12,800,000
Series 2008 3B-4,
SPA: Dexia Credit Local 1.810% 10/01/36 (a)	19,210,000	19,210,000
FL JEA Water & Sewer System Revenue
Series 2008 B-1,
SPA: State Street Bank & Trust Co. 1.790% 10/01/36 (a)	10,200,000	10,200,000
FL Keys Aqueduct Authority
Series 2008,
LOC: TD Banknorth N.A. 1.790% 09/01/35 (a)	10,500,000	10,500,000
FL Lakeland Energy System Revenue
Series 2008 A,
LOC: BNP Paribas 1.780% 10/01/37 (a)	15,000,000	15,000,000
FL Local Governmental Financing Commission
1.500% 10/07/08	71,051,000	71,051,000
1.550% 11/07/08	54,399,000	54,399,000
1.700% 11/13/08	14,407,000	14,407,000
FL Manatee County School District
Series 2007,
4.000% 10/09/08	26,000,000	26,021,711
FL Miami Health Facilities Authority
Series 2008,
LOC: PNC Bank N.A. 1.740% 11/15/25 (a)	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Community,
Series 2002, LOC: Northern Trust Co. 1.860% 04/01/32 (a)	5,695,000	5,695,000
FL Municipal Power Agency
1.580% 10/20/08	24,344,000	24,344,000
FL Orange County Health Facilities Authority
Orlando Regional Healthcare,
Series 2008 E, LOC: Suntrust Bank N.A. 1.850% 10/01/26 (a)	5,500,000	5,500,000
FL Orange County Housing Finance Authority
Series 2004 B,
GIC: Trinity Funding Co. LLC 2.390% 03/01/34 (a)	5,494,000	5,494,000
FL Orlando & Orange County Expressway Authority
Series 2008 B2,
LOC: SunTrust Bank 1.820% 07/01/40 (a)	19,000,000	19,000,000
Series 2008 B4,
LOC: Wachovia Bank N.A. 1.770% 07/01/40 (a)	28,400,000	28,400,000
FL Orlando Utilities Commission Water Revenue
Series 2002 B,
SPA: SunTrust Bank 1.790% 10/01/22 (a)	11,300,000	11,300,000
FL Palm Beach County
Series 1999,
5.750% 08/01/18	3,880,000	4,060,124
Zoological Society, Inc.,
Series 2001, LOC: Northern Trust Co. 1.860% 05/01/31 (a)	8,400,000	8,400,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 2.150% 11/01/25 (a)	17,995,000	17,995,000
Series 2008,
LIQ FAC: Merrill Lynch: 1.860% 06/01/35 (a)	20,445,000	20,445,000
1.860% 06/01/38 (a)	15,295,000	15,295,000
2.710% 11/15/37 (a)	29,995,000	29,995,000
2.720% 01/01/20 (a)	16,810,000	16,810,000

	Par ($)	Value ($)
FL RBC Municipal Products, Inc. Trust
Series 2008 E-6,
LIQ FAC: Royal Bank of Canada 1.890% 01/01/10 (a)	24,945,000	24,945,000
FL Sunshine State Governmental Financing Commission
1.600% 10/09/08	12,500,000	12,500,000
1.600% 11/14/08	15,600,000	15,600,000
Series 1986,
LOC: Dexia Credit Local 1.930% 07/01/16 (a)	40,000,000	40,000,000
FL Titusville City
Series 1998 A,
LOC: SunTrust Bank 1.950% 01/01/25 (a)	3,100,000	3,100,000
FL West Palm Beach Community Redevelopment Agency
Series 2008,
GTY AGMT: Morgan Stanley 2.040% 03/01/26 (a)	6,300,000	6,300,000
Florida Total		1,020,079,775
Georgia – 4.7%
GA Atlanta
Series 2008 A,
LIQ FAC: Societe Generale 1.880% 12/01/23 (a)	10,000,000	10,000,000
Series 2008,
LIQ FAC: JPMorgan Chase Bank 2.340% 01/01/13 (a)	10,975,000	10,975,000
GA BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust 1.920% 03/15/22 (a)	10,370,000	10,370,000
Series 2008,
LIQ FAC: Branch Banking & Trust 1.920% 09/01/23 (a)	13,600,000	13,600,000
GA Burke County Development Authority
Georgia Power Co.,
Series 2000, 2.100% 09/01/30 (b)	15,725,000	15,725,000
GA City of Atlanta Tax Allocation
Series 2006,
LOC: Wachovia Bank N.A. 1.850% 12/01/24 (a)	29,000,000	29,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Clarke County School District
Series 2007:
4.000% 09/01/09	6,490,000	6,636,319
5.000% 09/01/08	3,640,000	3,640,000
GA Clayton County Housing Authority
Multi-Family Housing Revenue:
Series 1990 A, Insured: FSA, SPA: Societe Generale 2.250% 01/01/21 (a)	5,300,000	5,300,000
Series 1990 B,
Insured: FSA, SPA: Societe Generale 2.250% 01/01/21 (a)	5,055,000	5,055,000
Series 1990 C,
Insured: FSA, SPA: Societe Generale 2.250% 01/01/21 (a)	6,955,000	6,955,000
Series 1990 D,
Insured: FSA, SPA: Societe Generale 2.250% 01/01/21 (a)	2,215,000	2,215,000
Series 1990 F,
Insured: FSA, SPA: Societe Generale
2.250% 01/01/21 (a)	3,945,000	3,945,000
GA Cobb County Development Authority
North Cobb Christian School,
Series 1998 A, LOC: Branch Banking & Trust 1.860% 03/01/22 (a)	6,025,000	6,025,000
YMCA of Cobb County,
Series 2003, LOC: SunTrust Bank 1.860% 12/01/25 (a)	2,675,000	2,675,000
GA Cobb County Hospital Authority
Wellstar Cobb Hospital, Inc.,
Series 2004, LOC: SunTrust Bank 1.860% 04/01/34 (a)	25,000,000	25,000,000
GA Columbus Development Authority
Foundation Properties, Inc.,
Series 2004, LOC: Columbus Bank & Trust 2.140% 12/01/33 (a)	5,740,000	5,740,000

	Par ($)	Value ($)
GA Columbus Hospital Authority
St. Francis Hospital, Inc.,
Series 2000 A, LOC: Columbus Bank & Trust 2.140% 01/01/31 (a)	16,680,000	16,680,000
GA DeKalb County Hospital Authority
DeKalb Medical Center, Inc.,
Series 2003 B, Insured: FSA, SPA: Wachovia Bank N.A. 2.250% 09/01/31 (a)	18,365,000	18,365,000
GA Douglas County Development Authority
Colonial Hills School Property,
Series 2004, LOC: Branch Banking & Trust 1.860% 06/01/24 (a)	2,680,000	2,680,000
GA Fayette County Hospital Authority
Piedmont Hospital,
Series 2005, LOC: SunTrust Bank 1.850% 06/01/35 (a)	21,000,000	21,000,000
GA Fulton County Development Authority
Mt. Vernon Presbyterian School,
Series 2005, LOC: Branch Banking & Trust 1.860% 08/01/35 (a)	5,000,000	5,000,000
Piedmont Healthcare, Inc.,
Series 2007, LOC: SunTrust Bank 1.850% 06/01/37 (a)	18,000,000	18,000,000
Series 2008,
LOC: SunTrust Bank 1.850% 12/01/33 (a)	6,000,000	6,000,000
Weber School,
Series 2006, LOC: Branch Banking & Trust
1.860% 12/01/30 (a)	4,200,000	4,200,000
GA Lowndes County Board of Education,
Series 2007,
5.000% 02/01/09	5,065,000	5,135,903
GA Main Street Natural Gas, Inc.
Series 2007,
LIQ FAC: Morgan Stanley 2.040% 09/15/28 (a)	32,000,000	32,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Municipal Electric Authority
1.570% 09/10/08	38,100,000	38,100,000
Series 2008 A,
LIQ FAC: Societe Generale 1.880% 01/01/20 (a)	14,605,000	14,605,000
GA Ports Authority Revenue
Series 2007,
LOC: SunTrust Bank 1.850% 09/01/12 (a)	11,500,000	11,500,000
GA Private Colleges & Universities Authority
Emory University,
Series 2008, 1.750% 09/01/43 (b)	16,000,000	16,000,000
Mercer University:
Series 2003, LOC: Branch Banking & Trust
1.880% 10/01/32 (a)	6,900,000	6,900,000
Series 2006 C,
LOC: Branch Banking & Trust 1.880% 10/01/31 (a)	8,700,000	8,700,000
Series 2000,
LIQ FAC: Societe Generale 1.850% 11/01/30 (a)(c)	34,435,000	34,435,000
Series 2005 C-3,
1.760% 09/01/24 (a)	14,900,000	14,900,000
Series 2005,
1.800% 09/01/36 (b)	17,000,000	17,000,000
GA Richmond County Hospital Authority Revenue
Series 2008,
LOC: SunTrust Bank 1.850% 01/01/36 (a)	17,000,000	17,000,000
GA South Regional Joint Development Authority
VSU AUX Services Real Estate,
Series 2008 B, LOC: Wachovia Bank N.A. 1.850% 08/01/39 (a)	14,000,000	14,000,000
GA State
Series 1995 B,
6.650% 03/01/09	6,880,000	7,027,581
Series 1999 D,
5.800% 11/01/08	5,000,000	5,029,031
Series 2000 A,
5.800% 03/01/09	4,380,000	4,455,806
Series 2003 D,
5.000% 12/01/08	3,250,000	3,271,822

	Par ($)	Value ($)
Series 2006,
LIQ FAC: Wells Fargo Bank N.A. 1.880% 10/01/26 (a)	5,610,000	5,610,000
Georgia Total		510,451,462
Hawaii – 0.4%
HI Department of Budget & Finance
Series 2006 4G,
LIQ FAC: Goldman Sachs 1.880% 07/01/30 (a)	8,000,000	8,000,000
HI Honolulu City & County
Series 2007,
LIQ FAC: Citibank N.A. 1.950% 07/01/30 (a)	17,535,000	17,535,000
HI State
Series 2006,
LIQ FAC: Citibank N.A. 1.960% 03/01/26 (a)(c)	19,145,000	19,145,000
Hawaii Total		44,680,000
Idaho – 0.4%
ID Boise County Housing Authority
Series 2002,
LOC: KeyBank N.A. 1.950% 03/01/33 (a)	2,075,000	2,075,000
ID Boise County Urban Renewal Agency
Series 2004 A,
LOC: KeyBank N.A. 1.950% 03/01/24 (a)	6,555,000	6,555,000
ID Health Facilities Authority
St. Lukes Regional Medical Center,
Series 2000, Insured: FSA, SPA: Harris Trust & Savings Bank 2.530% 07/01/30 (a)	13,390,000	13,390,000
ID Term Tender Custodial Receipts
Series 2008,
2.600% 11/26/08	17,025,000	17,032,919
Idaho Total		39,052,919

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Illinois – 7.5%
IL Bolingbrook
Series 2004,
LOC: Harris Trust & Savings Bank 1.710% 12/01/29 (a)	22,575,000	22,575,000
IL Canton Industrial Revenue
Series 2006,
LOC: Charter One Bank N.A. 1.890% 12/01/31 (a)	15,500,000	15,500,000
IL Chicago Board of Education
Series 2006,
GTY AGMT: Dexia Credit Local 1.840% 12/01/31 (a)	10,310,000	10,310,000
Series 2008 A,
LIQ FAC: Societe Generale 1.890% 12/01/23 (a)	4,000,000	4,000,000
IL Chicago O'Hare International Airport Revenue
Series 2006,
LIQ FAC: Dexia Credit Local 1.850% 01/01/17 (a)	9,535,000	9,535,000
IL Chicago Tax Increment
Series 1997 A,
LOC: Northern Trust Co. 1.910% 12/01/11 (a)	660,000	660,000
Series 1997 B,
LOC: Northern Trust Co. 1.910% 12/01/14 (a)	385,000	385,000
IL Chicago
Series 2006,
LIQ FAC: JPMorgan Chase Bank 1.990% 01/01/14 (a)(c)	15,605,000	15,605,000
Series 2008 A,
LIQ FAC: Societe Generale 1.880% 01/01/30 (a)	10,575,000	10,575,000
IL DeKalb Tax Increment Revenue
Series 2003,
LOC: Northern Trust Co. 1.860% 01/01/13 (a)	2,795,000	2,795,000
IL Deutsche Bank Spears/Lifers Trust
Series 2007:
GTY AGMT: Deutsche Bank AG
1.840% 01/01/23 (a)	10,080,000	10,080,000
1.840% 01/15/26 (a)	22,605,000	22,605,000
1.870% 12/01/25 (a)	4,685,000	4,685,000
1.900% 12/01/31 (a)	6,875,000	6,875,000
1.880% 06/15/29 (a)	8,905,000	8,905,000
1.880% 01/01/30 (a)	6,745,000	6,745,000

	Par ($)	Value ($)
Series 2008:
GTY AGMT: Deutsche Bank AG: 2.000% 12/01/21 (a)	1,625,000	1,625,000
2.000% 01/01/33 (a)	27,475,000	27,475,000
1.880% 01/01/37 (a)	13,250,000	13,250,000
1.880% 07/01/46 (a)	15,605,000	15,605,000
1.900% 12/15/37 (a)	26,835,000	26,835,000
IL Development Finance Authority
American Academy of Dermatology,
Series 2001, LOC: Bank One N.A. 2.000% 04/01/21 (a)	4,450,000	4,450,000
American College of Surgeons,
Series 1996, LOC: Northern Trust Co. 1.860% 08/01/26 (a)	11,707,000	11,707,000
Municipal Trust Various,
Series 2008-43, LOC: DEPFA Bank PLC 2.140% 01/01/37 (a)	34,665,000	34,665,000
YMCA Metropolitan Chicago Project,
Series 2001, LOC: Harris Trust & Savings Bank
1.850% 06/01/29 (a)	34,500,000	34,500,000
IL Eclipse Funding Trust
Series 2007,
Insured: FGIC, LIQ FAC: U.S. Bank N.A. 1.850% 01/01/30 (a)	11,385,000	11,385,000
IL Educational Facilities Authority
Beverly Arts Center,
Series 2003, LOC: Fifth Third Bank 2.020% 10/01/28 (a)	4,865,000	4,865,000
St. Xavier University,
Series 2002 A, LOC: LaSalle Bank N.A.
1.900% 10/01/32 (a)	4,035,000	4,035,000
IL Finance Authority Revenue
Alexian Brothers Health System,
Series 2004, LOC: Bank One N.A. 1.880% 04/01/35 (a)	37,600,000	37,600,000
Children's Memorial Hospital,
Series 2008 D, LOC: JPMorgan Chase Bank 1.860% 08/15/25 (a)	17,000,000	17,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Commonwealth Edison Co.:
Series 2008 D, LOC: SunTrust Bank 1.840% 03/01/20 (a)	10,000,000	10,000,000
Series 2008 F,
LOC: JPMorgan Chase Bank
1.800% 03/01/17 (a)	18,200,000	18,200,000
Elmhurst Memorial Healthcare,
Series 2008 E, LOC: Fifth Third Bank
1.790% 01/01/48 (a)	4,500,000	4,500,000
North Shore Senior Center,
Series 1999, LOC: JPMorgan Chase Bank 1.870% 08/01/29 (a)	7,000,000	7,000,000
Riverside Health System,
Series 2004, LOC: JPMorgan Chase Bank 1.900% 11/15/29 (a)	5,625,000	5,625,000
Sacred Heart of Chicago,
Series 2008, LOC: Fifth Third Bank 1.840% 07/01/42 (a)	4,400,000	4,400,000
Series 2006,
LIQ FAC: Morgan Stanley 1.840% 12/01/42 (a)(c)	9,400,000	9,400,000
Series 2008 C,
LOC: RBS Citizens N.A. 1.750% 01/01/48 (a)	21,000,000	21,000,000
Series 2008 D,
LOC: Northern Trust Co. 1.790% 01/01/48 (a)	8,600,000	8,600,000
Series 2008:
LOC: Fifth Third Bank 1.840% 06/01/38 (a)	5,000,000	5,000,000
LOC: JPMorgan Chase Bank 1.900% 02/01/40 (a)	20,000,000	20,000,000
Swedish Convent Hospital,
Series 2008 B, LOC: Allied Irish Bank PLC 1.750% 08/15/38 (a)	8,500,000	8,500,000
IL Health Facilities Authority
Glenkirk,
Series 1997, LOC: Glenview State Bank, LOC: LaSalle National Bank 2.000% 02/15/21 (a)	1,670,000	1,670,000

	Par ($)	Value ($)
Hospital Sister Services,
Series 2003 A, SPA: JPMorgan Chase Bank: 2.000% 12/01/21 (a)	22,775,000	22,775,000
2.000% 12/01/22 (a)	20,000,000	20,000,000
2.000% 12/01/23 (a)	7,730,000	7,730,000
Series 1985 C,
LOC: JPMorgan Chase Bank 1.850% 08/01/15 (a)	26,200,000	26,200,000
IL Housing Development Authority Multifamily
Series 2008,
1.960% 08/01/38 (a)	8,300,000	8,300,000
IL Metropolitan Pier & Exposition Authority
Series 2006,
Insured: FGIC, LIQ FAC: Dexia Credit Local 1.850% 06/15/29 (a)	32,495,000	32,495,000
Series 2008,
LIQ FAC: JPMorgan Chase & Co.:
1.990% 10/05/17 (a)	15,675,000	15,675,000
1.990% 05/20/25 (a)	10,275,000	10,275,000
1.990% 10/02/29 (a)	6,480,000	6,480,000
IL Mount Morris Village Industrial Revenue
Pinecrest Village,
Series 2006, LOC: U.S. Bank N.A. 1.890% 02/01/31 (a)	9,705,000	9,705,000
IL Oak Forest
Series 1989,
LOC: Fifth Third Bank 1.860% 07/01/24 (a)	18,900,000	18,900,000
IL Puttable Floating Option Tax-Exempt Receipts
Series 2008,
LIQ FAC: Merrill Lynch 1.820% 01/01/32 (a)	12,570,000	12,570,000
IL Regional Transportation Authority
Series 2004,
SPA: Dexia Credit Local 1.840% 07/01/29 (a)	47,055,000	47,055,000
Series 2008 A,
LIQ FAC: Societe Generale
1.880% 06/01/19 (a)	4,000,000	4,000,000
IL Springfield Electric Revenue
Series 2008,
LIQ FAC: PB Capital Corp. 1.910% 03/01/35 (a)	10,120,000	10,120,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
IL State
Series 2008,
LOC: Citigroup Financial Products, Inc. 1.790% 06/01/28 (a)	9,600,000	9,600,000
IL Village of Brookfield
Series 2008 PJ,
LOC: Northern Trust Co. 1.860% 06/01/38 (a)	20,350,000	20,350,000
IL Will County Community Unit School District Number 365 U Valley View
Series 2007,
LOC: Wells Fargo & Co. 1.900% 11/01/25 (a)	18,095,000	18,095,000
Illinois Total		821,052,000
Indiana – 2.7%
IN Angola Educational Facilities Revenue
Tri-State University, Inc.,
Series 2004, LOC: Fifth Third Bank 2.020% 09/01/15 (a)	700,000	700,000
IN Bond Bank Revenue
Series 2008 A:
3.000% 01/30/09	10,000,000	10,036,319
LIQ FAC: Bank of New York 1.870% 04/15/17 (a)	7,500,000	7,500,000
LOC: Bank of New York 3.000% 05/28/09	50,000,000	50,424,590
IN Deutsche Bank Spears/Lifers Trust
Series 2008:
Insured: CIFG, LIQ FAC: Deutsche Bank AG: 1.760% 11/15/36 (b)	10,000,000	10,000,000
1.880% 07/15/18 (a)	1,490,000	1,490,000
1.880% 01/15/20 (a)	4,115,000	4,115,000
Insured: FSA, LIQ FAC: Deutsche Bank AG: 1.850% 07/15/27 (a)	5,275,000	5,275,000
2.000% 03/01/27 (a)	3,075,000	3,075,000
IN Development Finance Authority
Rehabilitation Center, Inc.,
Series 2002, LOC: Old National Bank 1.940% 07/01/17 (a)	1,605,000	1,605,000
Series 2003,
LOC: KeyBank N.A. 1.910% 01/01/23 (a)	8,695,000	8,695,000

	Par ($)	Value ($)
IN Elkhart County
Hubbard Hill Estates, Inc.,
Series 2001, LOC: Fifth Third Bank
2.020% 11/01/21 (a)	2,985,000	2,985,000
IN Finance Authority
Series 2005 A-5,
1.850% 02/01/35 (b)	20,000,000	20,000,000
Series 2008 A-1,
1.820% 02/01/39 (b)	18,950,000	18,950,000
Series 2008 A-2,
1.750% 02/01/39 (b)	10,000,000	10,000,000
Series 2008 B,
LOC: JPMorgan Chase Bank 1.780% 11/01/41 (a)	10,900,000	10,900,000
University of Indiana,
Series 2006, LOC: KeyBank N.A. 1.990% 07/01/36 (a)	10,700,000	10,700,000
Via Christi Health System:
Series 2008 E-1,
1.600% 11/15/26 (b)	11,400,000	11,400,000
Series 2008 E-3,
1.760% 11/15/36 (b)	10,000,000	10,000,000
IN Fort Wayne Economic Development Revenue
St. Anne Home of Diocese,
Series 1998, LOC: Fifth Third Bank 2.020% 09/01/23 (a)	4,980,000	4,980,000
IN Health Facility Financing Authority
Southern Indiana Rehab Hospital,
Series 2001, LOC: Bank One Kentucky 2.850% 04/01/20 (a)	2,000,000	2,000,000
Union Hospital, Inc.,
Series 2002, LOC: Fifth Third Bank 2.020% 09/01/27 (a)	5,515,000	5,515,000
IN Henry County Economic Development Revenue
Henry County YMCA, Inc.,
Series 2004, LOC: U.S. Bank N.A. 1.900% 02/15/24 (a)	1,510,000	1,510,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2007,
2.950% 01/08/09	44,650,000	44,650,000
Series 2008 B-1,
2.250% 10/01/08	9,050,000	9,053,163

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Lawrenceburg Pollution Control Revenue
Michigan Power Co.,
Series 2008 I, LOC: JPMorgan Chase Bank 1.850% 10/01/19 (a)	6,500,000	6,500,000
IN New Albany Economic Development Revenue
YMCA of Southern Indiana,
Series 2006, LOC: Regions Bank 1.890% 09/01/28 (a)	4,105,000	4,105,000
IN Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Wells Fargo Bank N.A. 1.890% 06/01/29 (a)	6,405,000	6,405,000
IN St. Joseph County Educational Facilities Revenue
University of Notre Dame Du Lac,
Series 2005, 1.600% 03/01/40 (a)	10,100,000	10,100,000
IN St. Joseph County Indiana Economic Development Revenue
Brothers of the Holy Cross,
Series 1997, LOC: Allied Irish Bank PLC 1.830% 09/01/17 (a)	3,625,000	3,625,000
Indiana Total		296,294,072
Iowa – 1.1%
IA Des Moines Methodist System, Inc.
Iowa Methodist Medical Center,
Series 1985, LOC: Wachovia Bank N.A. 1.900% 08/01/15 (a)	21,700,000	21,700,000
IA Evansdale
Series 2005,
LOC: Wells Fargo Bank N.A. 1.890% 09/01/30 (a)	4,910,000	4,910,000
IA Finance Authority Single Family Mortgage
Series 2006 B,
GTY AGMT: Pallas Capital Corp. 2.540% 12/01/09 (a)	4,670,788	4,670,788
IA Finance Authority Small Business Development
Village Court Associates,
Series 1985 B, GTY AGMT: E.I. DuPont De Nemours 1.940% 11/01/35 (a)	14,700,000	14,700,000

	Par ($)	Value ($)
IA Higher Education Loan Authority
American Institute of Business,
Series 1998, LOC: Wells Fargo Bank N.A. 1.940% 11/01/13 (a)	860,000	860,000
IA School Cash Anticipation Program
Series 2008 A,
Insured: FSA, GIC: Citigroup Financial Products 3.500% 06/25/09	45,230,000	45,862,916
Series 2008 B,
Insured: FSA, GIC: AIG Matched Funding Corp. 3.750% 01/23/09	31,700,000	31,916,523
Iowa Total		124,620,227
Kansas – 0.4%
KS Wichita Hospital
Series 2008,
LIQ FAC: Morgan Stanley Municipal Funding 2.090% 10/01/17 (a)	46,795,000	46,795,000
Kansas Total		46,795,000
Kentucky – 2.0%
KY Asset Liability Commissions
Series 2008 A,
3.000% 06/25/09	53,000,000	53,516,954
KY BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust 1.820% 11/01/25 (a)	9,995,000	9,995,000
KY Christian County Industrial Building Revenue
Audubon Area Community Services,
Series 2004, LOC: Branch Banking & Trust 1.860% 01/01/29 (a)	3,275,000	3,275,000
KY Danville
1.900% 09/08/08	31,750,000	31,750,000
KY Economic Development Finance Authority
Baptist Convalescent Center,
Series 1999, LOC: Fifth Third Bank 1.970% 12/01/19 (a)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Harrison Memorial Hospital,
Series 2005, LOC: Fifth Third Bank 2.020% 11/01/35 (a)	8,000,000	8,000,000
KY Kenton County Industrial Building Revenue
Series1984,
LIQ FAC: Morgan Guaranty Trust 1.950% 12/01/14 (a)	7,000,000	7,000,000
KY Lexington Fayette Urban County Government
Anchor Baptist Church, Inc.,
Series 2007, LOC: Fifth Third Bank
2.020% 08/01/32 (a)	4,135,000	4,135,000
Roman Catholic Lexington:
Series 2005 A, LOC: Fifth Third Bank 2.020% 10/01/32 (a)	6,155,000	6,155,000
Series 2005 B,
LOC: Fifth Third Bank 2.020% 10/01/32 (a)	4,610,000	4,610,000
Series 2003,
LOC: Fifth Third Bank:
2.020% 09/01/22 (a)	4,300,000	4,300,000
2.020% 05/01/25 (a)	2,945,000	2,945,000
YMCA of Central Kentucky,
Series 1999, LOC: Bank One Kentucky N.A. 2.000% 07/01/19 (a)	1,435,000	1,435,000
KY Louisville & Jefferson County Metropolitan Sewer District
Series 2008 A,
LIQ FAC: Societe Generale 1.850% 05/15/30 (a)	33,930,000	33,930,000
KY Morehead League of Cities Funding Trust
Series 2004 A,
LOC: U.S. Bank N.A. 1.860% 06/01/34 (a)	4,662,000	4,662,000
KY Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 1.850% 11/01/17 (a)	9,220,000	9,220,000
KY Richmond City
Series 2006 A,
LOC: U.S. Bank N.A. 1.860% 03/01/36 (a)	19,675,000	19,675,000

	Par ($)	Value ($)
KY Wilmore Industrial Building Revenue
Series 2006,
LOC: Regions Bank 1.890% 08/01/31 (a)	7,720,000	7,720,000
Kentucky Total		216,323,954
Louisiana – 2.4%
LA BB&T Municipal Trust
Series 2008,
LIQ FAC: Branch Banking & Trust 1.920% 01/01/24 (a)	9,925,000	9,925,000
LA Citizens Property Insurance Corp.
Series 2006,
GTY AGMT: BH Finance LLC LIQ FAC: Svenska Handelsbanken, 2.720% 06/01/17 (a)	20,000,000	20,000,000
LA Deutsche Bank Spears/Lifers Trust
Series 2008:
GTY AGMT: Deutsche Bank AG 1.880% 12/01/18 (a)	2,525,000	2,525,000
1.850% 12/01/22 (a)	23,110,000	23,110,000
LA Lake Charles Harbor & Terminal District
Series 2008,
GTY AGMT: Rabobank N.A. 2.250% 03/15/38 (a)	37,000,000	37,000,000
LA Local Government Environmental Facilities & Community Development Authority
Academy of Sacred Heart,
Series 2004, LOC: Whitney National Bank, LOC: SunTrust Bank 1.900% 01/01/24 (a)	4,000,000	4,000,000
LA Offshore Terminal Authority
Loop LLC,
Series 2007 A, LOC: SunTrust Bank 1.850% 09/01/27 (a)	27,000,000	27,000,000
LA Parish Of St. James
1.700% 09/08/08	44,000,000	44,000,000
2.000% 09/08/08	4,000,000	4,000,000
LA Public Facilities Authority
Series 2008 C,
LIQ FAC: PB Capital Corp. 1.910% 02/15/35 (a)	14,075,000	14,075,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
The Glen Retirement System,
Series 2001, LOC: AmSouth Bank 1.890% 09/01/16	2,565,000	2,565,000
Tiger Athletic Foundation,
Series 1999, LOC: Regions Bank 1.750% 09/01/28 (a)	37,200,000	37,200,000
LA Reset Option Certificates Trust II-R
Series 2006,
Insured: FSA, LIQ FAC: Citibank N.A. 1.960% 05/01/39 (a)	20,885,000	20,885,000
LA St. Tammany Parish Development District
Main Street Holdings,
Series 2008, LOC: SunTrust Bank 1.850% 07/01/38 (a)	6,000,000	6,000,000
Slidell Development Co. LLC,
Series 2008 A, LOC: Regions Bank 1.890% 05/01/38 (a)	5,000,000	5,000,000
LA Upper Pontalba Building Restoration Corp.
Series 1996,
LOC: Bank One N.A. 2.850% 12/01/16 (a)	3,360,000	3,360,000
Louisiana Total		260,645,000
Maine – 0.0%
ME Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 1.870% 07/01/37 (a)	3,390,000	3,390,000
ME Finance Authority
Erskine Academy,
Series 2004, LOC: KeyBank N.A. 1.990% 12/01/20 (a)	1,370,000	1,370,000
Maine Total		4,760,000
Maryland – 1.7%
MD Baltimore County Economic Development Revenue
Torah Institution Baltimore,
Series 2004, LOC: Branch Banking & Trust 1.860% 07/01/24 (a)	3,440,000	3,440,000

	Par ($)	Value ($)
MD Baltimore Port Facilities Revenue
Occidental Petroleum Corp.,
Series 1981, LOC: BNP Paribas 1.500% 10/14/11 (a)	29,900,000	29,900,000
MD Bel Air Economic Development Revenue
Harford Day School, Inc.,
Series 2007, LOC: Branch Banking & Trust 1.860% 10/01/33 (a)	4,195,000	4,195,000
MD Health & Higher Educational Facilities Authority
Series 2003 B,
LOC: SunTrust Bank 1.850% 07/01/28 (a)	7,830,000	7,830,000
Series 2004,
LOC: SunTrust Bank 1.850% 07/01/29 (a)	6,795,000	6,795,000
Series 2006,
LIQ FAC: Merrill Lynch 2.660% 07/01/36 (a)	34,995,000	34,995,000
Series 2008,
LOC: Branch Banking & Trust 1.770% 07/01/35 (a)	8,000,000	8,000,000
The Boys Latin School of Maryland,
Series 2008, LOC: SunTrust Bank 1.850% 07/01/38 (a)	7,000,000	7,000,000
University of Maryland Medical Systems,
Series 2007 A, LOC: Wachovia Bank N.A. 1.850% 07/01/34 (a)	15,045,000	15,045,000
MD Industrial Development Financing Authority
Bethesda Cultural Alliance,
Series 2006, LOC: Branch Banking & Trust 1.860% 09/01/26 (a)	4,425,000	4,425,000
MD Montgomery County Housing Opportunities Commission Single Family Revenue
Series 2005 A,
LOC: Trinity Plus Funding Co. 2.590% 01/01/10 (a)	2,039,665	2,039,665
MD Puttable Floating Option Tax-Exempt Receipts
Series 2007:
LIQ FAC: Bank of New York 1.930% 01/01/10 (a)	6,350,000	6,350,000
LIQ FAC: Merrill Lynch Capital Services, GTY AGMT: Trinity Plus Funding Co.
1.930% 10/01/39 (a)	995,000	995,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008-68,
LOC: Merrill Lynch International Bank Ltd. 1.950% 10/01/39 (a)	12,335,000	12,335,000
MD Stadium Authority Lease Revenue
Series 2007,
SPA: Dexia Credit Local 1.900% 03/01/26 (a)	15,570,000	15,570,000
MD State
Series 2003,
5.250% 03/01/09	4,000,000	4,075,169
Series 2008,
LOC: Citibank N.A. 1.790% 07/15/21 (a)	3,500,000	3,500,000
MD Term Tender Custodial Receipts
Series 2008,
2.550% 11/26/08	9,425,000	9,428,309
MD Town of Easton
Series 2008,
LOC: Branch Banking & Trust 1.860% 01/01/38 (a)	5,775,000	5,775,000
Maryland Total		181,693,143
Massachusetts – 2.2%
MA Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank, N.A. 1.840% 08/01/37 (a)	42,145,000	42,145,000
MA State
1.570% 11/05/08	16,000,000	16,000,000
Series 2004,
GTY AGMT: BH Finance LLC LIQ FAC: Merrill Lynch, 1.820% 02/28/18 (a)	6,125,000	6,125,000
Series 2005,
Insured: FGIC, LIQ FAC: Dexia Credit Local 1.850% 01/01/24 (a)	65,420,000	65,420,000
Series 2006,
5.000% 07/01/09	18,415,000	18,905,337
Series 2007,
LIQ FAC: Dexia Credit Local 1.840% 01/01/34 (a)	31,505,000	31,505,000
MA University of Massachusetts Building Authority
Series 2008-1,
LOC: Lloyds TSB Bank PLC 1.900% 05/01/38 (a)	57,215,000	57,215,000
Massachusetts Total		237,315,337

	Par ($)	Value ($)
Michigan – 2.8%
MI Building Authority Revenue
Series 2006 A,
LIQ FAC: Citibank N.A. 2.200% 10/15/36 (a)(c)	14,200,000	14,200,000
MI Clinton County Economic Development Corp.
Clinton Area Care Center, Inc.,
Series 1999, LOC: Citizens Bank, LOC: Northern Trust Co. 1.890% 02/01/21 (a)	8,725,000	8,725,000
MI Detroit City School District
Series 2000 A-8,
SPA: Wachovia Bank N.A. 1.920% 05/01/25 (a)	14,380,000	14,380,000
MI Detroit
Series 2008,
LIQ FAC: JPMorgan Chase Bank
1.920% 01/01/16 (a)	22,005,000	22,005,000
MI Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 1.860% 12/01/31 (a)	2,655,000	2,655,000
MI Fremont Hospital Finance Authority
Newaygo County General Hospital,
Series 2002, LOC: Fifth Third Bank 2.020% 11/01/27 (a)	5,040,000	5,040,000
MI Grand Rapids Public Schools
Series 2004,
LOC: Fifth Third Bank 2.020% 05/01/23 (a)	720,000	720,000
MI Higher Education Facilities Authority
Davenport University,
Series 2004, LOC: Fifth Third Bank 1.860% 06/01/34 (a)	13,825,000	13,825,000
Hope College:
Series 2002 B, LOC: Fifth Third Bank 1.880% 04/01/32 (a)	8,865,000	8,865,000
Series 2004,
LOC: Bank One N.A 1.880% 04/01/34 (a)	8,720,000	8,720,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Hospital Finance Authority
Henry Ford Health System,
Series 2007, LOC: JPMorgan Chase Bank
1.800% 11/15/42 (a)	17,100,000	17,100,000
Series 2003,
LOC: Fifth Third Bank 1.900% 12/01/32 (b)	8,100,000	8,100,000
Series 2008 B,
LOC: JPMorgan Chase Bank 1.800% 10/15/30 (a)	17,060,000	17,060,000
Via Christi Health System
Series 2008 B-8, 1.760% 11/15/26 (b)	6,100,000	6,100,000
MI Municipal Bond Authority Revenue
Series 2008 A-2,
LOC: Dexia Credit Local 3.000% 08/20/09	27,950,000	28,295,457
MI Public Educational Facility Authority
West Michigan Academy,
Series 2003, LOC: Fifth Third Bank 2.020% 12/01/18 (a)	1,855,000	1,855,000
MI Puttable Floating Option Tax-Exempt Receipts
Series 2008,
1.830% 07/01/35 (b)	9,205,000	9,205,000
MI St. Joseph Hospital Finance Authority
Lakeland Hospitals at Niles:
Series 2002,
SPA: JPMorgan Chase Bank 1.950% 01/01/35 (a)	48,450,000	48,450,000
Series 2003,
SPA: JPMorgan Chase Bank 1.950% 01/01/32 (a)	30,100,000	30,100,000
Series 2006,
SPA: JPMorgan Chase Bank 1.950% 01/01/32 (a)	37,100,000	37,100,000
Michigan Total		302,500,457
Minnesota – 1.3%
MN Community Development Agency
Series 1995 A,
LOC: U.S. Bank N.A.
1.890% 10/01/24 (a)	4,410,000	4,410,000

	Par ($)	Value ($)
MN Dakota County Housing & Redevelopment Authority
Series 2006,
LIQ FAC: FHLMC 2.080% 06/01/29 (a)	18,650,000	18,650,000
MN Edina
Multi-Family Housing Revenue,
Series 1999, LIQ FAC: FHLMC 2.000% 12/01/29 (a)	10,000,000	10,000,000
MN Midwest Consortium of Municipal Utilities
Series 2005 B,
LOC: U.S. Bank N.A. 1.890% 10/01/35 (a)	2,505,000	2,505,000
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Series 2007 C1,
LOC: Wells Fargo Bank N.A. 1.750% 11/15/34 (a)	7,500,000	7,500,000
Series 2008 K, AMT,
1.750% 11/15/34 (a)	26,825,000	26,825,000
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 2.080% 05/01/31 (a)	13,150,000	13,150,000
MN RBC Municipal Products, Inc. Trust
Series 2008 E-9,
LOC: Royal Bank of Canada 1.900% 08/01/11 (a)	4,000,000	4,000,000
MN Robbinsdale Revenue
North Memorial Health Care,
Series 2008 A-1, LOC: Well Fargo Bank N.A. 1.800% 05/01/33 (a)	5,500,000	5,500,000
MN St. Louis Park Revenue
Series 2008 B-1,
LOC: Wells Fargo Bank N.A. 1.800% 07/01/37 (a)	7,645,000	7,645,000
MN St. Paul Housing Finance Board Revenue
Series 2005,
LOC GTYAGMT: Trinity Plus Funding Co. 2.590% 04/01/15 (a)	3,115,258	3,115,258
MN State
Series 2008:
1.960% 08/01/20 (a)	4,200,000	4,200,000
LOC: Citigroup Financial Products 1.790% 08/01/24 (a)	2,200,000	2,200,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Term Custodial Receipts
Series 2008,
2.580% 04/01/09 (b)	33,609,189	33,609,189
Minnesota Total		143,309,447
Mississippi – 0.5%
MS Business Finance Corp.
Gulf Ship LLC,
Series 2006, LOC: Regions Bank 1.890% 06/01/26 (a)	13,500,000	13,500,000
Mississippi College,
Series 2003, LOC: AmSouth Bank 1.890% 07/01/23 (a)	14,200,000	14,200,000
Petal Gas Storage LLC,
Series 2007, LOC: SunTrust Bank 1.850% 08/01/34 (a)	31,950,000	31,950,000
Mississippi Total		59,650,000
Missouri – 2.2%
MO Curators University
Series 2008 A,
3.000% 06/30/09	50,000,000	50,533,063
MO Desloge Industrial Development Authority
National Health Corp.,
Series 1989, LOC: Regions Bank 2.100% 12/01/10 (a)	870,000	870,000
MO Deutsche Bank Spears/Lifers Trust
Series 2008,
SPA: Deutsche Bank AG 1.880% 04/15/19 (a)	9,865,000	9,865,000
MO Dunklin County Industrial Development Authority
National Health Corp.,
Series 1989, LOC: Regions Bank 2.100% 12/01/10 (a)	855,000	855,000
MO Health & Educational Facilities Authority
Series 2005 C-3,
SPA: UBS AG 1.900% 06/01/33 (a)	17,300,000	17,300,000
Series 2005 C-5,
SPA: U.S. Bank N.A. 1.800% 06/01/33 (a)	8,600,000	8,600,000

	Par ($)	Value ($)
Series 2008 C-1,
1.750% 11/15/39 (b)	48,075,000	48,075,000
Series 2008:
LIQ FAC: Citibank N.A. 2.190% 11/15/28 (a)	4,800,000	4,800,000
LIQ FAC: JPMorgan Chase & Co. 1.870% 01/15/15 (a)	2,300,000	2,300,000
LOC: UBS AG 1.850% 05/15/32 (a)	7,400,000	7,400,000
SSM Health Care Corp.,
Series 2005 D-1, SPA: Dexia Credit Local 3.150% 06/01/33 (a)	6,500,000	6,500,000
MO Kansas City Industrial Development Authority
Multi-Family Housing Revenue,
Timberlane Village Associates, Series 1986, LOC: Wachovia Bank N.A. 2.010% 06/01/27 (a)	18,400,000	18,400,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc.,
Series 2002, LOC: U.S. Bank N.A.
1.900% 11/01/32 (a)	3,925,000	3,925,000
MO SCA Tax Exempt Trust
Series 2005 PT-2521,
Insured: FSA, SPA: Merrill Lynch Capital Services 2.770% 01/01/30 (a)	8,175,000	8,175,000
Series 2005 PT-2525,
Insured: FSA, SPA: Merrill Lynch Capital Services 2.770% 01/01/30 (a)	4,240,000	4,240,000
MO St. Louis Airport Revenue
Series 2005,
LIQ FAC: Deutsche Bank AG 1.880% 07/01/31 (a)	44,420,000	44,420,000
Missouri Total		236,258,063
Nevada – 1.1%
NV Deutsche Bank Spears/Lifers Trust
Series 2008,
1.930% 12/15/20 (a)	4,880,000	4,880,000
NV Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 1.840% 05/01/36 (a)	24,825,000	24,825,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007,
LOC: U.S. Bank N.A. 1.870% 07/01/26 (a)	9,985,000	9,985,000
NV Economic Development Revenue
Series 1999,
5.500% 05/15/29	14,650,000	15,182,735
NV Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: KBC Bank NV 1.830% 07/01/24 (a)	9,965,000	9,965,000
NV Reno Health Revenue
Series 2008,
LIQ FAC: Morgan Stanley 2.040% 07/01/31 (a)	21,375,000	21,375,000
NV Reno
Series 2008 B,
LOC: Union Bank of California N.A. 1.860% 06/01/41 (a)	21,400,000	21,400,000
NV Tuckee Meadows Water Authority
1.550% 12/11/08	17,500,000	17,500,000
Nevada Total		125,112,735
New Hampshire – 0.4%
NH Business Finance Authority
Series 2008,
LOC: TD Banknorth N.A. 1.840% 06/01/38 (a)	5,400,000	5,400,000
NH Health & Education Facilities Authority
Series 2004 A,
LOC: Citizens Bank 1.880% 12/01/34 (a)	5,000,000	5,000,000
Series 2008:
LIQ FAC: JPMorgan Chase Bank 2.340% 08/01/11 (a)	11,585,000	11,585,000
LOC: RBS Citizens N.A. 1.860% 01/01/38 (a)	8,000,000	8,000,000
United Church of Christ Retirement Community, Inc.,
Series 2006 B, LOC: Citizens Bank 1.800% 01/01/30 (a)	9,700,000	9,700,000
NH Manchester Housing Authority
Series 1990 A,
LOC: PNC Bank N.A. 1.870% 06/15/15 (a)	4,000,000	4,000,000
New Hampshire Total		43,685,000

	Par ($)	Value ($)
New Jersey – 3.6%
NJ Deutsche Bank Spears/Lifers Trust
Series 2007:
GTY AGMT: Deutsche Bank AG 1.830% 12/15/31 (a)	68,315,000	68,315,000
1.830% 01/01/27 (a)	14,215,000	14,215,000
Series 2008,
GTY AGMT: Deutsche Bank AG 1.870% 01/01/21 (a)	2,515,000	2,515,000
NJ Economic Development Authority Revenue
Series 2005,
LIQ FAC: Dexia Credit Local 1.830% 09/01/22 (a)	36,080,000	36,080,000
NJ Health Care Facilities Financing Authority
Series 2008,
LIQ FAC: Morgan Stanley 2.040% 11/15/33 (a)	26,260,000	26,260,000
NJ Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Dexia Credit Local 1.830% 12/15/21 (a)	16,500,000	16,500,000
NJ Transportation Trust Fund Authority
Series 2006,
LIQ FAC: Dexia Credit Local 1.850% 12/15/30 (a)	42,415,000	42,415,000
NJ Turnpike Authority
Series 2006,
LIQ FAC: Dexia Credit Local 1.830% 01/01/16 (a)	10,295,000	10,295,000
Series 2008 B,
3.000% 02/01/09	175,000,000	175,824,548
New Jersey Total		392,419,548
New Mexico – 0.2%
NM Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 1.850% 06/01/36 (a)	18,510,000	18,510,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
NM Hospital Equipment Loan Council
Presbyterian Healthcare Services,
Series 2005 A, Insured: FSA, SPA: Citibank N.A. 1.950% 08/01/30 (a)	5,630,000	5,630,000
New Mexico Total		24,140,000
New York – 2.7%
NY Bank of New York Municipal Certificates Trust
Series 2007,
LOC: Bank of New York 1.650% 02/15/36 (a)	17,150,000	17,150,000
NY Dormitory Authority
Series 2008,
LIQ FAC: Morgan Stanley 1.940% 08/15/31 (a)	25,530,000	25,530,000
NY Mortgage Agency
Series 2008,
SPA: Dexia Credit Local 1.800% 04/01/47 (a)	12,305,000	12,305,000
NY New York City Housing Development Corp.
Multi-Family Housing,
96th Street Associates LP, Series 1997 A, Guarantor: FNMA 1.900% 11/15/19 (a)	11,500,000	11,500,000
Series 2008,
LOC: Royal Bank of Scotland 1.750% 03/01/48 (a)	25,000,000	25,000,000
NY New York City Municipal Water Finance Authority
Series 2008,
LIQ FAC: Morgan Stanley 1.990% 06/15/36 (a)	4,565,000	4,565,000
NY New York City Transitional Finance Authority
New York City Recovery,
Series 2002, LOC: Bank of New York 1.700% 11/01/22 (a)	21,100,000	21,100,000
Series 2006,
LOC: Dexia Credit Local 1.700% 08/01/23 (a)	49,205,000	49,205,000
NY New York City
Series 2008,
LOC: DEPFA Bank PLC 2.300% 04/01/38 (a)	20,000,000	20,000,000

	Par ($)	Value ($)
NY Puttable Floating Option Tax-Exempt Receipts
Series 2008,
LIQ FAC: Merrill Lynch International Bank Ltd 1.830% 06/15/37 (a)	6,310,000	6,310,000
NY Tobacco Settlement Financing Authority
Series 2006,
GTY AGMT: Merrill Lynch & Co. 1.980% 06/01/20 (a)	5,355,000	5,355,000
NY Triborough Bridge & Tunnel Authority
Series 2007,
SPA: JPMorgan Chase Bank 1.900% 01/01/19 (a)	97,885,000	97,885,000
NY TSASC, Inc.
Series 2006,
GTY AGMT: Merrill Lynch & Co. 1.960% 06/01/42 (a)	2,400,000	2,400,000
New York Total		298,305,000
North Carolina – 2.8%
NC BB&T Municipal Trust
Series 2008,
LIQ FAC: Branch Banking & Trust: 1.920% 10/01/18 (a)	12,150,000	12,150,000
1.920% 06/01/24 (a)	7,195,000	7,195,000
1.960% 05/01/24 (a)	7,735,000	7,735,000
NC Capital Facilities Finance Agency
Educational Facilities Revenue:
Barton College, Series 2004, LOC: Branch Banking & Trust 1.860% 07/01/19 (a)	4,500,000	4,500,000
Campbell University,
Series 2004, LOC: Branch Banking & Trust 1.860% 10/01/24 (a)	5,120,000	5,120,000
High Point University,
Series 2007, LOC: Branch Banking & Trust 1.860% 12/01/29 (a)	6,750,000	6,750,000
Series 2008,
LIQ FAC: Wells Fargo & Co. 1.880% 10/01/44 (a)	6,050,000	6,050,000
The Raleigh School,
Series 2006, LOC: Branch Banking & Trust
1.860% 09/01/31 (a)	3,900,000	3,900,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
High Point University,
Series 2008, LOC: Branch Banking & Trust 1.860% 05/01/30 (a)	5,000,000	5,000,000
NC Charlotte Housing Authority
Multi-Family Housing Revenue:
Charlotte Oak Park LLC, Series 2005, LOC: Wachovia Bank N.A. 1.900% 09/01/35 (a)	7,625,000	7,625,000
Charlotte Stonehaven LLC,
Series 2005, LOC: Wachovia Bank N.A. 1.900% 09/01/35 (a)	9,195,000	9,195,000
NC Charlotte
Series 2006,
5.000% 03/01/09	2,115,000	2,148,729
NC Cleveland County Industrial Facilities & Pollution Control Financing Authority
Cleveland County Family YMCA,
Series 2007, LOC: Branch Banking & Trust 1.860% 06/01/32 (a)	10,800,000	10,800,000
NC Forsyth County Industrial Facilities & Pollution Control Financing Authority
YMCA of Winston-Salem,
Series 2005, LOC: Branch Banking & Trust 1.860% 12/01/30 (a)	10,815,000	10,815,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
YMCA of Greensboro, Inc.,
Series 2002, LOC: Branch Banking & Trust 1.860% 02/01/23 (a)	2,755,000	2,755,000
NC Mecklenburg County
Series 2005 B,
SPA: Wachovia Bank N.A.
1.830% 02/01/26 (a)	15,940,000	15,940,000
Series 2008 A,
SPA: SunTrust Bank
1.860% 02/01/28 (a)	27,460,000	27,460,000
NC Medical Care Commission
Aldersgate United Retirement Community,
Series 2001, LOC: Branch Banking & Trust 1.820% 01/01/31 (a)	9,975,000	9,975,000

	Par ($)	Value ($)
J. Arthur Dosher Memorial Hospital,
Series 1998, LOC: Branch Banking & Trust 1.860% 05/01/18 (a)	1,965,000	1,965,000
Rutherford Hospital, Inc.,
Series 2001, LOC: Branch Banking & Trust 1.860% 09/01/21 (a)	3,095,000	3,095,000
Series 2008 B,
LOC: Branch Banking & Trust: 1.670% 11/01/28 (a)	23,045,000	23,045,000
1.860% 11/01/38 (a)	5,000,000	5,000,000
Series 2008 C,
LOC: Branch Banking & Trust 1.770% 05/01/26 (a)	49,470,000	49,470,000
Southeastern Regional Medical Center,
Series 2005, LOC: Branch Banking & Trust 1.860% 06/01/37 (a)	7,050,000	7,050,000
United Methodist Retirement Homes,
Series 2005 B, LOC: Branch Banking & Trust 1.860% 10/01/35 (a)	5,000,000	5,000,000
Westcare, Inc.,
Series 2002 A, LOC: Branch Banking & Trust 1.860% 09/01/22 (a)	8,400,000	8,400,000
NC Puttable Floating Option Tax-Exempt Receipts
Series 2008,
LIQ FAC: Merrill Lynch International Bank Ltd. 2.570% 05/01/24 (a)	14,310,000	14,310,000
NC State
Series 2004,
LIQ FAC: PNC Bank N.A. 1.870% 03/01/12 (a)(c)	10,215,000	10,215,000
NC University of North Carolina Board of Governors
1.550% 09/10/08	16,600,000	16,600,000
NC University of North Carolina
Series 2008,
LIQ FAC: JPMorgan Chase & Co.
1.870% 12/01/15 (a)	1,250,000	1,250,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity,
Series 2007, LOC: Branch Banking & Trust 1.860% 11/01/32 (a)	4,400,000	4,400,000
North Carolina Total		304,913,729

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Ohio – 2.6%
OH Akron Metropolitan Housing Authority
Series 1998,
LOC: Fifth Third Bank 2.020% 04/01/18 (a)	2,020,000	2,020,000
OH Cleveland Cuyahoga County Port Authority
Park Synagogue,
Series 2006, LOC: U.S. Bank N.A. 1.880% 01/01/31 (a)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Series 2004 A,
LOC: U.S. Bank N.A. 1.860% 03/01/34 (a)	24,750,000	24,750,000
Series 2005,
LOC: U.S. Bank N.A. 1.860% 07/01/35 (a)	33,275,000	33,275,000
OH Cuyahoga County Health Care Facilities Revenue
A.M. McGregor Home,
Series 2001, LOC: KeyBank N.A. 1.900% 01/01/32 (a)	11,170,000	11,170,000
Marymount Health Care Systems,
Series 2005, LOC: KeyBank N.A. 1.870% 08/01/32 (a)	19,140,000	19,140,000
OH Deutsche Bank Spears/Lifers Trust
Series 2008:
Insured: FSA, LIQ FAC: Deutsche Bank AG 2.000% 01/01/22 (a)	2,000,000	2,000,000
LIQ FAC: Deutsche Bank AG 1.880% 01/01/28 (a)	5,000,000	5,000,000
OH Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 1.870% 12/01/33 (a)	2,625,000	2,625,000
OH Erie County
Series 2008,
LIQ FAC: Morgan Stanley 2.040% 08/15/46 (a)	12,375,000	12,375,000
OH Franklin County Health Care Facilities Revenue
Traditions Healthcare,
Series 2005, SPA: U.S. Bank N.A. 1.860% 06/01/30 (a)	19,710,000	19,710,000

	Par ($)	Value ($)
OH Hamilton County Health Care Facilities Revenue
Episcopal Retirement Homes, Inc.,
Series 2005 A, LOC: KeyBank N.A. 1.950% 06/01/35 (a)	5,300,000	5,300,000
OH Hamilton County
Series 2008,
LIQ FAC: Morgan Stanley 2.040% 12/01/32 (a)	16,710,000	16,710,000
OH Higher Educational Facility Commission
Series 2003,
LOC: Fifth Third Bank 1.880% 09/01/30 (a)	11,675,000	11,675,000
University Hospitals Health Systems, Inc.,
Series 2008 B, LOC: RBS Citizens NA 1.770% 01/15/35 (a)	17,200,000	17,200,000
Walsh University,
Series 2000 B, LOC: Fifth Third Bank 3.800% 09/01/20 (a)	670,000	670,000
OH Highland County Hospital Joint Township
Series 2004,
LOC: Fifth Third Bank 2.020% 08/01/24 (a)	2,170,000	2,170,000
OH Lorain Port Authority
Series 2008,
LOC: Fifth Third Bank 1.860% 07/01/28 (a)	4,605,000	4,605,000
OH Lucas County Hospital Revenue
Series 2008 B,
LOC: UBS AG 1.900% 11/15/40 (a)	10,355,000	10,355,000
OH Mahoning County Hospital Facilities Revenue
Forum Health Obligation Group,
Series 2002 B, LOC: Fifth Third Bank 1.890% 12/01/27 (a)	3,170,000	3,170,000
OH Middleburg Heights Hospital Revenue
Series 1997,
LOC: Fifth Third Bank 1.880% 08/15/22 (a)	16,155,000	16,155,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Montgomery County
Dayton Art Institute,
Series 2006, LOC: National City Bank 2.410% 09/01/21	45,000	45,000
OH Salem Civic Facility Revenue
Series 2001,
LOC: National City Bank 2.910% 06/01/27	60,000	60,000
OH Sandusky County Hospital Facility Revenue
Memorial Hospital,
Series 2006, LOC: Fifth Third Bank 1.870% 02/01/30 (a)	17,065,000	17,065,000
OH Stark County Port Authority Revenue
Series 2001,
LOC: JPMorgan Chase & Co. 2.770% 12/01/22 (a)	3,440,000	3,440,000
OH Summit County Port Authority
Summa Enterprise Group,
Series 2006, LOC: Fifth Third Bank 1.880% 11/01/36 (a)	4,810,000	4,810,000
OH Term Tender Custodial Receipts
Series 2008 L,
2.600% 11/26/08	13,890,000	13,894,815
OH Toledo-Lucas County Port Authority
Series 2008,
LOC: Fifth Third Bank 1.860% 06/01/28 (a)	8,700,000	8,700,000
OH Warren County Economic Development Revenue
Ralph J. Stolle Countryside,
Series 2000, LOC: Fifth Third Bank 2.020% 08/01/20 (a)	1,580,000	1,580,000
OH Water Development Authority
Firstenergy Nuclear Generation,
Series 2005 B, LOC: Barclays Bank PLC 1.850% 01/01/34 (a)	7,215,000	7,215,000
Ohio Total		286,879,815

	Par ($)	Value ($)
Oklahoma – 0.1%
OK Industries Authority
Amateur Softball Association,
Series 2002, LOC: Bank One Oklahoma N.A. 2.850% 06/01/14 (a)	885,000	885,000
OK Water Resource Board
Series 1995,
SPA: State Street Bank & Trust Co. 1.800% 09/01/24 (b)	6,485,000	6,485,000
Oklahoma Total		7,370,000
Oregon – 0.3%
OR Puttable Floating Option Tax-Exempt Receipts
Series 2008,
LIQ FAC: Merrill Lynch Capital Services 1.930% 05/01/10 (a)	31,325,000	31,325,000
OR State
Series 2004,
SPA: Dexia Credit Local 1.730% 12/01/39 (a)	2,250,000	2,250,000
Oregon Total		33,575,000
Pennsylvania – 6.7%
PA Adams County Industrial Development Authority Revenue
Brethren Home Community,
Series 2007, LOC: PNC Bank N.A. 1.860% 06/01/32 (a)	9,995,000	9,995,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center,
Series 2006 A, LOC: PNC Bank N.A. 1.820% 05/01/26 (a)	22,000,000	22,000,000
University of Pittsburgh Medical Center:
Series 2005 B-1, 1.980% 12/01/16 (a)	10,991,000	10,991,000
Series 2005 B-2, 1.980% 12/01/35 (b)	21,116,000	21,116,000
Series 2008 A, 5.000% 09/01/09	6,710,000	6,922,637

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School,
Series 2002, LOC: PNC Bank N.A. 1.890% 06/01/22 (a)	2,430,000	2,430,000
Series 2008 A,
LOC: Allied Irish Banks PLC 2.700% 07/01/38 (a)	4,925,000	4,925,000
Series 2008 B,
LOC: Citizens Bank of Pennsylvania 2.700% 07/01/38 (a)	5,750,000	5,750,000
PA Allegheny County Sanitation Authority
Series 2008,
Insured: FGIC, LIQ FAC: Morgan Stanley 1.870% 12/01/37 (a)	12,969,500	12,969,500
PA Allegheny County
Series 2007,
Insured: FSA, SPA: Merrill Lynch Capital Services 2.460% 11/01/26 (a)	4,540,000	4,540,000
PA Beaver County Industrial Development Authority
Firstenergy Generation,
Series 2006 B, LOC: Royal Bank of Scotland 1.830% 12/01/41 (a)	56,500,000	56,500,000
PA Butler County General Authority Revenue
Series 2008 A,
LOC: Societe Generale 1.880% 10/01/34 (a)	5,095,000	5,095,000
PA Delaware County Industrial Development Authority
General Electric Capital Corp.,
Series 2007 G, 1.700% 12/01/31 (b)	8,170,000	8,170,000
United Parcel Service,
Series 1985, 2.300% 12/01/15 (a)	9,100,000	9,100,000
PA Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 1.850% 10/01/18 (a)	5,210,000	5,210,000
Series 2008,
GTY AGMT: Deutsche Bank AG 1.880% 06/01/34 (a)	1,045,000	1,045,000

	Par ($)	Value ($)
PA Emmaus General Authority
Series 1989 B-28,
LOC: DEPFA Bank PLC 1.850% 03/01/24 (a)	3,400,000	3,400,000
Series 1989 F-22,
LOC: DEPFA Bank PLC 1.850% 03/01/24 (a)	20,700,000	20,700,000
Series 1989 G18,
LOC: DEPFA Bank PLC 1.850% 03/01/24 (a)	22,600,000	22,600,000
Series 1989 H-19,
LOC: DEPFA Bank PLC 1.850% 03/01/24 (a)	20,000,000	20,000,000
PA Grove City Area Hospital Authority
Grove Manor,
Series 2005, LOC: Fifth Third Bank 1.890% 12/01/29 (a)	7,700,000	7,700,000
PA Harrisburg Authority
Series 2001 D,
Insured: FSA, SPA: Dexia Credit Local 1.890% 03/01/34 (a)	1,790,000	1,790,000
Series 2002 B,
Insured: FSA, SPA: Dexia Credit Local 1.890% 03/01/34 (a)	7,855,000	7,855,000
PA Higher Educational Facilities Authority
Mount Aloysuis College,
Series 2003, LOC: PNC Bank N.A. 1.890% 05/01/28 (a)	5,100,000	5,100,000
Series 2005,
LOC: Sovereign Bank 1.860% 11/01/36 (a)	11,475,000	11,475,000
PA Lancaster Industrial Development Authority
United Zion Retirement Community,
Series 2005, LOC: Citizens Bank of PA 1.870% 03/01/24 (a)	5,050,000	5,050,000
PA Lehigh County General Purpose Authority
Series 2003,
LOC: BH Finance LLC 1.830% 07/01/18 (a)	18,100,000	18,100,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Philadelphia Authority for Industrial Development
Evangelical Manor,
Series 2008, LOC: Citizens Bank N.A. 1.860% 10/01/38 (a)	5,000,000	5,000,000
Newcourtland Elder Services,
Series 2007, LOC: PNC Bank N.A. 1.820% 03/01/26 (a)	19,495,000	19,495,000
Series 2007 B,
LOC: JPMorgan Chase Bank, LOC: Bank of New York 1.770% 10/01/30 (a)	150,000,000	150,000,000
PA Philadelphia School District
Series 2008 D-1,
LOC: PNC Bank N.A. 1.820% 09/01/21 (a)	19,925,000	19,925,000
PA Pittsburgh Urban Redevelopment Authority
Series 2008 C-1,
SPA: Dexia Bank 1.880% 09/01/35 (a)	9,000,000	9,000,000
Series 2008 C-2,
SPA: JPMorgan Chase Bank 1.880% 09/01/35 (a)	25,940,000	25,940,000
PA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Merrill Lynch Capital Services: 1.830% 11/15/37 (a)	33,315,000	33,315,000
1.860% 02/01/21 (a)	24,995,000	24,995,000
PA Quakertown General Authority Revenue
Series 2008,
1.650% 07/01/34 (b)	22,000,000	22,000,000
PA State
Series 2008,
LOC: JPMorgan Chase Bank
1.840% 07/01/14 (a)	6,000,000	6,000,000
PA Term Tender Custodial Receipts
Series 2008 A,
2.950% 11/14/08	25,330,000	25,337,468
Series 2008 D,
2.950% 11/18/08	17,780,000	17,785,537
PA Turnpike Commission
Series 2004 Z,
LIQ FAC: JPMorgan Chase Bank 2.340% 06/01/12 (a)	8,595,000	8,595,000

	Par ($)	Value ($)
Series 2008 A-1,
SPA: JPMorgan Chase Bank 1.970% 12/01/22 (a)	33,010,000	33,010,000
PA University of Pittsburgh
Series 2000 A,
SPA: DEPFA Bank PLC: 1.820% 09/15/13 (a)	16,550,000	16,550,000
1.820% 09/15/29 (a)	4,950,000	4,950,000
PA West Cornwall Township Municipal Authority
Lebanon Valley Brethren Home,
Series 2006 S, LOC: PNC Bank N.A. 1.850% 01/01/37 (a)	4,620,000	4,620,000
Pennsylvania Total		737,047,142
Puerto Rico – 2.8%
PR Commonwealth of Puerto Rico DFA Municipal Trust
Series 2007,
LIQ FAC: DEPFA Bank PLC 1.890% 07/01/26 (a)	92,385,000	92,385,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008,
GTY AGMT: Citibank N.A. 1.880% 09/03/09 (a)	119,185,000	119,185,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2005,
GTY AGMT: Dexia Credit Local 1.840% 07/01/41 (a)	11,465,000	11,465,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007,
GTY AGMT: Dexia Credit Local 1.840% 07/01/33 (a)	78,875,000	78,875,000
Puerto Rico Total		301,910,000
Rhode Island – 0.1%
RI Health & Educational Building Corp.
Series 2008,
LOC: RBS Citizens N.A. 1.750% 03/01/34 (a)	16,120,000	16,120,000
Rhode Island Total		16,120,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
South Carolina – 1.6%
SC BB&T Municipal Trust
Series 2008,
LIQ FAC: Branch Banking & Trust 1.920% 04/30/16 (a)	6,995,000	6,995,000
SC Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 1.850% 10/01/32 (a)	25,065,000	25,065,000
SC Greenville County Industrial Revenue
Edgcomb Metals Co.,
Series 1984, LOC: Wells Fargo Bank N.A. 1.840% 07/01/14 (a)	3,800,000	3,800,000
SC Greenville Hospital System Facilities
Series 2008 B,
LOC: Suntrust Bank 1.840% 05/01/33 (a)	6,500,000	6,500,000
Series 2008 D,
LOC: Wachovia Bank N.A. 1.780% 05/01/35 (a)	7,800,000	7,800,000
SC Jobs Economic Development Authority
Anderson Area YMCA,
Series 1999, LOC: Branch Banking & Trust 1.860% 11/01/24 (a)	3,180,000	3,180,000
Carealliance Health Services,
Series 2007 A, 5.000% 08/15/09	3,600,000	3,711,531
Health Care Facilities Revenue:
Baptist Ministries, Inc., Series 2000, LOC: National Bank of South Carolina 1.990% 07/01/20 (a)	5,200,000	5,200,000
Carolina Village, Inc.,
Series 2000, LOC: Branch Banking & Trust 1.860% 02/01/22 (a)	13,250,000	13,250,000
Hospital Facilities Revenue,
Sisters of Charity Hospitals, Series 2002, LOC: Wachovia Bank N.A. 1.880% 11/01/32 (a)	29,065,000	29,065,000
Spartanburg YMCA,
Series 1996, LOC: Branch Banking & Trust 1.860% 06/01/18 (a)	2,200,000	2,200,000

	Par ($)	Value ($)
SC Public Service Authority
1.500% 11/13/08	7,410,000	7,410,000
Series 2002,
Insured: FSA, SPA: Merrill Lynch Capital Services 2.020% 07/01/10 (a)	10,170,000	10,170,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008,
LIQ FAC: FHLMC 2.190% 03/01/49 (a)	11,440,000	11,440,000
SC Term Tender Custodial Receipts
Series 2008 B,
LOC: Branch Banking & Trust 2.650% 01/15/09	28,795,000	28,816,428
SC Transportation Infrastructure Bank
Series 2003 B-2,
LOC: Branch Banking & Trust 1.770% 10/01/31 (a)	15,000,000	15,000,000
South Carolina Total		179,602,959
South Dakota – 0.1%
SD Health & Educational Facilities Authority
Series 2008 A2,
LOC: U.S. Bank N.A. 1.600% 07/01/38 (a)	10,000,000	10,000,000
South Dakota Total		10,000,000
Tennessee – 3.6%
TN Blount County Public Building Authority
Series 2003 C-1-A,
LOC: Branch Banking & Trust 2.420% 06/01/29 (a)	7,275,000	7,275,000
Series 2008 E-1-A,
LOC: SunTrust Bank 2.420% 06/01/37 (a)	8,500,000	8,500,000
Series 2008 E5-A,
LOC: Branch Banking & Trust 2.450% 06/01/30 (a)	5,000,000	5,000,000
TN Clarksville Public Building Authority
Series 2008,
LOC: SunTrust Bank 1.850% 07/01/24 (a)	11,575,000	11,575,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Collierville Industrial Development Board
St. George's High School,
Series 2001, LOC: Regions Bank 1.870% 08/01/31 (a)	19,475,000	19,475,000
TN Energy Acquisition Corp.
Series 2006,
LIQ FAC: Goldman Sachs 1.880% 09/01/26 (a)	54,626,872	54,626,872
TN Hendersonville Industrial Development Board
Series 2007 A,
LOC: Fifth Third Bank 2.020% 05/01/36 (a)	7,500,000	7,500,000
TN Johnson City Health & Educational Facilities Board
Mountain States Health Alliance:
Series 2007 A, LOC: Regions Bank 1.600% 07/01/38 (a)	16,600,000	16,600,000
Series 2008 A, LOC: Regions Bank 1.750% 07/01/38 (a)	37,000,000	37,000,000
TN Knox County First Utility District
Series 2003,
LOC: AmSouth Bank 1.890% 12/01/10 (a)	4,230,000	4,230,000
TN McMinn County Industrial Development Board
Tennessee Wesleyan College,
Series 2006, LOC: AmSouth Bank 1.890% 11/01/36 (a)	4,750,000	4,750,000
TN Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
The Blakeford at Green Hills,
Series 2005, LOC: Fifth Third Bank 2.020% 07/01/16 (a)	5,500,000	5,500,000
TN Metropolitan Government Nashville & Davidson County Industrial Development Board
1.500% 11/05/08	26,030,000	26,030,000
Nashville Apartment Properties,
Series 1995, LOC: AmSouth Bank
1.950% 09/01/15 (a)	2,655,000	2,655,000
TN Municipal Energy Acquisition Corp.
Series 2006,
LOC: JPMorgan Chase & Co., 1.870% 06/01/09 (b)	102,650,000	102,650,000

	Par ($)	Value ($)
TN Oak Ridge Industrial Development Board
ORAU Foundation,
Series 2007, LOC: Allied Irish Bank PLC 1.900% 09/01/38 (a)	28,150,000	28,150,000
TN SCA Tax-Exempt Trust
Series 2005,
Insured: FSA, SPA: Merrill Lynch Capital Services 2.770% 01/01/30 (a)	12,190,000	12,190,000
TN Shelby County Health, Educational & Housing Facilities Board
Gateway Willowbrook LLC,
Series 2007 A-1, Guarantor: FNMA, 2.000% 12/15/37 (a)	8,310,000	8,310,000
Memphis University School Project,
Series 2002, LOC: SunTrust Bank 1.840% 10/01/22 (a)	4,470,000	4,470,000
Series 2008,
LIQ FAC: JPMorgan Chase Bank 2.340% 03/01/16 (a)	11,995,000	11,995,000
St. Benedict Auburndale School,
Series 2003, LOC: AmSouth Bank 1.890% 05/01/33 (a)	4,830,000	4,830,000
TN Shelby County
Series 2006,
1.800% 03/01/31 (b)	10,500,000	10,500,000
TN Williamson County Industrial Development Board
St. Matthew Catholic Church,
Series 2004, LOC: SunTrust Bank 1.900% 07/01/24 (a)	2,250,000	2,250,000
Tennessee Total		396,061,872
Texas – 10.9%
TX Affordable Housing Corp.
Multi-Family Housing Revenue,
Series 2006, Insured: MBIA, LIQ FAC: Branch Banking & Trust 1.880% 03/01/32 (a)	52,238,288	52,238,288

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Ames Higher Education Facilities Corp.
Southwest Austin Catholic School,
Series 2003,
LOC: Allied Irish Bank PLC
1.940% 12/01/33 (a)	5,220,000	5,220,000
TX BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust 1.920% 12/15/26 (a)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing Revenue,
Series 1996, LOC: Northern Trust Co. 2.050% 06/01/28 (a)	10,375,000	10,375,000
TX Brazos County Health Facility Development Corp.
Series 2005,
LIQ FAC: Lloyds TSB Bank PLC 1.830% 01/01/19 (a)	27,175,000	27,175,000
TX Broad Of Regent A&M
1.500% 12/04/08	20,000,000	20,000,000
TX Carroll Independent School District
Series 2008,
Guarantor: PSFG, SPA: Wachovia Bank N.A. 1.920% 02/15/26 (a)	7,165,000	7,165,000
TX Cypress Fairbanks Independent School District
Series 2002,
LOC: BNP Paribas 1.800% 02/15/24 (a)	8,150,000	8,150,000
Series 2008,
LOC: Citigroup Financial Products, Inc. 1.790% 02/15/35 (a)	4,100,000	4,100,000
TX Department of Housing & Community Affairs
Series 2005,
LIQ FAC: Merrill Lynch Capital Services 2.170% 03/01/36 (a)	8,545,000	8,545,000
TX Deutsche Bank Spears/Lifers Trust
Series 2007:
GTY AGMT: Deutsche AG LIQ FAC: Deutsche Bank AG 1.850% 08/15/29 (a)	34,780,000	34,780,000
1.870% 12/01/28 (a)	2,475,000	2,475,000
Series 2008:
GTY AGMT: Deutsche AG LIQ FAC: Deutsche Bank AG: 1.880% 02/15/25 (a)	3,450,000	3,450,000
1.880% 02/15/28 (a)	11,485,000	11,485,000

	Par ($)	Value ($)
1.880% 11/15/25 (a)	4,600,000	4,600,000
1.880% 02/15/27 (a)	38,070,000	38,070,000
1.880% 02/01/32 (a)	16,745,000	16,745,000
1.880% 02/15/37 (a)	7,795,000	7,795,000
1.880% 02/15/38 (a)	3,525,000	3,525,000
1.880% 03/15/38 (a)	8,690,000	8,690,000
TX DFA Municipal Trust
Series 2008,
LOC: DEPFA Bank PLC: 2.140% 01/01/25 (a)	35,000,000	35,000,000
2.140% 08/15/42 (a)	26,500,000	26,500,000
TX Grand Prairie Housing Finance Corp.
General Electric Capital Corp.,
Series 1993, GTY AGMT: General Electric Capital Corp. 1.950% 06/01/10 (a)	9,600,000	9,600,000
Windbridge Grand Prairie,
Series 1993, GTY AGMT: General Electric Capital Corp. 1.950% 06/01/10 (a)	9,000,000	9,000,000
TX Grapevine Industrial Development Corp.
Series 1993,
LOC: Bank One Texas N.A. 1.950% 03/01/10 (a)	2,300,000	2,300,000
TX Gregg County Health Facilities Development Corp.
Good Shepherd Health System,
Series 2004, LOC: KBC Bank N.V. 1.840% 10/01/15 (a)	20,440,000	20,440,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC,
Series 2004 A, Guarantor: FNMA, 1.940% 02/15/23 (a)	4,915,000	4,915,000
Summer Green LLC,
Series 2004 A, Guarantor: FNMA, 1.940% 02/15/23 (a)	2,520,000	2,520,000
TX Gulf Coast Waste Disposal Authority
BP PLC,
Series 1992, 2.500% 10/01/17 (a)	3,900,000	3,900,000
TX Harris County Flood Control District
Series 2008,
LIQ FAC: JPMorgan Chase Bank 1.870% 10/01/14 (a)	3,945,000	3,945,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Harris County Health Facilities Development Corp.
Baylor College of Medicine,
Series 2008 A, LOC: Compass Bank 1.800% 11/15/47 (a)	13,100,000	13,100,000
TX Harris County
1.500% 11/13/08	10,220,000	10,220,000
Series 2008 A,
LIQ FAC: Societe Generale 1.880% 08/15/35 (a)	12,640,000	12,640,000
Series 2008,
LOC: Citigroup Financial Products, Inc. 1.790% 08/15/47 (a)	9,280,000	9,280,000
TX Hockley County Industrial Development Corp.
Amoco Oil Co.:
Series 1983, 1.750% 03/01/14 (b)	31,000,000	31,000,000
Series 1985, 2.000% 11/01/19 (b)	19,300,000	19,300,000
TX Houston Independent School District
Series 1999 A,
Guarantor: PSFG, Pre-refunded 02/15/09 5.250% 02/15/17	3,150,000	3,199,639
TX Houston Water & Sewer Systems Revenue
Series 2006,
GTY AGMT: Dexia Credit Local
1.850% 12/01/24 (a)	9,270,000	9,270,000
Series 2008,
LIQ FAC: JPMorgan Chase & Co. 1.940% 04/23/20 (a)	9,990,000	9,990,000
TX Hunt Memorial Hospital District
Presbyterian Hospital of Greenville,
Series 1998, Insured: FSA, SPA: Chase Bank of Texas N.A. 2.150% 08/15/17 (a)	8,570,000	8,570,000
TX Klein Independent School District
Series 2006,
LOC: Wells Fargo Bank N.A. 1.880% 08/01/31 (a)	12,825,000	12,825,000
TX Leander Independent School District
Series 2008,
LIQ FAC: Morgan Stanley 1.920% 08/15/25 (a)	3,200,000	3,200,000

	Par ($)	Value ($)
TX Lewisville Independent School District
Series 1997,
5.000% 08/15/18	8,500,000	8,765,665
TX Lower Colorado River Authority
Series 2008,
LIQ FAC: Morgan Stanley 1.870% 05/15/28 (a)	11,305,000	11,305,000
TX Municipal Gas Acquisition & Supply Corp.
Series 2008,
LIQ FAC: Morgan Stanley 2.040% 12/15/17 (a)	141,000,000	141,000,000
TX North Central Health Facility Development Corp.
Baylor Health Care System,
Series 1995, 6.250% 05/15/09	9,500,000	9,772,149
TX North Tollway Authority
Series 2008,
LIQ FAC: Morgan Stanley 1.870% 01/01/28 (a)	10,057,000	10,057,000
TX Northside Independent School District
Series 2007 A,
LOC: State Street Bank & Trust Co. 3.780% 06/01/37 (a)	8,000,000	8,107,869
TX Puttable Floating Option Tax-Exempt Receipts
Series 2007:
2.780% 08/15/22 (a)	5,875,000	5,875,000
LIQ FAC: Merrill Lynch Capital Services: 1.840% 09/15/17 (a)	69,865,000	69,865,000
1.860% 09/15/17 (a)	24,990,000	24,990,000
1.840% 02/15/22 (a)	11,000,000	11,000,000
1.840% 09/15/27 (a)	45,000,000	45,000,000
1.840% 08/15/32 (a)	11,870,000	11,870,000
Series 2008,
LIQ FAC: FHLMC
2.190% 02/01/46 (a)	12,870,000	12,870,000
TX Round Rock Independent School District
Series 2007,
Guarantor: PSFG, LIQ FAC: Wells Fargo Bank N.A. 1.860% 08/01/32 (a)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word Project,
Series 2001, LOC: Bank One N.A. 2.000% 12/01/21 (a)	6,910,000	6,910,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
TX San Antonio Electric & Gas Revenue
Series 2007,
LOC: Merrill Lynch Capital Services 1.850% 02/01/22 (a)	12,990,000	12,990,000
TX San Antonio
Series 2007,
SPA: Wachovia Bank N.A. 2.070% 02/01/25 (a)(c)	5,420,000	5,420,000
TX Southwest Higher Education Authority
Southern Methodist University,
Series 2006, SPA: Bank of New York 1.930% 10/01/36 (a)	58,762,000	58,762,000
TX State
Series 2003,
5.000% 10/01/08	1,300,000	1,304,087
Series 2006 B:
1.600% 04/01/36 (b)	31,005,000	31,005,000
1.900% 04/01/36 (b)	9,300,000	9,300,000
Series 2006,
LIQ FAC: Bank of New York 1.870% 10/01/14 (a)(c)	1,760,000	1,760,000
Series 2007 A,
LIQ FAC: Societe Generale 1.880% 04/01/37 (a)	35,000,000	35,000,000
Series 2008,
LIQ FAC: JPMorgan Chase Bank 1.870% 04/01/15 (a)	4,250,000	4,250,000
TX Tarrant County Cultural Education Facilities Finance Corp.
Series 2008 C,
LOC: Compass Bank 1.800% 08/15/46 (a)	9,400,000	9,400,000
VLY Baptist Medical Center,
Series 2007,
LOC: JPMorgan Chase Bank
1.880% 09/01/30 (a)	10,800,000	10,800,000
TX Transportation Commission
Series 2008 C,
SPA: Bank of New York 1.880% 10/01/19 (a)	7,325,000	7,325,000
TX United Independent School District
Series 2008,
Guarantor: PSFG, SPA: Wachovia Bank N.A. 1.920% 08/15/24 (a)	4,965,000	4,965,000

	Par ($)	Value ($)
TX University Of System Revenue Financial
1.450% 12/04/08	20,556,000	20,556,000
1.480% 10/08/08	16,000,000	16,000,000
TX University of Texas Permanent University Fund
Series 2007,
LIQ FAC: Rabobank Nederland 1.830% 07/01/26 (a)(c)	16,618,500	16,618,500
TX University
Series 2007,
LIQ FAC: Citibank N.A. 1.790% 07/01/35 (a)	3,590,000	3,590,000
TX Williamson County
Series 2001 188,
Insured: FSA, LIQ FAC: JPMorgan Chase & Co. 2.140% 02/15/21 (a)	8,135,000	8,135,000
Texas Total		1,197,356,197
Utah – 0.8%
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc.,
Series 1997 A, Guarantor: FNMA, 1.880% 08/15/39 (a)	4,240,000	4,240,000
UT Intermountain Power Agency
1.650% 11/05/08	16,300,000	16,300,000
1.700% 10/09/08	63,200,000	63,200,000
UT Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Dexia Credit Local 1.850% 06/15/31 (a)	5,210,000	5,210,000
UT St. George Industrial Development Revenue
Bluff Cove Resort LLC,
Series 2002, LOC: JPMorgan Chase Bank 1.950% 08/01/11 (a)	1,000,000	1,000,000
UT Weber County Housing Authority
Series 2001,
Guarantor: FNMA, 1.880% 11/01/39 (a)	2,630,000	2,630,000
Utah Total		92,580,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Vermont – 0.2%
VT Educational & Health Buildings Financing Agency
Fletcher Allen Health Care,
Series 2008 A, LOC: TD BankNorth N.A. 1.790% 12/01/30 (a)	9,115,000	9,115,000
Norwich University,
Series 2008, LOC: Citizens Bank 1.500% 09/01/38 (a)	12,500,000	12,500,000
Vermont Total		21,615,000
Virginia – 1.5%
VA Alexandria Industrial Development Authority
American Society Clinical Center,
Series 2008 B, LOC: SunTrust Bank 1.890% 10/01/43 (a)	15,025,000	15,025,000
VA BB&T Municipal Trust
Series 2008,
LIQ FAC: Branch Banking & Trust 1.920% 06/15/15 (a)	37,995,000	37,995,000
VA Chesapeake Bay Bridge & Tunnel District
Series 2008 A,
LOC: Branch Banking & Trust 1.860% 05/28/21 (a)	6,500,000	6,500,000
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC,
Series 2008 A, LIQ FAC: FNMA 2.080% 01/15/41 (a)	18,625,000	18,625,000
VA Commonwealth Transportation Board
Series 2002,
LIQ FAC: Morgan Stanley 1.840% 05/15/19 (a)(c)	14,224,500	14,224,500
VA Hanover County Industrial Development Authority
Covenant Woods,
Series 1999, LOC: Branch Banking & Trust Co. 1.860% 07/01/29 (a)	3,950,000	3,950,000
VA Harrisonburg Redevelopment & Housing Authority
Series 2006,
LIQ FAC: FHLMC 2.080% 02/01/26 (a)	6,800,000	6,800,000

	Par ($)	Value ($)
VA Loudoun County Industrial Development Authority Revenue
Howard Hughes Medical,
Series 2003 A, 1.670% 02/15/38 (b)	18,640,000	18,640,000
VA Lynchburg Industrial Development Authority
Centra Health, Inc.,
Series 2004 A, LOC: SunTrust Bank 1.850% 01/01/28 (a)	7,575,000	7,575,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: FHLMC 1.930% 10/01/36 (a)	18,025,000	18,025,000
VA Rockingham County Industrial Development Authority
Sunnyside Presbyterian,
Series 2003, LOC: Branch Banking & Trust 1.860% 12/01/33 (a)	10,935,000	10,935,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc.,
Series 2005 B, LOC: Branch Banking & Trust 1.860% 01/01/35 (a)	2,900,000	2,900,000
Virginia Total		161,194,500
Washington – 2.5%
WA Bellevue
Series 2008,
LIQ FAC: Morgan Stanley 2.040% 12/01/34 (a)	11,730,000	11,730,000
WA Deutsche Bank Spears/Lifers Trust
Series 2008,
LIQ FAC: Deutsche Bank AG: 1.880% 01/01/28 (a)	7,120,000	7,120,000
1.880% 01/01/30 (a)	9,915,000	9,915,000
WA Eclipse Funding Trust
Series 2007,
LOC: U.S. Bank N.A. 1.870% 12/01/31 (a)	3,390,000	3,390,000
WA Energy Northwest
Series 2008 A,
LIQ FAC: Citigroup Financial Products 1.950% 07/01/18 (a)	8,915,000	8,915,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008 F1,
SPA: Dexia Credit Local 1.850% 07/01/18 (a)	29,415,000	29,415,000
Series 2008 F2,
SPA: Dexia Credit Local 1.850% 07/01/18 (a)	29,415,000	29,415,000
WA Health Care Facilities Authority
Catholic Health Initiatives,
Series 2007 A-3, 2.050% 12/01/36 (b)	6,600,000	6,600,000
Multicare Health System,
Series 2007 C, Insured: FSA, SPA: U.S. Bank N.A. 1.880% 08/15/41 (a)	16,900,000	16,900,000
Seattle Cancer Care,
Series 2005, LOC: KeyBank N.A. 1.980% 03/01/35 (a)	15,800,000	15,800,000
WA Housing Finance Commission
Series 1988,
LOC: Harris Trust & Savings Bank 1.800% 01/01/10 (a)	11,800,000	11,800,000
Series 2008:
LIQ FAC: Citigroup Financial Products 2.000% 07/01/40 (a)	18,810,000	18,810,000
LOC: KeyBank N.A.
1.950% 04/01/43 (a)	4,000,000	4,000,000
WA King County School District No. 412 Shoreline
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 1.940% 12/01/24 (a)	2,700,000	2,700,000
WA King County
Series 2008:
LIQ FAC: JPMorgan Chase Bank 1.870% 01/01/16 (a)	7,600,000	7,600,000
LOC: Citigroup Financial Products, Inc. 1.790% 01/01/48 (a)	12,090,000	12,090,000
WA Puttable Floating Option Tax-Exempt Receipts
Series 2008,
LOC: Merrill Lynch International Bank Ltd.: 1.840% 07/01/25 (a)	23,625,000	23,625,000
1.860% 07/01/33 (a)	25,750,000	25,750,000
WA Seattle Housing Authority
Bayview Manor Homes,
Series 1994 B, LOC: U.S. Bank N.A. 1.900% 05/01/19 (a)	2,030,000	2,030,000

	Par ($)	Value ($)
WA Seattle Water Systems Revenue
Series 2008,
LIQ FAC: Citigroup Financial Products 1.870% 09/01/34 (a)	4,200,000	4,200,000
WA State
Series 2000,
5.625% 07/01/17	7,405,000	7,649,893
Series 2006,
LOC: Wells Fargo Bank N.A. 1.900% 12/01/29 (a)	10,940,000	10,940,000
Series 2008,
LIQ FAC: Citibank N.A. 1.810% 01/01/33 (a)(c)	2,895,000	2,895,000
Washington Total		273,289,893
West Virginia – 1.0%
WV Brooke County Commission
Series 2008,
LOC: PNC Bank N.A. 1.820% 12/01/37 (a)	4,100,000	4,100,000
WV Cabell County University Facilities Revenue
Marshall LLC,
Series 2007 A, LOC: Regions Bank 1.860% 07/01/39 (a)	26,500,000	26,500,000
WV Hospital Finance Authority Revenue
Series 2008 A,
LOC: Branch Banking & Trust 1.600% 09/01/37 (a)	18,250,000	18,250,000
Series 2008 CR-1,
LOC: Branch Banking & Trust Co. 3.400% 01/01/34	33,975,000	33,995,045
Series 2008 CR-2,
LOC: Branch Banking & Trust Co. 3.400% 01/01/34	25,950,000	25,965,311
West Virginia Total		108,810,356
Wisconsin – 4.5%
WI Appleton Industrial Development Revenue
Appleton Center Associates,
Series 1994,
LOC: U.S. Bank N.A.
1.900% 12/15/09 (a)	2,305,000	2,305,000

See Accompanying Notes to Financial Statements.

Columbia Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Health & Educational Facilities Authority
Aurora St. Luke's Medical Center,
Series 1987, LOC: Kredietbank N.V. 1.870% 12/01/17 (a)	25,000,000	25,000,000
Series 2003,
GTY AGMT: BH Finance LLC SPA: Svenska Handelsbanken, 1.830% 08/15/22 (a)	29,710,000	29,710,000
Series 2005 B,
Insured: AMBAC, SPA: Morgan Stanley 1.900% 04/01/30 (a)	116,225,000	116,225,000
St. Joseph's Hospital,
Series 2007, SPA: Harris N.A. 1.950% 03/15/36 (a)	25,500,000	25,500,000
WI Milwaukee
0.950% 10/09/08	6,000,000	6,000,000
Series 2008,
3.000% 09/03/09 (d)	60,000,000	60,816,000
WI Puttable Floating Option Tax-Exempt Receipts
Series 2007:
LIQ FAC: Bank of New York 1.830% 08/15/27 (a)	74,665,000	74,665,000
LIQ FAC: Merrill Lynch International Bank Ltd. 1.830% 08/15/26 (a)	13,050,000	13,050,000
Series 2008,
LIQ FAC: Merrill Lynch Capital Services 2.210% 02/15/26 (a)	25,295,000	25,295,000
WI School Districts Cash Flow
Series 2007 B,
LOC: U.S. Bank N.A., 4.000% 10/30/08	25,000,000	25,036,502
WI State
1.700% 09/10/08	6,000,000	6,000,000
Series 2008,
LIQ FAC: JPMorgan Chase & Co.
1.940% 06/15/10 (a)	13,710,000	13,710,000
WI Term Tender Custodial Receipts
Series 2008,
2.750% 02/02/09	25,000,000	25,000,000
WI Transportation Revenue
1.600% 10/07/08	7,371,000	7,371,000
1.600% 11/06/08	37,149,000	37,149,000
Wisconsin Total		492,832,502

	Par ($)	Value ($)
Wyoming – 0.1%
WY Lincoln County Pollution Control Revenue
BP Amoco PLC,
Series 1983, 2.300% 10/01/12 (b)	15,200,000	15,203,688
Wyoming Total		15,203,688
Total Municipal Bonds (cost of $10,965,468,432)		10,965,468,432
Total Investments – 100.1% (cost of $10,965,468,432) (e)		10,965,468,432
Other Assets & Liabilities, Net – (0.1)%		(11,706,991)
Net Assets – 100.0%		10,953,761,441

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2008.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid, amounted to $148,918,000, which represents 1.4% of net assets.

(d)  Security purchased on a delayed delivery.

(e)  Cost for federal income tax purposes is $10,965,478,417.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

CIFG	CIFG Assurance North America, Inc.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

PSFG	Permanent School Fund Guarantee

SPA	Stand-by Purchase Agreement

SYNC	Syncora Guarantee Inc.

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – Columbia Tax-Exempt Reserves
August 31, 2008

		($)
Assets	Investments, at amortized cost approximating value	10,965,468,432
	Cash	6,572,771
	Receivable for:
	Investments sold	62,700,000
	Fund shares sold	6,737
	Interest	35,731,961
	Expense reimbursement due from investment advisor	55,495
	Trustees' deferred compensation plan	97,131
	Other assets	116,426
	Total Assets	11,070,748,953
Liabilities	Payable for:
	Investments purchased	40,831,035
	Investments purchased on a delayed delivery basis	60,816,000
	Fund shares repurchased	237,713
	Distributions	11,990,544
	Investment advisory fee	1,425,169
	Administration fee	368,936
	Transfer agent fee	7,189
	Pricing and bookkeeping fees	56,647
	Trustees' fees	101,506
	Custody fee	13,164
	Distribution and service fees	683,571
	Chief complaince officer fees	669
	Trustees' deferred compensation plan	97,131
	Other liabilities	358,238
	Total Liabilities	116,987,512
	Net Assets	10,953,761,441
Net Assets Consist of	Paid-in capital	10,953,274,823
	Undistributed net investment income	496,603
	Accumulated net realized loss	(9,985)
	Net Assets	10,953,761,441

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – Columbia Tax-Exempt Reserves
August 31, 2008

Capital Class Shares	Net assets	$2,750,559,428
	Shares outstanding	2,750,515,651
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$6,686,234,490
	Shares outstanding	6,686,128,078
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$77,169,488
	Shares outstanding	77,168,260
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$110,968,612
	Shares outstanding	110,966,846
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$13,213,939
	Shares outstanding	13,213,729
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$95,228,455
	Shares outstanding	95,226,939
	Net asset value per share	$1.00
Class A Shares	Net assets	$27,212,153
	Shares outstanding	27,211,720
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$469,573,953
	Shares outstanding	469,566,480
	Net asset value per share	$1.00
Retail A Shares	Net assets	$14,787,517
	Shares outstanding	14,787,282
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$708,813,406
	Shares outstanding	708,802,127
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – Columbia Tax-Exempt Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	226,687,520
Expenses	Investment advisory fee	13,223,846
	Administration fee	8,068,939
	Distribution fee:
	Investor Class Shares	6,237
	Daily Class Shares	250,077
	Class A Shares	21,336
	Shareholder servicing and administration fees:
	Trust Class Shares	5,023,743
	Liquidity Class Shares	218,105
	Adviser Class Shares	218,397
	Investor Class Shares	15,593
	Daily Class Shares	178,626
	Class A Shares	74,677
	Institutional Class Shares	166,412
	Retail A Shares	14,260
	Transfer agent fee	55,578
	Pricing and bookkeeping fees	304,224
	Trustees' fees	29,936
	Custody fee	156,689
	Chief compliance officer fees	3,588
	Other expenses	740,381
	Total Expenses	28,770,644
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,855,011)
	Fee waived by shareholder services provider—Liquidity Class Shares	(87,242)
	Expense reductions	(98,620)
	Net Expenses	23,729,771
	Net Investment Income	202,957,749
	Net realized gain on investments	328,299
	Net Increase Resulting from Operations	203,286,048

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – Columbia Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($)
Operations	Net investment income	202,957,749	170,473,019
	Net realized gain on investments	328,299	139,335
	Net Increase Resulting from Operations	203,286,048	170,612,354
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(55,784,436)	(38,163,749)
	Trust Class Shares	(112,396,546)	(92,832,328)
	Liquidity Class Shares	(2,062,788)	(2,922,690)
	Adviser Class Shares	(1,846,850)	(2,048,581)
	Investor Class Shares	(117,453)	(472,302)
	Daily Class Shares	(1,117,697)	(833,705)
	Class A Shares	(409,266)	(489,739)
	Institutional Class Shares	(9,607,275)	(8,167,090)
	Retail A Shares	(394,093)	(597,013)
	G-Trust Shares	(19,223,973)	(23,945,822)
	Total Distributions to Shareholders	(202,960,377)	(170,473,019)
	Net Capital Share Transactions	4,611,932,794	811,269,559
	Total Increase in Net Assets	4,612,258,465	811,408,894
Net Assets	Beginning of period	6,341,502,976	5,530,094,082
	End of period	10,953,761,441	6,341,502,976
	Undistributed net investment income at end of period	496,603	176,733

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Stock Activity
Capital Class Shares
Subscriptions	9,809,228,778	9,809,228,778	6,217,580,108	6,217,580,108
Distributions reinvested	23,677,640	23,677,640	19,143,961	19,143,961
Redemptions	(8,960,119,228)	(8,960,119,228)	(6,047,282,353)	(6,047,282,353)
Net increase	872,787,190	872,787,190	189,441,716	189,441,716
Trust Class Shares
Subscriptions	6,732,086,329	6,732,086,430	3,509,065,266	3,509,065,266
Proceeds received in connection with merger	2,223,959,222	2,223,903,023	—	—
Distributions reinvested	1,166,840	1,166,840	856,058	856,058
Redemptions	(5,502,389,315)	(5,502,389,315)	(2,963,439,257)	(2,963,439,257)
Net increase	3,454,823,076	3,454,766,978	546,482,067	546,482,067
Liquidity Class Shares
Subscriptions	104,726,927	104,726,927	171,392,058	171,392,058
Distributions reinvested	2,042,866	2,042,866	2,905,533	2,905,533
Redemptions	(116,525,248)	(116,525,248)	(107,922,735)	(107,922,735)
Net increase (decrease)	(9,755,455)	(9,755,455)	66,374,856	66,374,856
Adviser Class Shares
Subscriptions	278,140,471	278,140,471	238,915,711	238,915,711
Distributions reinvested	1,806,820	1,806,820	2,000,832	2,000,832
Redemptions	(260,690,696)	(260,690,696)	(224,285,096)	(224,285,096)
Net increase	19,256,595	19,256,595	16,631,447	16,631,447
Investor Class Shares
Subscriptions	19,443,247	19,458,747	38,776,051	38,776,051
Distributions reinvested	104,754	104,754	121,918	121,918
Redemptions	(10,530,432)	(10,530,432)	(42,054,045)	(42,058,548)
Net increase (decrease)	9,017,569	9,033,069	(3,156,076)	(3,160,579)
Daily Class Shares
Subscriptions	242,185,188	242,185,188	172,005,213	172,005,213
Distributions reinvested	1,117,637	1,117,637	833,626	833,626
Redemptions	(177,152,193)	(177,152,193)	(170,481,493)	(170,481,493)
Net increase	66,150,632	66,150,632	2,357,346	2,357,346
Class A Shares
Subscriptions	39,537,773	39,537,773	13,935,391	13,935,391
Distributions reinvested	383,711	383,711	488,935	488,935
Redemptions	(27,463,211)	(27,463,211)	(17,493,707)	(17,493,706)
Net increase (decrease)	12,458,273	12,458,273	(3,069,381)	(3,069,380)
Institutional Class Shares
Subscriptions	1,837,897,368	1,837,897,368	888,591,031	888,591,031
Distributions reinvested	9,418,551	9,418,551	7,898,134	7,898,134
Redemptions	(1,685,151,729)	(1,685,151,729)	(858,949,600)	(858,949,600)
Net increase	162,164,190	162,164,190	37,539,565	37,539,565

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – Columbia Tax-Exempt Reserves

	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	3,213,282	3,213,282	3,759,065	3,759,065
Distributions reinvested	382,064	382,064	578,837	578,837
Redemptions	(5,593,688)	(5,593,688)	(6,092,817)	(6,092,816)
Net decrease	(1,998,342)	(1,998,342)	(1,754,915)	(1,754,914)
G-Trust Shares
Subscriptions	673,833,787	673,833,788	631,954,720	631,954,720
Distributions reinvested	1,138	1,138	1,778	1,778
Redemptions	(646,765,263)	(646,765,262)	(671,529,063)	(671,529,063)
Net increase (decrease)	27,069,664	27,069,664	(39,572,565)	(39,572,565)

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0254		0.0347		0.0141		0.0251		0.0125	0.0086
Less Distributions to Shareholders:
From net investment income	(0.0254)		(0.0347)		(0.0141)		(0.0251)		(0.0125)	(0.0086)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.57	%(g)	3.52%		1.42	%(d)	2.54%		1.26%	0.87%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(e)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%
Waiver/Reimbursement	0.06%		0.06%		0.07	%(f)	0.07%		0.08%	0.07%
Net investment income	2.40	%(e)(g)	3.47	%(e)	3.38	%(e)(f)	2.58	%(e)	1.31%	0.84%
Net assets, end of period (000's)	$2,750,559		$1,877,823		$1,688,338		$975,386		$1,049,210	$542,057

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0244		0.0337		0.0137		0.0241		0.0115	0.0076
Less Distributions to Shareholders:
From net investment income	(0.0244)		(0.0337)		(0.0137)		(0.0241)		(0.0115)	(0.0076)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.47	%(g)	3.42%		1.38	%(d)	2.44%		1.15%	0.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(e)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%
Waiver/Reimbursement	0.06%		0.06%		0.07	%(f)	0.07%		0.08%	0.07%
Net investment income	2.24	%(e)(g)	3.37	%(e)	3.27	%(e)(f)	2.43	%(e)	1.15%	0.74%
Net assets, end of period (000's)	$6,686,234		$3,230,990		$2,684,441		$2,475,660		$2,052,864	$2,028,564

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0239		0.0332		0.0135		0.0236		0.0110	0.0071
Less Distributions to Shareholders:
From net investment income	(0.0239)		(0.0332)		(0.0135)		(0.0236)		(0.0110)	(0.0071)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.42%		3.37%		1.36	%(d)	2.39%		1.10%	0.71%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.16%		0.16%		0.17	%(f)	0.17%		0.18%	0.64%
Net investment income	2.36	%(e)	3.31	%(e)	3.25	%(e)(f)	2.32	%(e)	0.92%	0.69%
Net assets, end of period (000's)	$77,169		$86,926		$20,549		$5,292		$3,392	$5,792

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0229		0.0322		0.0131		0.0226		0.0100	0.0061
Less Distributions to Shareholders:
From net investment income	(0.0229)		(0.0322)		(0.0131)		(0.0226)		(0.0100)	(0.0061)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.32	%(g)	3.27%		1.31	%(d)	2.28%		1.00%	0.61%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(e)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%
Waiver/Reimbursement	0.06%		0.06%		0.07	%(f)	0.07%		0.08%	0.07%
Net investment income	2.11	%(e)(g)	3.23	%(e)	3.13	%(e)(f)	2.29	%(e)	0.98%	0.59%
Net assets, end of period (000's)	$110,969		$91,712		$75,079		$20,757		$11,183	$10,264

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0219		0.0312		0.0126		0.0216		0.0090	0.0051
Less Distributions to Shareholders:
From net investment income	(0.0219)		(0.0312)		(0.0126)		(0.0216)		(0.0090)	(0.0051)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.21	%(g)	3.16%		1.27	%(d)	2.18%		0.90%	0.51%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.55	%(e)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%
Waiver/Reimbursement	0.06%		0.06%		0.07	%(f)	0.07%		0.08%	0.07%
Net investment income	1.88	%(e)(g)	3.07	%(e)	2.99	%(e)(f)	2.12	%(e)	0.82%	0.49%
Net assets, end of period (000's)	$13,214		$4,216		$7,376		$7,567		$11,280	$22,071

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0194		0.0287		0.0116		0.0191		0.0065	0.0028
Less Distributions to Shareholders:
From net investment income	(0.0194)		(0.0287)		(0.0116)		(0.0191)		(0.0065)	(0.0028)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	1.96	%(g)	2.90%		1.16	%(d)	1.93%		0.65%	0.28%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.80	%(e)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.78%
Waiver/Reimbursement	0.06%		0.06%		0.07	%(f)	0.07%		0.08%	0.11%
Net investment income	1.56	%(e)(g)	2.86	%(e)	2.76	%(e)(f)	1.88	%(e)	0.63%	0.26%
Net assets, end of period (000's)	$95,228		$29,191		$26,833		$28,871		$36,441	$49,784

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reduction had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Class A Shares	2008		2007		2006 (a)		2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0209		0.0302		0.0122		0.0206		0.0080	0.0041
Less Distributions to Shareholders:
From net investment income	(0.0209)		(0.0302)		(0.0122)		(0.0206)		(0.0080)	(0.0041)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)(d)	2.11	%(h)	3.06%		1.23	%(e)	2.08%		0.80%	0.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.65	%(f)	0.65	%(f)	0.65	%(f)(g)	0.65	%(f)	0.65%	0.65%
Waiver/Reimbursement	0.06%		0.06%		0.07	%(g)	0.07%		0.08%	0.07%
Net investment income	1.92	%(f)(h)	3.01	%(f)	2.91	%(f)(g)	2.06	%(f)	0.75%	0.39%
Net assets, end of period (000's)	$27,212		$14,790		$17,859		$25,572		$28,934	$50,803

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, Investor A shares were renamed Class A shares.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0250		0.0343		0.0139		0.0247		0.0121	0.0082
Less Distributions to Shareholders:
From net investment income	(0.0250)		(0.0343)		(0.0139)		(0.0247)		(0.0121)	(0.0082)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.53	%(g)	3.48%		1.40	%(d)	2.50%		1.22%	0.82%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(e)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%
Waiver/Reimbursement	0.06%		0.06%		0.07	%(f)	0.07%		0.08%	0.07%
Net investment income	2.31	%(e)(g)	3.43	%(e)	3.33	%(e)(f)	2.44	%(e)	1.23%	0.80%
Net assets, end of period (000's)	$469,574		$307,411		$269,865		$123,606		$89,811	$68,512

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Period Ended Year Ended August 31,		Period Ended August 31,		March 31,
Retail A Shares	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0245	0.0338	0.0137		0.0101
Less Distributions to Shareholders:
From net investment income	(0.0245)	(0.0338)	(0.0137)		(0.0101)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	2.48%	3.43%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.29%	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.06%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	2.49%	3.38%	3.28	%(g)	2.81	%(g)
Net assets, end of period (000's)	$14,788	$16,748	$18,503		$19,200

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Financial Highlights – Columbia Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Period Ended Year Ended August 31,		Period Ended August 31,		March 31,
G-Trust Shares	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0254	0.0347	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0254)	(0.0347)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	2.57%	3.52%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.06%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	2.52%	3.46%	3.36	%(g)	2.90	%(g)
Net assets, end of period (000's)	$708,813	$681,696	$721,252		$802,458

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – Columbia Tax-Exempt Reserves
August 31, 2008

Note 1. Organization

Columbia Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified Fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are generally closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Columbia Tax-Exempt Reserves, August 31, 2008

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions of net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2008, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$322,498	$(322,498)	$—

Net investment income and net realized gains, as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from	2008	2007
Tax-Exempt Income	$198,013,764	$169,586,110
Ordinary Income*	4,675,381	762,636
Long-Term Capital Gains	271,232	124,273

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

Columbia Tax-Exempt Reserves, August 31, 2008

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Net Unrealized Depreciation*
$12,528,360	$(9,985)

*  The differences between book-basis and tax-basis net unrealized depreciation are primarily due to deferral of losses from wash sales.

Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes were:

Unrealized appreciation	$—
Unrealized depreciation	(9,985)
Net unrealized depreciation	$(9,985)

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net asset of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Columbia Tax-Exempt Reserves, August 31, 2008

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated $4,297.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of

Columbia Tax-Exempt Reserves, August 31, 2008

small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses by $3,140.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.09%	0.09%
Administration Plans:
Class A Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total combined of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2009, so that the expenses incurred by the Fund (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Columbia Tax-Exempt Reserves, August 31, 2008

At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2011	2010	2009	recovery	ended 8/31/08
$4,855,011	$3,149,826	$1,439,709	$9,444,546	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" in the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $95,480 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period, after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 86.7% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Columbia Tax-Exempt Reserves, August 31, 2008

Note 8. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Columbia Tax-Exempt Reserves, August 31, 2008

Note 9. Business Combinations and Mergers

As of the close of business on March 24, 2008, Tax-Exempt Money Fund, a series of Excelsior Tax-Exempt Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Tax-Exempt Money Fund as follows:

Shares Issued	Net Assets Received
$2,223,959,222	$2,223,903,023

Net Assets of Columbia Tax- Exempt Reserves Prior to Combination	Net Assets of Tax-Exempt Money Fund Immediately Prior to Combination	Net Assets of Columbia Tax- Exempt Reserves Immediately After Combination
$10,756,230,307	$2,223,903,023	$12,980,133,330

Note 10. Subsequent Event

The United States Department of the Treasury has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On October 1, 2008, the Board of Trustees approved the participation of the Fund in the Program, and the Fund is participating in the Program.

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program is in effect through December 18, 2008, unless extended.

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

Federal Income Tax Information (Unaudited) – Columbia Tax-Exempt Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the year ended August 31, 2008, the Fund designates long-term capital gains of $284,794.

For the fiscal year ended August 31, 2008, the Fund designated 97.8% of distributions made from net investment income as exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director-Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President-Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer-Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer-ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman-Conseco, Inc. (insurance) from September 2004 through current. Oversees 67. Director-Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67; President and Director-Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director-Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman-Franklin Portfolio Associates (investing-Mellon affiliate), 1982 through 2007; Trustee and Chairman-Research Foundation of CFA Institute; Director-MIT Investment Company; Trustee-MIT 401k Plan

Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor-McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer-Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President-Micco Corporation and Mickel Investment Group. Oversees 67. Board Member-Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 1-800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President-Columbia Funds, since October 2004; Managing Director-Columbia Management Advisors, LLC, since September 2005; Senior Vice President-Columbia Management Distributors, Inc., since January 2005; Director-Columbia Management Services, Inc., since January 2005; Director-Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director-FIM Funding, Inc., since January 2005; President and Chief Executive Officer-CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer-Columbia Funds, from October 2003 to May 2008; Treasurer-the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President-Columbia Management Advisors, LLC, from April 2003 to December 2004; President-Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer-Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004-Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting of the Advisor from April 2002 to October 2004.

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

Columbia Management®

Columbia Tax-Exempt Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/155849-0808 (10/08) 08/61078

Columbia Management®

Annual Report

August 31, 2008

Columbia Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Economic Update	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Statement of Cash Flows	15

Financial Highlights	16

Notes to Financial Statements	28

Report of Independent Registered Public Accounting Firm	40

Federal Income Tax Information	41

Fund Governance	42

Important Information About This Report	45

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■  Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■  News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■  Monthly and quarterly performance information.

■  Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■  Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■  Mutual fund account details with balances, dividend and transaction information

■  Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■  On-line transactions including purchases, exchanges and redemptions

■  Account maintenance for updating your address and dividend payment options

■  Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Economic Update

October 17, 2008

Economic and Market Review from Columbia Management's Cash Investment Group

Over the past year, investors have witnessed extraordinary disruptions in the financial markets, as anxiety triggered by the collapse of the subprime mortgage market permeated across other market sectors. Corporate bond prices fell as the yield difference between corporate and U.S. Treasury bonds widened to levels not seen in more than a decade. In February, the difficulties in the taxable bond market spread to the municipal bond market as investors encountered issues in the auction-rate securities market. In an atmosphere of uncertainty, investors have flocked to the safety of government debt. The yield on the 30-year Treasury bond has dropped from 4.4% at the beginning of 2008 to 4.0% in September, its lowest level since the 1950s.

These market events have led to an unprecedented restructuring of the financial services industry. In May, in a deal engineered by the Federal Reserve Open Market Committee, JPMorgan Chase bought Bear Stearns at a deep discount as the latter foundered on the brink of bankruptcy. In September, the U.S. Treasury Department announced plans to take control of the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), publicly owned, government-sponsored corporations established to purchase mortgages from lenders and securitize them. Weeks later, the venerable Lehman Brothers declared bankruptcy; the acquisition of Merrill Lynch was sought by Columbia Management's parent firm, Bank of America Corporation, pending shareholder and government approval; the giant American International Group (AIG) is now owned largely by the U.S. government and Washington Mutual, holding company of the largest savings and loan institution in the nation, was taken over by government regulators as it stood on the verge of bankruptcy, who then brokered the sale of Washington Mutual's banking operations to JPMorgan Chase.

The U.S. Treasury Department has taken action to enhance investor confidence in money market funds, establishing a Temporary Guarantee Program for registered investment companies that are money market funds. The program is a temporary program that is in effect through December 18, 2008 (there is the possibility of future extension by the Treasury for a period up to September 18, 2009) and is voluntary on a fund-by-fund basis. The eligible money market mutual funds will pay a fee to the Treasury to participate in the program. The program provides for a guarantee to receive $1.00 per share in the event that a participating fund no longer has a $1.00 per share net asset value and liquidates. The guarantee only applies to investors in the fund as of the close of business on September 19, 2008 and is based on the number of shares held by an investor on that date. Any increase in the number of shares held in an account after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in an account fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less. The guarantee payment would be equal to any shortfall between the amount received by an investor in a liquidation and $1.00 per share. The program will not be subject to any per account limit. More details on the Treasury Temporary Guarantee Program are available at: http://www.ustreas.gov/press/releases/hp1163.htm. Also, the Federal Reserve Board announced an initiative to provide liquidity to markets by extending non-recourse loans at the primary credit rate to U.S. depository institutions and bank holding companies to finance their purchases of certain high-quality asset-backed commercial paper (ABCP) from money market mutual funds. This initiative is intended to assist money funds in obtaining liquidity to meet demands for redemptions by shareholders and foster liquidity in the ABCP markets and broader money markets.

Despite this challenging environment, Columbia Management's retail money market mutual funds, including Columbia Cash Reserves, have always transacted at $1.00 per share and continue to do so; however, there is no guarantee that such price stability will be achieved in the future. Columbia Management has taken a number of steps to manage the money market mutual funds during this unprecedented period and to seek to ensure that the retail money market mutual funds continued to transact at $1.00 per share. Columbia managers seek to carefully manage fund liquidity, emphasizing high quality securities with very short maturities. Repurchase agreements remain an important component of this effort to achieve capital preservation, liquidity and attractive yields on behalf of shareholders. Columbia credit analysts seek to address the counterparty risk inherent in repurchase agreements through a multi-layered screening process, which also involves cash or other high quality collateral, whose value exceeds the principal amounts of the securities themselves.

Past performance is no guarantee of future results.

Portfolio holdings are subject to change periodically and may not be representative of current holdings. Current and future holdings are subject to risk, including, but not limited to, market and credit risk.

1

Understanding Your Expenses – Columbia Cash Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,013.52	1,024.13	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,012.92	1,023.63	1.52	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,012.72	1,023.38	1.77	1.78	0.35
Adviser Class Shares	1,000.00	1,000.00	1,012.22	1,022.87	2.28	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,011.71	1,022.37	2.78	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,010.41	1,021.11	4.04	4.06	0.80
Class A Shares	1,000.00	1,000.00	1,011.21	1,021.87	3.29	3.30	0.65
Class B Shares	1,000.00	1,000.00	1,007.79	1,018.60	6.56	6.60	1.30
Class C Shares	1,000.00	1,000.00	1,007.79	1,018.60	6.56	6.60	1.30
Class Z Shares	1,000.00	1,000.00	1,013.52	1,024.13	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,013.22	1,023.93	1.21	1.22	0.24
Marsico Shares	1,000.00	1,000.00	1,011.71	1,022.37	2.78	2.80	0.55

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Cash Reserves

August 31, 2008

Commercial Paper – 30.3%
	Par ($)	Value ($)
Amstel Funding Corp.
2.740% 09/24/08 (a)(b)	152,669,000	152,401,744
2.750% 09/11/08 (a)(b)	51,300,000	51,260,812
CAFCO LLC
2.690% 09/08/08 (a)(b)	47,000,000	46,975,416
2.700% 09/05/08 (a)	129,775,000	129,736,067
2.700% 09/10/08 (a)(b)	50,000,000	49,966,250
2.700% 09/12/08 (a)(b)	200,000,000	199,835,000
2.750% 10/16/08 (a)(b)	118,750,000	118,341,797
2.770% 09/16/08 (a)(b)	93,500,000	93,392,085
2.780% 11/19/08 (a)(b)	150,000,000	149,084,917
Cancara Asset Securitisation LLC
2.750% 09/16/08 (a)(b)	241,500,000	241,223,281
2.850% 11/24/08 (a)(b)	150,000,000	149,002,500
2.850% 11/25/08 (a)(b)	125,000,000	124,158,854
2.870% 10/15/08 (a)(b)	182,450,000	181,810,006
Charta Corp.
2.690% 09/09/08 (a)(b)	243,500,000	243,354,441
2.690% 09/10/08 (a)(b)	172,500,000	172,383,994
2.750% 10/14/08 (a)(b)	350,000,000	348,850,347
2.780% 10/17/08 (a)(b)	100,000,000	99,644,778
Ciesco LLC
2.690% 09/09/08 (a)(b)	262,750,000	262,592,934
2.770% 09/16/08 (a)(b)	98,000,000	97,886,892
Citigroup Funding, Inc.
2.780% 09/02/08	400,000,000	399,969,111
2.780% 09/03/08	347,000,000	346,946,408
2.780% 09/04/08	248,750,000	248,692,373
2.870% 11/24/08 (b)	110,000,000	109,263,367
2.870% 11/25/08 (b)	150,000,000	148,983,542
2.900% 09/17/08 (b)	94,000,000	93,878,844
3.020% 12/17/08 (b)	365,030,000	361,753,450
Clipper Receivables Co. LLC
2.900% 11/21/08 (a)(b)	160,000,000	158,956,000
2.950% 11/25/08 (a)(b)	80,000,000	79,442,778
2.960% 09/16/08 (a)(b)	72,250,000	72,160,892
3.000% 09/12/08 (a)(b)	218,500,000	218,299,708
Dexia Delaware LLC
2.790% 10/14/08 (b)	1,101,350,000	1,097,679,751
2.810% 11/12/08 (b)	122,000,000	121,314,360
Eureka Securitization, Inc.
2.820% 11/21/08 (a)(b)	49,750,000	49,434,336
2.850% 09/02/08 (a)	17,500,000	17,498,615
Fairway Finance LLC
2.500% 09/17/08 (a)(b)	83,000,000	82,907,778
2.800% 11/17/08 (a)(b)	38,530,000	38,299,248
2.810% 11/14/08 (a)(b)	20,000,000	19,884,478

	Par ($)	Value ($)
Falcon Asset Securitization Co. LLC
2.700% 11/10/08 (a)(b)	116,130,000	115,520,317
FCAR Owner Trust I
3.100% 09/15/08 (b)	343,250,000	342,836,193
Gemini Securitization Corp. LLC
2.700% 09/08/08 (a)(b)	55,000,000	54,971,125
2.700% 09/09/08 (a)(b)	125,000,000	124,925,000
2.750% 11/13/08 (a)(b)	87,430,000	86,942,456
2.750% 11/20/08 (a)(b)	150,000,000	149,083,333
2.750% 11/24/08 (a)(b)	211,000,000	209,646,083
2.800% 09/16/08 (a)(b)	44,000,000	43,948,667
2.800% 10/16/08 (a)(b)	250,000,000	249,125,000
General Electric Capital Corp.
2.820% 09/22/08 (b)	150,000,000	149,753,250
2.820% 09/23/08 (b)	645,000,000	643,888,450
Gotham Funding Corp.
2.820% 11/24/08 (a)(b)	100,000,000	99,342,000
2.850% 09/19/08 (a)(b)	176,000,000	175,749,200
Govco LLC
2.720% 11/13/08 (a)(b)	152,000,000	151,161,636
2.720% 11/25/08 (a)(b)	85,000,000	84,454,111
2.730% 11/18/08 (a)(b)	70,000,000	69,585,950
Grampian Funding LLC
2.700% 09/08/08 (a)(b)	426,000,000	425,776,350
2.760% 09/16/08 (a)(b)	118,500,000	118,363,725
2.870% 10/15/08 (a)(b)	100,000,000	99,649,222
2.895% 11/28/08 (a)(b)	249,250,000	247,486,141
JPMorgan Chase & Co.
2.750% 12/10/08 (b)	600,000,000	595,416,667
Jupiter Securitization Co. LLC
2.700% 11/10/08 (a)(b)	149,564,000	148,778,789
MetLife Short Term Funding LLC
2.850% 11/07/08 (a)(b)	73,200,000	72,811,735
Picaros Funding LLC
2.710% 10/21/08 (a)(b)	86,500,000	86,174,424
Scaldis Capital LLC
2.730% 09/05/08 (a)	250,000,000	249,924,167
2.900% 10/16/08 (a)(b)	199,250,000	198,527,719
2.900% 11/19/08 (a)(b)	200,000,000	198,727,222
2.910% 11/20/08 (a)(b)	299,750,000	297,811,617
2.920% 11/14/08 (a)(b)	35,000,000	34,789,922
Sheffield Receivables Corp.
2.600% 10/08/08 (a)(b)	95,000,000	94,746,139
2.750% 11/19/08 (a)(b)	99,250,000	98,651,054

See Accompanying Notes to Financial Statements.

3

Columbia Cash Reserves

August 31, 2008

Commercial Paper (continued)
	Par ($)	Value ($)
Solitaire Funding LLC
2.770% 09/08/08 (a)(b)	200,000,000	199,892,278
2.780% 09/04/08 (a)	220,000,000	219,949,033
2.850% 10/14/08 (a)(b)	150,000,000	149,489,375
2.900% 09/17/08 (a)(b)	142,750,000	142,566,011
Surrey Funding Corp.
2.800% 10/14/08 (a)(b)	93,500,000	93,187,294
2.850% 10/31/08 (a)(b)	60,000,000	59,715,000
2.880% 09/09/08 (a)(b)	67,000,000	66,957,120
2.900% 10/27/08 (a)(b)	35,000,000	34,842,111
Thames Asset Global Securitization, Inc.
2.650% 09/15/08 (b)	100,311,000	100,207,624
2.820% 11/17/08 (a)(b)	35,000,000	34,788,892
2.900% 09/15/08 (b)	54,613,000	54,551,409
2.930% 10/10/08 (a)(b)	345,500,000	344,403,325
Tulip Funding Corp.
2.480% 09/15/08 (a)(b)	131,515,000	131,397,221
Variable Funding Capital Co. LLC
2.760% 11/07/08 (a)(b)	299,430,000	297,891,928
2.790% 11/26/08 (a)(b)	223,250,000	221,762,039
2.800% 11/17/08 (a)(b)	62,000,000	61,628,689
2.800% 11/20/08 (a)(b)	25,900,000	25,738,844
2.800% 11/21/08 (a)(b)	75,000,000	74,527,500
2.820% 12/01/08 (a)(b)	250,000,000	248,217,917
Versailles CDS LLC
2.900% 09/08/08 (a)(b)	100,000,000	99,943,611
Westpac Banking Corp.
2.600% 09/09/08 (a)(b)	500,000,000	499,711,111
2.710% 11/14/08 (a)(b)	85,000,000	84,526,503
Total Commercial Paper (cost of $15,541,729,653)		15,541,729,653
Corporate Bonds – 28.7%
AIG Matched Funding Corp.
2.871% 10/06/08 (a)(c)	1,110,000,000	1,110,000,000
2.902% 09/24/08 (a)(c)	475,000,000	475,000,000
Alliance & Leicester PLC
2.482% 09/05/08 (a)(c)	500,000,000	500,000,000
Arogas, Inc.
LOC: Wachovia Bank N.A.
3.270% 12/01/10 (d)	3,910,000	3,910,000
Atlanta Bread Co. International, Inc.
LOC: Columbus Bank & Trust Co.
3.340% 09/01/23 (d)	70,000	70,000

	Par ($)	Value ($)
Axon Financial Funding LLC
2.080% 05/02/08 (a)(c) (e)(f)(g)
(amortized cost of $150,000,000)	150,000,000	108,000,000
2.453% 06/02/08 (a)(c) (e)(f)(g)
(amortized cost of $100,000,000)	100,000,000	72,000,000
Banque Federative du Credit Mutuel
2.484% 09/12/08 (a)(c)	500,000,000	500,000,000
Basic Water Co. SPE1 LLC
LOC: U.S. Bank N.A.
2.750% 08/01/24 (d)	6,102,000	6,102,000
Berks Medical Realty LP
LOC: Wachovia Bank N.A.
3.220% 03/01/26 (d)	4,000,000	4,000,000
BF Ft. Myers, Inc.
LOC: Fifth Third Bank
3.350% 11/01/17 (d)	11,015,000	11,015,000
Bluegrass Wireless LLC
LOC: Fifth Third Bank
3.350% 02/01/12 (d)	4,600,000	4,600,000
Brookwood Baptist Church
LOC: AmSouth Bank N.A.
2.720% 12/01/23 (d)	4,020,000	4,020,000
Brosis Finance LLC
LOC: Branch Banking & Trust Co.
2.900% 09/01/24 (d)	7,700,000	7,700,000
Crestmont Realty Corp.
LOC: Fifth Third Bank
3.350% 11/01/22 (d)	3,880,000	3,880,000
Fifth Third Bancorp
2.482% 09/22/08 (a)(c)	50,000,000	50,000,000
First Tennessee Bank National Association
2.486% 09/16/08 (a)(c)	250,000,000	250,000,000
Goldman Sachs Group, Inc.
2.537% 09/12/08 (a)(c)	219,500,000	219,500,000
HBOS Treasury Services PLC
2.534% 01/30/09 (a)(c)	60,000,000	60,000,000
Irish Life & Permanent PLC
2.502% 09/19/08 (a)(c)	400,000,000	400,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Cash Reserves

August 31, 2008

Corporate Bonds (continued)
	Par ($)	Value ($)
Issuer Entity LLC
2.616% 10/30/08 (c)(e) (g)(i)(m)
(amortized cost of $46,010,440)	48,482,575	22,306,833
Johnson Bible College
LOC: AmSouth Bank N.A.
4.470% 09/01/18 (d)	100,000	100,000
Kingston Care Center of Sylvania
LOC: JPMorgan Chase Bank
2.770% 05/01/33 (d)	11,160,000	11,160,000
L.E. Pope Building Co.
LOC: Wachovia Bank N.A.
3.260% 11/01/13 (d)	5,860,000	5,860,000
Lehman Brothers Holdings, Inc.
2.654% 01/14/09 (c)(k)	400,000,000	400,000,000
LP Pinewood SPV LLC
LOC: Fifth Third Bank
2.720% 02/01/18 (d)	100,700,000	100,700,000
Manor Homes Holdings LLC
LOC: Wachovia Bank N.A.
3.350% 06/01/23 (d)	4,560,000	4,560,000
Marital Trust
LOC: AmSouth Bank N.A.
2.720% 12/01/09 (d)	3,000,000	3,000,000
Merrill Lynch & Co., Inc.
2.607% 12/12/08 (c)	625,000,000	625,000,000
2.626% 12/17/08 (c)	444,500,000	444,500,000
Michael J. Barry
LOC: AmSouth Bank N.A.
2.720% 11/01/24 (d)	3,670,000	3,670,000
MOB Management Two LLC
2.850% 12/01/26 (c)	16,930,000	16,930,000
Morgan Stanley
2.541% 10/03/08 (c)	499,000,000	499,000,000
2.562% 12/26/08 (c)	565,200,000	565,200,000
2.611% 02/03/09 (c)	879,430,000	879,430,000
Morgan Stanley Asset Funding, Inc.
2.575% 12/05/08 (c)	1,000,000,000	1,000,000,000
Natixis NY
2.803% 09/08/08 (a)(c)	700,000,000	700,000,000
Nordea Bank AB
2.463% 09/08/08 (a)(c)	300,000,000	300,000,000

	Par ($)	Value ($)
Northern Rock PLC
2.490% 09/04/08 (a)	1,111,000,000	1,111,000,000
2.767% 10/08/08 (a)(c)	101,500,000	101,500,000
RH Sheppard Co., Inc.
LOC: Wachovia Bank N.A.
2.720% 06/01/11 (d)	12,140,000	12,140,000
Schulte Corp.
LOC: Fifth Third Bank
3.350% 09/01/24 (d)	195,000	195,000
Servaas, Inc.
LOC: Fifth Third Bank
3.350% 03/01/13 (d)	5,190,000	5,190,000
Shephard Family Trust
LOC: Columbus Bank & Trust Co.
2.840% 05/01/24 (d)	7,905,000	7,905,000
Smith of Georgia LLC
LOC: Fifth Third Bank
3.350% 12/01/24 (d)	10,625,000	10,625,000
Supreme Beverage Co.
LOC: AmSouth Bank N.A.
2.720% 04/01/19 (d)	4,300,000	4,300,000
Unicredito Italiano Bank Ireland
2.484% 09/12/08 (a)(c)	650,000,000	650,000,000
2.493% 09/08/08 (a)(c)	1,100,000,000	1,100,000,000
2.497% 09/12/08 (a)(c)	900,000,000	900,000,000
Victoria Finance LLC
2.065% 04/11/08 (a)(c) (e)(f)(g)
(amortized cost of $100,000,000)	100,000,000	78,000,000
2.065% 04/15/08 (a)(c) (e)(f)(g)
(amortized cost of $100,000,000)	100,000,000	78,000,000
2.070% 03/25/08 (a)(c) (e)(f)(g)
(amortized cost of $100,000,000)	100,000,000	78,000,000
2.472% 08/22/08 (a)(c) (e)(f)(g)
(amortized cost of $200,000,000)	200,000,000	156,000,000
2.760% 07/28/08 (a)(c) (e)(f)(g)
(amortized cost of $100,000,000)	100,000,000	78,000,000

See Accompanying Notes to Financial Statements.

5

Columbia Cash Reserves

August 31, 2008

Corporate Bonds (continued)
	Par ($)	Value ($)
Wells Fargo & Co.
2.617% 01/14/09 (a)(c)	95,000,000	95,000,000
Wells Fargo Bank NA
2.500% 10/22/08	500,000,000	500,000,000
West Ridge Enterprises
LOC: Wachovia Bank N.A.
3.270% 12/01/13 (d)	4,945,000	4,945,000
Whistlejacket Capital Ltd.
2.060% 04/24/08 (a)(c) (e)(f)(g)
(amortized cost of $147,500,000)	147,500,000	139,358,000
2.060% 06/09/08 (a)(c) (e)(f)(g)
(amortized cost of $100,000,000)	100,000,000	94,480,000
Wickersham Entity LLC
2.666% 05/14/09 (c)(g) (h)(j)
(amortized cost of $132,902,309)	163,502,309	129,657,331
Zoological Society of Philadelphia
LOC: Wachovia Bank N.A.
2.970% 06/01/18 (d)	7,365,000	7,365,000
Total Corporate Bonds (cost of $14,955,484,749)		14,712,874,164
Certificates of Deposit – 26.5%
Bank of Tokyo Mitsubishi Ltd. NY
2.850% 10/07/08	680,000,000	680,000,000
Bank Scotland PLC NY
2.800% 09/16/08	500,000,000	500,000,000
Barclays Bank PLC
2.650% 09/09/08	500,000,000	500,000,000
2.780% 11/13/08	250,000,000	250,000,000
BNP Paribas
2.750% 10/08/08	680,000,000	680,000,000
Calyon NY
2.750% 11/24/08	500,000,000	500,000,000
2.790% 10/14/08	619,000,000	619,000,000
Chase Bank USA
2.730% 11/17/08	1,450,000,000	1,450,000,000
DEPFA Bank PLC NY
2.790% 09/15/08	737,825,000	737,825,000

	Par ($)	Value ($)
Fortis Bank NY
2.700% 09/09/08	710,000,000	710,000,000
2.820% 11/12/08	387,400,000	387,400,000
Lloyds TSB Bank PLC NY
2.660% 10/15/08	200,000,000	200,000,000
2.720% 11/26/08	536,000,000	536,000,000
Natixis NY
2.780% 09/09/08	250,000,000	250,000,000
2.790% 10/09/08	850,000,000	850,000,000
Rabobank Nederland NV NY
2.715% 11/26/08	673,000,000	673,000,000
Royal Bank of Canada NY
2.523% 11/07/08 (c)	40,000,000	40,000,000
Royal Bank of Scotland PLC NY
2.750% 10/15/08	800,000,000	800,000,000
2.790% 11/06/08	225,000,000	225,000,000
2.800% 11/14/08	692,350,000	692,350,000
Societe Generale NY
2.820% 11/19/08	520,000,000	520,000,000
2.850% 10/08/08	675,000,000	675,000,000
UBS AG/Stamford Branch
2.700% 09/10/08	460,000,000	460,000,000
2.775% 09/12/08	695,295,000	695,295,000
Total Certificates of Deposit (cost of $13,630,870,000)		13,630,870,000
Funding Agreements – 2.5%
Genworth Life Insurance Co.
2.613% 12/05/08 (c)	25,000,000	25,000,000
Jackson National Life Global Funding
2.522% 09/23/08 (a)(c)	300,000,000	300,000,000
Metropolitan Life Insurance Co.
2.951% 11/13/08 (c)	50,000,000	50,000,000
New York Life Insurance
2.741% 10/01/08 (c)	250,000,000	250,000,000
Transamerica Occidental Life Insurance Co.
2.280% 11/28/08 (c)	125,000,000	125,000,000
2.554% 12/01/08 (c)	300,000,000	300,000,000
2.700% 11/28/08 (c)	117,000,000	117,000,000
2.924% 11/28/08 (c)	20,000,000	20,000,000
2.948% 11/28/08 (c)	100,000,000	100,000,000
Total Funding Agreements (cost of $1,287,000,000)		1,287,000,000

See Accompanying Notes to Financial Statements.

6

Columbia Cash Reserves

August 31, 2008

Municipal Bonds – 2.3%
	Par ($)	Value ($)
California – 0.0%
CA Educational Facilities Authority
University of Judaism,
Series 1998 B, LOC: Allied Irish Bank 3.020% 12/01/28 (d)	5,700,000	5,700,000
California Total		5,700,000
Florida – 2.3%
FL Hurricane Catastrophe Fund
Series 2006 B,
2.687% 03/15/09 (c)	1,154,250,000	1,154,249,494
Florida Total		1,154,249,494
Georgia – 0.0%
GA Columbus Development Authority
Woodmont Properties,
Series 2004, LOC: Columbia Bank & Trust 2.840% 12/01/24 (d)	6,325,000	6,325,000
GA Talbot County Development Authority Industrial Development Revenue
Junction City Mining Co.,
Series 2000, LOC: Wachovia Bank N.A. 3.260% 03/01/13 (d)	8,165,000	8,165,000
Georgia Total		14,490,000
Kentucky – 0.0%
KY Covington Industrial Building Revenue
Series 2004,
LOC: Fifth Third Bank 3.350% 10/01/27 (d)	110,000	110,000
Kentucky Total		110,000
Maryland – 0.0%
MD Health & Higher Educational Facilities Authority
Glen Meadows Retirement Community,
Series 1999 B, LOC: Wachovia Bank N.A. 2.720% 07/01/29 (d)	11,005,000	11,005,000
Maryland Total		11,005,000

	Par ($)	Value ($)
Mississippi – 0.0%
MS Business Finance Corp.
Telepak, Inc.,
Series 2000, LOC: First Union National Bank 2.720% 09/01/15 (d)	15,000,000	15,000,000
Mississippi Total		15,000,000
North Carolina – 0.0%
NC Downtown Renaissance, Inc.
Imperial Centre Partners LP,
Series 2004, LOC: RBC Centura Bank 2.750% 02/01/25 (d)	5,610,000	5,610,000
North Carolina Total		5,610,000
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia 2.720% 09/01/37 (d)	320,000	320,000
Wisconsin Total		320,000
Total Municipal Bonds (cost of $1,206,484,494)		1,206,484,494
Time Deposit – 2.1%
Societe Generale
1.875% 09/02/08	500,000,000	500,000,000
SunTrust Bank
1.938% 09/02/08	554,779,000	554,779,000
Total Time Deposit (cost of $1,054,779,000)		1,054,779,000
Repurchase Agreements – 7.5%
Repurchase agreement with Barclays Capital, dated 08/29/08, due 09/02/08, at 2.275%, collateralized by asset-backed securities with various maturities to 07/25/52, market value $889,475,040 (repurchase proceeds $863,786,291)	863,568,000	863,568,000

See Accompanying Notes to Financial Statements.

7

Columbia Cash Reserves

August 31, 2008

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 08/29/08, due 09/02/08, at 2.270%, collateralized by corporate bonds with various maturities to 04/01/36, market value $824,000,001 (repurchase proceeds $800,201,778)	800,000,000	800,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/29/08, due 09/02/08, at 2.500%, collateralized by corporate bonds with various maturities to 10/01/41, market value $515,002,235 (repurchase proceeds $500,136,111)	500,000,000	500,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/29/08, due 09/02/08, at 2.240%, collateralized by corporate bonds and asset-backed securities with various maturities to 10/30/45, market value $381,100,001 (repurchase proceeds $370,023,022)	370,000,000	370,000,000
Repurchase agreement with Greenwich Capital, dated 08/29/08, due 09/02/08, at 2.275%, collateralized by corporate bonds and asset-backed securities with various maturities to 03/17/51, market value $414,247,230 (repurchase proceeds $400,101,111)	400,000,000	400,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/29/08, due 09/02/08, at 2.275%, collateralized by corporate bonds with various maturities to 04/30/38, market value $927,002,910 (repurchase proceeds $900,227,500)	900,000,000	900,000,000
Total Repurchase Agreements (cost of $3,833,568,000)		3,833,568,000

Other – 0.2%
	Par ($)	Value ($)
Capital Support Agreement with Affiliate (l)	—	77,400,000
Total Investments – 100.1% (cost of $51,509,915,896) (n)		51,344,705,311
Other Assets & Liabilities, Net – (0.1)%		(70,642,464)
Net Assets – 100.0%		51,274,062,847

Notes to Investment Portfolio:

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $20,430,432,854, which represents 39.8% of net assets.

Security	Acquisition Date	Acquisition Cost
Axon Financial Funding LLC 2.080% 05/02/08	04/23/07	$150,000,000
2.453% 06/02/08	05/18/07	100,000,000
Victoria Finance LLC 2.065% 04/11/08	03/13/07	100,000,000
2.065% 04/15/08	03/20/07	100,000,000
2.070% 03/25/08	03/08/07	100,000,000
2.472% 08/22/08	08/27/07	200,000,000
2.760% 07/28/08	07/18/07	100,000,000
Whistlejacket Capital Ltd. 2.060% 04/24/08	04/18/07	147,500,000
2.060% 06/09/08	05/29/07	100,000,000
		$1,097,500,000

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008. These obligations have long dated final maturities, however their effective maturity is within 397 days in accordance with their demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year.

(d)  Variable rate obligations have long dated final maturities, however their effective maturity is within 397 days in accordance with their demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2008.

(e)  Security is in default and is a covered security under the Capital Support Agreement.

(f)  Security issued by a structured investment vehicle.

(g)  Represents fair value as determined in good faith under procedures adopted by the Board of Trustees.

(h)  Security is a covered security under the Capital Support Agreement.

(i)  Security received in exchange for security of Ottimo Funding Ltd. on November 2, 2007.

(j)  Security received in exchange for security of Thornburg Mortgage Capital Resources, LLC on May 14, 2008.

(k)  The issuer filed for bankruptcy protection under Chapter 11 on September 15, 2008. As a result of this bankruptcy, income is no longer being accrued on this security.

(l)  See Note 3.

(m)  Columbia Management Advisors, LLC was informed on October 28, 2008 that noteholders have voted in favor of extending the maturity date of this security to October 29, 2009.

(n)  Cost for federal income tax purposes is $51,509,915,896.

Acronym	Name
LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia Cash Reserves
August 31, 2008

		($)
Assets	Total investments, at cost	51,509,915,896
	Investment securities, at value	51,267,305,311
	Capital Support Agreement, at value (See Note 3)	77,400,000
	Total investments, at value	51,344,705,311
	Receivable for:
	Investments sold	401,500,000
	Fund shares sold	1,776,927
	Interest	123,300,045
	Trustees' deferred compensation plan	271,362
	Other assets	171,317
	Total Assets	51,871,724,962
Liabilities	Payable to custodian bank	404,360,645
	Payable for:
	Investments purchased	131,397,221
	Fund shares repurchased	5,917,204
	Distributions	31,975,923
	Investment advisory fee	7,053,685
	Administration fee	1,734,105
	Transfer agent fee	302,415
	Pricing and bookkeeping fees	25,883
	Trustees' fees	266,165
	Custody fee	95,987
	Distribution and service fees	12,939,456
	Chief compliance officer expenses	2,500
	Trustees' deferred compensation plan	271,362
	Other liabilities	1,319,564
	Total Liabilities	597,662,115
	Net Assets	51,274,062,847
Net Assets Consist of	Paid-in capital	51,493,953,867
	Overdistributed net investment income	(287,073)
	Accumulated net realized loss	(54,393,362)
	Unrealized loss on investments, net of Capital Support Agreement (See Note 3)	(165,210,585)
	Net Assets	51,274,062,847

See Accompanying Notes to Financial Statements.
9

Statement of Assets and Liabilities (continued) – Columbia Cash Reserves
August 31, 2008

Capital Class Shares	Net assets	$10,543,052,080
	Shares outstanding	10,588,154,418
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,721,465,543
	Shares outstanding	1,728,829,836
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$811,513,144
	Shares outstanding	814,984,733
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$13,868,349,957
	Shares outstanding	13,927,677,655
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$696,449,498
	Shares outstanding	699,428,854
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$17,730,933,058
	Shares outstanding	17,806,784,577
	Net asset value per share	$1.00
Class A Shares	Net assets	$692,141,659
	Shares outstanding	695,102,586
	Net asset value per share	$1.00
Class B Shares	Net assets	$47,315,447
	Shares outstanding	47,517,859
	Net asset value per share	$1.00
Class C Shares	Net assets	$16,014,775
	Shares outstanding	16,083,285
	Net asset value per share	$1.00
Class Z Shares	Net assets	$674,439,833
	Shares outstanding	677,325,033
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$4,450,312,810
	Shares outstanding	4,469,350,894
	Net asset value per share	$1.00
Marsico Shares	Net assets	$22,075,043
	Shares outstanding	22,169,478
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
10

Statement of Operations – Columbia Cash Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	2,310,000,684
Expenses	Investment advisory fee	88,024,235
	Administration fee	54,813,433
	Distribution fee:
	Investor Class Shares	1,006,741
	Daily Class Shares	66,184,187
	Class A Shares	547,296
	Class B Shares	355,753
	Class C Shares	96,747
	Shareholder servicing and administration fees:
	Trust Class Shares	2,297,005
	Liquidity Class Shares	2,413,333
	Adviser Class Shares	42,152,548
	Investor Class Shares	2,516,852
	Daily Class Shares	47,274,419
	Class A Shares	1,915,536
	Class B Shares	166,018
	Class C Shares	45,148
	Institutional Class Shares	2,343,717
	Marsico Shares	57,580
	Transfer agent fee	1,250,398
	Pricing and bookkeeping fees	205,255
	Trustees' fees	25,038
	Custody fee	733,914
	Chief compliance officer expenses	15,000
	Other expenses	3,924,899
	Total Expenses	318,365,052
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(31,484,601)
	Fees waived by shareholder service provider—Liquidity Class Shares	(965,333)
	Expense reductions	(141,925)
	Net Expenses	285,773,193
	Net Investment Income	2,024,227,491
Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(208,258,822)
	Reimbursement by investment advisor for realized loss (See Note 5)	173,315,488
	Net realized loss	(34,943,334)
	Change in unrealized appreciation on Capital Support Agreement (See Note 3)	77,400,000
	Change in unrealized depreciation on investments	(242,610,585)
	Net Loss	(200,153,919)
	Net Increase Resulting from Operations	1,824,073,572

See Accompanying Notes to Financial Statements.
11

Statement of Changes in Net Assets – Columbia Cash Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($)(a)(b)
Operations	Net investment income	2,024,227,491	3,033,390,682
	Net realized loss on investments	(34,943,334)	(526,952)
	Change in unrealized appreciation on Capital Support Agreement (See Note 3)	77,400,000	—
	Change in unrealized depreciation on investments	(242,610,585)	—
	Net Increase Resulting from Operations	1,824,073,572	3,032,863,730
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(430,559,901)	(672,983,569)
	Trust Class Shares	(85,408,318)	(149,264,144)
	Liquidity Class Shares	(35,125,969)	(54,182,108)
	Adviser Class Shares	(591,253,019)	(834,882,041)
	Investor Class Shares	(34,496,479)	(70,165,280)
	Market Class Shares	—	(228,308)
	Daily Class Shares	(581,570,093)	(866,877,286)
	Class A Shares	(16,601,043)	(15,763,501)
	Class B Shares	(1,204,268)	(2,002,170)
	Class C Shares	(300,457)	(248,120)
	Class Z Shares	(25,627,939)	(36,699,169)
	Institutional Class Shares	(222,004,929)	(329,525,525)
	Marsico Shares	(518,491)	(569,462)
	Total Distributions to Shareholders	(2,024,670,906)	(3,033,390,683)
	Net Capital Share Transactions	(14,117,088,586)	1,695,880,598
	Total Increase (Decrease) in Net Assets	(14,317,685,920)	1,695,353,645
Net Assets	Beginning of period	65,591,748,767	63,896,395,122
	End of period	51,274,062,847	65,591,748,767
	Undistributed (overdistributed) net investment income at end of period	(287,073)	307,880

(a)  Market Class shares reflects activity for the period September 1, 2006 through May 30, 2007.

(b)  On May 30, 2007 Market Class shares were exchanged for Class A shares.

See Accompanying Notes to Financial Statements.
12

Statement of Changes in Net Assets – Columbia Cash Reserves

	Year Ended August 31,
	2008		2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Stock Activity
Capital Class Shares
Subscriptions	54,830,494,305	54,830,494,305	78,936,655,003	78,936,655,003
Proceeds received in connection with merger	2,459,913,083	2,459,591,802	—	—
Distributions reinvested	279,327,694	279,327,694	408,751,026	408,751,026
Redemptions	(60,980,068,382)	(60,980,068,382)	(82,261,243,709)	(82,261,243,709)
Net decrease	(3,410,333,300)	(3,410,654,581)	(2,915,837,680)	(2,915,837,680)
Trust Class Shares
Subscriptions	2,459,787,641	2,459,787,641	3,622,926,505	3,622,926,505
Distributions reinvested	2,102,529	2,102,529	3,433,060	3,433,060
Redemptions	(3,471,359,797)	(3,471,359,797)	(4,787,108,402)	(4,787,108,402)
Net decrease	(1,009,469,627)	(1,009,469,627)	(1,160,748,837)	(1,160,748,837)
Liquidity Class Shares
Subscriptions	4,842,653,451	4,842,653,451	5,470,314,467	5,470,314,467
Proceeds received in connection with merger	11,108	11,106	—	—
Distributions reinvested	31,319,692	31,319,692	46,047,527	46,047,527
Redemptions	(5,279,833,751)	(5,279,833,751)	(5,545,748,449)	(5,545,748,449)
Net decrease	(405,849,500)	(405,849,502)	(29,386,455)	(29,386,455)
Adviser Class Shares
Subscriptions	38,387,633,785	38,387,633,785	43,698,115,169	43,698,115,169
Proceeds received in connection with merger	97,929,993	97,912,481	—	—
Distributions reinvested	119,023,220	119,023,220	178,013,390	178,013,390
Redemptions	(43,038,585,704)	(43,038,585,704)	(41,334,257,792)	(41,334,257,792)
Net increase (decrease)	(4,433,998,706)	(4,434,016,218)	2,541,870,767	2,541,870,767
Investor Class Shares
Subscriptions	1,996,872,360	1,996,872,360	3,185,241,660	3,185,241,660
Distributions reinvested	29,704,108	29,704,108	58,726,128	58,726,128
Redemptions	(2,440,036,822)	(2,440,036,822)	(3,539,023,673)	(3,539,023,673)
Net decrease	(413,460,354)	(413,460,354)	(295,055,885)	(295,055,885)
Market Class Shares
Subscriptions	—	—	5,004,167	5,004,168
Distributions reinvested	—	—	181,748	181,748
Redemptions	—	—	(10,282,918)	(10,282,918)
Net decrease	—	—	(5,097,003)	(5,097,002)
Daily Class Shares
Subscriptions	9,020,342,768	9,020,342,768	10,831,697,844	10,831,697,844
Distributions reinvested	581,426,051	581,426,051	866,857,867	866,857,867
Redemptions	(11,879,424,599)	(11,879,424,599)	(9,020,050,369)	(9,020,050,369)
Net increase (decrease)	(2,277,655,780)	(2,277,655,780)	2,678,505,342	2,678,505,342

See Accompanying Notes to Financial Statements.
13

Statement of Changes in Net Assets (continued) – Columbia Cash Reserves

	Year Ended August 31,
	2008		2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class A Shares
Subscriptions	1,075,878,884	1,075,878,884	757,876,404	757,876,404
Distributions reinvested	16,323,436	16,323,436	15,555,987	15,555,987
Redemptions	(789,247,258)	(789,247,258)	(697,292,217)	(697,292,217)
Net increase	302,955,062	302,955,062	76,140,174	76,140,174
Class B Shares
Subscriptions	35,484,337	35,484,337	26,472,358	26,472,358
Distributions reinvested	1,048,667	1,048,667	1,759,049	1,759,049
Redemptions	(40,099,052)	(40,099,064)	(34,121,962)	(34,121,973)
Net decrease	(3,566,048)	(3,566,060)	(5,890,555)	(5,890,566)
Class C Shares
Subscriptions	26,336,862	26,336,862	11,528,663	11,528,663
Distributions reinvested	271,603	271,603	212,161	212,161
Redemptions	(18,808,365)	(18,808,365)	(9,210,836)	(9,210,836)
Net increase	7,800,100	7,800,100	2,529,988	2,529,988
Class Z Shares
Subscriptions	261,902,413	261,902,413	310,385,408	310,385,408
Distributions reinvested	24,896,487	24,896,487	35,449,864	35,449,864
Redemptions	(317,741,874)	(317,741,874)	(367,907,354)	(367,907,354)
Net decrease	(30,942,974)	(30,942,974)	(22,072,082)	(22,072,082)
Institutional Class Shares
Subscriptions	16,317,340,780	16,317,340,780	24,148,539,893	24,148,539,893
Proceeds received in connection with merger	217,635,281	217,600,515	—	—
Distributions reinvested	200,732,058	200,732,058	296,732,236	296,732,236
Redemptions	(19,187,123,332)	(19,187,123,332)	(23,616,063,642)	(23,616,063,642)
Net increase (decrease)	(2,451,415,213)	(2,451,449,979)	829,208,487	829,208,487
Marisco Shares
Subscriptions	17,607,797	17,607,797	8,303,679	8,303,679
Distributions reinvested	518,366	518,366	569,441	569,441
Redemptions	(8,904,836)	(8,904,836)	(7,158,773)	(7,158,773)
Net increase	9,221,327	9,221,327	1,714,347	1,714,347

(a)  Market Class shares reflects the activity for the period September 1, 2006 through May 30, 2007.

(b)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

See Accompanying Notes to Financial Statements.
14

Statement of Cash Flows – Columbia Cash Reserves
For the Year Ended August 31, 2008

Increase (Decrease) in Cash		($)
Cash Flows from Operating Activities:	Change in net assets resulting from operations	1,824,073,572
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:	Increase in other assets	(171,317)
	Net sales of short-term investment securities	17,003,219,648
	Decrease in income receivable	253,305,981
	Unrealized appreciation on Capital Support Agreement from affiliate	(77,400,000)
	Decrease in payable for accrued expenses	(3,023,802)
	Increase in receivable for investments sold	(400,765,414)
	Increase in payable for investments purchased	131,397,221
	Decrease in payable to advisor	(1,102,052)
	Increase in payable to custodian	404,360,645
	Net realized loss on investments	34,943,334
	Net accretion of discount	(451,093,947)
	Unrealized depreciation on investments	242,610,585
	Net Cash Provided by Operating Activities	18,960,354,454
Cash Flows from Financing Activities:	Proceeds from sale of shares	129,289,972,100
	Cash distributions paid	(798,834,336)
	Payment for shares redeemed	(147,451,492,463)
	Net Cash Used in Financing Activities	(18,960,354,699)
	Net Decrease in Cash	(245)
Cash:	Cash at beginning of period	245
	Cash at end of period	—

See Accompanying Notes to Financial Statements.
15

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Capital Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.04	0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from investment operations	0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.72	%(e)	5.30%	2.08	%(f)	3.62%	1.59%	1.01%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.20%		0.20%	0.20	%(h)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	3.76%		5.17%	4.91	%(h)	3.58%	1.53%	1.01%
Net assets, end of period (000's)	$10,543,052		$13,992,967	$16,908,924		$17,884,676	$18,286,171	$24,767,958

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.73%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
16

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Trust Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from investment operations	0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.62	%(e)	5.19%	2.04	%(f)	3.52%	1.49%	0.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.30%		0.30%	0.30	%(h)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	3.72%		5.07%	4.83	%(h)	3.48%	1.47%	0.91%
Net assets, end of period (000's)	$1,721,466		$2,737,087	$3,897,869		$3,711,063	$3,456,700	$4,080,552

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.63%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
17

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from investment operations	0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.57	%(e)	5.14%	2.02	%(f)	3.46%	1.44%	0.86%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.35%		0.35%	0.35	%(h)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%	0.16	%(h)	0.17%	0.17%	0.64%
Net investment income (g)	3.64%		5.02%	4.77	%(h)	3.40%	1.39%	0.86%
Net assets, end of period (000's)	$811,513		$1,220,566	$1,249,962		$1,041,913	$1,206,319	$1,343,416

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.58%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h) Annualized.

See Accompanying Notes to Financial Statements.
18

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from investment operations	0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.46	%(e)	5.04%	1.97	%(f)	3.36%	1.34%	0.76%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.45%		0.45%	0.45	%(h)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	3.51%		4.92%	4.68	%(h)	3.36%	1.33%	0.76%
Net assets, end of period (000's)	$13,868,350		$18,357,646	$15,815,912		$14,216,339	$11,085,234	$12,093,316

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.47%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
19

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Investor Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from investment operations	0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.36	%(e)	4.93%	1.93	%(f)	3.26%	1.23%	0.66%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.55%		0.55%	0.55	%(h)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	3.43%		4.82%	4.57	%(h)	3.18%	1.18%	0.66%
Net assets, end of period (000's)	$696,449		$1,111,861	$1,406,932		$1,659,521	$1,814,403	$2,321,369

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.37%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
20

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Daily Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.05	0.02		0.03	0.01	— (b)
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from investment operations	0.03		0.05	0.02		0.03	0.01	— (b)
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	— (b)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.10	%(e)	4.67%	1.82	%(f)	3.00%	0.98%	0.40%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.80%		0.80%	0.80	%(h)	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	3.07%		4.57%	4.32	%(h)	3.07%	1.00%	0.41%
Net assets, end of period (000's)	$17,730,933		$20,080,558	$17,402,205		$16,936,455	$9,560,013	$8,746,651

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.12%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
21

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Class A Shares	2008		2007 (a)	2006 (b)		2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	—		—	—	—
Total from investment operations	0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	3.26	%(g)(k)	4.83%	1.89	%(h)	3.15%	1.13%	0.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.65%		0.65%	0.65	%(j)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(j)	0.07%	0.07%	0.06%
Net investment income (i)	3.03	%(k)	4.73%	4.49	%(j)	3.11%	1.10%	0.56%
Net assets, end of period (000's)	$692,142		$391,997	$315,859		$251,431	$256,503	$285,257

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A shares were renamed Class A shares.

(d)  Rounds to less than $0.01 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.27%.

(h)  Not annualized.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Annualized.

(k)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.
22

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Class B Shares	2008		2007	2006 (a)		2006 (b)	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.04	0.02		0.02	0.01	— (c)
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	—		—	—	—
Total from investment operations	0.03		0.04	0.02		0.02	0.01	— (c)
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.04)	(0.02)		(0.02)	(0.01)	— (c)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	2.58	%(f)	4.15%	1.61	%(g)	2.49%	0.60%	0.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	1.30%		1.30%	1.30	%(i)	1.30%	1.16%	0.97%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(i)	0.07%	0.21%	0.39%
Net investment income (h)	2.54%		4.08%	3.83	%(i)	2.73%	0.56%	0.24%
Net assets, end of period (000's)	$47,315		$51,015	$56,906		$57,242	$22,076	$30,554

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor B shares were renamed Class B Shares.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 1.60%.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
23

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Class C Shares	2008		2007	2006 (a)		2006 (b)	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.04	0.02		0.02	0.01	— (c)
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	—		—	—	—
Total from investment operations	0.03		0.04	0.02		0.02	0.01	— (c)
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.04)	(0.02)		(0.02)	(0.01)	— (c)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	2.58	%(f)(j)	4.18%	1.61	%(g)	2.49%	0.60%	0.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	1.30%		1.30%	1.30	%(i)	1.30%	1.18%	0.98%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(i)	0.07%	0.19%	0.38%
Net investment income (h)	2.33	%(j)	4.08%	3.87	%(i)	2.59%	0.55%	0.23%
Net assets, end of period (000's)	$16,015		$8,282	$5,752		$2,915	$1,543	$1,508

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  On August 22, 2005, the Fund's Investor C shares were renamed Class C Shares.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 1.60%.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.
24

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Period Ended Year Ended August 31,			Period Ended August 31,		March 31,
Class Z Shares	2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	—		—
Total from investment operations	0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	3.72	%(f)	5.30%	2.08	%(g)	1.57	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.20%		0.20%	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.05%		0.06%	0.06	%(i)	0.07	%(i)
Net investment income (h)	3.67%		5.18%	4.92	%(i)	4.29	%(i)
Net assets, end of period (000's)	$674,440		$707,426	$729,504		$753,395

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z shares commenced operations on November 18, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.73%.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.
25

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.04	0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from investment operations	0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.68	%(e)	5.25%	2.06	%(f)	3.58%	1.55%	0.97%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.24%		0.24%	0.24	%(h)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	3.79%		5.13%	4.88	%(h)	3.55%	1.52%	0.97%
Net assets, end of period (000's)	$4,450,313		$6,919,396	$6,090,241		$5,988,544	$4,869,930	$5,350,799

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.69%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.
26

Financial Highlights – Columbia Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period
				Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Marsico Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from investment operations	0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.36	%(e)(i)	4.93%	1.93	%(f)	3.26%	1.23%	0.66%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.55%		0.55%	0.55	%(h)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	3.15	%(i)	4.82%	4.58	%(h)	3.19%	1.19%	0.66%
Net assets, end of period (000's)	$22,075		$12,947	$11,232		$10,385	$11,005	$13,944

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return would have been 2.37%.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.
27

Notes to Financial Statements – Columbia Cash Reserves
August 31, 2008

Note 1. Organization

Columbia Cash Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purposes of financial statement presentation and determination of the Fund's market-based net asset value per share, securities covered by the Capital Support Agreement are valued at fair value (see Note 3). The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities-an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives

28

Columbia Cash Reserves

August 31, 2008

delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions of net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor's, Prime-1 from Moody's Investors Service, Inc. and F-1+ from Fitch Ratings. BOA's short-term credit ratings satisfy the ratings requirements for first tier securities ("First Tier Securities") as defined in paragraph (a)(12) of Rule 2a-7 under the 1940 Act.

The Fund's objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement establishes the basis for the

29

Columbia Cash Reserves

August 31, 2008

Support Provider to make a capital contribution to the Fund in order to prevent realized losses from the disposition of certain covered securities causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $102 million (the "Maximum Contribution Amount") for the Fund as of August 31, 2008. The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of August 31, 2008, Columbia Cash Reserves included a potential future contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities or (ii) on the business day immediately prior to December 13, 2008; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider's obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) December 13, 2008, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 2.080% 05/02/08	$150,000,000	$150,000,000	$108,000,000
Axon Financial Funding LLC, 2.453% 06/02/08	100,000,000	100,000,000	72,000,000
Issuer Entity LLC, 2.616% 10/30/08	48,482,575	46,010,440	22,306,833
Victoria Finance LLC, 2.065% 04/11/08	100,000,000	100,000,000	78,000,000
Victoria Finance LLC, 2.065% 04/15/08	100,000,000	100,000,000	78,000,000
Victoria Finance LLC, 2.070% 03/25/08	100,000,000	100,000,000	78,000,000
Victoria Finance LLC, 2.472% 08/22/08	200,000,000	200,000,000	156,000,000
Victoria Finance LLC, 2.760% 07/28/08	100,000,000	100,000,000	78,000,000
Whistlejacket Capital Ltd., 2.060% 04/24/08	147,500,000	147,500,000	139,358,000
Whistlejacket Capital Ltd., 2.060% 06/09/08	100,000,000	100,000,000	94,480,000
Wickersham Entity LLC, 2.666% 05/14/09	163,502,309	132,902,309	129,657,331

At the end of the reporting period, management estimated the fair value of the Agreement to be $77,400,000 (See Notes 9 and 12).

30

Columbia Cash Reserves

August 31, 2008

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2008, permanent book and tax basis differences resulting primarily from differing treatments for net expired capital loss carryforward and acquired post-October loss deferrals were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(151,538)	$(2,887,481)	$3,039,019

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from	2008	2007
Ordinary Income*	$2,024,670,906	$3,033,390,683
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary	Undistributed Long-term	Net Unrealized
Income	Capital Gains	Depreciation
$30,716,192	$—	$(165,210,585)

Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$77,400,000
Unrealized depreciation	(242,610,585)
Net unrealized depreciation	$(165,210,585)

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$1,212,945
2012	1,218,785
2013	2,696,673
2014	10,918,073
2015	91,495
2016	485,341
Total	$16,623,312

Of the capital loss carryforwards attributable to the Fund, $11,169,611 ($2,920 of which will expire on August 31, 2012, $157,123 of which will expire on August 31, 2013, $10,918,073 of which will expire on August 31, 2014 and $91,495 of which will expire on August 31, 2015) was acquired from the merger with Columbia Prime Reserves.

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2008, post-October capital losses of $38,618,789 attributed to security transactions were deferred to September 1, 2008.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the

31

Columbia Cash Reserves

August 31, 2008

applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net asset of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

32

Columbia Cash Reserves

August 31, 2008

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $4,297.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses by $68,376.

Distribution and Shareholder Servicing Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Institutional Class and Marsico shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder

33

Columbia Cash Reserves

August 31, 2008

administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Class B Shares	0.75%	0.75%
Class C Shares	0.75%	0.75%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Class B Shares	0.25%	0.25%
Class C Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Marsico Shares	0.25%	0.25%
Administration Plans:
Class A Shares	0.10%	0.10%
Class B Shares	0.10%	0.10%
Class C Shares	0.10%	0.10%
Marsico Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**   To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2011	2010	2009	recovery	ended 8/31/08
$31,484,601	$39,962,152	$16,504,916	$87,951,669	$—

34

Columbia Cash Reserves

August 31, 2008

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" in the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Other Related Party Transaction

On July 15, 2008, an affiliate of Columbia purchased $643,500,000 par value of securities of Cheyne Finance LLC from the Fund at a purchase price equal to amortized cost (a price in excess of the security's then current fair value) plus accrued interest receivable. The excess purchase price over the then current fair value amounted to $173,315,488 and is treated as a reimbursement from Columbia for losses realized on the securities.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $73,549 for the Fund.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 45.9% of the Fund's shares outstanding were beneficially owned by four participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2008, the Fund had one shareholder that held 7.3% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Securities Risks

Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short-term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

35

Columbia Cash Reserves

August 31, 2008

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

Under current market conditions, certain securities owned by the Fund may be deemed to be illiquid. "Illiquid securities" are generally those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of certain securities may result in the Fund incurring greater losses on the sale of some securities than under more stable market conditions.

The current market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund. In the absence of market quotations, Fund securities are valued at their "fair value" under procedures established by the Board of Trustees. Fair values assigned to the investments by Columbia are based upon available information believed to be reliable, which may be affected by conditions in the financial markets. Different market participants may reach different opinions as to the value of any particular security, based on their varying market outlooks, the market information available to them, and the particular circumstances of their funds.

As of August 31, 2008, 2.0% of the securities held by the Fund were valued based on fair values assigned by Columbia ("fair valued securities").

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into

36

Columbia Cash Reserves

August 31, 2008

Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities

37

Columbia Cash Reserves

August 31, 2008

are covered securities under the Capital Support Agreement discussed in Note 3.

On November 2, 2007, the Fund received securities of Issuer Entity LLC in a taxable exchange for securities of Ottimo Funding Ltd. ("Ottimo"). The Ottimo securities were in default. The Issuer Entity LLC securities held by the Fund are covered securities under the Capital Support Agreement discussed in Note 3.

On January 11, 2008, Victoria Finance LLC ("Victoria"), a structured investment vehicle, experienced a mandatory redemption event that resulted in the Victoria medium term notes becoming immediately due and payable. The Victoria notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Victoria notes. The Victoria securities are covered securities under the Capital Support Agreement discussed in Note 3.

On February 11, 2008, Whistlejacket Capital Ltd. ("Whistlejacket"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement discussed in Note 3.

On March 4, 2008, the Thornburg Mortgage Capital Resources LLC ("Thornburg") securities held by the Fund became covered securities under the Capital Support Agreement discussed in Note 3. On April 14, 2008, Thornburg was in payment default due to its failure to pay principal and interest on the Thornburg securities. On May 14, 2008, the Fund received Wickersham Entity LLC securities in exchange for the Thornburg securities. The Wickersham Entity LLC securities are covered securities under the Capital Support Agreement discussed in Note 3.

As of August 31, 2008, the Fund treated the Capital Support Agreement discussed in Note 3 as an asset with a value of $77,400,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the Capital Support Agreement for the period from December 12, 2007 through August 31, 2008 was $191,100,000. This amount exceeds the Maximum Contribution Amount at August 31, 2008, as described in Note 3, due to the purchase of Covered Securities from the Fund, as described under Other Related Party Transaction in Note 5, which reduced the Maximum Contribution Amount.

Note 10. Business Combinations and Mergers

On March 10, 2008 Columbia Prime Reserves, another series of the Trust, merged into Columbia Cash Reserves. Columbia Cash Reserves received a tax-free transfer of assets from Columbia Prime Reserves as follows:

Shares Issued	Net Assets Received
2,775,489,465	$2,775,115,904

Net Assets of Columbia Cash Reserves Prior to Combination	Net Assets of Columbia Prime Reserves Immediately Prior to Combination	Net Assets of Columbia Cash Reserves Immediately After Combination
$58,275,905,564	$2,775,115,904	$61,051,021,468

Note 11. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

38

Columbia Cash Reserves

August 31, 2008

Note 12. Subsequent Events

The United States Department of the Treasury has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On October 1, 2008, the Board of Trustees approved the participation of the Fund in the Program, and the Fund is participating in the Program.

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program is in effect through December 18, 2008, unless extended.

On September 16, 2008, the Lehman Brothers Holdings, Inc. security held by the Fund became a covered security under the Capital Support Agreement discussed in Note 3.

On October 10, 2008, the Capital Support Agreement discussed in Note 3 was amended. The Maximum Contribution Amount was increased to $512 million.

As of October 29, 2008, the Fund treated the Capital Support Agreement as an asset with a value of $489,400,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the Capital Support Agreement for the period September 1, 2008 through October 29, 2008 was $502,700,000.

39

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and cash flows and the financial highlights present fairly, in all material respects, the financial position of Columbia Cash Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

40

Federal Income Tax Information (Unaudited) – Columbia Cash Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

41

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address And Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director-Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President-Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer-Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer-ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman-Conseco, Inc. (insurance) from September 2004 through current. Oversees 67. Director-Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67; President and Director-Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director-Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman-Franklin Portfolio Associates (investing-Mellon affiliate), 1982 through 2007; Trustee and Chairman-Research Foundation of CFA Institute; Director-MIT Investment Company; Trustee-MIT 401k Plan

42

Fund Governance (continued)

Independent Trustees (continued)

Name, Address And Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor-McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer-Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President-Micco Corporation and Mickel Investment Group. Oversees 67. Board Member-Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Portfolios and is available, without charge, upon request by calling 1-800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President-Columbia Funds, since October 2004; Managing Director-Columbia Management Advisors, LLC, since September 2005; Senior Vice President-Columbia Management Distributors, Inc., since January 2005; Director-Columbia Management Services, Inc., since January 2005; Director-Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director-FIM Funding, Inc., since January 2005; President and Chief Executive Officer-CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

43

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer-Columbia Funds, from October 2003 to May 2008; Treasurer-the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President-Columbia Management Advisors, LLC, from April 2003 to December 2004; President-Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer-Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004-Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting of the Advisor from April 2002 to October 2004.

44

Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Cash Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

45

Columbia Management®

Columbia Cash Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2007 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/156030-0808 (10/08) 08/61088

Columbia Management®

Annual Report

August 31, 2008

Columbia Treasury Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	11

Notes to Financial Statements	19

Report of Independent Registered Public Accounting Firm	27

Federal Income Tax Information	28

Fund Governance	29

Important Information About This Report	33

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■  Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■  News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■  Monthly and quarterly performance information.

■  Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■  Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■  Mutual fund account details with balances, dividend and transaction information

■  Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■  On-line transactions including purchases, exchanges and redemptions

■  Account maintenance for updating your address and dividend payment options

■  Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,009.30	1,024.13	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,008.80	1,023.63	1.51	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,008.60	1,023.38	1.77	1.78	0.35
Adviser Class Shares	1,000.00	1,000.00	1,007.99	1,022.87	2.27	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,007.59	1,022.37	2.78	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,006.28	1,021.17	3.98	4.01	0.79
Class A Shares	1,000.00	1,000.00	1,007.09	1,021.92	3.23	3.25	0.64
Institutional Class Shares	1,000.00	1,000.00	1,009.10	1,023.93	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Treasury Reserves

August 31, 2008

Repurchase Agreements – 100.1%
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 08/29/08, due 09/02/08, at 2.000%, collateralized by U.S. Treasury Obligations with various maturities to 07/15/15, market value $2,346,000,847 (repurchase proceeds $2,300,511,111)	2,300,000,000	2,300,000,000
Repurchase agreement with Barclays Capital, dated 08/29/08, due 09/02/08, at 2.090%, collateralized by U.S. Government Agency Obligations with various maturities to 08/20/38, market value $1,530,000,001 (repurchase proceeds $1,500,348,333)	1,500,000,000	1,500,000,000
Repurchase agreement with BNP Paribas, dated 08/29/08, due 09/02/08, at 2.000%, collateralized by U.S. Treasury Obligations with various maturities to 04/15/29, market value $5,803,800,025 (repurchase proceeds $5,691,264,444)	5,690,000,000	5,690,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/29/08, due 09/02/08, at 2.100%, collateralized by U.S. Government Agency Obligations with various maturities to 02/15/38, market value $357,002,855 (repurchase proceeds $350,081,667)	350,000,000	350,000,000

	Par ($)	Value ($)
Repurchase agreement with Deutsche Bank Securities, dated 08/29/08, due 09/02/08, at 2.020%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/38, market value $3,714,108,660 (repurchase proceeds $3,642,100,266)	3,641,283,000	3,641,283,000
Repurchase agreement with Deutsche Bank Securities, dated 08/29/08, due 09/02/08, at 2.100%, collateralized by U.S. Government Agency Obligations with various maturities to 08/15/38, market value $918,000,000 (repurchase proceeds $900,210,000)	900,000,000	900,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/29/08, due 09/02/08, at 1.770%, collateralized by U.S. Treasury Obligations with various maturities to 08/15/38, market value $612,000,000 (repurchase proceeds $600,118,000)	600,000,000	600,000,000
Repurchase agreement with Greenwich Capital, dated 08/29/08, due 09/02/08, at 2.000%, collateralized by U.S. Treasury Obligations with various maturities to 02/15/37, market value $1,723,804,528 (repurchase proceeds $1,690,375,556)	1,690,000,000	1,690,000,000

See Accompanying Notes to Financial Statements.

2

Columbia Treasury Reserves

August 31, 2008

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with HSBC Bank USA, dated 08/29/08, due 09/02/08, at 2.000%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/38, market value $1,632,001,038 (repurchase proceeds $1,600,355,556)	1,600,000,000	1,600,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/29/08, due 09/02/08, at 2.000%, collateralized by U.S. Treasury Obligations with various maturities to 08/27/09, market value $1,530,002,157 (repurchase proceeds $1,500,333,333)	1,500,000,000	1,500,000,000
Repurchase agreement with JPMorgan Chase Bank, dated 08/29/08, due 09/02/08, at 2.010%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/21, market value $1,683,000,258 (repurchase proceeds $1,650,368,500)	1,650,000,000	1,650,000,000
Repurchase agreement with Merrill Lynch, dated 08/29/08, due 09/02/08, at 2.030%, collateralized by U.S. Government Agency Obligations with various maturities to 08/15/38, market value $510,001,690 (repurchase proceeds $500,112,778)	500,000,000	500,000,000

	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 08/29/08, due 09/02/08, at 2.020%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/38, market value $2,244,000,041 (repurchase proceeds $2,200,493,778)	2,200,000,000	2,200,000,000
Repurchase agreement with Societe Generale, dated 08/29/08, due 09/02/08, at 2.080%, collateralized by U.S. Government Agency Obligations with various maturities to 07/20/38, market value $2,346,000,000 (repurchase proceeds $2,300,531,556)	2,300,000,000	2,300,000,000
Repurchase agreement with UBS Securities, Inc., dated 08/29/08, due 09/02/08, at 1.625%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/16, market value $91,576,220 (repurchase proceeds $89,793,210)	89,777,000	89,777,000
Repurchase agreement with UBS Securities, Inc., dated 08/29/08, due 09/02/08, at 2.000%, collateralized by U.S. Treasury Obligations with various maturities to 05/15/37, market value $2,040,004,908 (repurchase proceeds $2,000,444,444)	2,000,000,000	2,000,000,000

See Accompanying Notes to Financial Statements.

3

Columbia Treasury Reserves

August 31, 2008

Repurchase Agreements (continued)
Value ($)
Total Repurchase Agreements (cost of $28,511,060,000)	28,511,060,000
Total Investments – 100.1% (cost of $28,511,060,000)(a)	28,511,060,000
Other Assets & Liabilities, Net – (0.1)%	(22,987,215)
Net Assets – 100.0%	28,488,072,785

Notes to Investment Portfolio:

(a) Cost for federal income tax purposes is $28,511,060,000.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – Columbia Treasury Reserves
August 31, 2008

		($)
Assets	Repurchase agreements, at cost approximating value	28,511,060,000
	Cash	919
	Receivable for:
	Fund shares sold	19,987
	Interest	4,786,898
	Trustees' deferred compensation plan	240,528
	Other assets	39,445
	Total Assets	28,516,147,777
Liabilities	Payable for:
	Fund shares repurchased	38,957
	Distributions	19,620,078
	Investment advisory fee	3,514,515
	Administration fee	927,671
	Transfer agent fee	90,023
	Pricing and bookkeeping fees	14,107
	Trustees' fees	189,001
	Custody fee	60,857
	Distribution and service fees	3,239,668
	Chief complaince officer expenses	1,663
	Trustees' deferred compensation plan	240,528
	Other liabilities	137,924
	Total Liabilities	28,074,992
	Net Assets	28,488,072,785
Net Assets Consist of	Paid-in capital	28,490,011,938
	Overdistributed net investment income	(247,200)
	Accumulated net realized loss	(1,691,953)
	Net Assets	28,488,072,785

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – Columbia Treasury Reserves
August 31, 2008 (continued)

Capital Class Shares	Net assets	$11,436,408,112
	Shares outstanding	11,438,074,838
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$964,874,830
	Shares outstanding	965,015,450
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$995,952,017
	Shares outstanding	996,097,166
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$10,424,597,808
	Shares outstanding	10,426,117,075
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$234,962,451
	Shares outstanding	234,996,694
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,159,297,553
	Shares outstanding	1,159,466,507
	Net asset value per share	$1.00
Class A Shares	Net assets	$377,207,336
	Shares outstanding	377,262,310
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,894,772,678
	Shares outstanding	2,895,194,558
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – Columbia Treasury Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	797,919,246
Expenses	Investment advisory fee	40,369,956
	Administration fee	24,921,739
	Distribution fee:
	Investor Class Shares	263,824
	Daily Class Shares	3,775,110
	Class A Shares	480,297
	Shareholder servicing and administration fees:
	Trust Class Shares	900,413
	Liquidity Class Shares	2,231,847
	Adviser Class Shares	24,931,259
	Investor Class Shares	659,560
	Daily Class Shares	2,696,507
	Class A Shares	1,681,039
	Institutional Class Shares	1,136,835
	Transfer agent fee	1,646,255
	Pricing and bookkeeping fees	157,115
	Trustees' fees	54,270
	Custody fee	368,455
	Chief compliance officer expenses	9,798
	Other expenses	699,524
	Total Expenses	106,983,803
	Expenses waived or reimbursed by investment advisor and/or administrator	(14,300,715)
	Expenses waived by the distributor:
	Liquidity Class Shares	(893,139)
	Adviser Class Shares	(36,500)
	Investor Class Shares	(3,750)
	Daily Class Shares	(78,400)
	Class A Shares	(13,980)
	Expense reductions	(106,897)
	Net Expenses	91,550,422
	Net Investment Income	706,368,824
	Net Increase Resulting from Operations	706,368,824

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – Columbia Treasury Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($)(a)(b)
Operations	Net investment income	706,368,824	756,037,345
	Net realized gain on investments	—	416
	Net Increase Resulting from Operations	706,368,824	756,037,761
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(293,834,552)	(143,706,899)
	Trust Class Shares	(23,559,029)	(30,749,627)
	Liquidity Class Shares	(22,561,967)	(27,489,962)
	Adviser Class Shares	(249,041,716)	(410,022,230)
	Investor Class Shares	(6,378,338)	(10,417,006)
	Market Class Shares	—	(584)
	Daily Class Shares	(22,810,944)	(32,349,863)
	Class A Shares	(12,167,078)	(25,864,798)
	Class B Shares	—	(9,746)
	Institutional Class Shares	(76,107,021)	(75,426,630)
	Total Distributions to Shareholders	(706,460,645)	(756,037,345)
	Net Capital Share Transactions	6,697,593,009	8,057,905,625
	Total Increase in Net Assets	6,697,501,188	8,057,906,041
Net Assets	Beginning of period	21,790,571,597	13,732,665,556
	End of period	28,488,072,785	21,790,571,597
	Overdistributed net investment income at end of period	(247,200)	(155,379)

(a) Market Class and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

(b) On May 30, 2007, Market Class Shares were exchanged for Class A shares and Class B shares were redeemed.

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – Columbia Treasury Reserves

	Year Ended August 31, 2008		Year Ended August 31, 2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Stock Activity
Capital Class Shares
Subscriptions	46,506,164,468	46,506,164,468	24,610,879,110	24,610,879,111
Distributions reinvested	221,233,824	221,233,824	102,938,170	102,938,170
Redemptions	(42,622,193,979)	(42,622,193,979)	(19,636,578,702)	(19,636,578,702)
Net Increase	4,105,204,313	4,105,204,313	5,077,238,578	5,077,238,579
Trust Class Shares
Subscriptions	1,261,006,799	1,261,006,799	1,293,565,051	1,293,565,051
Distributions reinvested	95,412	95,412	152,197	152,197
Redemptions	(1,002,635,770)	(1,002,635,770)	(1,340,699,440)	(1,340,699,440)
Net Increase (Decrease)	258,466,441	258,466,441	(46,982,192)	(46,982,192)
Liquidity Class Shares
Subscriptions	4,729,939,661	4,729,939,661	4,307,560,454	4,307,560,454
Distributions reinvested	17,636,055	17,636,055	23,524,328	23,524,328
Redemptions	(4,502,358,828)	(4,502,358,828)	(4,043,440,271)	(4,043,440,272)
Net Increase	245,216,888	245,216,888	287,644,511	287,644,510
Adviser Class Shares
Subscriptions	37,619,961,443	37,619,961,443	32,024,866,676	32,024,866,675
Distributions reinvested	23,986,127	23,986,127	41,424,841	41,424,841
Redemptions	(36,281,122,784)	(36,281,122,784)	(30,529,891,901)	(30,529,891,901)
Net Increase	1,362,824,786	1,362,824,786	1,536,399,616	1,536,399,615
Investor Class Shares
Subscriptions	1,602,253,184	1,602,253,184	1,294,102,070	1,294,102,070
Distributions reinvested	4,490,348	4,490,348	6,956,457	6,956,457
Redemptions	(1,591,877,417)	(1,591,877,417)	(1,261,334,417)	(1,261,334,417)
Net Increase	14,866,115	14,866,115	39,724,110	39,724,110
Market Class Shares
Subscriptions	—	—	39,980	39,980
Distributions reinvested	—	—	443	443
Redemptions	—	—	(51,818)	(51,818)
Net Decrease	—	—	(11,395)	(11,395)
Daily Class Shares
Subscriptions	1,780,163,246	1,780,163,246	1,454,010,592	1,454,010,592
Distributions reinvested	22,806,261	22,806,261	32,332,050	32,332,050
Redemptions	(1,526,029,801)	(1,526,029,801)	(1,252,622,350)	(1,252,622,350)
Net Increase	276,939,706	276,939,706	233,720,292	233,720,292
Class A Shares
Subscriptions	2,130,113,062	2,130,113,062	2,236,020,709	2,236,020,709
Distributions reinvested	370,578	370,578	441,409	441,409
Redemptions	(2,401,825,242)	(2,401,825,242)	(2,182,266,092)	(2,182,266,091)
Net Increase (Decrease)	(271,341,602)	(271,341,602)	54,196,026	54,196,027

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – Columbia Treasury Reserves

	Year Ended August 31, 2008		Year Ended August 31, 2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	—	—	49,802	49,802
Distributions reinvested	—	—	8,700	8,700
Redemptions	—	—	(370,809)	(370,808)
Net Decrease	—	—	(312,307)	(312,306)
Institutional Class Shares
Subscriptions	16,051,106,440	16,051,106,440	8,977,684,657	8,977,684,657
Distributions reinvested	55,434,661	55,434,661	59,723,284	59,723,284
Redemptions	(15,401,124,739)	(15,401,124,739)	(8,161,119,555)	(8,161,119,556)
Net Increase	705,416,362	705,416,362	876,288,386	876,288,385

(a) Market Class and Class B shares reflect activity for the period September 1, 2006 through May 30, 2007.

(b) On May 30, 2007, Market Class Shares were exchanged for Class A shares and Class B shares were redeemed.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0282	0.0503	0.0202		0.0345	0.0144	0.0093
Less Distributions to Shareholders:
From net investment income	(0.0282)	(0.0503)	(0.0202)		(0.0345)	(0.0144)	(0.0093)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.85%	5.14%	2.04	%(d)	3.50%	1.45%	0.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.20%	0.20%	0.20	%(f)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	2.80%	4.98%	4.83	%(f)	3.51%	1.41%	0.94%
Net assets, end of period (000's)	$11,436,408	$7,331,951	$2,254,712		$2,283,858	$1,570,292	$2,120,480

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0272	0.0493	0.0198		0.0335	0.0134	0.0083
Less Distributions to Shareholders:
From net investment income	(0.0272)	(0.0493)	(0.0198)		(0.0335)	(0.0134)	(0.0083)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.75%	5.04%	2.00	%(d)	3.40%	1.35%	0.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.30%	0.30%	0.30	%(f)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	2.62%	4.92%	4.74	%(f)	3.35%	1.31%	0.84%
Net assets, end of period (000's)	$964,875	$706,054	$753,036		$658,693	$656,083	$808,567

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0267		0.0488	0.0196		0.0330	0.0129	0.0078
Less Distributions to Shareholders:
From net investment income	(0.0267)		(0.0488)	(0.0196)		(0.0330)	(0.0129)	(0.0078)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.70	%(g)	4.99%	1.98	%(d)	3.35%	1.30%	0.79%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.35%		0.35%	0.35	%(f)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%	0.16	%(f)	0.16%	0.17%	0.68%
Net investment income (e)	2.53	%(g)	4.86%	4.68	%(f)	3.31%	1.32%	0.79%
Net assets, end of period (000's)	$995,952		$750,842	$463,198		$428,929	$413,480	$347,723

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0257	0.0478	0.0192		0.0320	0.0119	0.0068
Less Distributions to Shareholders:
From net investment income	(0.0257)	(0.0478)	(0.0192)		(0.0320)	(0.0119)	(0.0068)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.60%	4.88%	1.93	%(d)	3.24%	1.20%	0.68%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.45%	0.45%	0.45	%(f)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	2.50%	4.77%	4.58	%(f)	3.30%	1.20%	0.69%
Net assets, end of period (000's)	$10,424,598	$9,062,032	$7,525,633		$7,418,032	$4,608,621	$4,019,140

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0247	0.0468	0.0188		0.0310	0.0109	0.0058
Less Distributions to Shareholders:
From net investment income	(0.0247)	(0.0468)	(0.0188)		(0.0310)	(0.0109)	(0.0058)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.50%	4.78%	1.89	%(d)	3.14%	1.10%	0.58%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.55%	0.55%	0.55	%(f)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	2.42%	4.68%	4.49	%(f)	3.05%	1.02%	0.59%
Net assets, end of period (000's)	$234,962	$219,797	$180,073		$230,999	$368,396	$450,784

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0222	0.0443	0.0177		0.0285	0.0085	0.0033
Less Distributions to Shareholders:
From net investment income	(0.0222)	(0.0443)	(0.0177)		(0.0285)	(0.0085)	(0.0033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.25%	4.52%	1.79	%(d)	2.88%	0.85%	0.33%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.79%	0.80%	0.80	%(f)	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.06%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	2.11%	4.42%	4.24	%(f)	3.06%	0.83%	0.34%
Net assets, end of period (000's)	$1,159,298	$882,296	$648,576		$710,078	$256,064	$291,341

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Class A Shares	2008	2007 (a)	2006 (b)		2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0237	0.0458	0.0184		0.0300	0.0099	0.0048
Less Distributions to Shareholders:
From net investment income	(0.0237)	(0.0458)	(0.0184)		(0.0300)	(0.0099)	(0.0048)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	2.40%	4.67%	1.85	%(f)	3.04%	1.00%	0.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.65%	0.65%	0.65	%(h)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	2.53%	4.57%	4.39	%(h)	3.05%	0.95%	0.49%
Net assets, end of period (000's)	$377,207	$647,929	$593,733		$707,503	$632,569	$702,673

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, the Fund's Investor A Shares were renamed Class A Shares.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Treasury Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0278	0.0499	0.0201		0.0341	0.0140	0.0089
Less Distributions to Shareholders:
From net investment income	(0.0278)	(0.0499)	(0.0201)		(0.0341)	(0.0140)	(0.0089)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.81%	5.10%	2.02	%(d)	3.46%	1.41%	0.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.24%	0.24%	0.24	%(f)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05%	0.06%	0.06	%(f)	0.06%	0.07%	0.06%
Net investment income (e)	2.68%	4.96%	4.81	%(f)	3.51%	1.42%	0.90%
Net assets, end of period (000's)	$2,894,773	$2,189,669	$1,313,381		$1,036,381	$439,022	$498,188

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – Columbia Treasury Reserves
August 31, 2008

Note 1. Organization

Columbia Treasury Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified Fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia has determined are creditworthy. The Fund, through its custodian, generally receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the Fund and the counterparty. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on a Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

19

Columbia Treasury Reserves, August 31, 2008

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions of net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from:	2008	2007
Ordinary Income*	$706,460,645	$756,037,345

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$19,483,858	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains

20

Columbia Treasury Reserves, August 31, 2008

on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2009	$16,507
2010	20,714
2011	7,012
2012	422,339
2013	711,196
2014	514,185
Total	1,691,953

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net asset of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

21

Columbia Treasury Reserves, August 31, 2008

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated $4,297.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

22

Columbia Treasury Reserves, August 31, 2008

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses by $120.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Administration Plans:
Class A Shares	0.10%	0.10%
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following

23

Columbia Treasury Reserves, August 31, 2008

the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Columbia and/or the Distributor have voluntarily agreed to waive fees and/or reimburse the Fund for expenses to the extent necessary to maintain a minimum annualized net yield. Pursuant to this arrangement, for the period from March 19, 2008 to March 20, 2008, the minimum annualized net yield for all classes of the Fund was maintained at 0.25% and for the period from March 21, 2008 to August 31, 2008, it was maintained at 0.10%. This arrangement may be modified or terminated by Columbia and/or the Distributor at any time.

At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2011	2010	2009	recovery	ended 8/31/08
$14,300,715	$9,040,320	$3,256,173	$26,597,208	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of the Fund. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" in the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $106,777 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended

24

Columbia Treasury Reserves, August 31, 2008

for an additional period, after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 78.8% of the Fund's shares outstanding were beneficially owned by four participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2008, the Fund also had one shareholder that held 5.7% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that

25

Columbia Treasury Reserves, August 31, 2008

includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Subsequent Event.

For the period from September 1, 2008 to September 16, 2008, the minimum annualized net yield for all classes of the Fund was maintained at 0.10% and for the period from September 17, 2008 to September 29, 2008, it was maintained at 0.05%. Effective September 30, 2008, the minimum annualized net yield for all classes of the Fund is being maintained at 0.01%. This arrangement may be modified or terminated by Columbia and/or the Distributor at any time.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of Columbia Treasury Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Treasury Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

27

Federal Income Tax Information (Unaudited) – Columbia Treasury Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director-Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired. Oversees 67. President-Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer-Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer-ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman-Conseco, Inc. (insurance) from September 2004 through current. Oversees 67. Director-Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67; President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; Trustee and Chairman—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan

29

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President-Micco Corporation and Mickel Investment Group. Oversees 67. Board Member-Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 1-800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President-Columbia Funds, since October 2004; Managing Director-Columbia Management Advisors, LLC, since September 2005; Senior Vice President-Columbia Management Distributors, Inc., since January 2005; Director-Columbia Management Services, Inc., since January 2005; Director-Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director-FIM Funding, Inc., since January 2005; President and Chief Executive Officer-CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer-Columbia Funds, from October 2003 to May 2008; Treasurer-the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President-Columbia Management Advisors, LLC, from April 2003 to December 2004; President-Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer-Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004-Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting of the Advisor from April 2002 to October 2004.

31

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Treasury Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

33

Columbia Management®

Columbia Treasury Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/156031-08/08 (10/08) 08/61091

Columbia Management®

Annual Report

August 31, 2008

Columbia New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	22

Report of Independent Registered Public Accounting Firm	30

Federal Income Tax Information	31

Fund Governance	32

Important Information About This Report	37

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■   Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■   News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■   Monthly and quarterly performance information.

■   Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■   Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■   Mutual fund account details with balances, dividend and transaction information

■   Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■   On-line transactions including purchases, exchanges and redemptions

■   Account maintenance for updating your address and dividend payment options

■   Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,009.40	1,024.15	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,008.90	1,023.63	1.51	1.53	0.30
Adviser Class Shares	1,000.00	1,000.00	1,008.19	1,022.87	2.27	2.29	0.45
Class A Shares	1,000.00	1,000.00	1,007.19	1,021.87	3.28	3.30	0.65
Daily Class Shares	1,000.00	1,000.00	1,006.38	1,021.11	4.03	4.06	0.80
Institutional Class Shares	1,000.00	1,000.00	1,009.20	1,023.93	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,008.90	1,023.63	1.51	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,009.40	1,024.13	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia New York Tax-Exempt Reserves

August 31, 2008

Municipal Bonds – 97.3%
	Par ($)	Value ($)
New York – 95.6%
NY Albany Industrial Development Agency
Daughters of Sarah Housing Co., Inc.,
Series 2001 A, LOC: KeyBank N.A. 1.880% 03/01/31 (a)	6,615,000	6,615,000
NY Allegany County Industrial Development Agency
Series 2004 A,
LOC: KeyBank N.A. 1.990% 04/01/29 (a)	4,600,000	4,600,000
NY Binghamton City School District
Series 2008,
3.200% 01/16/09	2,700,000	2,704,420
NY BMO Floating Rate Certificates Securities Trust
Series 2008,
LIQ FAC: Bank of Montreal 1.840% 08/01/15 (a)	15,535,000	15,535,000
NY Board of Cooperative Educational Services First Supervisory District Suffolk County
Series 2008,
2.500% 06/26/09	8,500,000	8,544,292
NY Broome County Industrial Development Agency
James Johnston Memorial Nursing Home,
Series 2003, LOC: Bank of New York 1.850% 02/01/29 (a)	1,960,000	1,960,000
NY Chenango County Industrial Development Agency
Grace View Manor Nursing,
Series 2003, LOC: Bank of New York 1.850% 02/01/29 (a)	2,685,000	2,685,000
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc.,
Series 2006, Guarantor: FHLMC 1.830% 05/01/31 (a)	4,305,000	4,305,000
NY Convention Center Operating Corp.
Series 2008,
Insured: BHAC LIQ FAC: Morgan Stanley 2.040% 11/15/44 (a)	26,770,000	26,770,000

	Par ($)	Value ($)
NY Dormitory Authority
1.500% 11/07/08	10,300,000	10,300,000
Series 2005 A-09,
SPA: Bank of New York 1.920% 05/15/31 (a)	17,135,000	17,135,000
Series 2007 A,
LIQ FAC: Citibank N.A. 1.770% 03/15/37 (a)(b)	12,600,000	12,600,000
Series 2008 A1,
LOC: Allied Irish Bank PLC 1.800% 09/01/36 (a)	6,500,000	6,500,000
Series 2008,
LIQ FAC: Morgan Stanley: 1.820% 07/01/46 (a)	4,385,000	4,385,000
1.940% 08/15/31 (a)	50,820,000	50,820,000
1.940% 08/15/31 (a)	9,900,000	9,900,000
Sisters of Charity Hospital,
Series 2006 C, LOC: HSBC Bank USA N.A. 1.810% 07/01/22 (a)	6,200,000	6,200,000
Wanger College,
Series 1998, LOC: JPMorgan Chase Bank 1.750% 07/01/28 (a)	4,845,000	4,845,000
NY Dutchess County Industrial Development Agency
Marist College,
Series 2005 A, LOC: Bank of New York 1.550% 07/01/35 (a)	8,435,000	8,435,000
Series 1999 A,
LOC: Bank of New York 1.550% 07/01/28 (a)	700,000	700,000
Trinity Pawling School Corp.,
Series 2002, LOC: PNC Bank, N.A. 1.790% 10/01/32 (a)	1,800,000	1,800,000
NY East Farmingdale Volunteer Fire Co. Income Revenue
Series 2002,
LOC: Citibank N.A. 1.900% 11/01/22 (a)	4,590,000	4,590,000
NY East Rochester Housing Authority Revenue
Series 2006 A,
LOC: Citizens Bank N.A. 1.780% 12/01/36 (a)	5,900,000	5,900,000
NY Elmira Heights Central School District
Series 2008,
2.750% 07/15/09	7,100,000	7,136,157

See Accompanying Notes to Financial Statements.

2

Columbia New York Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Energy Research & Development Authority
Consolidated Edison Co.:
Series 2005 A-1, LOC: Wachovia Bank N.A. 1.690% 05/01/39 (a)	15,200,000	15,200,000
Series 2005 A2,
LOC: Wachovia Bank N.A. 1.800% 05/01/39 (a)	3,000,000	3,000,000
NY Environmental Facilities Corp.
Series 2003,
SPA: Merrill Lynch Capital Services 1.830% 07/15/33 (a)(b)	11,650,000	11,650,000
Series 2008,
LIQ FAC: JPMorgan Chase Bank 1.840% 12/15/15 (a)	3,750,000	3,750,000
NY Erie County Industrial Development Agency
Orchard Park CCRC, Inc.,
Series 2006 B, LOC: Citizens Bank of Rhode Island 1.720% 11/15/36 (a)	12,000,000	12,000,000
Series 1996,
LOC: KeyBank of New York 1.990% 11/01/16 (a)	615,000	615,000
Series 2008:
Insured: FSA, LIQ FAC: Morgan Stanley 2.070% 05/01/29 (a)	2,000,000	2,000,000
LIQ FAC: Citigroup Financial Products 2.180% 05/01/23 (a)	11,205,000	11,205,000
LOC: KeyBank of New York 1.990% 06/01/22 (a)	3,220,000	3,220,000
LIQ FAC: Morgan Stanley 2.070% 05/01/29 (a)	4,000,000	4,000,000
NY Forest City New Rochelle Revenue Certificates of Trust
FC Washington-Lincoln LLC,
Series 2003 C, LOC: Wachovia Bank N.A. 1.900% 06/01/11 (a)	17,630,000	17,630,000
NY Gloversville City School District
Series 2008,
2.000% 10/31/08	5,215,000	5,221,382

	Par ($)	Value ($)
NY Guilderland Industrial Development Agency
Wildwood Programs, Inc.,
Series 2007 A, LOC: KeyBank N.A. 1.990% 07/01/32 (a)	4,500,000	4,500,000
NY Hempstead Union Free School District
Series 2008,
3.750% 06/12/09	6,320,000	6,394,439
NY Herkimer County Industrial Development Agency
Templeton Foundation,
Series 2000, LOC: KeyBank N.A. 2.060% 12/01/14 (a)	1,800,000	1,800,000
NY Housing Finance Agency
Barclay Street Realty LLC,
Series 2004 A, Guarantor: FNMA 1.800% 11/15/37 (a)	10,700,000	10,700,000
Series 2003 E, LOC: BNP Paribas 1.750% 03/15/27 (a)	1,200,000	1,200,000
Shore Hill Housing Associates
Series 2008 A, Guarantor: FHLMC 1.750% 05/01/45 (a)	9,750,000	9,750,000
NY Hudson Yards Infrastructure Corp.
Series 2007,
Insured: FGIC, LIQ FAC: Morgan Stanley 2.040% 02/15/47 (a)	15,175,000	15,175,000
NY La Fargeville Central School District
Series 2008,
2.750% 07/10/09	2,000,000	2,008,343
NY Livingston County Industrial Development Agency
Nicholas H. Noyes Memorial Hospital,
Series 2007 A, LOC: HSBC Bank USA N.A. 1.810% 07/01/19 (a)	2,457,000	2,457,000
NY Local Government Assistance Corp.
Series 1995 D,
LOC: Societe Generale 1.720% 04/01/25 (a)	3,180,000	3,180,000
Series 1995 F,
LOC: Societe Generale 1.900% 04/01/25 (a)	6,100,000	6,100,000

See Accompanying Notes to Financial Statements.

3

Columbia New York Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1995,
LOC: Bank of Nova Scotia 1.660% 04/01/25 (a)	1,135,000	1,135,000
Series 2003 A-6V,
SPA: KBC Bank NV 2.150% 04/01/18 (a)	20,950,000	20,950,000
Series 2006,
GTY AGMT: Dexia Credit Local 1.830% 04/01/21 (a)	5,240,000	5,240,000
Series 2008 B,
SPA: Dexia Credit Local 1.550% 04/01/21 (a)	17,290,000	17,290,000
NY Long Island Power Authority
Series 2003 H,
SPA: Dexia Credit Local 3.150% 12/01/29 (a)	1,500,000	1,500,000
Series 2008,
LIQ FAC: Morgan Stanley 2.070% 12/01/35 (a)	5,665,000	5,665,000
NY Metropolitan Transportation Authority
1.450% 09/09/08	10,000,000	10,000,000
1.600% 09/09/08	20,000,000	20,000,000
Series 2005 E-1,
LOC: Fortis Bank SA/NV 1.680% 11/01/35 (a)	5,300,000	5,300,000
Series 2005 E-2,
LOC: Fortis Bank SA 1.800% 11/01/35 (a)	3,600,000	3,600,000
Series 2005 G-2,
LOC: BNP Paribas 2.500% 11/01/26 (a)	19,180,000	19,180,000
Series 2006,
LIQ FAC: Morgan Stanley 1.950% 11/15/31 (a)	8,075,000	8,075,000
Series 2008 B-1,
LOC: Scotiabank 1.800% 11/01/34 (a)	7,400,000	7,400,000
Series 2008 B-2,
LOC: BNP Paribas 1.800% 11/01/34 (a)	8,125,000	8,125,000
Series 2008 B-3,
LOC: Lloyds TSB Bank PLC 1.800% 11/01/34 (a)	7,800,000	7,800,000
Series 2008 B-4,
LOC: KBC Bank 1.800% 11/01/34 (a)	4,100,000	4,100,000

	Par ($)	Value ($)
NY Monroe County Industrial Development Agency
DePaul Properties, Inc.,
Series 2006, LOC: KeyBank N.A. 1.800% 06/01/26 (a)	6,995,000	6,995,000
Monroe Community College Association, Inc.,
Series 2002 A, LOC: JPMorgan Chase Bank 1.780% 01/15/32 (a)	2,200,000	2,200,000
Series 1998,
LOC: KeyBank N.A. 1.990% 08/01/18 (a)	2,970,000	2,970,000
Series 2008 B,
LOC: JPMorgan Chase Bank 1.900% 02/01/38 (a)	2,000,000	2,000,000
Series 2008,
LOC: JPMorgan Chase Bank 1.900% 04/01/38 (a)	4,500,000	4,500,000
St. Ann's Nursing Home Co., Inc.,
Series 2000, LOC: HSBC Bank USA N.A. 1.700% 07/01/30 (a)	3,555,000	3,555,000
St. Ann's Nursing Home for the Aged,
Series 2000, LOC: HSBC Bank USA N.A. 1.700% 07/01/30 (a)	9,925,000	9,925,000
YMCA of Greater Rochester,
Series 2005, LOC: Manufacturers & Traders 1.890% 04/01/31 (a)	4,455,000	4,455,000
NY Mortgage Agency
Series 2008,
SPA: Dexia Credit Local 1.800% 04/01/47 (a)	30,000,000	30,000,000
NY Mount Vernon City School District
Series 2008,
4.000% 08/11/09	9,124,852	9,276,250
NY Nassau County Intermediate Finance Authority
Series 2002,
SPA: BNP Paribas 1.750% 11/15/22 (a)	19,090,000	19,090,000
NY Nassau County Tobacco Settlement Corp.
Series 1999 A:
Pre-refunded 07/15/09 6.250% 07/15/20	4,125,000	4,324,808
6.500% 07/15/27	10,000,000	10,505,614

See Accompanying Notes to Financial Statements.

4

Columbia New York Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006,
GTY AGMT: Merrill Lynch & Co. 1.960% 06/01/46 (a)	5,000,000	5,000,000
NY New York City Cultural Trust
American Museum of
Natural History, Series 1999 A, Pre-refunded 07/01/09, 5.750% 07/01/29	19,880,000	20,727,451
Series 2008,
LIQ FAC: Citibank N.A. 1.870% 07/01/31 (a)	1,600,000	1,600,000
NY New York City Dormitory Authority
1.600% 09/09/08	7,000,000	7,000,000
NY New York City Housing Development Corp.
201 Pearl LLC,
Series 2006 A, Guarantor: FNMA 1.750% 10/15/41 (a)	20,000,000	20,000,000
James West Ninety LLC,
Series 2002 A, Guarantor: FNMA 1.900% 06/15/32 (a)	3,167,500	3,167,500
Multi-Family Housing,
96th Street Associates LP, Series 1997 A, Guarantor: FNMA 1.900% 11/15/19 (a)	6,180,000	6,180,000
Series 2008,
LOC: Royal Bank of Scotland 1.750% 03/01/48 (a)	10,000,000	10,000,000
NY New York City Industrial Development Agency
Allen-Stevenson School,
Series 2004, LOC: Allied Irish Bank PLC 1.870% 12/01/34 (a)	940,000	940,000
Jewish Community Center,
Series 2000, LOC: Manufacturers & Traders 1.890% 03/01/30 (a)	8,685,000	8,685,000
Series 2008,
LIQ FAC: Citibank N.A. 1.860% 07/01/41 (a)	2,700,000	2,700,000

	Par ($)	Value ($)
NY New York City Municipal Water Finance Authority
Series 2002 C-1,
SPA: DEPFA Bank PLC 2.300% 06/15/18 (a)	8,000,000	8,000,000
Series 2002 C-2,
SPA: DEFPA Bank PLC 1.700% 06/15/18 (a)	6,400,000	6,400,000
Series 2002 C-3,
SPA: DEPFA Bank PLC 2.500% 06/15/18 (a)	155,000	155,000
Series 2008 B-4,
SPA: BNP Paribas 1.660% 06/15/23 (a)	5,200,000	5,200,000
Series 2008:
LIQ FAC: Citibank N.A. 1.870% 06/15/38 (a)	1,800,000	1,800,000
LIQ FAC: JPMorgan Chase Bank 1.840% 06/15/10 (a)	14,500,000	14,500,000
LIQ FAC: Morgan Stanley 1.990% 06/15/36 (a)	20,000,000	20,000,000
LIQ FAC: PNC Bank NA 1.840% 12/15/13 (a)	2,415,000	2,415,000
NY New York City Transitional Finance Authority
Series 2002 1C,
LIQ FAC: JPMorgan Chase Bank 2.500% 11/01/22 (a)	2,790,000	2,790,000
Series 2002 2C,
LIQ FAC: Lloyds TSB Bank PLC 1.830% 11/01/22 (a)	6,000,000	6,000,000
Series 2002 2D,
LIQ FAC: Lloyds TSB Bank PLC 1.650% 11/01/22 (a)	9,405,000	9,405,000
Series 2002,
LIQ FAC: JPMorgan Chase Bank 2.190% 08/01/22 (a)	18,290,000	18,290,000
Series 2007 II,
LIQ FAC: Citibank N.A. 1.860% 07/15/29 (a)	13,020,000	13,020,000
Series 2007,
LIQ FAC: Citigroup Financial Products 1.780% 02/01/31 (a)	11,050,000	11,050,000
Series 2008,
LIQ FAC: Citigroup Financial Products 1.780% 02/01/33 (a)	6,600,000	6,600,000

See Accompanying Notes to Financial Statements.

5

Columbia New York Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City
Series 1993 E4,
LOC: Fortis Bank SA/NV: 2.450% 08/01/21 (a)	6,600,000	6,600,000
2.450% 08/01/22 (a)	1,200,000	1,200,000
Series 1994 B-2,
LOC: JPMorgan Chase Bank 1.730% 08/15/23 (a)	14,200,000	14,200,000
Series 1995 F-2,
LOC: DEPFA Bank PLC 1.760% 02/15/12 (a)	1,700,000	1,700,000
Series 1995 F-3,
LOC: Morgan Guaranty Trust 1.750% 02/15/13 (a)	1,900,000	1,900,000
Series 2002 C-3,
LOC: BNP Paribas 1.650% 08/01/20 (a)	9,450,000	9,450,000
Series 2002 C-4,
LOC: BNP Paribas 1.670% 08/01/20 (a)	2,500,000	2,500,000
Series 2002 C5,
LOC: Bank of New York 1.670% 08/01/20 (a)	3,735,000	3,735,000
Series 2004 -h2,
LOC: Bank of New York 1.680% 03/01/34 (a)	3,885,000	3,885,000
Series 2004 -h3,
LOC: Bank of New York 1.650% 03/01/34 (a)	9,835,000	9,835,000
Series 2004 -h7,
LOC: KBC Bank N.V. 2.350% 03/01/34 (a)	4,165,000	4,165,000
Series 2006 I-4,
LOC: Bank of New York 1.680% 04/01/36 (a)	10,900,000	10,900,000
Series 2006 I-5,
LOC: CA Public Employees Retirement 2.450% 04/01/36 (a)	6,060,000	6,060,000
Series 2007,
LIQ FAC: PNC Bank NA 1.840% 04/01/14 (a)	6,495,000	6,495,000
Series 2008 A1,
LIQ FAC: JPMorgan Chase Bank 1.840% 08/15/16 (a)	9,950,000	9,950,000
Series 2008:
LIQ FAC: Morgan Stanley 1.820% 04/01/30 (a)	7,500,000	7,500,000
LIQ FAC: PNC Bank NA 1.840% 09/01/13 (a)	5,145,000	5,145,000

	Par ($)	Value ($)
NY Onondaga County Industrial Development Agency
Syracuse University,
Series 2008 B, LOC: JPMorgan Chase Bank 1.700% 07/01/37 (a)	6,480,000	6,480,000
NY Oppenheim-Ephratah Central School District
Series 2008,
3.000% 08/07/09	5,080,000	5,126,374
NY Otsego County Industrial Development Agency
Templeton Foundation,
Series 2007, LOC: KeyBank N.A. 2.060% 06/01/27 (a)	3,375,000	3,375,000
NY Port Authority of New York & New Jersey
Series 2008,
LIQ FAC: PNC Bank NA 1.840% 11/15/15 (a)	2,625,000	2,625,000
NY Power Authority
Series 1985:
LIQ FAC: Bank of Nova Scotia 2.100% 03/01/16 (a)	2,760,000	2,760,000
LIQ FAC: Bank of Nova Scotia 2.100% 03/01/20 (a)	23,000,000	23,000,000
Series 2007,
Insured: MBIA, LIQ FAC: Citigroup Financial Products 2.030% 11/15/47 (a)	4,950,000	4,950,000
NY Putnam County
Series 2007,
3.600% 10/29/08	8,000,000	8,003,684
NY Puttable Floating Option Tax-Exempt Receipts
Series 2007,
LIQ FAC: Merrill Lynch 1.810% 06/15/20 (a)(b)	13,905,000	13,905,000
Series 2008,
LIQ FAC: Merrill Lynch:
1.830% 09/15/32 (a)	10,345,000	10,345,000
1.830% 06/15/37 (a)	5,100,000	5,100,000
1.850% 03/15/22 (a)	12,145,000	12,145,000
NY Reset Optional Certificates Trust II-R
Series 2006,
LIQ FAC: Citibank N.A. 1.780% 10/01/35 (a)	4,600,000	4,600,000

See Accompanying Notes to Financial Statements.

6

Columbia New York Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Riverhead Industrial Development Authority
Central Suffolk Hospital,
Series 2006 A, LOC: HSBC Bank USA N.A. 1.810% 07/01/31 (a)	7,825,000	7,825,000
NY Rockland County Industrial Development Agency
Series 2007,
LOC: Wachovia Bank N.A. 1.850% 12/01/32 (a)	6,945,000	6,945,000
NY Saratoga County Industrial Development Agency
Series 2007 A,
LOC: KeyBank N.A. 1.880% 12/01/32 (a)	3,945,000	3,945,000
NY St. Lawrence County Industrial Development Agency
Claxton-Hepburn Medical Center,
Series 2006 C, LOC: KeyBank N.A. 1.880% 12/01/31 (a)	3,855,000	3,855,000
Series 2001,
LOC: HSBC Bank USA N.A. 1.650% 10/01/31 (a)	11,550,000	11,550,000
NY State
Series 2000 B,
LOC: Dexia Credit Local 1.670% 03/15/30 (a)	7,500,000	7,500,000
NY Suffolk County Industrial Development Agency
The St. Francis Monastery,
Series 2006, LOC: Sovereign Bank FSB 1.720% 12/01/36 (a)	1,500,000	1,500,000
NY Syracuse Industrial Development Agency
Series 2007 A,
LOC: KeyBank N.A. 1.880% 01/01/33 (a)	5,000,000	5,000,000
Syracuse University,
Series 2008 A-1, LOC: JPMorgan Chase Bank 2.450% 07/01/37 (a)	1,100,000	1,100,000
NY Syracuse
Series 2008 A,
2.750% 06/19/09	890,000	893,813
NY Thruway Authority Revenue
Series 2007 H,
5.000% 01/01/09	4,335,000	4,385,059

	Par ($)	Value ($)
Series 2008,
LIQ FAC: Morgan Stanley: 1.820% 04/01/20 (a)	2,009,000	2,009,000
1.990% 04/01/20 (a)	14,865,000	14,865,000
NY Tobacco Settlement Financing Authority
Series 2006,
GTY AGMT: Merrill Lynch & Co. 1.980% 06/01/20 (a)	32,000,000	32,000,000
NY Tompkins County Industrial Development Agency Revenue
Care Community Kendal Ithaca,
Series 2000, LOC: Wachovia Bank N.A. 1.820% 06/01/25 (a)	1,740,000	1,740,000
NY Transitional Finance Authority
Series 2008,
LIQ FAC: Morgan Stanley 2.120% 01/15/37 (a)	6,500,000	6,500,000
NY Triborough Bridge & Tunnel Authority
Series 2002 F,
SPA: ABN AMRO Bank N.V. 1.710% 11/01/32 (a)	36,910,000	36,910,000
Series 2005 A,
SPA: Dexia Credit Local 1.650% 11/01/35 (a)	18,695,000	18,695,000
Series 2008 54,
LIQ FAC: Societe Generale 1.860% 01/01/32 (a)	3,830,000	3,830,000
Series 2008,
LIQ FAC: Citibank N.A. 2.030% 11/15/32 (a)	5,700,000	5,700,000
NY Troy Industrial Development Authority
Rensselaer Polytech Institute,
Series 2002 D, LOC: Northern Trust Co. 1.650% 09/01/42 (a)	13,250,000	13,250,000
NY TSASC, Inc.
Series 1999 -1,
Pre-refunded 07/15/09, 6.375% 07/15/39	10,025,000	10,522,004
Series 2006,
GTY AGMT: Merrill Lynch & Co. 1.960% 06/01/42 (a)	32,880,000	32,880,000

See Accompanying Notes to Financial Statements.

7

Columbia New York Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Urban Development Corp.
Series 2007,
LIQ FAC: Bank of New York 1.810% 03/15/35 (a)	18,460,000	18,460,000
Series 2008 A-1,
LOC: Wachovia Bank N.A. 1.800% 01/01/30 (a)	15,000,000	15,000,000
Series 2008 A-5,
LOC: TD Banknorth N.A. 1.750% 01/01/30 (a)	11,800,000	11,800,000
Series 2008,
LIQ FAC: Citigroup Financial Products 1.780% 12/15/25 (a)	1,595,000	1,595,000
NY Westchester County Industrial Development
Westchester Jewish Project,
Series 1998, LOC: Chase Manhattan Bank 2.750% 10/01/28 (a)	900,000	900,000
NY Williamson Central School District
Series 2008,
2.000% 02/13/09	3,818,000	3,825,788
NY Wyandanch Union Free School District
Series 2008,
3.250% 06/26/09	4,500,000	4,535,934
NY Yates County Industrial Development Agency
Keuka College,
Series 2003 B, LOC: KeyBank N.A. 1.940% 09/01/15 (a)	1,720,000	1,720,000
NY Yonkers Industrial Development Agency
Series 2005,
LOC: JPMorgan Chase Bank 1.700% 06/01/36 (a)	23,350,000	23,350,000
New York Total		1,366,724,312
Puerto Rico – 1.7%
PR Commonwealth of Puerto Rico DFA Municipal Trust
Series 2007,
LIQ FAC: DEPFA Bank PLC 1.890% 07/01/26 (a)	1,540,000	1,540,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2008,
LIQ FAC: Morgan Stanley 2.040% 08/01/57 (a)	22,500,000	22,500,000
Puerto Rico Total		24,040,000
Total Municipal Bonds (cost of $1,390,764,312)		1,390,764,312

Short-Term Obligations – 1.0%
	Par ($)	Value ($)
Variable Rate Demand Notes – 1.0%
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Series 2007:
Insured: FGIC, GTY AGMT: Dexia Credit Local 1.860% 08/01/42 (a)	6,895,000	6,895,000
Insured: FSA,
GTY AGMT: Dexia Credit Local 1.840% 07/01/33 (a)	6,990,000	6,990,000
Total Variable Rate Demand Notes		13,885,000
Total Short-Term Obligations (cost of $13,885,000)		13,885,000
Total Investments – 98.3% (cost of $1,404,649,312) (c)		1,404,649,312
Other Assets & Liabilities, Net – 1.7%		24,160,150
Net Assets – 100.0%		1,428,809,462

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2008.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid, amounted to $38,155,000, which represents 2.7% of net assets.

(c)  Cost for federal income tax purposes is $1,404,649,312.

Acronym	Name
BHAC	Berkshire Hathaway Assurance Corp.

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – Columbia New York Tax-Exempt Reserves
August 31, 2008

		($)
Assets	Investments, at amortized cost approximating value	1,404,649,312
	Cash	4,103
	Receivable for:
	Investments sold	17,513,326
	Fund shares sold	4,000,000
	Interest	4,395,801
	Expense reimbursement due from investment advisor/administrator	27,296
	Trustees' deferred compensation plan	1,555
	Other assets	30,618
	Total Assets	1,430,622,011
Liabilities	Payable for:
	Distributions	1,269,659
	Investment advisory fee	173,736
	Administration fee	34,990
	Transfer agent fee	825
	Pricing and bookkeeping fees	24,163
	Trustees' fees	41,865
	Audit fee	52,962
	Custody fee	2,586
	Distribution and service fees	105,672
	Chief compliance officer expenses	139
	Trustees' deferred compensation plan	1,555
	Other liabilities	104,397
	Total Liabilities	1,812,549
	Net Assets	1,428,809,462
Net Assets Consist of	Paid-in capital	1,428,645,851
	Undistributed net investment income	15,265
	Accumulated net realized gain	148,346
	Net Assets	1,428,809,462

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities (continued) – Columbia New York Tax-Exempt Reserves
August 31, 2008

Capital Class Shares	Net assets	$372,166,374
	Shares outstanding	372,111,986
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$730,700,307
	Shares outstanding	730,593,519
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$15,036,734
	Shares outstanding	15,034,536
	Net asset value per share	$1.00
Class A Shares	Net assets	$102,950,507
	Shares outstanding	102,935,461
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$10,438
	Shares outstanding	10,436
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$181,319,581
	Shares outstanding	181,293,082
	Net asset value per share	$1.00
Retail A Shares	Net assets	$65,741
	Shares outstanding	65,731
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$26,559,780
	Shares outstanding	26,555,898
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

10

Statement of Operations – Columbia New York Tax-Exempt Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	17,275,871
Expenses	Investment advisory fee	1,133,770
	Administration fee	571,517
	Distribution fee:
	Class A Shares	55,824
	Daily Class Shares	37
	Shareholder servicing and administration fees:
	Trust Class Shares	363,711
	Adviser Class Shares	25,227
	Class A Shares	195,350
	Daily Class Shares	26
	Institutional Class Shares	64,896
	Retail A Shares	64
	Transfer agent fee	6,037
	Pricing and bookkeeping fees	161,912
	Trustees' fees	18,617
	Custody fee	21,303
	Chief compliance officer expenses	828
	Other expenses	217,540
	Total Expenses	2,836,659
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(605,663)
	Expense reductions	(14,112)
	Net Expenses	2,216,884
	Net Investment Income	15,058,987
	Net realized gain on investments	148,346
	Net Increase Resulting from Operations	15,207,333

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – Columbia New York Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($)(a)(b)
Operations	Net investment income	15,058,987	11,571,246
	Net realized gain on investments	148,346	9,680
	Net Increase Resulting from Operations	15,207,333	11,580,926
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(3,076,885)	(1,703,274)
	Trust Class Shares	(6,258,826)	(1,254,724)
	Adviser Class Shares	(213,228)	(255,544)
	Class A Shares	(1,015,460)	(1,178,439)
	Daily Class Shares	(201)	(235)
	Institutional Class Shares	(3,965,367)	(6,616,805)
	Retail A Shares	(1,518)	(2,337)
	G-Trust Shares	(528,029)	(559,878)
	Total Distributions to Shareholders	(15,059,514)	(11,571,236)
	Net Capital Share Transactions	1,035,049,061	102,927,041
	Total Increase in Net Assets	1,035,196,880	102,936,731
Net Assets	Beginning of period	393,612,582	290,675,851
	End of period	1,428,809,462	393,612,582
	Undistributed net investment income at end of period	15,265	15,792

(a)  Daily Class Shares re-commenced operations on November 1, 2006.

(b)  On May 30, 2007, Market Class Shares were renamed Class A Shares.

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – Columbia New York Tax-Exempt Reserves

	Year Ended August 31,
	2008		2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Stock Activity
Capital Class Shares
Subscriptions	718,652,350	718,652,349	158,904,139	158,904,139
Distributions reinvested	801,197	801,197	656,539	656,539
Redemptions	(409,934,566)	(409,934,566)	(141,530,709)	(141,530,709)
Net increase	309,518,981	309,518,980	18,029,969	18,029,969
Trust Class Shares
Subscriptions	957,474,387	957,474,387	197,435,301	197,435,302
Proceeds received in connection with merger	731,753,800	731,798,904	—	—
Distributions reinvested	475,731	475,731	11,592	11,592
Redemptions	(999,171,543)	(999,171,543)	(188,745,555)	(188,745,555)
Net increase	690,532,375	690,577,479	8,701,338	8,701,339
Adviser Class Shares
Subscriptions	22,639,323	22,639,324	46,097,932	46,097,932
Distributions reinvested	210,412	210,412	239,404	239,404
Redemptions	(15,292,105)	(15,292,105)	(43,555,749)	(43,555,749)
Net increase	7,557,630	7,557,631	2,781,587	2,781,587
Class A Shares
Subscriptions	200,361,280	200,361,280	274,690,022	274,690,021
Distributions reinvested	1,015,419	1,015,419	1,178,439	1,178,439
Redemptions	(142,305,509)	(142,305,509)	(269,822,114)	(269,822,114)
Net increase	59,071,190	59,071,190	6,046,347	6,046,346
Daily Class Shares
Subscriptions	—	—	10,000	10,000
Distributions reinvested	201	201	235	235
Net increase	201	201	10,235	10,235
Institutional Class Shares
Subscriptions	396,868,507	396,868,507	304,283,067	304,283,067
Distributions reinvested	3,924,670	3,924,670	6,616,804	6,616,804
Redemptions	(442,554,669)	(442,554,669)	(242,446,159)	(242,446,159)
Net increase (decrease)	(41,761,492)	(41,761,492)	68,453,712	68,453,712
Retail A Shares
Subscriptions	11,000	11,000	14,650	14,650
Distributions reinvested	1,518	1,518	2,335	2,335
Redemptions	(10,800)	(10,800)	(32,648)	(32,648)
Net increase (decrease)	1,718	1,718	(15,663)	(15,663)
G-Trust Shares
Subscriptions	33,044,183	33,044,184	29,408,290	29,408,290
Redemptions	(22,960,830)	(22,960,830)	(30,488,773)	(30,488,774)
Net increase (decrease)	10,083,353	10,083,354	(1,080,483)	(1,080,484)

(a)  Daily Class Shares re-commenced operations on November 1, 2006.

(b)  On May 30, 2007, Market Class Shares were renamed Class A Shares.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0245		0.0346		0.0141		0.0251		0.0125	0.0090
Less Distributions to Shareholders:
From net investment income	(0.0245)		(0.0346)		(0.0141)		(0.0251)		(0.0125)	(0.0090)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.48	%(g)	3.51%		1.42	%(d)	2.53%		1.26%	0.91%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(e)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%
Waiver/Reimbursement	0.08%		0.11%		0.14	%(f)	0.14%		0.33%	0.27%
Net investment income	2.18	%(e)(g)	3.46	%(e)	3.38	%(e)(f)	2.66	%(e)	1.20%	0.93%
Net assets, end of period (000's)	$372,166		$62,595		$44,563		$24,804		$2,852	$1,862

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0235		0.0336		0.0137		0.0241		0.0115	0.0080
Less Distributions to Shareholders:
From net investment income	(0.0235)		(0.0336)		(0.0137)		(0.0241)		(0.0115)	(0.0080)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.38	%(g)	3.41%		1.38	%(d)	2.43%		1.16%	0.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(e)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%
Waiver/Reimbursement	0.08%		0.11%		0.14	%(f)	0.14%		0.33%	0.27%
Net investment income	1.72	%(e)(g)	3.36	%(e)	3.27	%(e)(f)	2.46	%(e)	1.23%	0.83%
Net assets, end of period (000's)	$730,700		$40,066		$31,364		$27,216		$12,627	$15,931

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Period Ended March 31,		Period Ended August 24,
Adviser Class Shares	2008		2007		2006 (a)		2006 (b)		2003 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0220		0.0321		0.0131		0.0220		0.0025
Less Distributions to Shareholders:
From net investment income	(0.0220)		(0.0321)		(0.0131)		(0.0220)		(0.0025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (d)(e)	2.23	%(i)	3.25%		1.31	%(f)	2.22	%(f)	0.25	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(g)	0.45	%(g)	0.45	%(g)(h)	0.45	%(g)(h)	0.45	%(h)
Waiver/Reimbursement	0.08%		0.11%		0.14	%(h)	0.14	%(h)	0.78	%(h)
Net investment income	2.11	%(g)(i)	3.20	%(g)	3.11	%(g)(h)	2.44	%(g)(h)	0.68	%(h)
Net assets, end of period (000's)	$15,037		$7,477		$4,695		$3,262		$—

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Adviser Class Shares re-commenced operations on April 14, 2005.

(c)  Adviser Class Shares re-commenced operations on April 14, 2003 and were fully redeemed on August 24, 2003.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Class A Shares	2008		2007 (a)		2006 (b)		2006		2005	2004 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0200		0.0301		0.0122		0.0206		0.0080	0.0025
Less Distributions to Shareholders:
From net investment income	(0.0200)		(0.0301)		(0.0122)		(0.0206)		(0.0080)	(0.0025)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	2.02	%(i)	3.05%		1.23	%(f)	2.07%		0.80%	0.25	%(f)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.65	%(g)	0.65	%(g)	0.65	%(g)(h)	0.65	%(g)	0.65%	0.65	%(h)
Waiver/Reimbursement	0.08%		0.11%		0.14	%(h)	0.14%		0.33%	0.13	%(h)
Net investment income	1.82	%(g)(i)	3.01	%(g)	2.92	%(g)(h)	2.07	%(g)	0.82%	0.48	%(h)
Net assets, end of period (000's)	$102,951		$43,867		$37,820		$29,726		$11,469	$12,970

(a)  On May 30, 2007, Market Class shares were renamed Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  Market Class Shares re-commenced operations on August 25, 2003.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

Daily Class Shares	Year Ended August 31, 2008		Period Ended August 31, 2007 (a)
Net Asset Value, Beginning of Period	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0195		0.0232
Less Distributions to Shareholders:
From net investment income	(0.0195)		(0.0232)
Net Asset Value, End of Period	$1.00		$1.00
Total return (b)(c)	1.96%		2.34	%(d)
Ratios to Average Net Assets/Supplemental Data:
Net expenses	0.80	%(e)	0.81	%(e)(f)
Waiver/Reimbursement	0.08%		0.11	%(f)
Net investment income	1.85	%(e)	2.90	%(e)(f)
Net assets, end of period (000's)	$10		$10

(a)  Daily Class Shares re-commenced operations on November 1, 2006.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,			Period Ended March 31,
Institutional Class Shares	2008		2007		2006 (a)		2006		2005	2004 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0241		0.0342		0.0140		0.0247		0.0121	0.0050
Less Distributions to Shareholders:
From net investment income	(0.0241)		(0.0342)		(0.0140)		(0.0247)		(0.0121)	(0.0050)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (c)(d)	2.44%		3.47%		1.40	%(e)	2.49%		1.22%	0.50	%(e)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(f)	0.24	%(f)	0.24	%(f)(g)	0.24	%(f)	0.24%	0.24	%(g)
Waiver/Reimbursement	0.08%		0.11%		0.14	%(g)	0.14%		0.33%	0.29	%(g)
Net investment income	2.44	%(f)	3.42	%(f)	3.32	%(f)(g)	2.53	%(f)	1.30%	0.89	%(g)
Net assets, end of period (000's)	$181,320		$223,065		$154,605		$208,614		$74,101	$48,222

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Institutional Class Shares re-commenced operations on August 25, 2003.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
Retail A Shares	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0236	0.0336	0.0137		0.0100
Less Distributions to Shareholders:
From net investment income	(0.0236)	(0.0336)	(0.0137)		(0.0100)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	2.38%	3.41%	1.38	%(e)	1.01	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.30%	0.30%	0.30	%(g)	0.30	%(g)
Waiver/Reimbursement	0.08%	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	2.36%	3.36%	3.28	%(g)	2.77	%(g)
Net assets, end of period (000's)	$66	$64	$80		$74

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0245	0.0346	0.0141		0.0104
Less Distributions to Shareholders:
From net investment income	(0.0245)	(0.0346)	(0.0141)		(0.0104)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	2.48%	3.51%	1.42	%(e)	1.04	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.08%	0.11%	0.14	%(g)	0.14	%(g)
Net investment income (f)	2.35%	3.45%	3.38	%(g)	2.89	%(g)
Net assets, end of period (000's)	$26,560	$16,468	$17,548		$17,664

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust Shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Columbia New York Tax-Exempt Reserves
August 31, 2008

Note 1. Organization

Columbia New York Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Adviser Class, Class A, Daily Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

22

Columbia New York Tax-Exempt Reserves
August 31, 2008

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from	2008	2007
Tax-Exempt Income	$15,011,644	$11,501,349
Ordinary Income*	47,870	69,887

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,285,431	$89,103	$59,243

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial

23

Columbia New York Tax-Exempt Reserves
August 31, 2008

adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

24

Columbia New York Tax-Exempt Reserves
August 31, 2008

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $4,297.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses by $735.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement

25

Columbia New York Tax-Exempt Reserves
August 31, 2008

with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Adviser Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Retail A Shares	0.10%	0.10%
Administration Plans:	Current Rate (after fee waivers)	Plan Limit
Trust Class Shares	0.10%	0.10%
Class A Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2009, so that the expenses incurred by the Fund (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2011	2010	2009	recovery	ended 8/31/08
$605,663	$383,647	$169,692	$1,159,002	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability

26

Columbia New York Tax-Exempt Reserves
August 31, 2008

for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" in the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $13,377 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period, after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 71.6% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2008, the Fund also had one shareholder that held 12.8% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration

The Fund had greater than 5% of its total net assets at August 31, 2008 invested in debt obligations issued by each of New York and Puerto Rico and their respective political subdivisions, agencies, instrumentalities and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with

27

Columbia New York Tax-Exempt Reserves
August 31, 2008

Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

28

Columbia New York Tax-Exempt Reserves
August 31, 2008

Note 9. Business Combinations and Mergers

As of March 24, 2008, New York Tax-Exempt Money Fund, a series of Excelsior Tax-Exempt Funds, Inc. merged into the Fund. The Fund received a tax-free transfer of assets from New York Tax-Exempt Money Fund as follows:

Shares Issued	Net Assets Received
731,753,800	$731,798,904

Net Assets of Columbia New York Tax-Exempt Reserves Prior to Combination	Net Assets of New York Tax-Exempt Money Fund Immediately Prior to Combination	Net Assets of Columbia New York Tax-Exempt Reserves Immediately After Combination
$440,208,267	$731,798,904	$1,172,007,171

Note 10. Subsequent Event

The United States Department of the Treasury has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On October 1, 2008, the Board of Trustees approved the participation of the Fund in the Program, and the Fund is participating in the Program.

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program is in effect through December 18, 2008, unless extended.

29

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia New York Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia New York Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

30

Federal Income Tax Information (Unaudited) – Columbia New York Tax-Exempt Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the year ended August 31, 2008, the Fund designates long-term capital gains of $62,205.

For the fiscal year ended August 31, 2008, the Fund designated 100.0% of distributions made from net investment income as exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

31

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director—Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President—Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hilliard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco, Inc. (insurance) from September 2004 through current.
Oversees 67.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67; President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; Trustee and Chairman — Research Foundation of CFA Institute; Director — MIT Investment Company; Trustee — MIT 401k Plan

32

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 67. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 1-800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President—Columbia Funds, since October 2004; Managing Director—Columbia Management Advisors, LLC, since September 2005; Senior Vice President—Columbia Management Distributors, Inc., since January 2005; Director—Columbia Management Services, Inc., since January 2005; Director—Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director—FIM Funding, Inc., since January 2005; President and Chief Executive Officer—CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

33

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

34

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Important Information About This Report – Columbia New York Tax-Exempt Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia New York Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc.
P.O. Box 8081
Boston, MA 02266-8081
1-800-345-6611

Distributor

Columbia Management
Distributors, Inc.
One Financial Center
Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC
100 Federal Street
Boston, MA 02110

37

Columbia Management®

Columbia New York Tax-Exempt Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/156032-0808 (10/08) 08/61095

Columbia Management®

Annual Report

August 31, 2008

Columbia California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	14

Statement of Operations	16

Statement of Changes in Net Assets	17

Financial Highlights	20

Notes to Financial Statements	27

Report of Independent Registered Public Accounting Firm	35

Federal Income Tax Information	36

Fund Governance	37

Important Information About This Report	41

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■   Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■   News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■   Monthly and quarterly performance information.

■   Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■   Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■   Mutual fund account details with balances, dividend and transaction information

■   Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■   On-line transactions including purchases, exchanges and redemptions

■   Account maintenance for updating your address and dividend payment options

■   Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,009.10	1,024.13	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,008.60	1,023.63	1.51	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,008.30	1,023.38	1.77	1.78	0.35
Adviser Class Shares	1,000.00	1,000.00	1,007.79	1,022.87	2.27	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,007.29	1,022.37	2.78	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,005.98	1,021.11	4.03	4.06	0.80
Institutional Class Shares	1,000.00	1,000.00	1,008.90	1,023.93	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds – 99.8%
	Par ($)	Value ($)
California – 89.3%
CA ABAG Finance Authority for Nonprofit Corporations
Miramar Apartments,
Series 2000 A, AMT, Guarantor: FNMA 1.970% 03/15/33 (a)	15,000,000	15,000,000
Series 2005,
LOC: Allied Irish Banks PLC 2.100% 11/15/35 (b)	1,300,000	1,300,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 1.960% 04/01/37 (b)	44,680,000	44,680,000
Series 2008, AMT,
LIQ FAC: Citigroup Financial Products 1.900% 06/01/19 (b)	5,740,000	5,740,000
CA Access to Loans for Learning Student Loan Corp.
Series 2001 A-1, AMT,
SPA: DEPFA Bank PLC 2.630% 07/01/12 (b)	20,000,000	20,000,000
Series 2001 A-2, AMT,
SPA: DEPFA Bank PLC 2.630% 07/01/34 (b)	6,500,000	6,500,000
Series 2004 A-7, AMT,
LOC: DEPFA Bank PLC 2.630% 01/01/39 (b)	40,000,000	40,000,000
Series 2004 A-8, AMT,
SPA: DEPFA Bank PLC 2.630% 01/01/39 (b)	38,300,000	38,300,000
Series 2004 A-9, AMT,
SPA: DEPFA Bank PLC 2.630% 01/01/39 (b)	13,250,000	13,250,000
CA Affordable Housing Agency
RHA Properties,
Series 2003 A, Guarantor: FNMA 1.730% 09/15/33 (a)	8,630,000	8,630,000
CA Alameda County Industrial Development Authority
Jeta LLC,
Series 2004 A, AMT, LOC: Comerica Bank 1.990% 04/01/34 (b)	1,000,000	1,000,000
OZ Enterprises LLC,
Series 2005, AMT, LOC: Comerica Bank 1.990% 08/01/35 (b)	4,500,000	4,500,000
Segale Family Trust,
Series 2002, AMT, LOC: Bank of the West 1.990% 10/01/32 (b)	2,140,000	2,140,000

	Par ($)	Value ($)
York Fabrication, Inc.,
Series 1996 A, AMT, LOC: Bank of the West LOC: BNP Paribas 2.000% 11/01/26 (b)	5,100,000	5,100,000
CA Alameda Public Financing Authority
Series 2003 A,
LOC: Union Bank of CA N.A., LOC: California State Teachers' Retirement System 1.750% 12/01/33 (b)	5,970,000	5,970,000
CA Anaheim Public Financing Authority
Series 2007,
Insured: MBIA, LIQ FAC: Citibank N.A. 1.990% 10/01/37 (b)	7,000,000	7,000,000
CA Anaheim Union High School District
Series 1999,
SPA: First Union National Bank 3.000% 09/01/29 (b)	1,185,000	1,185,000
CA Azusa Unified School District
Series 2002,
SPA: Dexia Credit Local 3.000% 03/01/36 (b)	4,135,000	4,135,000
Series 2004,
SPA: Dexia Credit Local 3.000% 06/01/21 (b)	3,000,000	3,000,000
Series 2004,
SPA: Dexia Credit Local 3.000% 06/01/38 (b)	1,700,000	1,700,000
CA BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 1.820% 09/01/26 (b)	9,065,000	9,065,000
CA Carlsbad Unified School District Certificates of Participation
Series 2001:
Insured: FSA, SPA: First Union National Bank 3.000% 09/01/24 (b)	3,250,000	3,250,000
SPA: First Union National Bank: 3.000% 09/01/14 (b)	3,050,000	3,050,000
3.000% 09/01/32 (b)	8,400,000	8,400,000
CA Central Basin Municipal Water District
Series 2008 A,
LOC: Allied Irish Bank PLC 1.540% 08/01/21 (b)	3,545,000	3,545,000

See Accompanying Notes to Financial Statements.

2

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Chino Basin Regional Financing Authority
Series 2008,
Insured: AMBAC, LIQ FAC: Morgan Stanley 2.040% 11/01/33 (b)	4,367,500	4,367,500
CA Coast Community College District
Series 2008,
LIQ FAC: Wells Fargo Bank 1.840% 08/01/32 (b)	4,850,000	4,850,000
CA Contra Costa County
Multi-Family Housing:
Delta Square-Oxford LP, Series 1999-H, Insured: FNMA, 1.730% 10/15/29 (b)	10,400,000	10,400,000
Series 2007, AMT,
GTY AGMT: Goldman Sachs 1.900% 07/01/47 (b)	12,495,000	12,495,000
CA Contra Costa Water District
1.450% 11/07/08	3,500,000	3,500,000
CA Corona-Norca Unified School District
Series 2006,
SPA: Dexia Credit Local 3.000% 11/01/39 (b)	12,630,000	12,630,000
CA Corona
Multi-Family Housing,
Country Hills Apartments, Series 1995 A, LIQ FAC: FHLMC 1.590% 02/01/25 (b)	5,935,000	5,935,000
CA Covina Redevelopment Agency
Shadowhills Apartments, Inc.,
Series 1994 A, LIQ FAC: FNMA 1.590% 12/01/15 (b)	7,375,000	7,375,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, 1.590% 10/15/29 (a)	6,700,000	6,700,000
CA Department of Water Resources
Power Supply Revenue:
Series 2002 B-1, LOC: Bank of New York, LOC: California State Teachers' Retirement System 2.100% 05/01/22 (b)	64,185,000	64,185,000

	Par ($)	Value ($)
Series 2002 B-3, LOC: Bank of New York 2.100% 05/01/22 (b)	18,000,000	18,000,000
Series 2002 B-6, LOC: State Street Bank & Trust Co. 2.250% 05/01/22 (b)	1,200,000	1,200,000
Series 2002 C-13, SPA: Dexia Credit Local 1.930% 05/01/22 (b)	77,225,000	77,225,000
Series 2002 C-15, LOC: Bank of Nova Scotia 1.400% 05/01/22 (b)	56,655,000	56,655,000
Series 2002 C-4, LOC: JPMorgan Chase Bank, LOC: California State Teachers' Retirement System 1.830% 05/01/22 (b)	26,400,000	26,400,000
Series 2005 F-2, LOC: JPMorgan Chase Bank, LOC: Societe Generale 2.500% 05/01/20 (b)	40,950,000	40,950,000
Series 2008 I-1, LOC: Allied Irish Bank PLC 2.100% 05/01/22 (b)	1,500,000	1,500,000
Series 2008 J1, LOC : JPMorgan Chase Bank, LOC: CA Public Employees 2.100% 05/01/18 (b)	3,000,000	3,000,000
Series 2008, LIQ FAC: Citibank NA 1.830% 12/01/29 (b)	3,840,000	3,840,000
CA Deutsche Bank Spears/Lifers Trust
Series 2007:
GTY AGMT: Deutsche Bank AG: 1.820% 06/01/27 (b)	10,845,000	10,845,000
1.820% 09/01/31 (b)	13,460,000	13,460,000
GTY AGMT: Deutsche Bank AG: 1.820% 08/01/23 (b)	2,905,000	2,905,000
1.820% 08/01/28 (b)	5,585,000	5,585,000
1.820% 12/01/30 (b)	38,360,000	38,360,000
1.820% 08/01/32 (b)	7,240,000	7,240,000
1.820% 08/01/35 (b)	5,230,000	5,230,000
1.820% 06/01/47 (b)	32,985,000	32,985,000
GTY AGMT: Deutsche Bank AG 1.820% 06/01/28 (b)	17,030,000	17,030,000

See Accompanying Notes to Financial Statements.

3

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
GTY AGMT: Deutsche Bank AG: 1.820% 08/01/29 (b)	16,385,000	16,385,000
1.820% 08/01/36 (b)	5,240,000	5,240,000
1.820% 09/01/37 (b)	4,225,000	4,225,000
GTY AGMT: Deutsche Bank AG 1.920% 09/01/36 (b)	58,765,000	58,765,000
GTY AGMT: Deutsche Bank AG: 1.000% 08/01/32 (b)	245,000	245,000
1.820% 09/01/38 (b)	9,055,000	9,055,000
1.940% 08/01/32 (b)	10,275,000	10,275,000
GTY AGMT: Deutsche Bank AG: 1.820% 08/01/31 (b)	6,960,000	6,960,000
1.830% 02/01/37 (b)	16,900,000	16,900,000
Series 2008:
GTY AGMT: Deutsche Bank AG: 1.850% 09/01/29 (b)	1,025,000	1,025,000
1.880% 11/01/38 (b)	2,715,000	2,715,000
GTY AGMT: Deutsche Bank AG 1.850% 06/01/35 (b)	3,355,000	3,355,000
GTY AGMT: Deutsche Bank AG: 1.870% 07/01/31 (b)	1,105,000	1,105,000
1.870% 02/01/38 (b)	5,890,000	5,890,000
GTY AGMT: Deutsche Bank AG 1.850% 07/01/35 (b)	27,715,000	27,715,000
GTY AGMT: Deutsche Bank AG 1.970% 08/01/31 (b)	8,541,000	8,541,000
GTY AGMT: Deutsche Bank AG 1.920% 04/01/48 (b)	6,495,000	6,495,000
CA Duarte Redevelopment Agency Certificates of Participation
Johnson Duarte Partners,
Series 1984 B, LOC: General Electric Capital Corp. 1.550% 12/01/19 (b)	5,000,000	5,000,000
Piken Duarte Partners,
Series 1984 A, LOC: General Electric Capital Corp. 1.550% 12/01/19 (b)	7,000,000	7,000,000
CA Dublin Unified School District
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 2.060% 08/01/26 (b)	5,305,000	5,305,000
CA Eclipse Funding Trust
Series 2006,
LOC: U.S. Bank N.A. 1.870% 10/01/34 (b)	5,320,000	5,320,000

	Par ($)	Value ($)
Series 2007,
LOC: U.S. Bank N.A. 1.870% 09/01/33 (b)	47,590,000	47,590,000
CA Educational Facilities Authority
1.450% 10/02/08	5,200,000	5,200,000
Life Chiropractic College,
Series 1999, LOC: Bank of the West 1.780% 01/01/25 (b)	6,000,000	6,000,000
Series 2000 A,
LIQ FAC: Societe Generale 1.730% 10/01/27 (b)	14,275,000	14,275,000
Stanford University,
Series 2004 S4, 1.950% 11/01/50 (a)	4,450,000	4,450,000
CA Educational Funding Services, Inc.
Series 2007, AMT,
LIQ FAC: Morgan Stanley 2.040% 12/01/42 (b)	22,500,000	22,500,000
CA El Dorado Irrigation District & El Dorado Water Agency
Series 2008 AD,
LOC: Dexia Credit Local 1.540% 03/01/36 (b)	67,000,000	67,000,000
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Series 2001 A, LIQ FAC: FNMA 1.590% 02/15/31 (b)	4,395,000	4,395,000
CA Golden Gate Bridge Highway
1.420% 12/11/08	30,500,000	30,500,000
CA Golden State Tobacco Securitization Corp.
Series 2006,
GTY AGMT: Morgan Stanley: 2.040% 06/01/45 (b)	15,330,000	15,330,000
2.040% 06/01/45 (b)	14,000,000	14,000,000
Series 2007 2215,
GTY AGMT: Morgan Stanley 2.040% 06/01/45 (b)	25,500,000	25,500,000
Series 2007:
GTY AGMT: Morgan Stanley 2.040% 06/01/45 (b)	9,560,000	9,560,000
GTY AGMT: Morgan Stanley 2.040% 06/01/45 (b)	11,500,000	11,500,000
GTY AGMT: Citibank N.A. 1.820% 06/01/35 (b)	31,800,000	31,800,000

See Accompanying Notes to Financial Statements.

4

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008:
GTY AGMT: Morgan Stanley 2.040% 06/01/45 (b)	51,080,000	51,080,000
GTY AGMT: Citibank N.A. 1.830% 06/01/38 (b)	4,700,000	4,700,000
GTY AGMT: Citibank N.A. 1.820% 06/01/38 (b)	10,610,000	10,610,000
GTY AGMT: Deutsche Bank AG 2.040% 06/01/45 (b)	22,875,000	22,875,000
CA Golden West Schools Financing Authority
Series 2005,
GTY AGMT: Dexia Credit Local 1.820% 09/01/24 (b)	5,675,000	5,675,000
CA Grant Joint Union High School District
Series 2005,
SPA: Dexia Credit Local 2.000% 12/01/30 (b)	3,400,000	3,400,000
Series 2007,
Insured: FSA, SPA: Dexia Credit Local: 2.000% 06/01/35 (b)	24,850,000	24,850,000
2.000% 06/01/41 (b)	34,600,000	34,600,000
CA Hayward
Multi-Family Housing,
Santa Clara Associates LLC, Series 1998 A, AMT, LIQ FAC: FNMA 1.850% 03/15/33 (b)	7,300,000	7,300,000
CA Health Facilities Financing Authority
Series 2006 C,
1.600% 06/01/41 (a)	93,300,000	93,300,000
Series 2008 B,
LOC: Wachovia Bank N.A. 1.540% 10/01/31 (b)	4,900,000	4,900,000
Series 2008 C,
LOC: Union Bank of CA N.A. 1.540% 10/01/31 (b)	8,800,000	8,800,000
Series 2008 F,
LOC: Northern Trust Co. 1.540% 10/01/31 (b)	4,100,000	4,100,000
Series 2008,
LIQ FAC: Morgan Stanley: 2.040% 03/01/14 (b)	13,460,000	13,460,000
2.040% 11/15/34 (b)	19,070,000	19,070,000
CA Housing Finance Agency
Multi-Family Housing,
Series 2002 A, AMT, SPA: FNMA 1.780% 02/01/37 (b)	8,545,000	8,545,000

	Par ($)	Value ($)
Series 2001 E, AMT,
SPA: FNMA 1.780% 02/01/36 (b)	34,705,000	34,705,000
Series 2002 M, AMT,
SPA: Bank of Nova Scotia 2.250% 08/01/33 (b)	4,300,000	4,300,000
Series 2006 A, AMT,
SPA: DEPFA Bank PLC: 2.670% 02/01/40 (b)	36,215,000	36,215,000
2.670% 02/01/41 (b)	17,385,000	17,385,000
Series 2007 H, AMT,
SPA: KBC Bank N.V. 2.560% 08/01/33 (b)	37,405,000	37,405,000
CA Imperial Irrigation Distribution Revenue
1.400% 10/10/08	30,735,000	30,735,000
CA Indio Multi-Family Housing Revenue
Series 1996 A,
LIQ FAC: FNMA 1.590% 08/01/26 (b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank Revenue
Buck Institute for Age Research,
Series 2001, LOC: Bank of New York, LOC: California State Teachers' Retirement System 1.550% 11/15/37 (b)	37,600,000	37,600,000
Los Angeles County Museum,
Series 2008 A, LOC: Bank of New York 2.100% 09/01/37 (b)	2,700,000	2,700,000
Series 2003 A,
LOC: Wells Fargo Bank N.A. 1.440% 09/01/28 (b)	4,850,000	4,850,000
Series 2008,
LOC: Allied Irish Banks PLC
2.050% 07/01/38 (b)	6,000,000	6,000,000
Traditional Baking, Inc.,
Series 2003, AMT, LOC: U.S. Bank N.A. 1.800% 08/01/28 (b)	2,020,000	2,020,000
CA Irvine Improvement Bond Act 1915
Assessment District No. 94-15,
Series 1994, LOC: State Street Bank & Trust Co. 2.250% 09/02/20 (b)	3,199,000	3,199,000
CA Irvine Ranch Water District
Series 1995,
LOC: State Street Bank & Trust Co. 1.990% 01/01/21 (b)	3,600,000	3,600,000

See Accompanying Notes to Financial Statements.

5

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Loma Linda Hospital Revenue
Series 2007 B-1,
LOC: Union Bank 1.450% 12/01/37 (b)	31,200,000	31,200,000
CA Long Beach Bond Finance Authority
Series 2007,
LIQ FAC: Morgan Stanley Municipal Funding, Inc.: 2.040% 11/15/33 (b)	58,600,000	58,600,000
2.040% 11/15/37 (b)	39,375,000	39,375,000
CA Los Angeles Community Redevelopment Agency
Forest City Southpark, Multi-Family Housing Revenue,
Series 1985, LIQ FAC: FNMA 1.550% 12/15/24 (b)	4,385,000	4,385,000
CA Los Angeles County Metropolitan Transportation Authority
1.420% 11/13/08	3,525,000	3,525,000
1.500% 10/09/08	8,124,000	8,124,000
Series 2007
LIQ FAC: Citigroup Financial Products, Inc. 2.050% 07/01/34 (b)	9,670,000	9,670,000
CA Los Angeles Department of Airports
1.500% 09/09/08	35,000,000	35,000,000
Series 2002 C-1,
LOC: BNP Paribas, 1.900% 05/15/20 (b)	18,700,000	18,700,000
CA Los Angeles Department of Water & Power Revenue
Series 2001 B-2,
1.400% 07/01/34 (a)	53,975,000	53,975,000
Series 2001 B-3,
2.500% 07/01/34 (a)	10,652,000	10,652,000
Series 2001 B-5,
1.550% 07/01/34 (a)	30,000,000	30,000,000
Series 2002 A-2,
1.600% 07/01/35 (a)	25,700,000	25,700,000
Series 2002 A-5:
1.450% 07/01/34 (a)	5,850,000	5,850,000
1.550% 07/01/35 (a)	27,400,000	27,400,000
Series 2002 A-6,
1.600% 07/01/35 (a)	28,700,000	28,700,000
Series 2002 A-8,
1.600% 07/01/35 (a)	5,200,000	5,200,000
Series 2007,
LIQ FAC: Citigroup Financial Products 1.910% 07/01/30 (b)	10,000,000	10,000,000

	Par ($)	Value ($)
Series 2008 II,
LIQ FAC: Citibank N.A. 1.990% 07/01/25 (b)	3,000,000	3,000,000
Series 2008,
LIQ FAC: Citibank N.A. 1.830% 07/01/26 (b)	2,695,000	2,695,000
CA Los Angeles Unified School District
Series 2003:
Insured: FSA, SPA: Merrill Lynch Capital Services 1.960% 07/01/21 (b)	11,060,000	11,060,000
SPA: Merrill Lynch Capital Services 1.820% 01/01/23 (b)	16,740,000	16,740,000
CA Los Angeles
Multi-Family Housing Revenue,
Playa Phase II Apartments LLC, Series 2000 B-II, AMT, LIQ FAC: FNMA 1.850% 03/15/34 (b)	1,000,000	1,000,000
Series 2006, AMT,
SPA: FHLMC 2.120% 10/01/44 (b)	9,605,000	9,605,000
Series 2008 A,
LOC: Bank of Nova Scotia 1.580% 06/01/28 (b)	18,000,000	18,000,000
Series 2008 B,
LOC: Bank of Nova Scotia 1.780% 06/01/28 (b)	12,200,000	12,200,000
Series 2008,
3.000% 06/30/09	45,000,000	45,535,058
CA Manteca Redevelopment Agency
Series 2005,
LOC: State Street Bank & Trust Co. 2.300% 10/01/42 (b)	3,500,000	3,500,000
CA Metropolitan Water District of Southern California
Pre-refunded, 07/01/09, Series 1999 A,
5.900% 07/01/29 (a)	8,500,000	8,876,421
Series 2000 B-3,
SPA: BNP Paribas 2.010% 07/01/35 (b)	25,600,000	25,600,000
Series 2001 C-1,
LOC: Lloyds TSB Bank PLC 2.400% 07/01/36 (b)	7,600,000	7,600,000
Waterworks Revenue:
Series 2003 C-1, SPA: Dexia Credit Local 1.550% 07/01/30 (b)	17,660,000	17,660,000

See Accompanying Notes to Financial Statements.

6

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008,
LIQ FAC: Citibank N.A. 1.820% 10/01/36 (b)	5,525,000	5,525,000
CA Morgan Hill Unified School District
Series 2008 A,
LIQ FAC: Societe Generale 1.850% 08/01/25 (b)	5,000,000	5,000,000
CA Morgan Stanley Co., Inc. Trust
Series 2007,
LIQ FAC: Morgan Stanley 2.060% 08/01/32 (b)	9,103,500	9,103,500
CA Municipal Finance Authority
Series 2008 B,
LOC: Wells Fargo Bank N.A. 1.570% 08/01/20 (b)	4,200,000	4,200,000
CA Northern California Gas Authority No. 1
Series 2007:
LIQ FAC: Citibank N.A. 1.740% 07/01/17 (b)	6,930,000	6,930,000
LIQ FAC: Goldman Sachs 1.900% 07/01/27 (b)	14,100,000	14,100,000
LIQ FAC: Morgan Stanley 1.910% 07/01/27 (b)	16,800,000	16,800,000
Series 2008,
LIQ FAC: Morgan Stanley 1.810% 07/01/27 (b)	6,665,000	6,665,000
CA Northern California Power Agency Revenue
Series 2008 A,
LOC: Dexia Credit Local 1.540% 07/01/32 (b)	11,350,000	11,350,000
CA Norwalk-La Mirada Unified School District
Series 2006,
SPA: Dexia Credit Local 3.000% 04/01/33 (b)	14,900,000	14,900,000
CA Oakland Redevelopment Agency
Multi-Family Revenue,
Series 2005, AMT,
LIQ FAC: FHLMC 2.100% 10/01/50 (b)	150,695,000	150,695,000
CA Orange County Apartment Development Revenue
WLCO LF Partners,
Series 1998 G-2, Guarantor: FNMA, 1.730% 11/15/28 (b)	17,500,000	17,500,000

	Par ($)	Value ($)
CA Oxnard Financing Authority
Series 2008 A,
LIQ FAC: Societe Generale 1.850% 06/01/34 (b)	9,710,000	9,710,000
CA Pajaro Valley Unified School District Certificates of Participation
School Facilities Bridge Funding,
Series 2000, Insured: FSA, SPA: Wachovia Bank N.A. 3.000% 09/01/23 (b)	115,000	115,000
CA Pittsburg Public Financing Authority
Series 2008,
LOC: Allied Irish Bank PLC 1.550% 06/01/35 (b)	4,925,000	4,925,000
CA Pleasanton Multi-Family Housing Revenue
Greenbriar Bernal Apartments LP,
Series 2001 A, AMT, LIQ FAC: FNMA 1.970% 09/15/34 (b)	2,900,000	2,900,000
CA Pollution Control Financing Authority
Amador Valley Industries LLC,
Series 2005 A, AMT, LOC: Wells Fargo Bank N.A. 1.850% 06/01/15 (b)	5,300,000	5,300,000
Blue Line Transfer, Inc.,
Series 2002 A, AMT, LOC: Wells Fargo Bank N.A. 1.850% 08/01/14 (b)	703,900	703,900
CR&R, Inc.,
Series 2006 A, AMT, LOC: Bank of the West 1.880% 06/01/25 (b)	3,920,000	3,920,000
Exxon Mobil Corp.,
Series 2000, 2.100% 04/01/17 (a)	7,765,000	7,765,000
Marborg Industries,
Series 2006 A, AMT, LOC: Pacific Capital Bank N.A., LOC: Wachovia Bank N.A. 1.850% 06/01/35 (b)	5,100,000	5,100,000
San Diego Gas & Electric Co.,
Series 1999, Insured: MBIA, LIQ FAC: Merrill Lynch Capital Services 2.670% 06/01/14 (b)	24,160,000	24,160,000
Series 2000,
LIQ FAC: Merrill Lynch Capital Services 2.670% 06/01/14 (b)	11,850,000	11,850,000

See Accompanying Notes to Financial Statements.

7

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Sierra Pacific Industries, Inc.,
Series 1993, LOC: Wells Fargo Bank N.A. 1.650% 02/01/13 (b)	13,400,000	13,400,000
Solid Waste Disposal,
Series 1998 A, AMT, LOC: Comerica Bank 1.900% 03/01/18 (b)	500,000	500,000
Southdown, Inc.,
Series 1983, LOC: Wachovia Bank N.A.: 1.650% 02/15/13 (b)	8,000,000	8,000,000
1.650% 09/15/13 (b)	9,400,000	9,400,000
US Borax, Inc.,
Series 1995 A, LOC: Wachovia Bank N.A. 1.730% 06/01/10 (b)	5,145,000	5,145,000
CA Puttable Floating Option Tax-Exempt Receipts
Merrill Lynch,
Series 2007, LIQ FAC: Dexia Credit Local
1.860% 03/01/16 (b)	13,420,000	13,420,000
Series 2007, AMT:
LIQ FAC: Merrill Lynch Capital Services 2.740% 11/01/24 (b)	9,910,000	9,910,000
LIQ FAC: FHLMC 2.100% 10/01/31 (b)	68,785,000	68,785,000
SPA: FHLMC 2.120% 01/01/45 (b)	8,455,000	8,455,000
SPA: FHLMC 2.100% 12/01/46 (b)	81,251,000	81,251,000
Series 2007:
Insured: AMBAC, LIQ FAC: Dexia Credit Local 1.820% 02/01/18 (b)	5,760,000	5,760,000
Insured: FGIC, LIQ FAC: Dexia Credit Local 1.820% 12/01/35 (b)	10,300,000	10,300,000
Series 2008, AMT,
LIQ FAC: FHLMC: 2.140% 06/08/29 (b)	5,775,000	5,775,000
2.140% 05/01/30 (b)	7,375,000	7,375,000
2.140% 11/01/42 (b)	7,540,000	7,540,000
2.140% 01/01/43 (b)	8,485,000	8,485,000
2.140% 04/01/44 (b)	16,470,000	16,470,000
2.140% 05/01/44 (b)	12,375,000	12,375,000
2.140% 03/01/45 (b)	6,695,000	6,695,000

	Par ($)	Value ($)
CA RBC Municipal Products, Inc. Trust
Series 2008 E5,
LOC: Royal Bank of Canada 1.840% 12/01/09 (b)	14,000,000	14,000,000
CA Riverside County Housing Authority
AP II Murrieta LP,
Series 1998 A, AMT, Insured: FHLMC 1.970% 01/15/29 (b)	12,600,000	12,600,000
CA Roseville
Series 2008 A,
LOC: Dexia Credit Local 1.600% 02/01/35 (b)	13,500,000	13,500,000
CA Sacramento City Financing Authority
Sacramento Convention Center,
Series 1999 A, Pre-refunded 07/01/09, 6.250% 01/01/30	11,885,000	12,537,467
CA Sacramento County Sanitation District
Series 2008 A,
LIQ FAC: Societe Generale: 1.850% 12/01/35 (b)	18,450,000	18,450,000
1.850% 12/01/35 (b)	2,500,000	2,500,000
Series 2008 E,
LOC: U.S. Bank Trust N.A. 1.500% 12/01/40 (b)	5,000,000	5,000,000
CA Sacramento County
Multi-Family Housing,
Series 2007 B, Guarantor: FNMA 1.640% 08/15/27 (a)	10,000,000	10,000,000
CA Sacramento Municipal Utilities District
1.420% 10/09/08	60,000,000	60,000,000
1.450% 09/09/08	60,000,000	60,000,000
1.500% 09/09/08	6,500,000	6,500,000
1.500% 10/09/08	7,000,000	7,000,000
CA Sacramento Suburban Water District
Series 2008 A1,
LOC: Dexia Credit Local 1.540% 11/01/28 (b)	3,700,000	3,700,000
Series 2008 A2,
LOC: Allied Irish Bank PLC 1.540% 11/01/28 (b)	3,100,000	3,100,000
CA San Bernardino County Certificates of Participation
Series 1996,
LOC: BNP Paribas 1.540% 07/01/15 (b)	2,000,000	2,000,000

See Accompanying Notes to Financial Statements.

8

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Bernardino County Housing Authority
Multi-Family Housing Revenue:
Indian Knoll Apartments, Series 1985 A, Guarantor: FNMA 1.770% 05/15/31 (a)	3,580,000	3,580,000
Reche Canyon Apartments, Series 1985, Guarantor: FNMA 1.770% 05/15/30 (a)	3,500,000	3,500,000
CA San Bernardino Flood Control District
Series 2008,
LOC: UBS Warburg 1.900% 08/01/37 (b)	5,500,000	5,500,000
CA San Diego Community College District
Series 2008,
LIQ FAC: Citigroup Financial Products 1.910% 08/01/30 (b)	6,420,000	6,420,000
CA San Diego County Water Authority
1.550% 02/05/09	17,350,000	17,350,000
Certificates of Participation
Series 2008, LIQ FAC: Morgan Stanley 1.910% 05/01/38 (b)	2,355,000	2,355,000
CA San Diego Housing Authority
Multi-Family Housing Revenue:
Series 2008 A, AMT, Guarantor: FNMA, 1.970% 02/15/38 (b)	4,900,000	4,900,000
Swift Real Estate Partners, Series 2004 C, Guarantor: FNMA 1.730% 01/15/35 (b)	11,915,000	11,915,000
CA San Diego Public Facilities Financing Authority
Series 2007,
LIQ FAC: Citigroup Financial Products 1.830% 05/15/09 (b)	78,295,000	78,295,000
Series 2008 A,
LOC: Societe Generale 1.850% 05/15/29 (b)	7,320,000	7,320,000
CA San Diego Sewer Revenue
LOC: Societe Generale 1.850% 05/15/20 (b)	4,165,000	4,165,000

	Par ($)	Value ($)
CA San Francisco City & County Redevelopment Agency
Multi-Family Housing Revenue:
Fillmore Center: Series 1992 B-1, LOC: FHLMC 1.800% 12/01/17 (b)	47,500,000	47,500,000
Series 1992 A, LOC: FHLMC 1.800% 12/01/17 (b)	30,100,000	30,100,000
Series 1992, AMT, LOC: FHLMC 1.840% 12/01/17 (b)	3,000,000	3,000,000
South Harbor, Series 1986, LOC: Credit Local de France 1.900% 12/01/16 (b)	5,000,000	5,000,000
CA San Francisco City & County Unified School District
Series 2008,
Insured: FSA, LIQ FAC: Morgan Stanley 1.910% 06/15/24 (b)	1,905,000	1,905,000
CA San Joaquin County
1.670% 11/13/08	45,500,000	45,500,000
CA San Jose Financing Authority Lease
Series 2008 A,
LOC: Bank of Nova Scotia 1.400% 06/01/39 (b)	5,000,000	5,000,000
Series 2008,
LOC: Citibank N.A. 1.820% 06/01/37 (b)	12,005,000	12,005,000
CA San Jose Multi-Family Housing Revenue
Evans Lane Apartments LP,
Series 2008 B, AMT, LOC: FHLMC 1.970% 07/01/38 (b)	12,950,000	12,950,000
Fairfield Trestles LP,
Series 2004 A, AMT, LOC: FHLMC 1.990% 03/01/37 (b)	7,325,000	7,325,000
Fairfield Turnleaf Apartments,
Series 2003 A, Insured: FHLMC 1.900% 06/01/36 (b)	10,960,000	10,960,000
CA San Jose
Series 2008, AMT,
LIQ FAC: Citigroup Financial Products 1.950% 05/01/41 (b)	12,350,000	12,350,000

See Accompanying Notes to Financial Statements.

9

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
CA San Mateo County Housing Authority
Multi-Family Mortgage Revenue,
Series 2006, SPA: Merrill Lynch Capital Services 2.660% 11/01/09 (b)	24,055,000	24,055,000
CA San Ramon Valley Unified School District
Series 2004,
Insured: FSA, SPA: Merrill Lynch Capital Services 1.960% 08/01/23 (b)	5,105,000	5,105,000
CA Santa Clara County Transportation Authority
Series 1985 A,
LOC: Credit Local de France 3.500% 06/01/15 (b)	10,530,000	10,530,000
CA Santa Rosa Housing Authority
Multi-Family Housing Revenue,
Series 1995 E, LOC: FHLMC 1.750% 03/01/12 (b)	17,140,000	17,140,000
CA Santa Rosa Wastewater Revenue
Series 2005,
Insured: AMBAC, SPA: Merrill Lynch International Bank 2.440% 09/01/31 (b)	9,230,000	9,230,000
CA Sausalito
Rotary Housing Corp.,
Series 2003, LOC: Bank of the West 1.600% 03/01/33 (b)	2,275,000	2,275,000
CA School Cash Reserve Program Authority
Series 2008 A,
LOC: U.S. Bank N.A. 3.000% 07/06/09	40,000,000	40,449,846
CA Snowline Joint Unified School District
Series 2007,
SPA: Dexia Credit Local: 3.000% 09/01/31 (b)	5,800,000	5,800,000
3.000% 09/01/40 (b)	17,200,000	17,200,000
CA Southern California Home Financing Authority
Single Family Revenue,
Series 2004 B, AMT, 1.790% 02/01/35 (a)	510,000	510,000

	Par ($)	Value ($)
CA Southern Home Financing Authority
Series 2004 A, AMT,
SPA: FNMA 1.790% 08/01/34 (b)	11,260,000	11,260,000
Series 2004 B, AMT,
LIQ FAC: BNP Paribas 1.790% 02/01/34 (b)	44,125,000	44,125,000
CA Southern Public Power Authority
Power Project Revenue,
Series 1991, LOC: Lloyds TSB Bank PLC 2.100% 07/01/19 (b)	59,900,000	59,900,000
Series 2008 A,
LOC: JPMorgan Chase Bank 2.024% 07/01/17 (b)	9,000,000	9,000,000
CA State University
1.400% 12/04/08	5,400,000	5,400,000
Series 2008,
LIQ FAC: Citibank N.A. 1.820% 11/01/39 (b)	3,000,000	3,000,000
CA Statewide Communities Development Authority
Hanna Boys Center,
Series 2002, LOC: Northern Trust Co. 1.860% 12/31/32 (b)	5,000,000	5,000,000
Industrial Development Revenue,
Multiple Peptide Systems, Series 2002 A, AMT, LOC: Bank of the West 1.800% 12/01/17 (b)	2,850,000	2,850,000
Kaiser Foundation Hospitals:
Series 2008 C, 1.950% 04/01/34 (a)	36,000,000	36,000,000
Series 2008, 1.460% 04/01/32 (a)	26,500,000	26,500,000
Kaiser Permanente,
Series 2003 D, 1.460% 05/01/33 (a)	19,800,000	19,800,000
Multi-Family Revenue:
Bay Vista at Meadow Park LP, Series 2003 1, AMT, LOC: Wells Fargo Bank N.A. 1.970% 12/15/37 (b)	7,300,000	7,300,000
Cienega Preservation LP, Series 2002 V, AMT, LOC: Washington Mutual Bank 1.800% 10/01/33 (b)	11,760,000	11,760,000

See Accompanying Notes to Financial Statements.

10

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank of California N.A. 1.660% 02/01/35 (b)	13,415,000	13,415,000
Rady Children's Hospital,
Series 2008 B, LOC: Bank of the West 2.600% 08/15/47 (b)	20,100,000	20,100,000
Series 2004 M,
1.600% 04/01/38 (a)	24,300,000	24,300,000
Series 2006,
LOC: Allied Irish Bank PLC 1.540% 06/01/27 (b)	9,325,000	9,325,000
Series 2007 29-G, AMT,
LIQ FAC: Goldman Sachs 1.900% 05/01/39 (b)	23,495,000	23,495,000
Series 2007, AMT:
LIQ FAC: Citigroup Financial Products: 2.110% 12/25/30 (b)	9,550,000	9,550,000
2.110% 07/01/32 (b)	9,625,000	9,625,000
LOC: Merrill Lynch Capital Services 2.100% 02/01/53 (b)	58,995,000	58,995,000
Series 2008 14-G,
LIQ FAC: Goldman Sachs Co. 1.850% 05/15/25 (b)	50,000,000	50,000,000
Series 2008, AMT,
LIQ FAC: Citigroup Financial Products 1.900% 07/01/34 (b)	7,675,000	7,675,000
Series 2008:
LIQ FAC: Citibank N.A.: 1.830% 04/01/31 (b)	4,900,000	4,900,000
1.830% 11/15/38 (b)	3,430,000	3,430,000
LIQ FAC: Morgan Stanley 2.040% 04/01/33 (b)	24,070,000	24,070,000
LOC: JPMorgan Chase Bak 1.750% 09/01/29 (b)	2,000,000	2,000,000
LIQ FAC: FHLMC 1.900% 09/01/40 (b)	11,400,000	11,400,000
CA State
Series 2004,
SPA: Dexia Credit Local 1.820% 04/01/17 (b)	6,125,000	6,125,000
Series 2005 A:
LOC: Calyon Bank 1.680% 05/01/40 (b)	106,975,000	106,975,000
LOC: Fortis Bank S.A./N.A. 1.680% 05/01/40 (b)	136,475,000	136,475,000
Series 2005,
GTY AGMT: Dexia Credit Local 1.820% 02/01/25 (b)	10,500,000	10,500,000

	Par ($)	Value ($)
Series 2007 A,
LIQ FAC: Societe Generale 1.880% 06/01/37 (b)	24,840,000	24,840,000
Series 2007:
Insured: FSA, LIQ FAC: Citigroup Financial Products 1.820% 06/01/32 (b)	35,225,000	35,225,000
LIQ FAC: Citibank N.A. 1.820% 05/01/15 (b)	17,920,000	17,920,000
Series 2008 A,
LOC: Societe Generale 1.850% 06/01/26 (b)	8,155,000	8,155,000
Series 2008:
Insured: FSA, LIQ FAC: JPMorgan Chase Bank 2.340% 06/01/15 (b)	3,955,000	3,955,000
LIQ FAC: Wells Fargo Bank N.A. 1.900% 04/01/38 (b)	18,805,000	18,805,000
CA Sweetwater High School District
Series 2008,
LIQ FAC: Citibank N.A. 2.160% 08/01/38 (b)	4,600,000	4,600,000
CA Union City Multifamily
Series 2007,
SPA: Goldman Sachs 1.850% 12/15/26 (b)	7,970,000	7,970,000
CA University of California Regents Medical Center
Series 2007 B-2,
2.240% 05/15/32 (a)	4,350,000	4,350,000
CA University
Series 2008:
LIQ FAC: Citibank N.A. 1.820% 05/15/37 (b)	3,440,000	3,440,000
LIQ FAC: Morgan Stanley 1.990% 05/15/33 (b)	42,980,000	42,980,000
CA Watereuse Finance Authority
Series 1998,
SPA: DEPFA Bank PLC 2.500% 05/01/28 (b)	8,380,000	8,380,000
CA West Contra Costa Unified School District
Series 2008,
LIQ FAC: Citigroup Financial Products 1.820% 08/01/35 (b)	6,300,000	6,300,000
CA West Hills Community College District
Series 2008,
LOC: Union Bank of California N.A. 1.570% 07/01/33 (b)	14,925,000	14,925,000

See Accompanying Notes to Financial Statements.

11

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
CA William S. Hart Union High School
Series 2003,
LIQ FAC: Societe Generale 2.530% 09/01/27 (b)	8,600,000	8,600,000
CA Yosemite Community College District
Series 2008,
LIQ FAC: Citigroup Financial Products 1.910% 08/01/32 (b)	11,300,000	11,300,000
California Total		4,737,490,692
Puerto Rico – 10.5%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007,
LIQ FAC: Branch Banking & Trust 1.820% 07/01/33 (b)	12,150,000	12,150,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 1.870% 08/01/47 (b)	21,870,000	21,870,000
PR Commonwealth of Puerto Rico DFA Municipal Trust
Series 2007,
LIQ FAC: DEPFA Bank PLC 1.890% 07/01/26 (b)	18,565,000	18,565,000
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2002,
LIQ FAC: Morgan Stanley 2.300% 07/01/16 (b)	9,595,000	9,595,000
Series 2007 19A,
Insured: FSA, LIQ FAC: Societe Generale 1.870% 07/01/29 (b)	11,330,000	11,330,000
Series 2008 A,
LIQ FAC: Societe Generale 1.860% 07/01/29 (b)	10,080,000	10,080,000
Series 2008,
LOC: Societe Generale 1.850% 07/01/32 (b)	8,160,000	8,160,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998,
LOC: Scotia Bank 1.600% 07/01/28 (b)	16,765,000	16,765,000

	Par ($)	Value ($)
Series 2005:
GTY AGMT: Dexia Credit Local 1.840% 07/01/41 (b)	98,085,000	98,085,000
SPA: Bank of New York 1.900% 07/01/30 (b)	22,715,000	22,715,000
Series 2008:
GTY AGMT: Morgan Stanley: 2.040% 07/01/45 (b)	23,535,000	23,535,000
GTY AGMT: Morgan Stanley: 2.040% 07/01/45 (b)	28,080,000	28,080,000
GTY AGMT: Dexia Credit Local 1.840% 01/01/28 (b)	4,380,000	4,380,000
GTY AGMT: Morgan Stanley 2.040% 07/01/41 (b)	40,000,000	40,000,000
GTY AGMT: Morgan Stanley 2.040% 07/01/33 (b)	10,280,000	10,280,000
PR Commonwealth of Puerto Rico Infrastructure Financing Authority
Series 2000-2,
LIQ FAC: Goldman Sachs & Co. 1.870% 10/01/23 (b)(d)	9,845,000	9,845,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2008,
LIQ FAC: JPMorgan Chase & Co. 1.840% 07/19/18 (b)	14,990,000	14,990,000
PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts
Merrill Lynch,
Series 2007, GTY AGMT: Svenska Handelsbanken 2.440% 07/01/22 (b)	17,310,000	17,310,000
Series 2007:
GTY AGMT: Dexia Credit Local 1.860% 08/01/42 (b)	3,750,000	3,750,000
GTY AGMT: Dexia Credit Local 1.840% 07/01/33 (b)	24,960,000	24,960,000
PR Commonwealth of Puerto Rico Sales Tax Financing Corp.
Series 2007,
LIQ FAC: Citibank N.A.: 1.870% 08/01/47 (b)	17,445,000	17,445,000
1.870% 08/01/54 (b)	51,500,000	51,500,000
PR Commonwealth of Puerto Rico
Series 2004,
GTY AGMT: Morgan Stanley 2.040% 07/01/21 (b)	3,991,500	3,991,500
Series 2007 A-6,
LOC: UBS AG 2.150% 07/01/33 (b)	27,500,000	27,500,000

See Accompanying Notes to Financial Statements.

12

Columbia California Tax-Exempt Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2007 A8,
SPA: Wachovia Bank N.A. 1.700% 07/01/34 (b)	7,200,000	7,200,000
Series 2008 B,
LOC: Wachovia Bank N.A. 2.150% 07/01/32 (b)	40,125,000	40,125,000
Puerto Rico Total		554,206,500
Total Municipal Bonds (cost of $5,291,697,192)		5,291,697,192
Total Investments – 99.8% (cost of $5,291,697,192) (c)		5,291,697,192
Other Assets & Liabilities, Net – 0.2%		11,648,122
Net Assets – 100.0%		5,303,345,314

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2008.

(c)  Cost for federal income tax purposes is $5,291,697,192.

(d)  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, this security, which is not illiquid, represents 0.2% of net assets.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

13

Statement of Assets and Liabilities – Columbia California Tax-Exempt Reserves
August 31, 2008

		($)
Assets	Investments, at amortized cost approximating value	5,291,697,192
	Cash	7,182
	Receivable for:
	Investments sold	100,757
	Fund shares sold	2,573,653
	Interest	15,555,361
	Expense reimbursement due from investment advisor/administrator	2,562
	Other assets	7,248
	Total Assets	5,309,943,955
Liabilities	Payable for:
	Investments purchased	245,013
	Fund shares repurchased	2,700,000
	Distributions	1,312,501
	Investment advisory fee	690,748
	Administration fee	172,910
	Transfer agent fee	5,199
	Pricing and bookkeeping fees	25,588
	Trustees' fees	64,013
	Custody fee	369
	Distribution and service fees	1,250,569
	Chief compliance officer expenses	363
	Other liabilities	131,368
	Total Liabilities	6,598,641
	Net Assets	5,303,345,314
Net Assets Consist of	Paid-in capital	5,302,593,607
	Undistributed net investment income	751,707
	Net Assets	5,303,345,314

See Accompanying Notes to Financial Statements.

14

Statement of Assets and Liabilities (continued) – Columbia California Tax-Exempt Reserves
August 31, 2008

Capital Class Shares	Net assets	$857,424,872
	Shares outstanding	857,314,612
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$761,990,772
	Shares outstanding	761,892,784
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$33,242,050
	Shares outstanding	33,237,775
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$673,999,877
	Shares outstanding	673,913,205
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$262,145,419
	Shares outstanding	262,111,709
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,772,302,693
	Shares outstanding	1,772,074,786
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$942,239,631
	Shares outstanding	942,118,464
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

15

Statement of Operations – Columbia California Tax-Exempt Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	120,524,491
Expenses	Investment advisory fee	7,076,887
	Administration fee	4,242,612
	Distribution fee:
	Investor Class Shares	247,698
	Daily Class Shares	6,155,215
	Shareholder servicing and administration fees:
	Trust Class Shares	594,393
	Liquidity Class Shares	139,965
	Adviser Class Shares	1,557,911
	Investor Class Shares	619,245
	Daily Class Shares	4,396,582
	Institutional Class Shares	276,209
	Transfer agent fee	29,665
	Pricing and bookkeeping fees	212,854
	Trustees' fees	24,524
	Custody fee	104,542
	Chief compliance officer expenses	2,163
	Other expenses	328,002
	Total Expenses	26,008,467
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(2,513,573)
	Fees waived by shareholder service provider—Liquidity Class Shares	(55,986)
	Expense reductions	(72,918)
	Net Expenses	23,365,990
	Net Investment Income	97,158,501
	Net realized gain on investments	191,230
	Net Increase in Resulting from Operations	97,349,731

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets – Columbia California Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($) (a)
Operations	Net investment income	97,158,501	116,179,043
	Net realized gain on investments	191,230	507,615
	Net Increase Resulting from Operations	97,349,731	116,686,658
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(17,697,814)	(14,896,687)
	Trust Class Shares	(13,252,704)	(18,283,412)
	Liquidity Class Shares	(1,348,000)	(1,406,028)
	Adviser Class Shares	(13,021,901)	(13,440,551)
	Investor Class Shares	(5,161,068)	(6,817,577)
	Market Class Shares	—	(215)
	Daily Class Shares	(30,973,219)	(39,966,428)
	Class B Shares	—	(114)
	Institutional Class Shares	(15,712,135)	(21,368,031)
	Total Distributions to Shareholders	(97,166,841)	(116,179,043)
	Net Capital Share Transactions	1,287,019,179	295,903,625
	Total Increase in Net Assets	1,287,202,069	296,411,240
Net Assets	Beginning of period	4,016,143,245	3,719,732,005
	End of period	5,303,345,314	4,016,143,245
	Undistributed net investment income at end of period	751,707	568,817

(a) Market Class Shares and Class B Shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.

17

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Reserves

	Year Ended August 31,
	2008		2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Stock Activity
Capital Class Shares
Subscriptions	2,863,240,549	2,863,240,549	1,783,861,897	1,783,861,897
Distributions reinvested	11,769,863	11,769,863	12,848,648	12,848,648
Redemptions	(2,574,920,371)	(2,574,920,371)	(1,748,659,761)	(1,748,659,761)
Net increase	300,090,041	300,090,041	48,050,784	48,050,784
Trust Class Shares
Subscriptions	956,443,026	956,443,026	1,010,437,533	1,010,437,533
Distributions reinvested	427,059	427,059	597,039	597,039
Redemptions	(719,902,080)	(719,902,080)	(1,003,439,872)	(1,003,439,872)
Net increase	236,968,005	236,968,005	7,594,700	7,594,700
Liquidity Class Shares
Subscriptions	60,661,838	60,661,838	82,784,926	82,784,926
Distributions reinvested	1,329,988	1,329,988	1,405,858	1,405,858
Redemptions	(94,786,318)	(94,786,318)	(45,716,084)	(45,716,084)
Net increase (decrease)	(32,794,492)	(32,794,492)	38,474,700	38,474,700
Adviser Class Shares
Subscriptions	834,102,061	834,102,061	692,347,874	692,347,874
Distributions reinvested	13,019,297	13,019,297	13,440,480	13,440,480
Redemptions	(672,050,919)	(672,050,919)	(583,892,515)	(583,892,515)
Net increase	175,070,439	175,070,439	121,895,839	121,895,839
Investor Class Shares
Subscriptions	671,430,562	671,430,562	619,076,576	619,076,576
Distributions reinvested	5,158,365	5,158,365	6,814,148	6,814,148
Redemptions	(703,961,979)	(703,961,979)	(541,919,998)	(541,919,998)
Net increase (decrease)	(27,373,052)	(27,373,052)	83,970,726	83,970,726
Market Class Shares
Distributions reinvested	—	—	189	189
Redemptions	—	—	(10,411)	(10,411)
Net decrease	—	—	(10,222)	(10,222)
Daily Class Shares
Subscriptions	2,247,112,843	2,247,112,843	1,661,155,629	1,661,155,629
Distributions reinvested	30,970,029	30,970,029	39,966,428	39,966,428
Redemptions	(2,044,259,347)	(2,044,259,347)	(1,557,552,022)	(1,557,552,022)
Net increase	233,823,525	233,823,525	143,570,035	143,570,035

See Accompanying Notes to Financial Statements.

18

Statement of Changes in Net Assets (continued) – Columbia California Tax-Exempt Reserves

	Year Ended August 31,
	2008		2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Distributions reinvested	—	—	101	101
Redemptions	—	—	(6,802)	(6,802)
Net decrease	—	—	(6,701)	(6,701)
Institutional Class Shares
Subscriptions	1,270,014,097	1,270,014,097	1,626,167,003	1,626,167,003
Distributions reinvested	15,707,816	15,707,816	21,358,495	21,358,495
Redemptions	(884,487,200)	(884,487,200)	(1,795,161,734)	(1,795,161,734)
Net increase (decrease)	401,234,713	401,234,713	(147,636,236)	(147,636,236)

(a)  Market Class Shares and Class B Shares reflect activity for the period September 1, 2006 through May 30, 2007.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0242		0.0340		0.0139		0.0250		0.0123	0.0083
Less Distributions to Shareholders:
From net investment income	(0.0242)		(0.0340)		(0.0139)		(0.0250)		(0.0123)	(0.0083)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.45%		3.45%		1.40	%(d)	2.53%		1.24%	0.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(e)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.37	%(e)	3.40	%(e)	3.32	%(e)(f)	2.59	%(e)	1.21%	0.83%
Net assets, end of period (000's)	$857,425		$557,296		$509,181		$431,530		$105,823	$169,317

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0232		0.0330		0.0135		0.0240		0.0113	0.0073
Less Distributions to Shareholders:
From net investment income	(0.0232)		(0.0330)		(0.0135)		(0.0240)		(0.0113)	(0.0073)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.35%		3.35%		1.36	%(d)	2.42%		1.14%	0.74%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(e)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.23	%(e)	3.30	%(e)	3.22	%(e)(f)	2.41	%(e)	1.15%	0.73%
Net assets, end of period (000's)	$761,991		$525,007		$517,340		$470,430		$339,137	$294,225

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0227		0.0325		0.0133		0.0235		0.0108	0.0068
Less Distributions to Shareholders:
From net investment income	(0.0227)		(0.0325)		(0.0133)		(0.0235)		(0.0108)	(0.0068)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.30%		3.30%		1.34	%(d)	2.37%		1.09%	0.69%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%		0.16	%(f)	0.16%		0.18%	0.72%
Net investment income	2.41	%(e)	3.27	%(e)	3.17	%(e)(f)	2.39	%(e)	1.37%	0.68%
Net assets, end of period (000's)	$33,242		$66,038		$27,557		$35,797		$16,585	$1,095

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0217		0.0315		0.0129		0.0225		0.0098	0.0058
Less Distributions to Shareholders:
From net investment income	(0.0217)		(0.0315)		(0.0129)		(0.0225)		(0.0098)	(0.0058)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.20%		3.19%		1.30	%(d)	2.27%		0.98%	0.59%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(e)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.09	%(e)	3.15	%(e)	3.08	%(e)(f)	2.19	%(e)	1.01%	0.58%
Net assets, end of period (000's)	$674,000		$498,926		$376,973		$260,633		$593,136	$475,799

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0207		0.0305		0.0125		0.0215		0.0088	0.0048
Less Distributions to Shareholders:
From net investment income	(0.0207)		(0.0305)		(0.0125)		(0.0215)		(0.0088)	(0.0048)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.09%		3.09%		1.25	%(d)	2.17%		0.88%	0.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.55	%(e)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.08	%(e)	3.05	%(e)	2.98	%(e)(f)	2.13	%(e)	0.85%	0.48%
Net assets, end of period (000's)	$262,145		$289,499		$205,499		$225,846		$244,229	$369,440

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0182		0.0280		0.0114		0.0190		0.0063	0.0026
Less Distributions to Shareholders:
From net investment income	(0.0182)		(0.0280)		(0.0114)		(0.0190)		(0.0063)	(0.0026)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	1.84%		2.84%		1.15	%(d)	1.91%		0.63%	0.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.80	%(e)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.77%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.10%
Net investment income	1.76	%(e)	2.80	%(e)	2.73	%(e)(f)	1.94	%(e)	0.63%	0.26%
Net assets, end of period (000's)	$1,772,303		$1,538,428		$1,394,667		$1,357,176		$742,981	$726,888

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – Columbia California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0238		0.0336		0.0138		0.0246		0.0119	0.0079
Less Distributions to Shareholders:
From net investment income	(0.0238)		(0.0336)		(0.0138)		(0.0246)		(0.0119)	(0.0079)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.41%		3.41%		1.39	%(d)	2.49%		1.20%	0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(e)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.28	%(e)	3.34	%(e)	3.28	%(e)(f)	2.63	%(e)	1.16%	0.79%
Net assets, end of period (000's)	$942,240		$540,951		$688,499		$660,513		$83,596	$126,531

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

26

Notes to Financial Statements – Columbia California Tax-Exempt Reserves
August 31, 2008

Note 1. Organization

Columbia California Tax-Exempt Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

27

Columbia California Tax-Exempt Reserves
August 31, 2008

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2008, permanent book and tax differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$191,230	$(191,230)	$—

Net investment income and net realized gains, as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from	2008	2007
Tax-Exempt Income	$94,654,104	$115,187,209
Ordinary Income*	2,327,321	875,777
Long-Term Capital Gains	185,416	116,057

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$2,064,208	$—	$—

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption.

28

Columbia California Tax-Exempt Reserves
August 31, 2008

Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

29

Columbia California Tax-Exempt Reserves
August 31, 2008

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $4,297.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, no minimum account balance fees were charged by the Fund.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

30

Columbia California Tax-Exempt Reserves
August 31, 2008

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Administration Plans:
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2011	2010	2009	recovery	ended 8/31/08
$2,513,573	$2,284,293	$933,182	$5,731,048	—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant

31

Columbia California Tax-Exempt Reserves
August 31, 2008

or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $72,918 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period, after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 18.4% of the Fund's shares outstanding were beneficially owned by one participant account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2008, the Fund had one shareholder that held 68.3% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at August 31, 2008 invested in debt obligations issued by each of California and Puerto Rico and their political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of the state's or territory's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management

32

Columbia California Tax-Exempt Reserves
August 31, 2008

Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Subsequent Event

The United States Department of the Treasury has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On October 1, 2008, the Board of Trustees approved the participation of the Fund in the Program, and the Fund is participating in the Program.

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a "guarantee event") and the Fund subsequently liquidates. The

33

Columbia California Tax-Exempt Reserves
August 31, 2008

Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program is in effect through December 18, 2008, unless extended.

34

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia California Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia California Tax-Exempt Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

35

Federal Income Tax Information (Unaudited) – Columbia California Tax-Exempt Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the year ended August 31, 2008, Columbia California Tax-Exempt Reserves designates long-term capital gains of $194,687.

For the fiscal year ended August 31, 2008, Columbia California Tax-Exempt Reserves designated 97.7% of distributions made from net investment income as exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

36

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director-Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President-Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer-Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer-ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman-Conseco, Inc. (insurance) from September 2004 through current. Oversees 67. Director-Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67; President and Director-Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director-Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman-Franklin Portfolio Associates (investing-Mellon affiliate), 1982 through 2007; Trustee and Chairman-Research Foundation of CFA Institute; Director-MIT Investment Company; Trustee-MIT 401k Plan

37

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor-McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer-Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President-Micco Corporation and Mickel Investment Group. Oversees 67. Board Member-Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President-Columbia Funds, since October 2004; Managing Director-Columbia Management Advisors, LLC, since September 2005; Senior Vice President-Columbia Management Distributors, Inc., since January 2005; Director-Columbia Management Services, Inc., since January 2005; Director-Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director-FIM Funding, Inc., since January 2005; President and Chief Executive Officer-CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

38

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer-Columbia Funds, from October 2003 to May 2008; Treasurer-the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President-Columbia Management Advisors, LLC, from April 2003 to December 2004; President-Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer-Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004-Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting of the Advisor from April 2002 to October 2004.

39

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Important Information About This Report – Columbian California Tax-Exempt Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia California Tax-Exempt Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

41

Columbia Management®

Columbia California Tax-Exempt Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/155850-0808 (10/08) 08/61097

Columbia Management®

Annual Report

August 31, 2008

Columbia Government Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	28

Federal Income Tax Information	29

Fund Governance	30

Important Information About This Report	33

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■  Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■  News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■  Monthly and quarterly performance information.

■  Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■  Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■  Mutual fund account details with balances, dividend and transaction information

■  Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■  On-line transactions including purchases, exchanges and redemptions

■  Account maintenance for updating your address and dividend payment options

■  Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,011.61	1,024.13	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,011.11	1,023.63	1.52	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,010.81	1,023.38	1.77	1.78	0.35
Adviser Class Shares	1,000.00	1,000.00	1,010.31	1,022.87	2.27	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,009.80	1,022.37	2.78	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,008.50	1,021.11	4.04	4.06	0.80
Class A Shares	1,000.00	1,000.00	1,009.40	1,021.87	3.28	3.30	0.65
Institutional Class Shares	1,000.00	1,000.00	1,011.41	1,023.93	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,011.11	1,023.68	1.47	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,011.61	1,024.13	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Government Reserves

August 31, 2008

Government & Agency Obligations – 99.9%
	Par ($)	Value ($)
U.S. Government Agencies – 98.3%
Federal Farm Credit Bank
1.960% 10/20/08(a)	57,500,000	57,499,237
1.960% 02/11/09(a)	75,000,000	74,996,796
1.970% 11/24/08(a)	100,000,000	99,995,600
2.321% 09/03/09(a)	44,000,000	44,002,724
2.347% 02/23/09(a)	75,000,000	75,000,000
Federal Home Loan Bank
1.950% 09/02/08(b)	1,681,294,000	1,681,202,930
2.000% 10/01/08	15,850,000	15,846,877
2.050% 09/10/08(b)	207,783,000	207,676,511
2.100% 09/02/08(b)	275,000,000	274,983,958
2.100% 09/19/08(b)	117,416,000	117,292,713
2.160% 09/03/08(b)	200,000,000	199,976,000
2.170% 09/08/08(b)	100,000,000	99,957,806
2.180% 09/17/08(b)	138,800,000	138,665,518
2.200% 09/04/08(b)	250,000,000	249,954,167
2.200% 09/08/08(b)	210,000,000	209,910,167
2.200% 09/09/08(b)	62,980,000	62,949,210
2.200% 10/15/08	158,000,000	157,939,018
2.210% 09/05/08(b)	509,685,000	509,559,844
2.220% 09/05/08(b)	190,000,000	189,953,133
2.220% 01/02/09	256,000,000	256,000,000
2.230% 09/10/08(b)	73,276,000	73,235,149
2.230% 09/19/08(b)	300,000,000	299,665,500
2.230% 09/25/08	159,000,000	159,000,000
2.230% 11/21/08(b)	48,000,000	47,759,160
2.239% 10/03/08(b)	50,000,000	49,900,489
2.240% 09/12/08(b)	55,725,000	55,686,859
2.250% 10/03/08	240,000,000	240,000,000
2.251% 09/03/08(b)	77,000,000	76,990,371
2.260% 10/10/08	187,000,000	186,947,142
2.270% 09/19/08(b)	165,000,000	164,812,725
2.270% 10/29/08	200,000,000	200,000,000
2.300% 09/10/08(b)	200,000,000	199,885,000
2.310% 10/10/08(b)	185,000,000	184,537,037
2.330% 10/03/08(b)	39,150,000	39,068,916
2.370% 09/12/08(b)	34,600,000	34,574,944
2.370% 09/17/08(b)	64,070,000	64,002,513
2.370% 10/10/08(b)	285,000,000	284,268,262
2.390% 10/27/08(b)	85,124,000	84,807,528
2.390% 12/28/09(a)	165,000,000	164,900,309
2.400% 09/19/08(b)	104,744,000	104,618,307
2.400% 04/21/09	200,000,000	199,977,118
2.404% 09/14/09(a)	150,000,000	149,992,368
2.406% 09/18/09(a)	97,000,000	96,997,910
2.411% 09/04/09(a)	220,000,000	220,000,000
2.450% 10/24/08(b)	13,022,000	12,975,030
2.455% 09/19/08(b)	700,000,000	699,140,750
2.470% 09/24/08(b)	392,684,000	392,064,323

	Par ($)	Value ($)
2.491% 06/11/09(a)	50,000,000	50,027,315
2.500% 10/10/08(b)	161,000,000	160,563,958
2.511% 12/11/09(a)	47,000,000	47,000,000
2.536% 03/04/09(a)	240,000,000	240,139,643
2.542% 03/02/09(a)	150,000,000	150,000,000
2.554% 12/17/08(a)	100,000,000	100,000,000
2.570% 01/02/09(b)	245,840,000	243,681,320
2.580% 09/03/08	55,000,000	55,001,073
2.589% 01/08/09(a)	430,000,000	430,022,687
2.592% 12/24/08(a)	192,000,000	192,000,000
2.600% 12/05/08(b)	100,000,000	99,313,889
2.605% 05/27/09(a)	90,000,000	90,014,059
2.608% 12/15/09(a)	100,000,000	99,969,066
2.611% 04/07/09(a)	25,000,000	24,993,184
2.613% 07/14/09(a)	75,000,000	75,013,691
2.615% 07/10/09(a)	755,000,000	754,981,035
2.616% 12/15/08(a)	20,000,000	20,006,338
2.616% 04/30/09(a)	25,000,000	24,999,026
2.616% 07/09/09(a)	150,000,000	150,140,950
2.616% 07/16/09(a)	180,000,000	180,074,004
2.625% 04/22/09	59,945,000	59,945,000
2.626% 11/23/09(a)	250,000,000	250,102,748
2.629% 01/23/09(a)	335,000,000	335,015,661
2.629% 01/08/10(a)	150,000,000	150,071,545
2.630% 05/20/09(a)	125,000,000	125,000,000
2.632% 01/11/10(a)	140,000,000	140,138,579
2.636% 10/30/08(a)	160,000,000	159,997,502
2.641% 10/16/08(a)	10,000,000	9,999,752
2.644% 11/14/08(a)	112,000,000	111,994,124
2.654% 08/05/09(a)	1,176,000,000	1,176,148,948
2.659% 09/19/08(a)	25,000,000	24,999,704
2.662% 08/07/09(a)	150,000,000	150,010,472
2.664% 09/17/08(a)	15,000,000	15,001,644
2.671% 02/23/09(a)	75,000,000	75,000,000
2.681% 01/15/09(a)	25,000,000	25,013,492
2.683% 02/11/09(a)	140,000,000	140,005,734
2.687% 02/18/09(a)	371,730,000	371,743,699
2.790% 01/15/09(b)	200,000,000	197,892,000
3.625% 11/14/08	187,560,000	187,963,472
4.250% 09/12/08	23,175,000	23,187,155
4.250% 09/26/08	29,385,000	29,420,363
4.625% 10/10/08	29,730,000	29,796,353
5.000% 09/12/08	25,000,000	25,020,980
5.250% 01/16/09	25,710,000	25,941,400
U.S. Government Agencies Total		16,236,521,484

See Accompanying Notes to Financial Statements.

2

Columbia Government Reserves

August 31, 2008

Government & Agency Obligations (continued)
	Par ($)	Value ($)
U.S. Government Obligations – 1.6%
U.S. Treasury Bill
1.000% 09/04/08(c)	10,000,000	9,999,166
1.120% 09/18/08(c)	25,000,000	24,986,778
1.140% 09/04/08(c)	20,000,000	19,998,095
1.600% 09/18/08(c)	207,122,000	206,965,508
U.S. Government Obligations Total		261,949,547
Total Government & Agency Obligations (cost of $16,498,471,031)		16,498,471,031
Total Investments – 99.9% (cost of $16,498,471,031)(d)		16,498,471,031
Other Assets & Liabilities, Net – 0.1%		23,246,348
Net Assets – 100.0%		16,521,717,379

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  The rate shown represents the annualized yield at the date of purchase.

(d)  Cost for federal income tax purposes is $16,498,471,031.

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – Columbia Government Reserves
August 31, 2008

		($)
Assets	Investments, at amortized cost approximating value	16,498,471,031
	Cash	609
	Receivable for:
	Fund shares sold	13,364
	Interest	37,222,949
	Expense reimbursement due from investment advisor/administrator	14,501
	Trustees' deferred compensation plan	83,559
	Other assets	34,681
	Total Assets	16,535,840,694
Liabilities	Payable for:
	Fund shares repurchased	57,450
	Distributions	9,571,172
	Investment advisory fee	2,125,112
	Administration fee	555,580
	Transfer agent fee	10,689
	Pricing and bookkeeping fees	19,688
	Trustees' fees	93,742
	Custody fee	30,914
	Distribution and service fees	1,331,495
	Chief complaince officer expenses	1,055
	Trustees' deferred compensation plan	83,559
	Other liabilities	242,859
	Total Liabilities	14,123,315
	Net Assets	16,521,717,379
Net Assets Consist of	Paid-in capital	16,522,609,177
	Undistributed net investment income	176,875
	Accumulated net realized loss	(1,068,673)
	Net Assets	16,521,717,379

See Accompanying Notes to Financial Statements.
4

Statement of Assets and Liabilities (continued) – Columbia Government Reserves
August 31, 2008

Capital Class Shares	Net assets	$7,646,774,570
	Shares outstanding	7,647,248,779
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,948,302,253
	Shares outstanding	1,948,423,075
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$1,225,416,994
	Shares outstanding	1,225,492,987
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$1,820,646,069
	Shares outstanding	1,820,758,975
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$107,655,623
	Shares outstanding	107,662,299
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$898,522,239
	Shares outstanding	898,577,960
	Net asset value per share	$1.00
Class A Shares	Net assets	$11,109,604
	Shares outstanding	11,110,293
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,617,572,910
	Shares outstanding	2,617,735,237
	Net asset value per share	$1.00
Retail A Shares	Net assets	$54,591,008
	Shares outstanding	54,594,393
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$191,126,109
	Shares outstanding	191,137,962
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
5

Statement of Operations – Columbia Government Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	462,168,470
Expenses	Investment advisory fee	21,224,253
	Administration fee	12,915,837
	Distribution fee:
	Investor Class Shares	267,518
	Daily Class Shares	3,391,149
	Class A Shares	13,083
	Shareholder servicing and administration fees:
	Trust Class Shares	1,022,699
	Liquidity Class Shares	3,108,275
	Adviser Class Shares	4,430,590
	Investor Class Shares	668,795
	Daily Class Shares	2,422,249
	Class A Shares	45,790
	Institutional Class Shares	760,004
	Retail A Shares	49,819
	Transfer agent fee	659,464
	Pricing and bookkeeping fees	179,076
	Trustees' fees	27,803
	Custody fee	213,059
	Chief compliance officer expenses	5,449
	Other expenses	533,590
	Total Expenses	51,938,502
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(7,400,332)
	Fees waived by shareholder service provider—Liquidity Class Shares	(1,243,310)
	Expense reductions	(61,499)
	Net Expenses	43,233,361
	Net Investment Income	418,935,109
	Net realized gain on investments	19,229
	Net Increase Resulting from Operations	418,954,338

See Accompanying Notes to Financial Statements.
6

Statement of Changes in Net Assets – Columbia Government Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($) (a)(b)
Operations	Net investment income	418,935,109	275,110,613
	Net realized gain on investments	19,229	14,550
	Net Increase Resulting from Operations	418,954,338	275,125,163
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(205,511,953)	(75,757,194)
	Trust Class Shares	(24,955,610)	(11,547,915)
	Liquidity Class Shares	(36,377,012)	(41,046,433)
	Adviser Class Shares	(52,699,576)	(56,916,619)
	Investor Class Shares	(7,996,913)	(19,989,597)
	Market Class Shares	—	(909)
	Daily Class Shares	(24,916,560)	(27,452,097)
	Class A Shares	(371,697)	(841,570)
	Class B Shares	—	(7,350)
	Institutional Class Shares	(56,674,389)	(26,101,380)
	Retail A Shares	(1,807,772)	(2,957,054)
	G-Trust Shares	(7,646,095)	(12,492,494)
	Total Distributions to Shareholders	(418,957,577)	(275,110,612)
	Net Capital Share Transactions	8,664,466,601	2,417,896,761
	Total Increase in Net Assets	8,664,463,362	2,417,911,312
Net Assets	Beginning of period	7,857,254,017	5,439,342,705
	End of period	16,521,717,379	7,857,254,017
	Undistributed net investment income at end of period	176,875	261,684

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  Class B shares were fully redeemed on May 30, 2007.

See Accompanying Notes to Financial Statements.
7

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	Year Ended August 31,
	2008		2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Stock Activity
Capital Class Shares
Subscriptions	31,566,786,431	31,566,786,430	7,790,907,086	7,790,907,086
Distributions reinvested	163,214,671	163,214,671	67,335,404	67,335,404
Redemptions	(27,370,387,922)	(27,370,387,923)	(6,241,900,420)	(6,241,900,420)
Net increase	4,359,613,180	4,359,613,178	1,616,342,070	1,616,342,070
Trust Class Shares
Subscriptions	3,555,887,705	3,555,887,705	709,389,994	709,389,994
Proceeds received in connection with merger	625,626,854	625,596,614	—	—
Distributions reinvested	761,821	761,821	35,407	35,407
Redemptions	(2,441,384,321)	(2,441,384,321)	(802,659,634)	(802,659,634)
Net increase (decrease)	1,740,892,059	1,740,861,819	(93,234,233)	(93,234,233)
Liquidity Class Shares
Subscriptions	3,898,819,837	3,898,819,837	3,095,259,565	3,095,259,565
Distributions reinvested	29,841,701	29,841,701	24,924,923	24,924,923
Redemptions	(3,422,610,204)	(3,422,610,204)	(3,291,383,434)	(3,291,383,434)
Net increase (decrease)	506,051,334	506,051,334	(171,198,946)	(171,198,946)
Adviser Class Shares
Subscriptions	6,030,581,925	6,030,581,925	3,606,068,908	3,606,068,909
Distributions reinvested	17,498,309	17,498,309	15,635,371	15,635,371
Redemptions	(5,606,620,363)	(5,606,620,363)	(3,362,496,748)	(3,362,496,748)
Net increase	441,459,871	441,459,871	259,207,531	259,207,532
Investor Class Shares
Subscriptions	3,646,726,575	3,646,726,575	2,131,818,150	2,131,818,150
Distributions reinvested	6,646,468	6,646,468	18,017,365	18,017,365
Redemptions	(3,891,721,546)	(3,891,721,547)	(2,177,731,608)	(2,177,731,608)
Net decrease	(238,348,503)	(238,348,504)	(27,896,093)	(27,896,093)
Market Class Shares
Distributions reinvested	—	—	811	811
Redemptions	—	—	(27,566)	(27,566)
Net decrease	—	—	(26,755)	(26,755)
Daily Class Shares
Subscriptions	3,610,991,206	3,610,991,206	1,600,792,221	1,600,792,221
Distributions reinvested	24,915,014	24,915,014	27,452,072	27,452,072
Redemptions	(3,457,333,549)	(3,457,333,549)	(1,448,792,067)	(1,448,792,067)
Net increase	178,572,671	178,572,671	179,452,226	179,452,226
Class A Shares
Subscriptions	80,214,170	80,214,171	107,618,107	107,618,107
Distributions reinvested	288,546	288,546	752,528	752,528
Redemptions	(82,867,711)	(82,867,711)	(118,875,735)	(118,875,735)
Net decrease	(2,364,995)	(2,364,994)	(10,505,100)	(10,505,100)

See Accompanying Notes to Financial Statements.
8

Statement of Changes in Net Assets (continued) – Columbia Government Reserves

	Year Ended August 31,
	2008		2007 (a)(b)
	Shares	Dollars ($)	Shares	Dollars ($)
Class B Shares
Subscriptions	—	—	18,731	18,731
Distributions reinvested	—	—	5,918	5,918
Redemptions	—	—	(324,765)	(324,765)
Net decrease	—	—	(300,116)	(300,116)
Institutional Class Shares
Subscriptions	7,748,301,289	7,748,301,289	2,767,886,074	2,767,886,074
Distributions reinvested	55,320,511	55,320,511	25,489,344	25,489,344
Redemptions	(6,082,969,216)	(6,082,969,216)	(2,089,713,611)	(2,089,713,611)
Net increase	1,720,652,584	1,720,652,584	703,661,807	703,661,807
Retail Class Shares
Subscriptions	10,390,388	10,390,388	9,884,200	9,884,200
Distributions reinvested	1,776,636	1,776,636	2,902,867	2,902,867
Redemptions	(14,477,481)	(14,477,481)	(19,480,905)	(19,480,905)
Net decrease	(2,310,457)	(2,310,457)	(6,693,838)	(6,693,838)
G-Trust Shares
Subscriptions	370,559,956	370,559,956	547,125,212	547,125,211
Distributions reinvested	154,181	154,181	262,899	262,899
Redemptions	(410,435,038)	(410,435,038)	(578,299,903)	(578,299,903)
Net decrease	(39,720,901)	(39,720,901)	(30,911,792)	(30,911,793)

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  Class B shares were fully redeemed on May 30, 2007.

See Accompanying Notes to Financial Statements.
9

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Capital Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0334		0.0508	0.0204		0.0348	0.0152	0.0095
Less Distributions to Shareholders:
From net investment income	(0.0334)		(0.0508)	(0.0204)		(0.0348)	(0.0152)	(0.0095)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.39	%(g)	5.20%	2.06	%(d)	3.53%	1.53%	0.96%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.20%		0.20%	0.20	%(f)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05%		0.06%	0.07	%(f)	0.07%	0.07%	0.06%
Net investment income (e)	3.08	%(g)	5.08%	4.89	%(f)	3.50%	1.51%	0.96%
Net assets, end of period (000's)	$7,646,775		$3,287,530	$1,671,184		$1,306,727	$1,132,047	$1,289,052

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Trust Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0324		0.0498	0.0200		0.0338	0.0142	0.0085
Less Distributions to Shareholders:
From net investment income	(0.0324)		(0.0498)	(0.0200)		(0.0338)	(0.0142)	(0.0085)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.29	%(g)	5.10%	2.01	%(d)	3.43%	1.43%	0.86%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.30%		0.30%	0.30	%(f)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.05%		0.06%	0.07	%(f)	0.07%	0.07%	0.06%
Net investment income (e)	2.44	%(g)	4.98%	4.76	%(f)	3.44%	1.50%	0.86%
Net assets, end of period (000's)	$1,948,302		$207,516	$300,750		$387,210	$250,281	$292,272

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0319		0.0493	0.0198		0.0333	0.0137	0.0080
Less Distributions to Shareholders:
From net investment income	(0.0319)		(0.0493)	(0.0198)		(0.0333)	(0.0137)	(0.0080)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.23	%(g)	5.04%	1.99	%(d)	3.38%	1.38%	0.81%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.35%		0.35%	0.35	%(f)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%	0.17	%(f)	0.17%	0.17%	0.64%
Net investment income (e)	2.93	%(g)	4.93%	4.73	%(f)	3.40%	1.41%	0.81%
Net assets, end of period (000's)	$1,225,417		$719,348	$890,545		$687,275	$410,737	$300,885

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0309		0.0483	0.0194		0.0323	0.0127	0.0070
Less Distributions to Shareholders:
From net investment income	(0.0309)		(0.0483)	(0.0194)		(0.0323)	(0.0127)	(0.0070)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.13	%(g)	4.94%	1.95	%(d)	3.28%	1.28%	0.70%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.45%		0.45%	0.45	%(f)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.05%		0.06%	0.07	%(f)	0.07%	0.07%	0.06%
Net investment income (e)	2.97	%(g)	4.83%	4.64	%(f)	3.28%	1.23%	0.71%
Net assets, end of period (000's)	$1,820,646		$1,378,942	$1,119,732		$1,026,932	$804,271	$1,104,735

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

			Period Ended
	Year Ended August 31,		August 31,		Year Ended March 31,
Investor Class Shares	2008	2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0299	0.0473	0.0189		0.0313	0.0117	0.0060
Less Distributions to Shareholders:
From net investment income	(0.0299)	(0.0473)	(0.0189)		(0.0313)	(0.0117)	(0.0060)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.03%	4.84%	1.91	%(d)	3.17%	1.18%	0.60%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.55%	0.55%	0.55	%(f)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05%	0.06%	0.07	%(f)	0.07%	0.07%	0.06%
Net investment income (e)	2.99%	4.74%	4.51	%(f)	3.11%	1.10%	0.61%
Net assets, end of period (000's)	$107,656	$345,746	$373,641		$364,023	$460,841	$792,634

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Daily Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0274		0.0448	0.0179		0.0288	0.0092	0.0035
Less Distributions to Shareholders:
From net investment income	(0.0274)		(0.0448)	(0.0179)		(0.0288)	(0.0092)	(0.0035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	2.77	%(g)	4.57%	1.80	%(d)	2.92%	0.93%	0.35%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.80%		0.80%	0.80	%(f)	0.80%	0.80%	0.80%
Waiver/Reimbursement	0.05%		0.06%	0.07	%(f)	0.07%	0.07%	0.06%
Net investment income (e)	2.57	%(g)	4.48%	4.26	%(f)	3.06%	0.94%	0.36%
Net assets, end of period (000's)	$898,522		$719,973	$540,518		$591,846	$304,322	$352,046

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

			Period Ended
	Year Ended August 31,		August 31,		Year Ended March 31,
Class A Shares	2008	2007 (a)	2006 (b)		2006 (c)	2005	2004
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0290	0.0463	0.0185		0.0303	0.0107	0.0050
Less Distributions to Shareholders:
From net investment income	(0.0290)	(0.0463)	(0.0185)		(0.0303)	(0.0107)	(0.0050)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	2.94%	4.73%	1.86	%(f)	3.07%	1.08%	0.50%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.65%	0.65%	0.65	%(h)	0.65%	0.65%	0.65%
Waiver/Reimbursement	0.05%	0.06%	0.07	%(h)	0.07%	0.07%	0.06%
Net investment income (g)	2.84%	4.63%	4.44	%(h)	2.98%	1.13%	0.51%
Net assets, end of period (000's)	$11,110	$13,497	$24,002		$16,903	$31,654	$11,263

(a)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(b)  The Fund changed its fiscal year end from March 31 to August 31.

(c)  On August 22, 2005, Investor A shares were renamed Class A shares.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

				Period Ended
	Year Ended August 31,			August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0330		0.0504	0.0202		0.0344	0.0148	0.0091
Less Distributions to Shareholders:
From net investment income	(0.0330)		(0.0504)	(0.0202)		(0.0344)	(0.0148)	(0.0091)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (b)(c)	3.35	%(g)	5.16%	2.04	%(d)	3.49%	1.49%	0.92%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (e)	0.24%		0.24%	0.24	%(f)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05%		0.06%	0.07	%(f)	0.07%	0.07%	0.06%
Net investment income (e)	2.98	%(g)	5.04%	4.82	%(f)	3.56%	1.45%	0.92%
Net assets, end of period (000's)	$2,617,573		$897,083	$193,420		$186,164	$186,374	$438,059

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

(g)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
Retail A Shares	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0325	0.0499	0.0200		0.0146
Less Distributions to Shareholders:
From net investment income	(0.0325)	(0.0499)	(0.0200)		(0.0146)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	3.30%	5.11%	2.02	%(e)	1.47	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.29%	0.29%	0.29	%(g)	0.29	%(g)
Waiver/Reimbursement	0.05%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	3.27%	4.99%	4.77	%(g)	4.06	%(g)
Net assets, end of period (000's)	$54,591	$56,879	$63,573		$68,003

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Government Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0334	0.0508	0.0204		0.0149
Less Distributions to Shareholders:
From net investment income	(0.0334)	(0.0508)	(0.0204)		(0.0149)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	3.39%	5.20%	2.06	%(e)	1.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.05%	0.06%	0.07	%(g)	0.07	%(g)
Net investment income (f)	3.40%	5.08%	4.88	%(g)	4.14	%(g)
Net assets, end of period (000's)	$191,126	$230,740	$261,651		$246,188

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affilates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – Columbia Government Reserves
August 31, 2008

Note 1. Organization

Columbia Government Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year

20

Columbia Government Reserves
August 31, 2008

substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2008, permanent book and tax basis differences resulting primarily from differing treatments for acquired post-October loss deferrals and deferred compensation paid were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(62,341)	$(16,084)	$78,425

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from	2008	2007
Ordinary Income*	$418,957,577	$275,110,612

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Depreciation
$9,779,453	$—	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$115,116
2013	204,834
2014	748,723
Total	$1,068,673

Capital loss carryforwards of $3,144 were utilized during the year ended August 31, 2008.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109, ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely

21

Columbia Government Reserves
August 31, 2008

of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC ("Columbia"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2009.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

22

Columbia Government Reserves
August 31, 2008

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $4,297.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses by $9,573.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

23

Columbia Government Reserves
August 31, 2008

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Class A Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Class A Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.09%	0.09%
Administration Plans:
Trust Class Shares	0.10%	0.10%
Class A Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2009, so that the expenses incurred by the Fund (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2011	2010	2009	recovery	ended 8/31/08
$7,400,332	$3,707,245	$1,568,520	$12,676,097	$—

24

Columbia Government Reserves
August 31, 2008

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" in the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $51,926 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period, after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 61.6% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2008, the Fund had two shareholders that held 25.3% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

25

Columbia Government Reserves
August 31, 2008

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

26

Columbia Government Reserves
August 31, 2008

Note 9. Business Combinations & Mergers

As of March 24, 2008, Treasury Money Fund, a series of Excelsior Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Treasury Money Fund in exchange for Trust Class shares of the Fund as follows:

Shares Issued	Net Assets Received
625,626,854	$625,596,614

Net Assets of Treasury Money Fund Prior to Combination	Net Assets of Columbia Government Reserves Immediately Prior to Combination	Net Assets of Columbia Government Reserves Immediately After Combination
$625,596,614	$15,702,562,508	$16,328,159,122

27

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of Columbia Government Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Government Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

28

Federal Income Tax Information (Unaudited) – Columbia Government Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

29

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and year of birth, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director—Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President—Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco, Inc. (insurance) from September 2004 through current.
Oversees 67.
Director—Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67; President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; Trustee and Chairman — Research Foundation of CFA Institute; Director — MIT Investment Company; Trustee — MIT 401k Plan

30

Fund Governance (continued)

Independent Trustees (continued)

Name, address and year of birth, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of portfolios in Columbia Funds Complex overseen by trustee/director, Other directorships held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 67. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President—Columbia Funds, since October 2004; Managing Director—Columbia Management Advisors, LLC, since September 2005; Senior Vice President—Columbia Management Distributors, Inc., since January 2005; Director—Columbia Management Services, Inc., since January 2005; Director—Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director—FIM Funding, Inc., since January 2005; President and Chief Executive Officer—CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

31

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President—Trustee Reporting of the Advisor from April 2002 to October 2004.

32

Important Information About This Report – Columbia Government Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

33

Columbia Management®

Columbia Government Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/155851-0808 (10/08) 08/61098

Columbia Management®

Annual Report

August 31, 2008

Columbia Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	30

Statement of Operations	32

Statement of Changes in Net Assets	33

Financial Highlights	36

Notes to Financial Statements	44

Report of Independent Registered Public Accounting Firm	52

Federal Income Tax Information	53

Fund Governance	54

Important Information About This Report	57

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■   Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■   News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■   Monthly and quarterly performance information.

■   Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■   Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■   Mutual fund account details with balances, dividend and transaction information

■   Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■   On-line transactions including purchases, exchanges and redemptions

■   Account maintenance for updating your address and dividend payment options

■   Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■   For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■   For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,010.81	1,024.13	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,010.31	1,023.63	1.52	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,010.00	1,023.38	1.77	1.78	0.35
Adviser Class Shares	1,000.00	1,000.00	1,009.50	1,022.87	2.27	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,009.00	1,022.37	2.78	2.80	0.55
Daily Class Shares	1,000.00	1,000.00	1,007.79	1,021.11	4.04	4.06	0.80
Class Z Shares	1,000.00	1,000.00	1,010.81	1,024.13	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,010.61	1,023.93	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – Columbia Municipal Reserves

August 31, 2008

Municipal Bonds – 101.9%
	Par ($)	Value ($)
Alabama – 0.8%
AL Albertville Industrial Development Board
Series 2007, AMT,
LOC: JPMorgan Chase Bank 2.030% 03/01/18 (a)	9,595,000	9,595,000
AL Birmingham Medical Clinic Board
Medical Advancement Foundation,
Series 2000 A, LOC: First Commercial Bank LOC: Columbus Bank & Trust 2.800% 09/01/30 (a)	20,220,000	20,220,000
AL Daphne YMCA Public Park & Recreation Board
YMCA of Mobile,
Series 2002, LOC: Regions Bank 1.890% 10/01/22 (a)	2,670,000	2,670,000
AL Geneva County Industrial Development Board
Brooks AG Co., Inc.,
Series 2002, AMT, LOC: Regions Bank 1.990% 03/01/14 (a)	2,135,000	2,135,000
AL Housing Finance Authority
Multi-Family Housing Revenue:
Series 2007 B, AMT, LOC: U.S. Bank N.A. 1.910% 04/01/37 (a)	8,430,000	8,430,000
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 2.150% 06/01/35 (a)	7,425,000	7,425,000
AL Huntsville Industrial Development Board
Brown Precision, Inc.,
Series 2004, AMT, LOC: First Commercial Bank 2.040% 12/01/19 (a)	3,230,000	3,230,000
AL Scottsboro Industrial Development Board
Hisan, Inc.,
Series 2005, AMT, LOC: AmSouth Bank 1.990% 05/01/27 (a)	2,895,000	2,895,000
AL Space Science Exhibit Finance Commission
Series 2005 A,
LOC: First Commercial Bank 1.990% 10/01/22 (a)	4,400,000	4,400,000
Alabama Total		61,000,000

	Par ($)	Value ($)
Alaska – 0.4%
AK Industrial Development & Export Authority
Series 2008 A, AMT,
LOC: State Street Bank & Co. 1.850% 04/01/27 (a)	17,935,000	17,935,000
Series 2008 B, AMT,
LOC: State Street Bank & Co. 1.900% 04/01/27 (a)	9,000,000	9,000,000
AK Valdez Marine Terminal Revenue
BP Pipeline, Inc.,
Series 2003 C, 2.600% 07/01/37 (b)	4,400,000	4,400,000
Alaska Total		31,335,000
Arizona – 1.2%
AZ Deutsche Bank Spears/Lifers Trust
Series 2007, AMT,
LIQ FAC: Deutsche Bank A.G. 1.940% 12/01/37 (a)	60,000,000	60,000,000
AZ Maricopa County Industrial Development Authority
Series 2003 A, AMT,
LOC: Wells Fargo Bank N.A. 1.910% 12/01/39 (a)	945,000	945,000
Series 2005, AMT,
LIQ FAC: FHLMC 2.170% 01/01/36 (a)	7,340,000	7,340,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates,
Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 1.910% 06/01/31 (a)	4,750,000	4,750,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 2.000% 07/01/36 (a)	7,085,000	7,085,000
Spring Air Mattress Co.,
Series 1999, AMT, LOC: Bank One N.A. 3.850% 04/01/19 (a)	880,000	880,000
AZ Pima County Industrial Development Authority
Multi-Family Housing,
Urban Council LP, Series 2007 A, AMT, LIQ FAC: FNMA 2.010% 12/15/37 (a)	7,500,000	7,500,000

See Accompanying Notes to Financial Statements.

2

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
AZ Yavapai County Industrial Development Authority
Series 2007 A, AMT,
LOC: JPMorgan Chase Bank 1.910% 12/01/17 (a)	9,000,000	9,000,000
Arizona Total		97,500,000
Arkansas – 0.3%
AR Lowell Industrial Development Revenue
Little Rock Newspapers, Inc.,
Series 1996, AMT, LOC: Bank of New York 1.900% 06/01/31 (a)	6,500,000	6,500,000
AR Pulaski County Public Facilities
Bailey Properties LLC,
Series 2002, AMT, LOC: Regions Bank 1.990% 07/01/42 (a)	7,530,000	7,530,000
Series 2007 C, AMT,
LOC: Regions Bank 1.990% 04/01/40 (a)	4,350,000	4,350,000
AR Sheridan Industrial Development Revenue
Centria,
Series 2000 A, AMT, LOC: PNC Bank 1.970% 08/01/20 (a)	2,600,000	2,600,000
H. Robertson Co.,
Series 1998 B, AMT, LOC: PNC Bank 1.920% 08/01/16 (a)	1,000,000	1,000,000
Arkansas Total		21,980,000
California – 2.0%
CA ABAG Finance Authority for Nonprofit Corporations
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 1.960% 04/01/37 (a)	4,425,000	4,425,000
CA Access to Loans for Learning Student Loan Corp.
Series 2004 A-9, AMT,
SPA: DEPFA Bank PLC 2.630% 01/01/39 (a)	70,950,000	70,950,000
Series 2007 A-12, AMT,
SPA: DEPFA Bank PLC 2.630% 01/01/42 (a)	45,000,000	45,000,000
CA Housing Finance Agency
Series 2007 H, AMT,
SPA: KBC Bank N.V. 2.560% 02/01/42 (a)	7,500,000	7,500,000

	Par ($)	Value ($)
CA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 2.140% 02/01/49 (a)	3,505,000	3,505,000
2.170% 09/01/30 (a)	4,205,000	4,205,000
CA Southern Home Financing Authority
Series 2004 A, AMT,
SPA: FNMA 1.790% 08/01/34 (a)	11,410,000	11,410,000
CA Statewide Community Development Authority
Series 2001,
GTY AGMT: Merrill Lynch & Co. SPA: FHLMC, 2.120% 07/01/15 (a)	8,395,000	8,395,000
California Total		155,390,000
Colorado – 2.2%
CO Aurora Hospital Revenue
Series 2008 B,
LOC: Allied Irish Bank PLC 1.800% 12/01/36 (a)	4,095,000	4,095,000
CO Boulder County
Boulder Medical Center, Inc.,
Series 1998, AMT, LOC: Wells Fargo Bank N.A. 1.940% 01/01/17 (a)	2,185,000	2,185,000
CO Collegeinvest Revenue
Series 2008 A, AMT,
LOC: Lloyds TSB Bank PLC 1.950% 12/01/42 (a)	35,000,000	35,000,000
CO Denver City & County Airport Revenue
Series 2002 C, AMT,
LOC: Lloyds TSB Bank PLC 1.900% 11/15/25 (a)	23,650,000	23,650,000
Series 2008, AMT,
GTY AGMT: Morgan Stanley 2.040% 11/15/18 (a)	7,500,000	7,500,000
CO Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
GTY AGMT: Deutsche Bank A.G. 1.910% 11/15/18 (a)	4,180,000	4,180,000
CO Educational & Cultural Facilities Authority
Jewish Community Center,
Series 2006 D-1, LOC: JPMorgan Chase Bank 2.350% 07/01/36 (a)	2,200,000	2,200,000

See Accompanying Notes to Financial Statements.

3

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Housing & Finance Authority
Series 2004 A-2, AMT,
SPA: Dexia Credit Local 2.100% 11/01/26 (a)	28,000,000	28,000,000
Series 2006 G, AMT,
GTY AGMT: Goldman Sachs 1.910% 12/01/36 (a)	12,246,055	12,246,055
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 2.080% 10/01/32 (a)	8,905,000	8,905,000
Series 2008 A-3, AMT,
SPA: Dexia Credit Local 2.100% 05/01/38 (a)	31,000,000	31,000,000
CO Morgan Keegan Municipal Products, Inc.
Series 2006 F, AMT,
LIQ FAC: BNP Paribas GIC: IXIS Funding 2.040% 10/01/41 (a)	12,590,000	12,590,000
CO Pitkin County Industrial Development Revenue
Aspen Skiing Co.,
Series 1994 B, AMT, LOC: JPMorgan Chase Bank 2.450% 04/01/14 (a)	3,400,000	3,400,000
Colorado Total		174,951,055
Delaware – 4.0%
DE Eagle Tax-Exempt Trust
Series 2008, AMT,
LIQ FAC: FHLB 2.190% 04/15/49 (a)	298,980,000	298,980,000
DE New Castle County
Fairfield English VLG LLC,
Series 2005, AMT, Guarantor: FNMA 2.080% 09/15/38 (a)	8,500,000	8,500,000
Flight Safety International, Inc.,
Series 2002, AMT, GTY AGMT: Berkshire Hathaway, Inc. 2.000% 12/01/32 (a)	5,185,000	5,185,000
Delaware Total		312,665,000
District of Columbia – 0.5%
DC Housing Finance Agency
Multi-Family Housing Revenue:
Series 1995 A, AMT, LOC: Natixis 2.000% 08/01/25 (a)	10,000,000	10,000,000

	Par ($)	Value ($)
Series 2008, AMT, GTY AGMT: Citigroup Financial Products 2.010% 05/01/11 (a)	5,000,000	5,000,000
DC Metropolitan Washington Airports Authority
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 2.070% 10/01/14 (a)	12,790,000	12,790,000
DC Revenue
National Association of Realtors,
Series 2003, AMT, LOC: SunTrust Bank 2.000% 12/01/23 (a)	7,500,000	7,500,000
District of Columbia Total		35,290,000
Florida – 7.5%
FL Brevard County Industrial Development Revenue
Series 2005, AMT,
LOC: Wells Fargo Bank N.A. 2.000% 10/01/24 (a)	9,000,000	9,000,000
FL Citizens Property Insurance Corp.
Series 2008 A-2,
4.500% 06/01/09	50,000,000	50,730,031
FL Collier County Industrial Development Authority
Allete, Inc.,
Series 2006, AMT, LOC: Wells Fargo Bank N.A. 1.950% 10/01/25 (a)	7,000,000	7,000,000
FL Deutsche Bank Spears/Lifers Trust
Series 2007, AMT,
GTY AGMT: Deutsche Bank A.G. 1.900% 10/01/37 (a)	30,520,000	30,520,000
Series 2008, AMT,
Insured: FSA, LIQ FAC: Deutsche Bank A.G. 1.930% 10/01/22 (a)	3,830,000	3,830,000
FL Development Finance Corp.
Series 2008,
GTY AGMT: Citigroup Financial Products 1.980% 06/01/39 (a)	19,800,000	19,800,000
FL Dexia Credit Local Certificates Trust
Series 2008,
LIQ FAC: Dexia Credit Local 1.940% 08/01/27 (a)	64,210,000	64,210,000

See Accompanying Notes to Financial Statements.

4

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Hillsborough County School Board
Series 2008,
LOC: Wachovia Bank N.A. 2.550% 07/01/30 (a)	30,000,000	30,000,000
FL Housing Finance Corp.
Brentwood Club Millenia,
Series 2002, AMT, LOC: FNMA 2.020% 01/15/35 (a)	10,545,000	10,545,000
Cove at St. Andrews Partners,
Series 2003 E-1, AMT, Guarantor: FNMA 2.020% 06/15/36 (a)	8,315,000	8,315,000
Hunters Run Partners II, Ltd.,
Series 2003 G, AMT, Guarantor: FNMA 1.960% 06/15/36 (a)	8,100,000	8,100,000
Series 2006, AMT,
GTY AGMT: Goldman Sachs 1.920% 06/01/46 (a)	24,995,000	24,995,000
Series 2007 C, AMT,
LOC: Natixis 1.980% 06/01/44 (a)	9,515,000	9,515,000
Series 2008 CE, AMT,
GTY AGMT: Citigroup Financial Products 2.110% 07/06/34 (a)	7,920,000	7,920,000
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 2.640% 09/01/09 (a)	4,125,000	4,125,000
Tuscany Lakes Ltd.,
Series 2002 1, AMT, Guarantor: FNMA 2.090% 11/15/35 (a)	3,500,000	3,500,000
Series 2006 K3, AMT,
Guarantor: FNMA, 2.040% 11/15/35 (a)	2,500,000	2,500,000
FL Hurricane Catastrophe Fund
Series 2006 A,
5.000% 07/01/09	16,680,000	17,061,186
FL Jacksonville Economic Development Commission
Lee & Cates Glass, Inc.,
Series 2007, AMT, LOC: Wachovia Bank N.A. 2.000% 04/01/33 (a)	7,605,000	7,605,000

	Par ($)	Value ($)
Sheltair Executive South,
Series 2005, AMT, LOC: SunTrust Bank 2.050% 05/01/35 (a)	4,970,000	4,970,000
FL Jacksonville Port Authority
1.650% 11/07/08	7,000,000	7,000,000
1.650% 11/13/08	8,000,000	8,000,000
FL Lake County Industrial Development Authority
Senniger Irrigation, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 2.000% 11/01/24 (a)	4,675,000	4,675,000
FL Lee County Housing Finance Authority
Crossing at Cape Coral,
Series 1999 A, AMT, LOC: SunTrust Bank N.A. 2.000% 12/01/32 (a)	6,160,000	6,160,000
FL Lee County Industrial Development Authority
North Fort Myers Utilities,
Series 2003 A, AMT, LOC: SunTrust Bank 2.000% 06/01/22 (a)	7,000,000	7,000,000
FL Local Governmental Financing Commission
1.600% 11/06/08	34,289,000	34,289,000
1.650% 10/08/08	7,424,000	7,424,000
1.650% 11/07/08	2,090,000	2,090,000
1.700% 11/06/08	2,000,000	2,000,000
1.800% 11/13/08	12,235,000	12,235,000
FL Manatee County Industrial Development Revenue
Gammerler LLC,
Series 2005, AMT, LOC: LaSalle Bank N.A. 2.030% 10/01/35 (a)	4,610,000	4,610,000
FL Marion County Industrial Development Authority
Series 2006, AMT,
LOC: SunTrust Bank 2.050% 10/01/26 (a)	3,875,000	3,875,000
FL Miami-Dade County Housing Finance Authority
Series 2008, AMT,
LIQ FAC: Citigroup Financial Products, Inc. 2.300% 08/01/38 (a)	2,825,000	2,825,000
FL Miami-Dade County
Series 2008, AMT,
LIQ FAC: Citibank N.A. 2.270% 10/01/17 (a)	14,320,000	14,320,000

See Accompanying Notes to Financial Statements.

5

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
FL Orange County Housing Finance Authority
Lee Vista Club Partners,
Series 2004 A, AMT, Guarantor: FNMA 2.020% 05/15/37 (a)	15,200,000	15,200,000
Marbella Cove II LP,
Series 2007 B, AMT, LOC: Washington Mutual LOC: FHLB 2.020% 06/15/42 (a)	9,500,000	9,500,000
Series 2004, AMT,
GIC: Trinity Funding Co., LLC 2.390% 03/01/34 (a)	22,840,000	22,840,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 2.110% 12/01/42 (a)	9,900,000	9,900,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
GTY AGMT: FHLMC: 2.190% 07/01/39 (a)	8,780,000	8,780,000
2.190% 03/01/50 (a)	8,750,000	8,750,000
Series 2008,
LIQ FAC: Merrill Lynch International Bank Ltd.: 1.860% 06/01/35 (a)	28,955,000	28,955,000
1.870% 06/01/37 (a)	14,990,000	14,990,000
FL Sunshine State Government Finance
1.550% 10/08/08	5,000,000	5,000,000
1.600% 11/13/08	7,309,000	7,309,000
1.650% 11/13/08	10,000,000	10,000,000
FL Tampa Bay Water Utility System Revenue
Series 2006,
GTY AGMT: Dexia Credit Local 1.850% 10/01/23 (a)	7,555,000	7,555,000
Florida Total		589,523,217
Georgia – 3.2%
GA Atlanta Urban Residential Finance Authority
Multi-Family Revenue,
Park District Atlantic Project, Series 2002 A, AMT, LOC: SouthTrust Bank 2.050% 12/01/37 (a)	25,100,000	25,100,000

	Par ($)	Value ($)
Northside Plaza Group LP,
Series 2002, AMT, LOC: Wachovia Bank N.A. 2.000% 11/01/27 (a)	4,560,000	4,560,000
Series 2005, AMT,
GTY AGMT: Merrill Lynch & Co. 2.170% 12/01/30 (a)	4,815,000	4,815,000
GA Clayton County Development Authority
Wilson Holdings, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 2.050% 11/01/13 (a)	2,580,000	2,580,000
GA Columbia County Development Authority
Multi-Family Revenue,
Westwood Club Apartment Project, Series 2002, AMT, LOC: Keybank N.A. 2.050% 11/15/35 (a)	6,760,000	6,760,000
GA East Point Housing Authority Multi-Family Revenue
Village Highlands Apartments Project,
Series 2004, AMT, LOC: FHLMC 2.000% 07/01/37 (a)	12,500,000	12,500,000
GA Fulton County Development Authority
Leggett & Platt, Inc.,
Series 1992 A, AMT, LOC: Wachovia Bank N.A. 2.250% 06/01/27 (a)	3,900,000	3,900,000
OBH, Inc.,
Series 1999 B, AMT, 2.000% 12/01/28 (b)	9,350,000	9,350,000
GA Gainesville Hall County
Fieldale Farms Corp.,
Series 2002, AMT, LOC: Wachovia Bank N.A. 2.000% 08/01/27 (a)	1,500,000	1,500,000
GA Gwinnett County Development Authority
Maltese Signs, Inc.,
Series 2000, AMT, LOC: SunTrust Bank 2.050% 02/01/15 (a)	1,400,000	1,400,000
Series 2007, AMT,
LOC: SunTrust Bank 2.050% 02/01/32 (a)	3,950,000	3,950,000

See Accompanying Notes to Financial Statements.

6

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Houston County Development Authority
Clean Control Corp.
Series 2000, AMT, LOC: Branch Banking & Trust 2.000% 06/01/20 (a)	2,100,000	2,100,000
Perdue Farms, Inc.,
Series 2005, AMT, LOC: SunTrust Bank 2.000% 01/01/18 (a)	5,500,000	5,500,000
GA Kennesaw Development Authority Housing
Walton Ridenour Apartments Project,
Series 2004, AMT, LOC: SunTrust Bank 1.990% 04/01/37 (a)	17,500,000	17,500,000
GA Manchester Development Authority
G & S Metal Consultants,
Series 2006, AMT, LOC: Fifth Third Bank 2.290% 10/01/26 (a)	1,915,000	1,915,000
GA Monroe County Development Authority
Georgia Power Co.,
Series 1995, 2.100% 07/01/25 (b)	9,000,000	9,000,000
GA Municipal Electric Authority
1.570% 09/10/08	20,000,000	20,000,000
Series 2008,
LOC: Dexia Credit Local 1.850% 01/01/48 (a)	28,275,000	28,275,000
GA Ports Authority
Series 2003, AMT,
LOC: SunTrust Bank 2.000% 10/01/23 (a)	3,100,000	3,100,000
GA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT:
GTY AGMT: Merrill Lynch & Co. LIQ FAC: FHLMC 2.170% 06/01/44 (a)	14,695,000	14,695,000
LIQ FAC: Merrill Lynch Capital Services
2.540% 01/01/14 (a)	14,345,000	14,345,000
Series 2008, AMT,
GTY AGMT: FHLMC: 2.190% 12/01/37 (a)	13,035,000	13,035,000
2.190% 12/01/43 (a)	11,965,000	11,965,000
2.190% 04/01/46 (a)	9,725,000	9,725,000

	Par ($)	Value ($)
GA Savannah Economic Development Authority
Series 2007, AMT,
LOC: Branch Banking & Trust 2.000% 11/01/27 (a)	5,000,000	5,000,000
GA Union County Development Authority
Applewood Doors & Windows,
Series 2005, AMT, LOC: Branch Banking & Trust 2.000% 12/01/22 (a)	3,430,000	3,430,000
GA Waycross & Ware County Development Authority
Series 2007, AMT,
LOC: SunTrust Bank 2.000% 09/01/26 (a)	7,500,000	7,500,000
GA Wayne County Industrial Development Authority
Absorption Corp.,
Series 2004, AMT, LOC: Branch Banking & Trust 2.000% 09/01/19 (a)	3,800,000	3,800,000
Total Georgia		247,300,000
Idaho – 0.9%
ID Blackfoot Industrial Development Corp.
Series 2007, AMT,
LOC: KeyBank N.A. 2.110% 11/01/27 (a)	4,500,000	4,500,000
ID Eagle Industrial Development Corp.
Rose Cottage LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 2.040% 09/01/21 (a)	3,755,000	3,755,000
ID Housing & Finance Association
Single Family Mortgage Revenue:
Series 2004 A-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 2.100% 07/01/35 (a)	7,425,000	7,425,000
Series 2007 D-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 2.100% 07/01/38 (a)	5,000,000	5,000,000
Series 2007 E-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 2.100% 07/01/38 (a)	24,000,000	24,000,000
Series 2008 CL-1, AMT, LIQ FAC: Lehman Brothers Commercial Bank 2.000% 07/01/39 (a)	27,000,000	27,000,000
Idaho Total		71,680,000

See Accompanying Notes to Financial Statements.

7

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Illinois – 2.5%
IL Aurora Single Family Mortgage Revenue
City of Aurora,
Series 2008, LIQ FAC: Morgan Stanley Municipal Funding, Inc. 1.990% 12/01/45 (a)	17,815,000	17,815,000
IL Chicago Enterprise Zone Revenue
Gas Plus, Inc.,
Series 2002, AMT, LOC: Northern Trust Co. 2.160% 11/01/22 (a)	1,250,000	1,250,000
IL Chicago Heights Industrial Development Revenue
Series 1998 A, AMT,
LOC: Fifth Third Bank 2.290% 12/01/18 (a)	1,420,000	1,420,000
IL Chicago Industrial Development Revenue
Flying Food Fare Midway,
Series 1999, AMT, LOC: Harris Trust & Savings Bank 2.160% 12/01/28 (a)	4,500,000	4,500,000
IL Chicago Multi-Family Housing Revenue
Concordia Place Apartments LP,
Series 2003, AMT, LOC: Harris Trust & Savings Bank 1.970% 07/01/34 (a)	13,085,000	13,085,000
Lincoln Village LLC,
Series 2006, AMT, LOC: Harris N.A. 1.940% 06/01/40 (a)	5,337,000	5,337,000
North Larabee LP:
Series 2001 A, AMT, LOC: Harris Trust & Savings Bank 2.160% 04/01/36 (a)	4,375,000	4,375,000
Series 2001 B, AMT, LOC: Harris Trust & Savings Bank 2.160% 04/01/09 (b)	300,000	300,000
Renaissance Saint Luke LP,
Series 2004 A, AMT, LOC: Harris Trust & Savings Bank 2.160% 01/01/39 (a)	3,660,000	3,660,000
IL Chicago O'Hare International Airport
O'Hare Tech Center II LLC,
Series 2002, AMT, LOC: LaSalle National Bank 2.150% 03/01/37 (a)	5,000,000	5,000,000

	Par ($)	Value ($)
IL Chicago Single Family Mortgage Revenue
Series 2007, AMT,
Guarantor: GNMA/FNMA, SPA: Bank of New York 2.020% 12/01/38 (a)	5,350,000	5,350,000
IL Chicago Solid Waste Disposal Facility Revenue
Groot Industries, Inc.,
Series 1995, AMT, LOC: Bank One N.A. 2.850% 12/01/15 (a)	900,000	900,000
IL Cicero Industrial Development Revenue
Harris Steel Co.,
Series 1996, AMT, LOC: American National Bank & Trust 3.850% 05/01/11 (a)	730,000	730,000
IL Des Plaines Industrial Development Revenue
MMP Properties LLC,
Series 1998, AMT, LOC: JPMorgan Chase & Co. 3.850% 10/01/18 (a)	1,595,000	1,595,000
IL Development Finance Authority Industrial Development Revenue
Campagna-Turano Bakery,
Series 2000, AMT, LOC: Bank One N.A. 3.100% 08/01/25 (a)	3,220,000	3,220,000
Clingan Steel, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 3.100% 12/01/23 (a)	2,265,000	2,265,000
Crane-Tripp Partners,
Series 1988, AMT, LOC: Northern Trust Co. 3.000% 02/01/13 (a)	2,120,000	2,120,000
Engineered Polymer,
Series 1995, AMT, LOC: Wachovia Bank N.A. 2.000% 08/01/15 (a)	5,845,000	5,845,000
HSU Properties LLC,
Series 2003, AMT, LOC: Fifth Third Bank 2.290% 08/01/33 (a)	1,145,000	1,145,000
Knead Dough Banking Co.,
Series 2000, AMT, LOC: Bank One N.A. 3.100% 09/01/25 (a)	575,000	575,000

See Accompanying Notes to Financial Statements.

8

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Rainbow Graphics, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 3.100% 08/01/23 (a)	1,950,000	1,950,000
Tajon Warehousing Corp.,
Series 1990 A, AMT, LOC: Bank One Kentucky N.A. 2.160% 01/01/10 (a)	3,100,000	3,100,000
IL Development Finance Authority
Affordable Housing Revenue,
Lake Towers Associates II LP, Series 1997, AMT, Guarantor: FHLMC 2.050% 10/01/23 (a)	8,565,000	8,565,000
Groot Industries, Inc.,
Series 2003, AMT, LOC: Bank One N.A. 3.100% 12/01/23 (a)	4,560,000	4,560,000
Jewish Council Youth Service,
Series 2003, LOC: Harris Trust Bank 2.000% 09/01/28 (a)	1,045,000	1,045,000
Multi-Family Revenue,
West Chicago Senior Apartment, Series 2003, AMT, LOC: Citibank N.A. 2.000% 02/01/38 (a)	6,700,000	6,700,000
IL Educational Facilities Authority Revenue
University of Chicago,
Series 2001 B-2, 1.850% 07/01/36 (b)	14,700,000	14,700,000
IL Finance Authority Industrial Development Revenue
Merug LLC,
Series 2004 A, AMT, LOC: JPMorgan Chase Bank 3.100% 12/01/18 (a)	1,910,000	1,910,000
IL Finance Authority
Meyer Industries LLC,
Series 2006, AMT, LOC: Fifth Third Bank 2.290% 08/01/36 (a)	2,800,000	2,800,000
Multi-Family Revenue,
Waterton Vistas II LLC, Series 2004, AMT, Guarantor: FNMA 1.980% 10/15/34 (a)	8,500,000	8,500,000

	Par ($)	Value ($)
Villagebrook LP,
Series 2005, AMT, LIQ FAC: FHLMC 2.100% 05/01/35 (a)	5,685,000	5,685,000
IL Health Facilities Authority
Hospital Sister Services,
Series 2003 A, SPA: JPMorgan Chase Bank 2.000% 12/01/23 (a)	45,000	45,000
IL Housing Development Authority
Multi-Family Revenue:
Mattoon Towers Associates II, Series 2004, AMT, LOC: First National Bank LOC: JPMorgan Chase Bank 1.960% 01/01/34 (a)	3,165,000	3,165,000
Pontiac Tower Associates III,
Series 2005, AMT, LOC: Harris N.A. 1.990% 09/01/35 (a)	3,705,000	3,705,000
Spring Creek Associates,
Series 2004, AMT, LOC: LaSalle Bank N.A. 1.970% 04/01/34 (a)	6,010,000	6,010,000
Sterling Towers Associates II,
Series 2001, AMT, LOC: Harris N.A. 1.970% 10/01/35 (a)	3,755,000	3,755,000
IL Lombard Village Industrial Projects
B&H Partnership Project,
Series 1995, LOC: LaSalle Bank N.A. 2.240% 10/01/13 (a)	1,500,000	1,500,000
IL New Lenox Industrial Development Revenue
Panduit Corp.,
Series 1990, AMT, LOC: Fifth Third Bank 2.120% 07/01/15 (a)	5,600,000	5,600,000
IL Orland Park Industrial Development Revenue
Panduit Corp.,
Series 1996, AMT, LOC: Fifth Third Bank 2.120% 04/01/31 (a)	2,500,000	2,500,000
IL Palos Hills Multi-Family Housing Revenue
Green Oaks Project,
Series 1998, AMT, LOC: LaSalle Bank N.A. 2.150% 08/01/29 (a)	3,670,000	3,670,000

See Accompanying Notes to Financial Statements.

9

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
IL Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
Guarantor: GNMA, SPA: Merrill Lynch Capital Services 1.920% 06/01/45 (a)	12,450,000	12,450,000
Series 2008, AMT,
GTY AGMT: FHLMC 2.190% 01/01/44 (a)	8,320,000	8,320,000
IL Savanna Industrial Development Revenue
Metform Corp.,
Series 1994 B, AMT, LOC: Bank One N.A. 3.100% 06/01/09 (a)	1,700,000	1,700,000
IL Skokie Industrial Development Revenue
Series 2003, AMT,
LOC: JPMorgan Chase Bank 2.130% 12/01/33 (a)	2,400,000	2,400,000
Illinois Total		194,822,000
Indiana – 5.1%
IN Allen County Multi-Family Housing Redevelopment
Woodland Crest Hill,
Series 2002, AMT, LOC: Bank One N.A. 3.100% 08/01/17 (a)	2,300,000	2,300,000
IN Bloomington Multi-Family Revenue
Willow Manor Apartments,
Series 2002, AMT, LOC: Fifth Third Bank 2.290% 11/01/32 (a)	2,705,000	2,705,000
IN Bond Bank Revenue
Series 2008 A,
LOC: Bank of New York 3.000% 05/28/09	50,000,000	50,424,590
IN Elkhart Economic Development Revenue
Crossroads Apartments LLC,
Series 1998 A, AMT, LOC: FHLB 2.090% 04/01/28 (a)	725,000	725,000
Vahala Foam Enterprises,
Series 2002, AMT, LOC: Bank One N.A. 3.100% 09/01/17 (a)	1,200,000	1,200,000

	Par ($)	Value ($)
IN Gibson County Pollution Control Revenue
Toyota Motor Manufacturing:
Series 1997, AMT, 1.950% 10/01/27 (b)	10,000,000	10,000,000
Series 1999, AMT,
1.950% 01/01/29 (b)	10,000,000	10,000,000
Series 2000 A, AMT:
1.950% 01/01/28 (b)	10,000,000	10,000,000
1.950% 01/01/30 (b)	10,000,000	10,000,000
Series 2001 B, AMT:
1.950% 09/01/31 (b)	10,000,000	10,000,000
GTY AGMT: Toyota Motor Credit Corp.
1.950% 02/01/31 (a)	10,000,000	10,000,000
IN Greencastle Economic Development Revenue
Crown Equipment Corp.,
Series 1996, AMT, LOC: Key Bank N.A. 1.920% 02/01/11 (a)	2,000,000	2,000,000
IN Health Facility Financing Authority
Cardinal Center, Inc.,
Series 1996 A, LOC: Key Bank N.A. 1.990% 12/01/16 (a)	100,000	100,000
IN Housing & Community Development Authority
Series 2006 A-2, AMT,
Guarantor: GNMA, SPA: DEPFA Bank PLC 1.950% 01/01/37 (a)	30,000,000	30,000,000
IN Indianapolis Local Public Improvement Bond Bank
Series 2007:
2.950% 01/08/09	38,925,000	38,925,000
2.950% 01/08/09	8,500,000	8,500,000
Series 2008 A-1,
2.250% 10/01/08	5,830,000	5,832,038
IN Indianapolis Multi-Family Revenue
Nora Commons LP,
Series 2004 A, AMT, LOC: LaSalle Bank N.A. 2.150% 12/01/39 (a)	7,000,000	7,000,000
Washington Pointe LP,
Series 2005, AMT, LOC: Fifth Third Bank 2.140% 08/15/40 (a)	8,000,000	8,000,000

See Accompanying Notes to Financial Statements.

10

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Jeffersonville Economic Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank 2.290% 08/01/21 (a)	4,600,000	4,600,000
IN Reset Optional Certificates Trust II-R
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 2.000% 01/03/19 (a)	133,785,000	133,785,000
IN Rockport Pollution Control Revenue
Alaska Steel Corp.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 2.000% 12/01/27 (a)	10,000,000	10,000,000
IN Rockport Revenue
Alaska Steel Corp.,
Series 1998 A, AMT, LOC: PNC Bank N.A. 2.000% 12/01/28 (a)	10,000,000	10,000,000
Series 1999 A, AMT,
LOC: PNC Bank N.A. 2.000% 06/01/29 (a)	10,000,000	10,000,000
IN South Bend Economic Development Authority
Series 2007, AMT,
LOC: Citizens Bank of PA 1.970% 04/01/27 (a)	7,965,000	7,965,000
IN St. Joseph County Economic Development Revenue
Pine Oak Apartments LP,
Series 1997 A, AMT, LOC: FHLB 1.970% 06/01/27 (a)	2,365,000	2,365,000
Indiana Total		396,426,628
Iowa – 1.8%
IA Clinton Industrial Development Revenue
Series 2004, AMT,
LOC: Northern Trust Co. 1.960% 12/01/22 (a)	4,000,000	4,000,000
Sethness Products Co.,
Series 1996, AMT, LOC: Northern Trust Co. 1.960% 09/01/11 (a)	1,700,000	1,700,000
IA Finance Authority Industrial Development Revenue
US Filter Operating Services, Inc.,
Series 2001 A, AMT, LOC: Societe Generale 1.990% 11/01/17 (a)	4,770,000	4,770,000

	Par ($)	Value ($)
IA Finance Authority
Multi-Family Mortgage Revenue,
Series 2008 A, AMT, SPA: Dexia Credit Local 1.980% 06/01/24 (a)	3,750,000	3,750,000
Single Family Mortgage Revenue:
Series 2002, AMT, SPA: Wachovia Bank N.A. 2.020% 07/01/24 (a)	3,990,000	3,990,000
Series 2004 B, AMT, Guarantor: GNMA/FNMA, SPA: DEPFA Bank PLC 1.950% 07/01/34 (a)	5,000,000	5,000,000
Series 2005 E, AMT, SPA: State Street Bank & Trust Co. 1.950% 01/01/36 (a)	4,500,000	4,500,000
Series 2006 A, AMT, GIC: Pallas Capital 2.590% 12/01/09 (a)	27,130,215	27,130,215
Series 2006 C, AMT, Guarantor: GNMA/FNMA, SPA: State Street Bank & Trust Co. 1.950% 01/01/36 (a)	12,000,000	12,000,000
Series 2008, AMT, SPA: FHLB 1.950% 01/01/39 (a)	28,070,000	28,070,000
IA Linn County Industrial Development Revenue
Swiss Valley Farms Co.,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 1.940% 05/01/21 (a)	3,900,000	3,900,000
IA Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Merrill Lynch, GIC: Pallas Capital Corp. 2.930% 12/01/09 (a)	10,150,000	10,150,000
IA School Cash Anticipation Program
Series 2008 A,
GIC: Citigroup Financial Products 3.500% 06/25/09	29,975,000	30,398,762
IA West Burlington Industrial Development Revenue
Borhi Oil Hydraulic,
Series 2001 B, AMT, LOC: Bank One N.A. 3.100% 01/01/11 (a)	400,000	400,000
Iowa Total		139,758,977

See Accompanying Notes to Financial Statements.

11

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Kansas – 0.4%
KS Burlington
1.630% 10/09/08	5,000,000	5,000,000
KS Development Finance Authority
Series 2008 B, AMT,
LOC: Wells Fargo Bank N.A. 2.030% 03/01/43 (a)	25,000,000	25,000,000
KS Wichita Airport Authority
Berkshire Hathaway, Inc.,
Series 2003 A, AMT, 2.000% 11/01/31 (b)	2,860,000	2,860,000
Kansas Total		32,860,000
Kentucky – 1.5%
KY Bardstown
Linpac Materials Handling,
Series 2000, AMT, LOC: Bank of the West 2.190% 10/01/19 (a)	4,030,000	4,030,000
KY Campbellsville-Taylor County Industrial Development Revenue
Airguard Industrial, Inc.,
Series 2001, AMT, LOC: Northern Trust Co. 1.960% 05/01/31 (a)	7,410,000	7,410,000
KY Glasgow Industrial Building Revenue
Ply Tech Corp.:
Series 1994, AMT, LOC: Fifth Third Bank 2.290% 05/01/14 (a)	1,590,000	1,590,000
Series 2006, AMT, LOC: Fifth Third Bank 2.290% 07/01/26 (a)	2,720,000	2,720,000
KY Hopkins County Industrial Building Revenue
J-Lok Corp.,
Series 2007, AMT, LOC: PNC Bank N.A. 1.920% 10/01/17 (a)	7,450,000	7,450,000
KY Hopkinsville Industrial Building Revenue
Comefri USA, Inc.,
Series 2006, AMT, LOC: Branch Banking & Trust 2.000% 06/01/26 (a)	3,420,000	3,420,000

	Par ($)	Value ($)
KY Housing Corp.
Multi-Family Housing,
Series 2006 C, AMT, SPA: BNP Paribas 1.950% 07/01/36 (a)	15,425,000	15,425,000
Series 2005 B, AMT,
SPA: BNP Paribas: 1.950% 07/01/32 (a)	13,615,000	13,615,000
2.640% 01/01/09 (b)	4,734,633	4,734,633
Series 2005 L, AMT,
SPA: BNP Paribas 1.950% 07/01/36 (a)	12,900,000	12,900,000
Series 2006 I, AMT,
SPA: BNP Paribas 1.950% 01/01/32 (a)	20,755,000	20,755,000
Series 2008, AMT,
GTY AGMT: Citigroup Financial Products 2.030% 04/01/43 (a)	5,460,000	5,460,000
KY Kenton County Industrial Building Revenue
Baptist Convalescent Center,
Series 1998, LOC: Fifth Third Bank 1.970% 07/01/18 (a)	1,475,000	1,475,000
Blue Grass Provision Co.,
Series 2002, AMT, LOC: Fifth Third Bank 2.290% 04/01/17 (a)	2,505,000	2,505,000
KY Lexington-Fayette Urban County Airport Corp.
Series 1998 C, AMT,
LOC: Dexia Credit Local 3.750% 07/01/13 (a)	900,000	900,000
KY Louisville & Jefferson County Metropolitan Government
First Trust Restoration Partners,
Series 2005 A, AMT, LOC: Regions Bank 1.990% 01/01/11 (a)	920,000	920,000
KY Minor Lane Heights Solid Waste Disposal Revenue
Waste Management Kentucky LLC,
Series 2003, AMT, LOC: Wachovia Bank N.A. 2.070% 03/01/21 (a)	6,000,000	6,000,000
KY Rural Economic Development Authority Revenue
Heaven Hill Distilleries,
Series 1991, AMT, LOC: PNC Bank N.A. 1.920% 10/01/16 (a)	2,000,000	2,000,000

See Accompanying Notes to Financial Statements.

12

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
KY West Buechel Industrial Building Revenue
Derby Fabricating LLC,
Series 2004, AMT, LOC: Fifth Third Bank 2.290% 06/01/24 (a)	3,770,000	3,770,000
Kentucky Total		117,079,633
Louisiana – 2.4%
LA BB&T Municipal Trust
Series 2008, AMT,
LOC: Branch Banking & Trust 1.950% 01/01/32 (a)	19,855,000	19,855,000
LA Calcasieu Parish, Inc. Industrial Development Board
Hydroserve Westlake Project,
Series 1999, AMT, LOC: Bank One Chicago N.A. 2.350% 12/01/24 (a)	5,100,000	5,100,000
LA Citizens Property Insurance Corp.
Series 2006,
GTY AGMT: BH Finance LLC LIQ FAC: Svenska Handelsbanken, 2.720% 06/01/17 (a)	26,665,000	26,665,000
LA Jefferson Parish Finance Authority
Series 2007 A, AMT,
GIC: AIG Matched Funding Corp. 2.461% 03/01/39 (a)	69,224,944	69,224,944
LA Morgan Keegan Municipal Products, Inc.
Series 2007 A, AMT,
SPA: Lloyds TSB Bank PLC, GIC: Transamerica Life Insurance Co. 2.040% 02/01/11 (a)	25,040,000	25,040,000
LA RBC Municipal Products, Inc. Trust
Series 2008 L14, AMT,
LOC: Royal Bank of Canada 2.090% 09/01/28 (a)	33,345,000	33,345,000
Series 2008 L18, AMT,
LOC: Royal Bank of Canada 2.090% 03/01/28 (a)	5,095,000	5,095,000
Louisiana Total		184,324,944

	Par ($)	Value ($)
Maine – 3.4%
ME Housing Authority
Mortgage Revenue:
Series 2004 B-3, AMT, SPA: State Street Bank & Trust Co. 1.980% 11/15/27 (a)	11,000,000	11,000,000
Series 2007 E-2, AMT, SPA: State Street Bank & Trust Co. 1.980% 11/15/41 (a)	8,000,000	8,000,000
Series 2008 2658, AMT,
LIQ FAC: Morgan Stanley 1.990% 11/15/23 (a)	5,050,000	5,050,000
Series 2008 D, AMT,
SPA: KBC Bank NV 2.150% 11/15/42 (a)	7,000,000	7,000,000
Series 2008 E-2, AMT,
SPA: Dexia Credit Local 1.980% 11/15/30 (a)	25,415,000	25,415,000
Series 2008 E-3, AMT,
SPA: Dexia Credit Local 1.980% 11/15/37 (a)	20,550,000	20,550,000
ME Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Bank of New York, GIC: Rabobank International 2.000% 12/01/10 (a)	59,505,000	59,505,000
ME Term Custodial Receipts
Series 2008, AMT,
GIC: Rabobank International: 2.450% 12/01/08 (b)	75,000,000	75,000,000
2.630% 12/01/08 (b)	51,003,000	51,003,000
Series 2008,
GIC: Rabobank International 2.530% 12/01/08 (b)	4,626,000	4,626,000
Maine Total		267,149,000
Maryland – 2.0%
MD Administration Department of Housing & Community Development
Fort Washington Manor LP,
Series 2005 A, AMT, LOC: Citibank N.A. 1.950% 11/15/38 (a)	9,700,000	9,700,000
Series 2004 F, AMT,
SPA: State Street Bank & Trust Co. 1.900% 09/01/35 (a)	12,150,000	12,150,000

See Accompanying Notes to Financial Statements.

13

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2005,
GTY AGMT: Trinity Funding Co. LLC 2.790% 10/01/39 (a)	1,700,666	1,700,666
Series 2008, AMT:
LIQ FAC: JPMorgan Chase Bank 2.020% 01/01/15 (a)	8,580,000	8,580,000
LIQ FAC: Morgan Stanley 1.990% 09/01/39 (a)	17,345,000	17,345,000
MD Carroll County Commissioners Economic Development Revenue
Shelter System Limited Facility,
Series 2004, AMT, LOC: Branch & Banking Trust 2.000% 07/01/24 (a)	4,750,000	4,750,000
MD Deutsche Bank Spears/Lifers Trust
Series 2008, AMT,
LIQ FAC: Deutsche Bank A.G. 1.960% 06/01/22 (a)	7,450,000	7,450,000
MD Montgomery County Housing Opportunites Commission
Series 2006, AMT,
SPA: FHLMC 2.150% 02/01/40 (a)	49,985,000	49,985,000
MD Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT:
LIQ FAC: Bank of New York, SPA: Trinity Funding Co. LLC: 2.000% 01/01/10 (a)	12,765,000	12,765,000
2.000% 10/01/39 (a)	5,415,000	5,415,000
LIQ FAC: Merrill Lynch International Bank Loan 2.000% 10/01/39 (a)	11,215,000	11,215,000
Series 2008, AMT,
LIQ FAC: Merrill Lynch International Bank Loan 2.020% 10/01/39 (a)	15,735,000	15,735,000
Maryland Total		156,790,666
Massachusetts – 0.9%
MA Development Finance Agency
Series 2004, AMT,
LIQ FAC: FHLMC 2.150% 01/01/36 (a)	29,550,000	29,550,000
MA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT:
LIQ FAC: FHLMC 2.150% 11/01/37 (a)	20,915,000	20,915,000
LIQ FAC: FHLMC 2.190% 05/01/55 (a)	4,680,000	4,680,000

	Par ($)	Value ($)
MA State
Series 2005,
GTY AGMT: Dexia Credit Local 1.850% 01/01/24 (a)	7,705,000	7,705,000
MA University of Massachusetts Building Authority
Series 2008-1,
LOC: Lloyds TSB Bank PLC 1.900% 05/01/38 (a)	10,975,000	10,975,000
Massachusetts Total		73,825,000
Michigan – 6.7%
MI Detroit
Series 2008,
LOC: KeyBank N.A. 3.500% 03/31/09	39,915,000	40,283,235
MI Housing Development Authority
Multi-Family Revenue,
Canterbury Project, Series 2003 A, AMT, LOC: LaSalle Bank 2.150% 06/01/38 (a)	9,500,000	9,500,000
Series 2006 B, AMT,
SPA: DEPFA Bank PLC 2.130% 06/01/30 (a)	20,000,000	20,000,000
Series 2007 C, AMT,
SPA: Bank of Nova Scotia 1.950% 10/01/42 (a)	56,325,000	56,325,000
Series 2007 E, AMT,
SPA: KBC Bank NV 2.130% 12/01/38 (a)	40,000,000	40,000,000
Series 2007 F, AMT,
SPA: Bank of Nova Scotia 2.130% 12/01/38 (a)	45,000,000	45,000,000
Single Family Mortgage Revenue,
Series 2005 B, AMT: SPA: DEPFA Bank PLC 2.130% 06/01/30 (a)	20,870,000	20,870,000
SPA: DEPFA Bank PLC 2.130% 12/01/25 (a)	13,635,000	13,635,000
MI Macomb County Economic Development Corp.
Series 2007 A, AMT,
LOC: National City Bank 2.610% 12/01/17 (a)	75,000	75,000

See Accompanying Notes to Financial Statements.

14

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
MI RBC Municipal Products, Inc. Trust
Series 2008 L30, AMT,
LOC: Royal Bank of Canada 2.090% 09/01/32 (a)	96,090,000	96,090,000
Series 2008 L32, AMT,
LOC: Royal Bank of Canada 2.090% 09/01/32 (a)	57,895,000	57,895,000
MI Saginaw City School District
Series 2008,
3.500% 08/20/09	19,000,000	19,251,926
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 3.100% 02/01/16 (a)	1,300,000	1,300,000
MI Strategic Fund Ltd.
American Autocoat, Inc.,
Series 2002, AMT, LOC: Fifth Third Bank 2.290% 10/01/22 (a)	4,295,000	4,295,000
B & C Leasing LLC,
Series 1999, AMT, LOC: LaSalle Bank 2.150% 07/01/24 (a)	2,100,000	2,100,000
Detriot Edison Co.,
Series 2008 D, AMT, LOC: Keybank N.A. 1.990% 12/01/36 (a)	20,000,000	20,000,000
Erin Flint Properties LLC,
Series 2006, AMT, LOC: Fifth Third Bank 2.290% 07/01/26 (a)	3,785,000	3,785,000
Eureka Welding Alloys, Inc.,
Series 2000, AMT, LOC: Fifth Third Bank 2.110% 07/01/20 (a)	1,900,000	1,900,000
Home, Inc.,
Series 2002, AMT, LOC: Fifth Third Bank 2.290% 11/01/22 (a)	1,820,000	1,820,000
Lapeer Technologies LLC,
Series 2000, AMT, LOC: JPMorgan Chase Bank 3.100% 02/01/20 (a)	1,700,000	1,700,000

	Par ($)	Value ($)
Michigan Turkey Producers,
Series 2000 A, AMT, LOC: Fifth Third Bank 2.290% 05/01/15 (a)	1,600,000	1,600,000
Series 2003, AMT,
LOC: Fifth Third Bank 2.290% 08/01/23 (a)	855,000	855,000
MI Wayne County Airport Authority Revenue
Series 2005, AMT,
LOC: Merrill Lynch International Bank Loan, 1.900% 12/01/15 (a)	20,525,000	20,525,000
Series 2008 C-1, AMT,
LOC: Wachovia Bank N.A. 1.980% 12/01/21 (a)	20,000,000	20,000,000
Series 2008 C-2, AMT,
LOC: Wachovia Bank N.A. 1.980% 12/01/24 (a)	10,285,000	10,285,000
Series 2008 C-3, AMT,
LOC: Wachovia Bank N.A. 1.980% 12/01/33 (a)	12,290,000	12,290,000
Michigan Total		521,380,161
Minnesota – 1.3%
MN Becker
Certificates of Participation,
Series 2004, SPA: Bank of New York 1.930% 11/01/11 (a)	9,995,000	9,995,000
MN Eden Prairie Industrial Development Revenue
SWB LLC,
Series 2000 A, AMT, LOC: US Bank N.A. 2.150% 11/01/20 (a)	2,035,000	2,035,000
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Series 2008 K, AMT,
LOC: Bank of New York 1.750% 11/15/34 (a)	3,175,000	3,175,000
MN Minneapolis & St. Paul Metropolitan Airports Commission
Series 2008, AMT,
LIQ FAC: CItibank N.A. 1.960% 01/01/23 (a)	9,380,000	9,380,000

See Accompanying Notes to Financial Statements.

15

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Minneapolis & St. Paul Housing Finance Board
Series 2005 A-1, AMT,
GTY AGMT: Trinity Plus Funding Co. 2.630% 04/01/15 (a)	1,469,115	1,469,115
MN Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: Merrill Lynch & Co. 2.170% 01/01/51 (a)	11,995,000	11,995,000
Series 2007,
LIQ FAC: FHLMC 2.080% 05/01/31 (a)	935,000	935,000
MN RBC Municipal Products, Inc. Trust
Series 2008 E8, AMT,
LIQ FAC: Royal Bank of Canada 1.970% 08/01/11 (a)	25,000,000	25,000,000
MN St. Paul Port Authority Industrial Development Revenue
Camada LP,
Series 2005, AMT, LOC: Wells Fargo Bank N.A. 1.940% 12/01/12 (a)	2,400,000	2,400,000
MN Term Custodial Receipts
Series 2008, AMT,
2.630% 04/01/09 (b)	4,125,060	4,125,060
MN UBS Municipal Certificates
Series 2007, AMT,
SPA: Bank of New York 1.950% 03/12/10 (a)(c)	31,095,000	31,095,000
Minnesota Total		101,604,175
Mississippi – 0.1%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Inc.:
Series 2005 A, AMT, LOC: Branch Banking & Trust Co. 2.000% 03/01/15 (a)	1,180,000	1,180,000
Series 2005, AMT,
LOC: Branch Banking & Trust Co. 2.000% 03/01/25 (a)	2,185,000	2,185,000
MS Home Corp.
Multi-Family Revenue,
Brandon Housing Associates LP, Series 2001-2, AMT, LOC: Regions Bank 1.990% 05/01/31 (a)	6,300,000	6,300,000
Mississippi Total		9,665,000

	Par ($)	Value ($)
Missouri – 3.4%
MO Curators University
Series 2008 A,
3.000% 06/30/09	50,000,000	50,533,063
MO Development Finance Board
The Nelson Gallery Foundation,
Series 2008, SPA: JPMorgan Chase Bank 2.350% 12/01/37 (a)	98,000,000	98,000,000
MO DFA Municipal Trust
Series 2008, AMT,
SPA: DEPFA Bank PLC: 2.240% 08/15/40 (a)	39,800,000	39,800,000
2.240% 02/15/41 (a)	29,800,000	29,800,000
MO Environmental Improvement & Energy Resources Authority
Series 2006, AMT,
GTY AGMT: Morgan Stanley 2.040% 12/01/36 (a)	17,250,000	17,250,000
MO Mountain Grove Industrial Development Authority Revenue
Mountain Grove #1, Inc.,
Series 1997, AMT, LOC: Bank of Oklahoma NA LOC: Wachovia Bank N.A. 2.050% 11/01/13 (a)	1,515,000	1,515,000
MO Scott Industrial Development Authority
Mid-South Wire Co., Inc.,
Series 2007, AMT, LOC: Regions Bank 1.990% 05/01/22 (a)	2,800,000	2,800,000
MO St. Louis Industrial Development Authority
General Grant Apartments,
Series 2003, AMT, LOC: U.S. Bank N.A. 2.020% 03/01/38 (a)	19,140,000	19,140,000
MO Washington Industrial Development Authority
Whistle Point Partnership,
Series 2006, AMT, LOC: U.S. Bank of Washington LOC: U.S. Bank N.A. 2.000% 05/01/28 (a)	6,600,000	6,600,000
Missouri Total		265,438,063

See Accompanying Notes to Financial Statements.

16

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Montana – 0.6%
MT Board of Housing
Series 2007, AMT,
SPA: Citigroup Financial Products 1.980% 05/01/40 (a)	5,045,000	5,045,000
MT Higher Education Student Assistance Corp.
Series 2007 A, AMT:
SPA: DEPFA Bank PLC 1.930% 12/01/42 (a)	13,500,000	13,500,000
SPA: DEPFA Bank PLC 2.000% 12/01/42 (a)	31,000,000	31,000,000
Montana Total		49,545,000
Nebraska – 0.5%
NE Investment Finance Authority
Multi-Family Housing,
Series 2001 A, AMT, LOC: U.S. Bank N.A. 1.880% 09/01/36 (a)	6,000,000	6,000,000
Series 2008 D, AMT,
SPA: FHLB 2.100% 09/01/38 (a)	12,500,000	12,500,000
NE Lancaster County Industrial Development Revenue
MLLC LLC,
Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 1.940% 11/01/20 (a)	4,225,000	4,225,000
NE Omaha Public Power District
1.600% 11/06/08	12,500,000	12,500,000
Nebraska Total		35,225,000
Nevada – 2.5%
NV Clark County Airport Revenue
Series 2008 A-2, AMT,
SPA: Banco Bilbao Vizcaya 2.200% 07/01/22 (a)	50,000,000	50,000,000
Series 2008, AMT,
3.000% 07/01/09	100,000,000	100,858,227
NV Director of the State Department of Business & Industry
Barrick Gold Corp.,
Series 1999, AMT, LOC: Royal Bank of Canada 1.900% 06/01/29 (a)	21,500,000	21,500,000

	Par ($)	Value ($)
NV Housing Division
Series 2007, AMT,
LOC: Wells Fargo & Co. 1.910% 04/01/41 (a)	9,155,000	9,155,000
Sonoma Palms LP,
Series 2005, AMT, LIQ FAC: FNMA 2.000% 04/15/39 (a)	16,300,000	16,300,000
Nevada Total		197,813,227
New Hampshire – 0.2%
NH Housing Finance Authority
P.R.A. Properties LP,
Series 2003, AMT, LIQ FAC: FNMA 1.850% 04/15/33 (a)	16,300,000	16,300,000
New Hampshire Total		16,300,000
New Jersey – 1.8%
NJ Housing & Mortgage Finance Agency
Series 2008, AMT,
LOC: Dexia Credit Local 2.000% 11/01/46 (a)	100,000,000	100,000,000
Series 2008,
LOC: Dexia Credit Local 1.700% 11/01/46 (a)	6,490,000	6,490,000
NJ Turnpike Authority
Series 2008 A,
3.000% 05/01/09	35,000,000	35,262,018
New Jersey Total		141,752,018
New Mexico – 1.0%
NM Educational Assistance Foundation
Series 2008 A-3, AMT,
LOC: Lloyds TSB Bank PLC 1.950% 04/01/36 (a)	37,000,000	37,000,000
NM Mortgage Finance Authority
Series 2008, AMT:
LIQ FAC: Morgan Stanley 1.990% 01/01/39 (a)	12,180,000	12,180,000
SPA: Trinity Plus Funding Co. 2.460% 03/01/43 (a)	28,600,808	28,600,808
New Mexico Total		77,780,808

See Accompanying Notes to Financial Statements.

17

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Municipal Bonds (continued)
	Par ($)	Value ($)
New York – 3.2%
NY Bank of New York Municipal Certificates Trust
Series 2007, AMT,
SPA: Bank of New York 1.900% 05/01/16 (a)	50,306,500	50,306,500
NY Housing Finance Agency
1010 Sixth Associates LLC,
Series 2002 A, AMT, LIQ FAC: FNMA 1.970% 05/15/33 (a)	44,300,000	44,300,000
400 East 84th Street Associates,
Series 1995 A, AMT, Guarantor: FNMA 2.000% 05/15/33 (a)	30,000,000	30,000,000
Marine Estates LLC,
Series 2005 A, AMT, LIQ FAC: FNMA 1.950% 11/15/38 (a)	25,000,000	25,000,000
NY Mortgage Agency
Series 2008, AMT,
SPA: Dexia Credit Local 1.900% 10/01/39 (a)	10,695,000	10,695,000
NY New York City Housing Development Corp.
One Columbus Place Partners LLC,
Series 1998 A, AMT, Guarantor: FNMA 1.950% 11/15/28 (a)	20,000,000	20,000,000
Series 1999 A, AMT,
Guarantor: FNMA 1.950% 04/15/29 (a)	5,000,000	5,000,000
NY Port Authority of New York & New Jersey
Series 2007, AMT,
LIQ FAC: Dexia Credit Local 1.890% 12/01/19 (a)	34,875,000	34,875,000
Series 2008, AMT,
LIQ FAC: JPMorgan Chase Bank 2.140% 01/15/13 (a)	5,400,000	5,400,000
NY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
GTY AGMT: Merrill Lynch & Co. LIQ FAC: FHLMC, 2.150% 09/01/52 (a)	26,235,000	26,235,000
New York Total		251,811,500

	Par ($)	Value ($)
North Carolina – 1.2%
NC Agriculture Finance Authority Development Revenue
McGill Environment System,
Series 2003, AMT, LOC: Branch Banking & Trust 2.000% 12/01/15 (a)	2,400,000	2,400,000
NC Burke Industrial Facility Pollution Control Revenue
Cox Manufacturing Co.,
Series 2003, AMT, LOC: Branch Banking & Trust 2.000% 06/01/24 (a)	1,455,000	1,455,000
NC Catawba County Industrial Facilities & Pollution Control
Von Drehle Properties LLC,
Series 2001, AMT, LOC: Branch Banking & Trust 2.000% 12/01/21 (a)	2,660,000	2,660,000
NC Davidson County Industrial Pollution Control Revenue
Childress Winery LLC,
Series 2004, AMT, LOC: Branch Banking & Trust 2.000% 04/01/26 (a)	4,500,000	4,500,000
NC Durham County
Multi-Family Housing,
Series 2005, AMT, GTY AGMT: Merrill Lynch Capital Services LIQ FAC: FHLMC, 2.170% 11/01/24 (a)	14,505,000	14,505,000
NC Guilford County Multi-Family Housing Revenue
Brentwood Crossings Apartments,
Series 2003, AMT, LOC: SunTrust Bank 2.000% 12/01/35 (a)	4,900,000	4,900,000
NC Housing Finance Agency
Series 2008, AMT,
LIQ FAC: Citibank N.A. 1.870% 01/01/38 (a)	2,570,000	2,570,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Sullivan Corp.,
Series 1996, AMT, LOC: JPMorgan Chase Bank 3.850% 01/01/11 (a)	810,000	810,000
Valspar Corp.,
Series 1995, AMT, LOC: Wachovia Bank N.A. 2.000% 06/01/15 (a)	2,900,000	2,900,000

See Accompanying Notes to Financial Statements.

18

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
NC Johnston County Industrial Facilities & Pollution Control Finance Authority
Hamlin Sheet Metal Co.,
Series 1997, AMT, LOC: Branch Banking & Trust 2.000% 11/01/17 (a)	2,000,000	2,000,000
NC Mecklenburg County Multi-Family Housing Revenue
Barrington Oaks LLC,
Series 2003, AMT, LOC: SunTrust Bank 2.050% 09/01/35 (a)	4,495,000	4,495,000
NC Port Authority Exempt Facilities Revenue
Wilmington Bulk LLC,
Series 2001 A, AMT, LOC: Branch Banking & Trust 2.000% 09/01/22 (a)	2,165,000	2,165,000
NC Raleigh Durham Airport Authority
Series 2007, AMT,
LIQ FAC: JPMorgan Chase Bank 2.070% 05/01/15 (a)	14,560,000	14,560,000
Series 2008 C, AMT,
LOC: SunTrust Bank 2.000% 05/01/36 (a)	13,000,000	13,000,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC,
Series 2008, AMT, LOC: Wachovia Bank N.A. 2.000% 01/01/28 (a)	8,000,000	8,000,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
PHC LLC,
Series 1999, AMT, LOC: Branch Banking & Trust 2.000% 03/01/14 (a)	2,800,000	2,800,000
Series 2008, AMT,
LOC: Branch Banking & Trust 2.000% 03/01/26 (a)	2,000,000	2,000,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Series 2007, AMT,
LOC: Branch Banking & Trust 2.000% 03/01/27 (a)	5,000,000	5,000,000
North Carolina Total		90,720,000

	Par ($)	Value ($)
North Dakota – 0.0%
ND Housing Finance Agency Revenue
Series 2002 B, AMT,
Guarantor: FSA, SPA: KBC Bank N.V. 2.300% 01/01/34 (a)	1,100,000	1,100,000
North Dakota Total		1,100,000
Ohio – 1.2%
OH Akron Metropolitan Housing Authority
Series 1998,
LOC: Fifth Third Bank 2.020% 04/01/18 (a)	2,090,000	2,090,000
OH Cuyahoga County Multi-Family Revenue
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 2.000% 02/01/33 (a)	5,715,000	5,715,000
OH Franklin County Multi-Family Housing Revenue
Ottawa Senior LP,
Series 2005, AMT, LOC: Fifth Third Bank 2.290% 08/01/35 (a)	3,700,000	3,700,000
OH Greene County Industrial Development Revenue
Series 1995, AMT,
LOC: KeyBank N.A. 2.110% 09/01/16 (a)	85,000	85,000
OH Hancock County Multi-Family Revenue
Pedcor Investments,
Series 1998 B, AMT, LOC: FHLB 2.040% 01/01/31 (a)	720,000	720,000
OH Housing Finance Agency Mortgage Revenue
Series 2005 F, AMT,
Guarantor: GNMA/FNMA, SPA: FHLB 1.850% 09/01/36 (a)	40,210,000	40,210,000
OH Housing Finance Agency Residential
Series 2008 B, AMT,
SPA: FHLB 2.000% 09/01/39 (a)	30,000,000	30,000,000
OH Medina Industrial Development Revenue
Series 2003 A, AMT,
LOC: Fifth Third Bank 2.290% 09/01/23 (a)	1,375,000	1,375,000

See Accompanying Notes to Financial Statements.

19

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Rickenbacher Port Authority
Series 2007, AMT,
GTY AGMT: Citigroup Financial Products 2.000% 01/01/35 (a)	4,700,000	4,700,000
OH Water Development Authority
Ohio Edison Co.,
Series 1998, AMT, LOC: Wachovia Bank N.A. 2.800% 09/01/18 (a)	7,000,000	7,000,000
OH Wood County Industrial Development Revenue
Series 2001, AMT,
LOC: Fifth Third Bank 2.290% 09/01/16 (a)	1,220,000	1,220,000
Ohio Total		96,815,000
Oklahoma – 2.3%
OK Claremore Industrial & Redevelopment Revenue
Whirlwind Steel Buildings,
Series 2001, AMT, LOC: Chase Manhattan Bank 3.100% 09/01/16 (a)	1,290,000	1,290,000
OK DFA Municipal Trust
Series 2008, AMT:
LOC: DEPFA Bank PLC 2.240% 12/01/34 (a)	21,645,000	21,645,000
LOC: DEPFA Bank PLC 2.240% 03/01/36 (a)	72,445,000	72,445,000
OK Housing Finance Agency Single Family Revenue
Series 2007, AMT,
GIC: AIG Matched Funding Corp. 2.460% 09/01/40 (a)	20,674,200	20,674,200
OK Industrial Authority Economic Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank 2.290% 10/01/23 (a)	1,680,000	1,680,000
OK Morgan Keegan Municipal Products, Inc.
Series 2006 E, AMT,
SPA: BNP Paribas, GIC: IXIS Funding Corp. 2.040% 02/01/10 (a)	53,850,000	53,850,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc.,
Series 2001, AMT, LOC: PNC Bank N.A. 1.970% 10/01/21 (a)	5,000,000	5,000,000
Oklahoma Total		176,584,200

	Par ($)	Value ($)
Oregon – 0.8%
OR Economic Development Revenue
KRC Western, Inc.,
Series 1997 178, AMT, LOC: JP Morgan Chase & Co. 2.000% 01/01/17 (a)	7,650,000	7,650,000
LD McFarland Cascade Co. Ltd.,
Series 1996 175, AMT, LOC: U.S. Bank N.A. 2.100% 11/01/16 (a)	3,490,000	3,490,000
Oregon Metal Slitters, Inc.,
Series 1997 181, AMT, LOC: U.S. Bank N.A. 2.040% 04/01/24 (a)	4,695,000	4,695,000
OR Housing & Community Services Department
Series 2008 C, AMT,
SPA: KBC Bank NV 1.950% 07/01/38 (a)	10,000,000	10,000,000
OR Portland Airport Revenue
Series 2008, AMT,
LOC: Lloyds TSB Bank PLC: 1.950% 07/01/26 (a)	12,000,000	12,000,000
2.000% 07/01/26 (a)	9,900,000	9,900,000
OR Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
LIQ FAC: FHLMC 2.190% 12/01/53 (a)	10,980,000	10,980,000
Oregon Total		58,715,000
Pennsylvania – 0.5%
PA Allegheny County Sanitation Authority
Series 2008,
Guarantor: FGIC, LIQ FAC: Morgan Stanley 1.870% 12/01/37 (a)	1,510,500	1,510,500
PA Authority for Industrial Development
Goldenberg Candy Co.,
Series 1997, AMT, LOC: PNC Bank N.A. 1.920% 01/01/13 (a)	1,895,000	1,895,000
PA Deutsche Bank Spears/Lifers Trust
Series 2007,
LIQ FAC: Deutsche Bank A.G. 1.870% 08/15/30 (a)	5,050,000	5,050,000

See Accompanying Notes to Financial Statements.

20

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Economic Development Financing Authority
AMC Delancey Traditions,
Series 2006, AMT, LOC: Citizens Bank of PA 1.910% 12/01/36 (a)	5,980,000	5,980,000
Wegner's Feed Mill, Inc.,
Series 1999 B-1, AMT, LOC: First Union National Bank 2.050% 07/01/19 (a)	5,400,000	5,400,000
PA Elk County Industrial Development Authority Revenue
Clarion Sintered Metals,
Series 1998, AMT, LOC: PNC Bank N.A. 1.970% 03/01/09 (b)	310,000	310,000
PA Grove City Area Hospital Authority
Grove Manor,
Series 2005, LOC: Fifth Third Bank 1.890% 12/01/29 (a)	1,620,000	1,620,000
PA Indiana County Industrial Development Authority
Constellation Energy Group,
Series 1997 A, AMT, LOC: Bank One N.A. 1.850% 06/01/27 (a)	2,750,000	2,750,000
PA Pittsburgh Urban Redevelopment Authority
Series 2001, AMT,
GIC: Trinity Plus Funding Co. 2.540% 06/01/31 (a)	14,013,000	14,013,000
PA Westmoreland County Industrial Development Authority
Rhodin Enterprises,
Series 1997, AMT, LOC: PNC Bank N.A. 1.920% 04/01/17 (a)	2,460,000	2,460,000
Pennsylvania Total		40,988,500
Puerto Rico – 0.1%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008,
GTY AGMT: Citibank N.A. 1.880% 09/03/09 (a)	7,000,000	7,000,000
Puerto Rico Total		7,000,000

	Par ($)	Value ($)
Rhode Island – 0.4%
RI Housing & Mortgage Finance Corp.
Series 2006, AMT,
LIQ FAC: Merrill Lynch Capital Services 1.920% 10/01/36 (a)	5,000,000	5,000,000
Series 2008, AMT,
2.000% 02/05/09	10,280,000	10,280,000
RI Student Loan Authority
Series 2008 B2, AMT,
LOC: State Street Bank & Trust Co. 1.920% 06/01/26 (a)	10,000,000	10,000,000
Series 2008 B4, AMT,
LOC: State Street Bank & Trust Co. 1.920% 06/01/48 (a)	7,000,000	7,000,000
Rhode Island Total		32,280,000
South Carolina – 1.2%
SC Housing Finance & Development Authority
Series 2008 A, AMT,
GTY AGMT: Depfa Bank PLC 1.900% 09/18/09 (a)	22,000,000	22,000,000
Spring Grove LP,
Series 2000, AMT, LOC: SunTrust Bank 2.000% 12/01/34 (a)	7,135,000	7,135,000
SC Jobs Economic Development Authority
1350 Shiloh Properties,
Series 2007, AMT, LOC: National City Bank 2.510% 09/01/27 (a)	125,000	125,000
Abraham Industries LLC,
Series 1999, AMT, LOC: PNC Bank N.A. 1.970% 05/01/14 (a)	3,400,000	3,400,000
Banks Construction Co.,
Series 1999, AMT, LOC: Wachovia Bank of N.A. 2.000% 05/01/09 (b)	400,000	400,000
Imagepoint, Inc.,
Series 2005, AMT, LOC: Wachovia Bank N.A. 2.000% 12/01/23 (a)	3,470,000	3,470,000
Mancor Industries, Inc.,
Series 1999, AMT, LOC: PNC Bank N.A. 1.970% 05/01/14 (a)	645,000	645,000

See Accompanying Notes to Financial Statements.

21

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August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Performance Friction Corp.,
Series 2001, AMT, LOC: Wachovia Bank N.A. 2.000% 06/01/12 (a)	2,230,000	2,230,000
Quoize, Inc.,
Series 1996, AMT, 2.000% 05/01/16 (b)	3,325,000	3,325,000
Rock-Tenn Converting Co.,
Series 2002, AMT, LOC: SunTrust Bank 2.050% 04/01/32 (a)	2,500,000	2,500,000
Sargent Metal Fabricators,
Series 2002, AMT, LOC: Branch Banking & Trust 2.000% 11/01/22 (a)	3,185,000	3,185,000
SoPakCo., Inc.,
Series 2006, AMT, LOC: Regions Bank 1.990% 02/01/16 (a)	7,240,000	7,240,000
Vista Hotel Partners LLC,
Series 2005, AMT, LOC: SunTrust Bank 2.000% 12/01/35 (a)	14,800,000	14,800,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
LIQ FAC: FHLMC 2.190% 03/01/49 (a)	21,535,000	21,535,000
South Carolina Total		91,990,000
South Dakota – 3.6%
SD Housing Development Authority
Series 2005 G, AMT,
SPA: DEPFA Bank PLC 1.930% 05/01/35 (a)	25,000,000	25,000,000
Series 2006, AMT,
GTY AGMT: Pallas Capital 2.690% 05/01/45 (a)(d)	160,000,000	160,000,000
Series 2006,
GTY AGMT: Pallas Capital 2.590% 05/01/45 (a)	18,740,000	18,740,000
Series 2008 13046, AMT,
LIQ FAC: Citigroup Financial Products, Inc. 1.870% 05/01/31 (a)	9,895,000	9,895,000
Series 2008 C, AMT,
SPA: FHLB 1.850% 05/01/39 (a)	45,000,000	45,000,000
Series 2008, AMT,
LIQ FAC: Citigroup Financial Products, Inc. 1.870% 05/01/37 (a)	14,725,000	14,725,000

	Par ($)	Value ($)
SD Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Merrill Lynch International Bank Ltd. 1.900% 11/01/26 (a)	10,895,000	10,895,000
South Dakota Total		284,255,000
Tennessee – 0.6%
TN Franklin County Industrial Development Board
Zanini Tennessee, Inc.,
Series 2005 A, AMT, LOC: Regions Bank 2.040% 12/01/20 (a)	1,000,000	1,000,000
TN Greeneville Industrial Development Board
Packaging Services, Inc.,
Series 2003, AMT, LOC: SunTrust Bank 2.050% 05/01/18 (a)	2,000,000	2,000,000
TN Memphis Health Educational & Housing Facilities Board
Alco Breezy Point Partners,
Series 2005 A, AMT, LOC: AmSouth Bank 1.990% 12/01/35 (a)	3,250,000	3,250,000
Alco Greenbriar Partners,
Series 2006 A, AMT, LOC: Regions Bank 1.990% 11/01/36 (a)	6,730,000	6,730,000
Alco Knollcrest Partners,
Series 2005 A, AMT, LOC: AmSouth Bank 1.990% 12/01/35 (a)	1,425,000	1,425,000
TN Metropolitan Government Nashville & Davidson County
Health & Educational Facilities Board:
Pedcor Investments-2006-XCII LP, Series 2006 A, AMT, LOC: U.S. Bank N.A. 1.910% 12/01/41 (a)	10,000,000	10,000,000
Wedgewood Towers LP, Series 2004 A, AMT, LOC: AmSouth Bank 2.190% 06/01/34 (a)	1,000,000	1,000,000
TN Metropolitan Nashville Airport Authority
Embraer Aircraft Services, Inc.,
Series 2005, AMT, LOC: Regions Bank 2.190% 04/01/30 (a)	3,725,000	3,725,000

See Accompanying Notes to Financial Statements.

22

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2003, AMT,
LOC: SunTrust Bank 2.000% 07/01/12 (a)	890,000	890,000
TN Monroe County Industrial Development Board
PJS Enterprises LLC,
Series 2006, AMT, LOC: SunTrust Bank 2.000% 01/01/21 (a)	7,000,000	7,000,000
TN Sullivan County Industrial Development Board
Modern Forge Co.,
Series 1990, AMT, LOC: Fifth Third Bank 2.120% 07/01/10 (a)	5,000,000	5,000,000
TN Tullahoma Industrial Development Board
Marine Masters Trailers,
Series 2002, AMT, LOC: AmSouth Bank 2.040% 10/01/17 (a)	1,800,000	1,800,000
TN Union County Industrial Development Board
Cooper Container Corp.,
Series 2004, AMT, LOC: SunTrust Bank 2.000% 12/01/14 (a)	2,300,000	2,300,000
Tennessee Total		46,120,000
Texas – 9.6%
TX Austin Airport System Revenue
Financial Services Department,
Series 1995 A, AMT, LOC: JPMorgan Chase Bank 1.940% 11/15/17 (a)	15,600,000	15,600,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing Revenue,
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 2.000% 03/01/34 (a)	10,680,000	10,680,000
TX Calhoun County Naval Industrial Development Authority
BP Chemicals, Inc.,
Series 2003, AMT, 2.700% 01/01/24 (b)	2,300,000	2,300,000
TX Capital Area Cultural Education Facilities Finance Corp.
Roman Catholic Diocese Austin,
Series 2005, LOC: Wachovia Bank N.A. 1.850% 04/01/45 (a)	16,140,000	16,140,000

	Par ($)	Value ($)
TX Capital Industrial Development Corp. Solid Waste Disposal Revenue
Texas Disposal Systems, Inc.,
Series 2001, AMT, LOC: JPMorgan Chase Bank 2.000% 05/01/16 (a)	11,860,000	11,860,000
TX Dallas Housing Finance Corp.
Multi-Family Revenue,
Series 2007, AMT, LIQ FAC: Citigroup Financial Products 2.000% 02/01/37 (a)	11,030,000	11,030,000
TX Dallas-Fort Worth International Airport Facilities Improvement Corp.
Series 2007, AMT,
GTY AGMT: Morgan Stanley 2.040% 11/01/33 (a)	11,550,000	11,550,000
TX Department of Housing & Community Affairs
Lancaster Apartments LP,
Series 2007, AMT, LIQ FAC: FNMA 2.080% 07/15/40 (a)	14,250,000	14,250,000
St. Augustine Estate Apartments,
Series 2005, AMT, LOC: JPMorgan Chase Bank 1.910% 09/15/38 (a)	7,650,000	7,650,000
WOV Apartments LP,
Series 2008, AMT, LIQ FAC: FHLMC 2.080% 07/01/41 (a)	13,125,000	13,125,000
TX Deutsche Bank Spears/Lifers Trust
Series 2008, AMT:
LIQ FAC: Deutsche Bank A.G. 1.930% 07/01/18 (a)	3,110,000	3,110,000
LIQ FAC: Deutsche Bank A.G. 1.910% 08/01/23 (a)	2,395,000	2,395,000
TX East Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 2.000% 11/01/36 (a)	12,275,000	12,275,000
TX Greater East Higher Education Authority
LoanStar Assets Partners,
Series 1992 B, AMT, LOC: State Street Bank & Trust Co. 1.950% 05/01/42 (a)	30,200,000	30,200,000

See Accompanying Notes to Financial Statements.

23

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Gulf Coast Industrial Development Authority
Citgo Petroleum Corp.,
Series 2002, AMT, LOC: Royal Bank of Scotland 2.700% 02/01/32 (a)	3,500,000	3,500,000
TX Gulf Coast Waste Disposal Authority
BP PLC,
Series 1992, 2.500% 10/01/17 (b)	1,700,000	1,700,000
TX Harris County Health Facilities Development Corp.
Blood Center Gulf Coast Regional,
Series 1992, LOC: JP Morgan Chase Bank 2.850% 04/01/17 (a)	2,050,000	2,050,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates,
Series 1998, AMT, Guarantor: FNMA, 2.110% 06/01/30 (a)	10,920,000	10,920,000
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products: 2.000% 05/01/36 (a)	5,805,000	5,805,000
2.000% 08/01/36 (a)	7,105,000	7,105,000
2.000% 02/01/37 (a)	12,415,000	12,415,000
2.000% 11/01/40 (a)	14,850,000	14,850,000
TX Harris County Industrial Development Corp.
Deer Park Refining LP,
Series 2006, AMT, 2.450% 02/01/23 (b)	100,400,000	100,400,000
TX Houston Housing Financial Corp.
Series 2004, AMT,
Guarantor: FNMA 2.080% 04/15/37 (a)	3,500,000	3,500,000
TX Lower Neches Valley Authority Industrial Development Corp.
Exxon Mobil Corp.,
Series 2001 A, 2.500% 11/01/29 (b)	2,500,000	2,500,000
TX Mansfield Industrial Development Corporation Revenue
Aces - Pier 1 - Imports - Tex, Inc
Series 1986, AMT, LOC: JPMorgan Chase Bank 2.050% 11/01/26 (a)	5,100,000	5,100,000

	Par ($)	Value ($)
TX Montgomery Housing Finance Corp.
Woodline Park Apartments LP,
Series 2005, AMT, LOC: Citibank N.A. 1.930% 02/01/38 (a)	7,500,000	7,500,000
TX North Texas Higher Education Authority
Series 2003 A-1, AMT,
LOC: DEPFA Bank PLC 1.980% 10/01/37 (a)	750,000	750,000
Series 2008 A, AMT,
LOC: DEPFA Bank PLC 1.980% 06/01/43 (a)	54,550,000	54,550,000
TX Panhandle Regional Housing Finance Agency
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products: 2.000% 05/01/35 (a)	6,200,000	6,200,000
2.000% 05/01/36 (a)	5,445,000	5,445,000
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd.,
Series 2008, AMT, LIQ FAC: FHLMC 2.190% 10/01/50 (a)	11,425,000	11,425,000
Series 2008, AMT,
LIQ FAC: FHLMC: 2.190% 06/01/30 (a)	4,830,000	4,830,000
2.190% 07/01/44 (a)	10,030,000	10,030,000
2.190% 07/01/45 (a)	10,345,000	10,345,000
2.190% 03/01/46 (a)	14,345,000	14,345,000
2.190% 09/01/46 (a)	13,225,000	13,225,000
2.190% 09/01/47 (a)	12,145,000	12,145,000
2.190% 12/01/47 (a)	11,690,000	11,690,000
2.190% 11/01/49 (a)	14,555,000	14,555,000
2.190% 05/01/50 (a)	14,325,000	14,325,000
TX RBC Municipal Products, Inc. Trust
Series 2008, AMT,
LIQ FAC: Royal Bank of Canada LOC: Royal Bank of Canada 2.090% 12/01/27 (a)	58,945,000	58,945,000
TX Southeast Housing Finance Corp.
Series 2007, AMT,
LIQ FAC: Citigroup Financial Products 2.150% 03/01/38 (a)	14,080,000	14,080,000
TX State
Series 2004 A, AMT,
SPA: State Street Bank & Trust Co. 2.130% 12/01/34 (a)	42,280,000	42,280,000

See Accompanying Notes to Financial Statements.

24

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006, AMT,
SPA: State Street Bank and Trust Co.: 2.250% 02/01/12 (a)	18,430,000	18,430,000
2.250% 02/01/13 (a)	33,460,000	33,460,000
2.250% 08/01/14 (a)	6,495,000	6,495,000
2.250% 08/01/16 (a)	6,770,000	6,770,000
2.250% 08/01/17 (a)	4,850,000	4,850,000
Series 2007 A, AMT,
SPA: DEPFA Bank PLC 1.930% 06/01/37 (a)	22,445,000	22,445,000
TX Travis County Housing Finance Corp.
Multi-Family Housing Revenue,
Rosemont at Old Manor Apartments, Series 2004, AMT, Guarantor: FNMA 2.080% 08/15/37 (a)	6,700,000	6,700,000
TX University Systems Revenue Facility
1.480% 10/09/08	10,000,000	10,000,000
Texas Total		747,825,000
Utah – 4.3%
UT DFA Municipal Trust
Series 2008, AMT,
LOC: DEPFA Bank PLC: 2.240% 11/01/13 (a)	24,300,000	24,300,000
2.240% 11/01/25 (a)	79,400,000	79,400,000
2.240% 11/01/31 (a)	75,030,000	75,030,000
2.240% 11/01/39 (a)	45,780,000	45,780,000
UT Housing Corp.
Multi-Family Revenue,
BP-UT 2 LLC, Series 2004 A, AMT, LOC: Citibank N.A. 1.940% 07/01/35 (a)	9,000,000	9,000,000
Single Family Mortgage Revenue:
Series 2001 B, AMT, LIQ FAC: FHLB 2.100% 07/01/32 (a)	11,575,000	11,575,000
Series 2007 A, AMT, LIQ FAC: DEPFA Bank PLC 2.100% 07/01/38 (a)	12,000,000	12,000,000
Series 2008 D-1, GTY AGMT: DEPFA Bank PLC LIQ FAC: Wells Fargo Bank N.A., 2.300% 07/01/39 (a)	12,250,000	12,250,000
Series 2008 B1-Cl, AMT, SPA: Wells Fargo Bank N.A. 2.100% 07/01/39 (a)	12,950,000	12,950,000

	Par ($)	Value ($)
UT Salt Lake City Industrial Development Revenue
Spring Air Mountain West,
Series 2003, AMT, LOC: U.S.Bank N.A. 1.880% 07/01/23 (a)	2,375,000	2,375,000
UT State Board Regents Student Loan Revenue
Series 1993 A, AMT,
LOC: DEPFA Bank PLC 2.150% 11/01/23 (a)	30,000,000	30,000,000
UT Tooele City Industrial Development Revenue
Conestoga Wood Specialists,
Series 2007, AMT, LOC: Wachovia Bank N.A. 2.000% 04/01/27 (a)	9,455,000	9,455,000
Encon Utah,
Series 2002 A, AMT, LOC: U.S. Bank N.A. 2.100% 10/01/22 (a)	3,100,000	3,100,000
UT West Jordan Industrial Development Revenue
Vesper Corp.,
Series 1994 A, AMT, LOC: KeyBank N.A. 2.000% 04/01/14 (a)	5,000,000	5,000,000
Utah Total		332,215,000
Vermont – 0.0%
VT Economic Development Authority
Alpine Pipeline Co.,
Series 1999 A, AMT, LOC: KeyBank N.A. 2.110% 12/01/20 (a)	1,090,000	1,090,000
Vermont Total		1,090,000
Virginia – 1.1%
VA Capital Beltway Funding Corp.
Series 2008 A, AMT,
LOC: DEPFA Bank PLC 2.000% 12/31/47 (a)	35,000,000	35,000,000
Series 2008 C, AMT,
LOC: National Australia Bank 1.900% 12/31/47 (a)	15,000,000	15,000,000
VA Deutsche Bank Spears/Lifers Trust Various States
Series 2008, AMT,
LIQ FAC: Deutsche Bank A.G. 1.930% 07/01/19 (a)	6,170,000	6,170,000

See Accompanying Notes to Financial Statements.

25

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
VA Fairfax County Economic Development Authority
Szivic Family LLC,
Series 2006, AMT, LOC: Branch Banking & Trust 2.000% 09/01/26 (a)	1,950,000	1,950,000
VA Portsmouth Redevelopment & Housing Authority
Multi-Family Housing,
Series 2006, AMT, SPA: FHLMC 2.170% 03/01/50 (a)	3,430,000	3,430,000
VA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT:
LIQ FAC: FHLMC 2.190% 05/01/40 (a)	6,660,000	6,660,000
LIQ FAC: Merrill Lynch International Bank Loan 1.940% 07/01/33 (a)	16,900,000	16,900,000
VA Westmoreland County Industrial Development Revenue
Economic Development Revenue,
Second Development LLC, Series 2003, AMT, LOC: Regions Bank 2.000% 08/01/19 (a)	3,000,000	3,000,000
Virginia Total		88,110,000
Washington – 2.2%
WA Deutsche Bank Spears/Lifers Trust
Series 2008, AMT:
GTY AGMT: Deutsche Bank A.G.: 1.930% 02/01/21 (a)	3,950,000	3,950,000
1.930% 04/01/16 (a)	3,775,000	3,775,000
WA Economic Development Finance Authority
RMI Investors LLC,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 1.940% 08/01/26 (a)	3,280,000	3,280,000
WA Housing Finance Commission
Multi-Family Housing Revenue:
Inglebrook Court Project, Series 1995, AMT, 2.100% 07/01/25 (b)	8,300,000	8,300,000
Pacific Inn Apartments, Series 1996 A, AMT, LOC: US Bank N.A. 2.100% 05/01/28 (a)	1,350,000	1,350,000

	Par ($)	Value ($)
Sherwood Springs Apartments, Series 1997 A, AMT, LOC: US Bank N.A. 2.100% 09/01/27 (a)	2,000,000	2,000,000
Sisters of Providence, Series 1995, AMT, LOC: US Bank N.A. 2.100% 12/01/15 (a)	1,505,000	1,505,000
Multi-Family Revenue:
Lake City Senior Housing Associates, Series 2006, AMT, Guarantor: FHLMC 2.110% 07/01/39 (a)	4,500,000	4,500,000
Mountain West Investment Corp., Series 2001, AMT, Guarantor: FNMA 2.080% 09/01/34 (a)	6,285,000	6,285,000
The Seasons I LLC, Series 2006, AMT, Guarantor: FNMA 2.100% 12/15/40 (a)	14,700,000	14,700,000
Series 2005 A, AMT,
GTY AGMT: Trinity Funding Co. LLC 2.640% 06/01/39 (a)	7,614,000	7,614,000
Series 2007 5-A, AMT,
GIC: Bayerische Landesbank 3.650% 10/01/08	22,500,000	22,500,000
Series 2008, AMT:
2.100% 07/01/09	20,000,000	20,000,000
LIQ FAC: Citigroup Financial Products 2.150% 01/01/38 (a)	5,455,000	5,455,000
WA Pierce County Economic Development
McFarland Cascade,
Series 1996, AMT, LOC: US Bank N.A. 2.100% 12/01/17 (a)	3,755,000	3,755,000
WA Port Bellingham Industrial Development Corp.
BP West Coast Products LLC,
Series 2006, AMT, 2.700% 07/01/40 (b)	14,900,000	14,900,000
WA Port of Seattle
Series 2007, AMT,
SPA: Bank of New York 2.170% 07/01/23 (a)	25,150,000	25,150,000
WA Seattle Housing Authority Revenue
High Point South LP,
Series 2007, AMT, LOC: KeyBank N.A. 2.110% 03/01/39 (a)	11,500,000	11,500,000

See Accompanying Notes to Financial Statements.

26

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
Rainier Vista Project, Phase I,
Series 2003, AMT, LOC: KeyBank N.A. 1.880% 12/01/36 (a)	5,175,000	5,175,000
WA Yakima County Public Corp.
Oord Dairy,
Series 2004, AMT, LOC: KeyBank N.A. 2.110% 04/01/18 (a)	4,415,000	4,415,000
Washington Total		170,109,000
West Virginia – 1.1%
WV Beckley Revenue Refunding
Beckley Water Co.,
Series 2003, AMT, LOC: Bank One West Virginia 2.350% 10/01/16 (a)	6,455,000	6,455,000
WV Economic Development Authority
Appalachian Power Co.,
Series 2008 B, AMT, LOC: JPMorgan Chase Bank 2.000% 02/01/36 (a)	10,000,000	10,000,000
Ohio Power Co.,
Series 2008 A, AMT, LOC: Royal Bank of Scotland 1.840% 04/01/36 (a)	16,250,000	16,250,000
WV Marion County Commission Solid Waste Disposal Revenue
Grantown Project,
Series 1990 C, AMT, LOC: Deutsche Bank A.G. 2.100% 10/01/17 (a)	1,000,000	1,000,000
WV Pleasants County Commission Industrial Development Revenue
Simex, Inc.,
Series 1999, AMT, LOC: PNC Bank N.A. 1.970% 12/01/19 (a)	7,055,000	7,055,000
WV Putnam County Solid Waste Disposal Revenue
FMC Corp.,
Series 1991, AMT, LOC: Wachovia Bank N.A. 2.050% 05/01/21 (a)	1,530,000	1,530,000
Toyota Motor Credit Corp.,
Series 1998 A, AMT, 1.950% 06/01/28 (b)	40,000,000	40,000,000
West Virginia Total		82,290,000

	Par ($)	Value ($)
Wisconsin – 7.0%
WI Caledonia Industrial Development Revenue
Caledonia Properties LLC,
Series 1998, AMT, LOC: Fifth Third Bank N.A. 2.290% 12/01/18 (a)	1,500,000	1,500,000
WI Chippewa Falls Industrial Development Revenue
Series 2003, AMT,
LOC: Fifth Third Bank 2.290% 04/01/33 (a)	1,000,000	1,000,000
WI Housing & Economic Development Authority
Series 2003 A, AMT,
SPA: FHLMC 1.950% 09/01/33 (a)	10,920,000	10,920,000
Series 2005 A, AMT,
SPA: Lloyds TSB Bank PLC 1.950% 03/01/36 (a)	80,920,000	80,920,000
Series 2005 D, AMT,
SPA: DEPFA Bank PLC 1.950% 09/01/36 (a)	80,275,000	80,275,000
Series 2006 A, AMT:
GTY AGMT: Pallas Capital 2.590% 04/01/11 (a)	80,257,000	80,257,000
SPA: KBC Bank N.V. 2.000% 09/01/37 (a)	2,900,000	2,900,000
Series 2007 E, AMT,
SPA: Fortis Bank SA 2.050% 09/01/38 (a)	27,980,000	27,980,000
Series 2008 A, AMT,
LIQ FAC: JPMorgan Chase Bank 2.050% 09/01/38 (a)	86,175,000	86,175,000
Series 2008, AMT:
LIQ FAC: Citibank N.A. 1.880% 09/01/23 (a)	6,665,000	6,665,000
LIQ FAC: JPMorgan Chase Bank 2.020% 03/01/12 (a)	8,965,000	8,965,000
WI Kenosha Industrial Development Revenue
Monarch Plastics, Inc.,
Series 1994, AMT, LOC: Bank One Milwaukee N.A. 3.850% 12/01/09 (a)	350,000	350,000
WI Menomonee Falls Industrial Development Revenue
Jema LLC,
Series 1994, AMT, LOC: Bank One Milwaukee N.A. 3.100% 09/01/14 (a)	2,190,000	2,190,000

See Accompanying Notes to Financial Statements.

27

Columbia Municipal Reserves

August 31, 2008

Municipal Bonds (continued)
	Par ($)	Value ($)
WI Milwaukee City
1.600% 12/11/08	4,000,000	4,000,000
Series 2008,
3.000% 09/03/09 (d)	50,000,000	50,680,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC,
Series 2004, AMT, LOC: LaSalle Bank N.A. 2.350% 12/01/44 (a)	1,500,000	1,500,000
WI Oconto Industrial Development Revenue
Unlimited Services of Wisconsin,
Series 2000, AMT, LOC: U.S. Bank N.A. 2.150% 11/01/12 (a)	850,000	850,000
WI Park Falls Industrial Development Revenue
Shield Brothers, Inc.,
Series 2000, AMT, LOC: Bank One Wisconsin 2.350% 08/01/20 (a)	700,000	700,000
WI Pewaukee Industrial Development
Mixer Systems, Inc.,
Series 2000, AMT, LOC: JPMorgan Chase & Co. 3.100% 09/01/20 (a)	1,650,000	1,650,000
WI Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT,
LIQ FAC: Merrill Lynch International Bank Ltd. 1.940% 03/01/38 (a)	25,565,000	25,565,000
Series 2008,
LIQ FAC: Merrill Lynch Capital Services 2.210% 02/15/26 (a)	1,270,000	1,270,000
WI Saukville Village Community Industrial Development Authority
Calibre, Inc.,
Series 2004, AMT, LOC: U.S. Bank N.A. 2.400% 09/01/29 (a)	1,440,000	1,440,000
WI Sheboygan Industrial Development Revenue
SBCO Foods of Wisconsin,
Series 2002, AMT, LOC: Bank One N.A. 3.100% 08/01/12 (a)	1,670,000	1,670,000
WI State
1.600% 10/09/08	27,500,000	27,500,000

	Par ($)	Value ($)
WI Term Tender Custodial Receipts
Series 2008:
2.750% 02/02/09	20,000,000	20,000,000
2.750% 02/02/09 (b)	20,000,000	20,000,000
WI Whitewater Industrial Development Revenue
Husco International, Inc.,
Series 1997, AMT, LOC: JP Morgan Chase Bank 2.100% 12/01/12 (a)	3,500,000	3,500,000
Wisconsin Total		550,422,000
Wyoming – 0.4%
WY Campbell County Industrial Development Revenue
Two Elk Generation Partners,
Series 2007, AMT, GTY AGMT: Royal Bank of Canada 3.650% 11/01/37 (a)	22,000,000	22,000,000
WY Sweetwater County Environmental Improvement Revenue
Series 2007, AMT,
LOC: Rabobank Nederland 2.000% 07/01/26 (a)	10,000,000	10,000,000
Wyoming Total		32,000,000
Total Municipal Bonds (cost of $7,960,594,772)		7,960,594,772
Commercial Paper – 0.6%
Massachusetts – 0.6%
MA State
1.620% 11/05/08	47,000,000	47,000,000
Massachusetts Total		47,000,000
Total Commercial Paper (cost of $47,000,000)		47,000,000
Short-Term Obligations – 1.8%
Variable Rate Demand Notes – 1.8%
FHLMC Multifamily VRD Certificates
2.190% 02/15/35 (b)	10,505,221	10,505,221
2.190% 08/15/45 (b)	38,812,889	38,812,889
2.190% 01/15/47 (b)	39,050,231	39,050,231
Series M015, AMT, LIQ FAC: FHLMC 1.990% 05/15/46 (b)	41,985,000	41,985,000

See Accompanying Notes to Financial Statements.

28

Columbia Municipal Reserves

August 31, 2008

Short-Term Obligations (continued)
	Par ($)	Value ($)
Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT,
LIQ FAC: Dexia Credit Local 1.920% 07/01/22 (a)	11,590,000	11,590,000
Total Variable Rate Demand Notes		141,943,341
Total Short-Term Obligations (cost of $141,943,341)		141,943,341
Total Investments – 104.3% (cost of $8,149,538,113) (e)		8,149,538,113
Other Assets & Liabilities, Net – (4.3)%		(334,354,589)
Net Assets – 100.0%		7,815,183,524

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2008.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, this security, which is not illiquid, represents 0.4% of net assets.

(d)  Security purchased on a delayed delivery basis.

(e)  Cost for federal income tax purposes is $8,149,538,113.

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FGIC	Financial Guaranty Insurance Co.

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

FSA	Financial Security Assurance, Inc.

GIC	Guaranteed Investment Contract

GNMA	Government National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	MBIA Insurance Corp.

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

29

Statement of Assets and Liabilities – Columbia Municipal Reserves
August 31, 2008

		($)
Assets	Investments, at amortized cost approximating value	8,149,538,113
	Cash	55,405,716
	Receivable for:
	Investments sold	5,005,232
	Fund shares sold	59,413
	Interest	25,734,348
	Trustees' deferred compensation plan	12,039
	Other assets	56,059
	Total Assets	8,235,810,920
Liabilities	Payable for:
	Investments purchased	204,440,023
	Investments purchased on a delayed delivery basis	210,680,000
	Fund shares repurchased	11,498
	Distributions	2,501,599
	Investment advisory fee	1,044,323
	Administration fee	267,658
	Transfer agent fee	81,845
	Pricing and bookkeeping fees	46,735
	Trustees' fees	67,741
	Custody fee	14,726
	Distribution and service fees	1,326,593
	Chief compliance officer expenses	570
	Trustees' deferred compensation plan	12,039
	Other liabilities	132,046
	Total Liabilities	420,627,396
	Net Assets	7,815,183,524
Net Assets Consist of	Paid-in capital	7,813,979,215
	Undistributed net investment income	1,204,309
	Net Assets	7,815,183,524

See Accompanying Notes to Financial Statements.

30

Statement of Assets and Liabilities (continued) – Columbia Municipal Reserves
August 31, 2008

Capital Class Shares	Net assets	$3,207,123,111
	Shares outstanding	3,206,647,657
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$425,626,979
	Shares outstanding	425,563,880
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$157,719,771
	Shares outstanding	157,696,389
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$957,701,035
	Shares outstanding	957,559,056
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$54,831,727
	Shares outstanding	54,823,598
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,990,096,524
	Shares outstanding	1,989,801,493
	Net asset value per share	$1.00
Class Z Shares	Net assets	$36,332,596
	Shares outstanding	36,327,210
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$985,751,781
	Shares outstanding	985,605,644
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

31

Statement of Operations – Columbia Municipal Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	230,338,697
Expenses	Investment advisory fee	12,006,424
	Administration fee	7,345,507
	Distribution fee:
	Investor Class Shares	57,035
	Daily Class Shares	6,501,343
	Shareholder servicing and administration fees:
	Trust Class Shares	498,603
	Liquidity Class Shares	552,558
	Adviser Class Shares	2,435,307
	Investor Class Shares	142,588
	Daily Class Shares	4,643,816
	Institutional Class Shares	405,076
	Transfer agent fee	92,055
	Pricing and bookkeeping fees	289,394
	Trustees' fees	24,266
	Custody fee	121,543
	Chief compliance officer expenses	3,325
	Other expenses	467,728
	Total Expenses	35,586,568
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(4,288,091)
	Fees waived by shareholder services provider—Liquidity Class Shares	(221,023)
	Expense reductions	(56,056)
	Net Expenses	31,021,398
	Net Investment Income	199,317,299
	Net realized gain on investments	993,312
	Net Increase Resulting from Operations	200,310,611

See Accompanying Notes to Financial Statements.

32

Statement of Changes in Net Assets – Columbia Municipal Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($)(a)
Operations	Net investment income	199,317,299	273,709,778
	Net realized gain on investments	993,312	164,870
	Net Increase Resulting from Operations	200,310,611	273,874,648
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(91,117,413)	(144,935,195)
	Trust Class Shares	(12,696,605)	(16,405,196)
	Liquidity Class Shares	(5,916,332)	(11,184,733)
	Adviser Class Shares	(23,370,353)	(26,252,198)
	Investor Class Shares	(1,297,811)	(1,931,054)
	Market Class Shares	—	(541)
	Daily Class Shares	(36,898,673)	(43,827,977)
	Class B Shares	—	(1,541)
	Class Z Shares	(1,008,724)	(1,604,287)
	Institutional Class Shares	(27,047,627)	(27,567,058)
	Total Distributions to Shareholders	(199,353,538)	(273,709,780)
	Net Capital Share Transactions	(974,202,632)	(352,620,737)
	Total Decrease in Net Assets	(973,245,559)	(352,455,869)
Net Assets	Beginning of period	8,788,429,083	9,140,884,952
	End of period	7,815,183,524	8,788,429,083
	Undistributed net investment income at end of period	1,204,309	270,624

(a) On May 30, 2007, Market Class and Class B shares were fully redeemed.

See Accompanying Notes to Financial Statements.

33

Statement of Changes in Net Assets – Columbia Municipal Reserves

	Year Ended August 31,
	2008		2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Stock Activity
Capital Class Shares
Subscriptions	23,885,169,590	23,885,169,590	34,966,109,697	34,966,109,697
Distributions reinvested	58,864,351	58,864,351	103,750,423	103,750,423
Redemptions	(25,188,647,285)	(25,188,647,285)	(35,863,616,148)	(35,863,616,148)
Net decrease	(1,244,613,344)	(1,244,613,344)	(793,756,028)	(793,756,028)
Trust Class Shares
Subscriptions	1,080,104,590	1,080,104,590	981,276,394	981,276,394
Distributions reinvested	91,767	91,767	123,798	123,798
Redemptions	(1,073,836,707)	(1,073,836,707)	(1,113,948,652)	(1,113,948,652)
Net increase (decrease)	6,359,650	6,359,650	(132,548,460)	(132,548,460)
Liquidity Class Shares
Subscriptions	1,283,182,115	1,283,182,115	1,627,934,259	1,627,934,259
Distributions reinvested	3,185,723	3,185,723	4,754,508	4,754,508
Redemptions	(1,437,135,130)	(1,437,135,130)	(1,663,616,215)	(1,663,616,215)
Net decrease	(150,767,292)	(150,767,292)	(30,927,448)	(30,927,448)
Adviser Class Shares
Subscriptions	3,104,411,742	3,104,411,742	4,468,356,969	4,468,356,969
Distributions reinvested	11,621,426	11,621,426	10,284,729	10,284,729
Redemptions	(3,071,300,180)	(3,071,300,180)	(4,227,535,793)	(4,227,535,793)
Net increase	44,732,988	44,732,988	251,105,905	251,105,905
Investor Class Shares
Subscriptions	92,894,855	92,894,855	70,174,447	70,174,447
Distributions reinvested	1,290,284	1,290,284	1,922,529	1,922,529
Redemptions	(85,432,351)	(85,432,351)	(100,281,771)	(100,281,771)
Net increase (decrease)	8,752,788	8,752,788	(28,184,795)	(28,184,795)
Market Class Shares
Subscriptions	—	—	1,056	1,056
Distributions reinvested	—	—	480	480
Redemptions	—	—	(24,724)	(24,724)
Net decrease	—	—	(23,188)	(23,188)
Daily Class Shares
Subscriptions	2,509,757,362	2,509,757,362	1,973,044,359	1,973,044,359
Distributions reinvested	36,890,262	36,890,262	43,827,970	43,827,970
Redemptions	(2,119,334,891)	(2,119,334,891)	(1,887,408,653)	(1,887,408,653)
Net increase	427,312,733	427,312,733	129,463,676	129,463,676
Class B Shares
Subscriptions	—	—	71,390	71,215
Distributions reinvested	—	—	1,347	1,347
Redemptions	—	—	(138,152)	(138,152)
Net decrease	—	—	(65,415)	(65,590)

See Accompanying Notes to Financial Statements.

34

Statement of Changes in Net Assets (continued) – Columbia Municipal Reserves

	Year Ended August 31,
	2008		2007 (a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z Shares
Subscriptions	14,023,603	14,023,603	21,447,063	21,447,063
Distributions reinvested	951,364	951,364	1,489,229	1,489,229
Redemptions	(18,524,858)	(18,524,858)	(34,770,489)	(34,770,489)
Net decrease	(3,549,891)	(3,549,891)	(11,834,197)	(11,834,197)
Institutional Class Shares
Subscriptions	6,585,133,559	6,585,133,559	6,402,851,166	6,402,851,166
Distributions reinvested	26,335,840	26,335,840	27,375,685	27,375,685
Redemptions	(6,673,899,663)	(6,673,899,663)	(6,166,077,463)	(6,166,077,463)
Net increase (decrease)	(62,430,264)	(62,430,264)	264,149,388	264,149,388

(a) On May 30, 2007, Market Class and Class B shares were fully redeemed

See Accompanying Notes to Financial Statements.

35

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0266		0.0351		0.0143		0.0256		0.0128	0.0089
Less Distributions to Shareholders:
From net investment income	(0.0266)		(0.0351)		(0.0143)		(0.0256)		(0.0128)	(0.0089)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.70%		3.56%		1.44	%(d)	2.59%		1.28%	0.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(e)	0.20	%(e)	0.20	%(e)(f)	0.20	%(e)	0.20%	0.20%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.72	%(e)	3.52	%(e)	3.43	%(e)(f)	2.60	%(e)	1.33%	0.88%
Net assets, end of period (000's)	$3,207,123		$4,451,392		$5,245,065		$3,537,820		$3,338,133	$1,988,042

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

36

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0256		0.0341		0.0139		0.0246		0.0118	0.0079
Less Distributions to Shareholders:
From net investment income	(0.0256)		(0.0341)		(0.0139)		(0.0246)		(0.0118)	(0.0079)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.59%		3.46%		1.40	%(d)	2.49%		1.18%	0.80%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(e)	0.30	%(e)	0.30	%(e)(f)	0.30	%(e)	0.30%	0.30%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.55	%(e)	3.40	%(e)	3.31	%(e)(f)	2.49	%(e)	1.16%	0.78%
Net assets, end of period (000's)	$425,627		$419,275		$551,810		$520,422		$407,159	$477,139

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

37

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0251		0.0336		0.0137		0.0241		0.0113	0.0074
Less Distributions to Shareholders:
From net investment income	(0.0251)		(0.0336)		(0.0137)		(0.0241)		(0.0113)	(0.0074)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.54%		3.41%		1.38	%(d)	2.43%		1.13%	0.74%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.35	%(e)	0.35	%(e)	0.35	%(e)(f)	0.35	%(e)	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%		0.16	%(f)	0.16%		0.18%	0.61%
Net investment income	2.68	%(e)	3.35	%(e)	3.27	%(e)(f)	2.39	%(e)	1.17%	0.73%
Net assets, end of period (000's)	$157,720		$308,502		$339,422		$315,658		$345,842	$149,812

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

38

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0241		0.0326		0.0133		0.0231		0.0103	0.0064
Less Distributions to Shareholders:
From net investment income	(0.0241)		(0.0326)		(0.0133)		(0.0231)		(0.0103)	(0.0064)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.44%		3.31%		1.33	%(d)	2.33%		1.03%	0.64%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(e)	0.45	%(e)	0.45	%(e)(f)	0.45	%(e)	0.45%	0.45%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.40	%(e)	3.26	%(e)	3.16	%(e)(f)	2.33	%(e)	1.01%	0.63%
Net assets, end of period (000's)	$957,701		$912,798		$661,680		$527,961		$474,653	$506,550

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

39

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0231		0.0316		0.0129		0.0221		0.0093	0.0054
Less Distributions to Shareholders:
From net investment income	(0.0231)		(0.0316)		(0.0129)		(0.0221)		(0.0093)	(0.0054)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.34%		3.20%		1.29	%(d)	2.23%		0.93%	0.54%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.55	%(e)	0.55	%(e)	0.55	%(e)(f)	0.55	%(e)	0.55%	0.55%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.28	%(e)	3.15	%(e)	3.07	%(e)(f)	2.19	%(e)	0.88%	0.53%
Net assets, end of period (000's)	$54,832		$46,035		$74,219		$66,136		$84,348	$147,189

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

40

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Daily Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0206		0.0291		0.0118		0.0196		0.0068	0.0031
Less Distributions to Shareholders:
From net investment income	(0.0206)		(0.0291)		(0.0118)		(0.0196)		(0.0068)	(0.0031)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.08%		2.95%		1.19	%(d)	1.97%		0.68%	0.31%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.80	%(e)	0.80	%(e)	0.80	%(e)(f)	0.80	%(e)	0.80%	0.78%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.09%
Net investment income	1.99	%(e)	2.91	%(e)	2.81	%(e)(f)	2.02	%(e)	0.67%	0.30%
Net assets, end of period (000's)	$1,990,097		$1,562,589		$1,433,097		$1,368,604		$591,206	$605,118

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

41

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,		Period Ended March 31,
Class Z Shares	2008	2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.0267	0.0351	0.0143		0.0109
Less Distributions to Shareholders:
From net investment income	(0.0267)	(0.0351)	(0.0143)		(0.0109)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00
Total return (c)(d)	2.70%	3.56%	1.44	%(e)	1.09	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.20	%(g)	0.20	%(g)
Waiver/Reimbursement	0.05%	0.06%	0.06	%(g)	0.06	%(g)
Net investment income (f)	2.70%	3.51%	3.42	%(g)	2.96	%(g)
Net assets, end of period (000's)	$36,333	$39,772	$51,606		$54,158

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Class Z Shares commenced operations on November 18, 2005.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

42

Financial Highlights – Columbia Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007		2006 (a)		2006		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.0262		0.0347		0.0142		0.0252		0.0124	0.0085
Less Distributions to Shareholders:
From net investment income	(0.0262)		(0.0347)		(0.0142)		(0.0252)		(0.0124)	(0.0085)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (b)(c)	2.66%		3.52%		1.42	%(d)	2.55%		1.24%	0.86%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.24	%(e)	0.24	%(e)	0.24	%(e)(f)	0.24	%(e)	0.24%	0.24%
Waiver/Reimbursement	0.05%		0.06%		0.06	%(f)	0.06%		0.08%	0.07%
Net investment income	2.67	%(e)	3.47	%(e)	3.38	%(e)(f)	2.49	%(e)	1.33%	0.84%
Net assets, end of period (000's)	$985,752		$1,048,065		$783,898		$578,505		$871,984	$479,770

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of the expenses, total return would have been reduced.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

43

Notes to Financial Statements – Columbia Municipal Reserves
August 31, 2008

Note 1. Organization

Columbia Municipal Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified Fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

44

Columbia Municipal Reserves
August 31, 2008

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2008, permanent book and tax basis differences resulting primarily from differing treatments for distribution reclassifications were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$969,924	$(969,925)	$1

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from	2008	2007
Tax-Exempt Income	$193,759,538	$272,188,098
Ordinary Income*	4,666,540	1,337,839
Long-Term Capital Gains	927,460	183,843

*  For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

45

Columbia Municipal Reserves
August 31, 2008

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$3,705,908	$—	$—

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following

46

Columbia Municipal Reserves
August 31, 2008

annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net asset of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $4,297.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses by $2,220.

47

Columbia Municipal Reserves
August 31, 2008

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Daily Class Shares	0.35%	0.35%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Daily Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Administration Plans:	Current Rate (after fee waivers)	Plan Limit
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

48

Columbia Municipal Reserves
August 31, 2008

At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2011	2010	2009	recovery	ended 8/31/08
$4,288,091	$4,996,638	$1,990,296	$11,275,025	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" in the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $53,836 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period, after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 49.2% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2008, the Fund also had one shareholder that held 40.1% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

49

Columbia Municipal Reserves
August 31, 2008

Note 8. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

50

Columbia Municipal Reserves
August 31, 2008

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Subsequent Event

The United States Department of the Treasury has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On October 1, 2008, the Board of Trustees approved the participation of the Fund in the Program, and the Fund is participating in the Program.

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program is in effect through December 18, 2008, unless extended.

51

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Municipal Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

52

Federal Income Tax Information (Unaudited) – Columbia Municipal Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the year ended August 31, 2008, the Fund designates long-term capital gains of $973,833.

For the fiscal year ended August 31, 2008, the Fund designated 97.8% of distributions made from net investment income as exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

53

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and Officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director-Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President-Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer-Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer-ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman-Conseco, Inc. (insurance) from September 2004 through current. Oversees 67. Director-Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67. President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; Trustee and Chairman—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan

54

Fund Governance (continued)

Independent Trustees (continued)

Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President-Micco Corporation and Mickel Investment Group. Oversees 67. Board Member-Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 1-800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President-Columbia Funds, since October 2004; Managing Director-Columbia Management Advisors, LLC, since September 2005; Senior Vice President-Columbia Management Distributors, Inc., since January 2005; Director-Columbia Management Services, Inc., since January 2005; Director-Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director-FIM Funding, Inc., since January 2005; President and Chief Executive Officer-CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

55

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer-Columbia Funds, from October 2003 to May 2008; Treasurer-the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President-Columbia Management Advisors, LLC, from April 2003 to December 2004; President-Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer-Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004-Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting of the Advisor from April 2002 to October 2004.

56

Important Information About This Report – Columbia Municipal Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Municipal Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

57

Columbia Management®

Columbia Municipal Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/155939-0808 (10/08) 08/61099

Columbia Management®

Annual Report

August 31, 2008

Columbia Money Market Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Economic Update	1

Understanding Your Expenses	2

Investment Portfolio	3

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Statement of Cash Flows	13

Financial Highlights	14

Notes to Financial Statements	22

Report of Independent Registered Public Accounting Firm	33

Federal Income Tax Information	34

Fund Governance	35

Important Information About This Report	41

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■   Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■   News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■   Monthly and quarterly performance information.

■   Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■   Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■   Mutual fund account details with balances, dividend and transaction information

■   Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■   On-line transactions including purchases, exchanges and redemptions

■   Account maintenance for updating your address and dividend payment options

■   Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Economic Update

October 17, 2008

Economic and Market Review from Columbia Management's Cash Investment Group

Over the past year, investors have witnessed extraordinary disruptions in the financial markets, as anxiety triggered by the collapse of the subprime mortgage market permeated across other market sectors. Corporate bond prices fell as the yield difference between corporate and U.S. Treasury bonds widened to levels not seen in more than a decade. In February, the difficulties in the taxable bond market spread to the municipal bond market as investors encountered issues in the auction-rate securities market. In an atmosphere of uncertainty, investors have flocked to the safety of government debt. The yield on the 30-year Treasury bond has dropped from 4.4% at the beginning of 2008 to 4.0% in September, its lowest level since the 1950s.

These market events have led to an unprecedented restructuring of the financial services industry. In May, in a deal engineered by the Federal Reserve Open Market Committee, JPMorgan Chase bought Bear Stearns at a deep discount as the latter foundered on the brink of bankruptcy. In September, the U.S. Treasury Department announced plans to take control of the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac), publicly owned, government-sponsored corporations established to purchase mortgages from lenders and securitize them. Weeks later, the venerable Lehman Brothers declared bankruptcy; the acquisition of Merrill Lynch was sought by Columbia Management's parent firm, Bank of America Corporation, pending shareholder and government approval; the giant American International Group (AIG) is now owned largely by the U.S. government; and Washington Mutual, holding company of the largest savings and loan institution in the nation, was taken over by government regulators as it stood on the verge of bankruptcy, who then brokered the sale of Washington Mutual's banking operations to JPMorgan Chase.

The U.S. Treasury Department has taken action to enhance investor confidence in money market funds, establishing a Temporary Guarantee Program for registered investment companies that are money market funds. The program is a temporary program that is in effect through December 18, 2008 (there is the possibility of future extension by the Treasury for a period up to September 18, 2009) and is voluntary on a fund-by-fund basis. The eligible money market mutual funds will pay a fee to the Treasury to participate in the program. The program provides for a guarantee to receive $1.00 per share in the event that a participating fund no longer has a $1.00 per share net asset value and liquidates. The guarantee only applies to investors in the fund as of the close of business on September 19, 2008 and is based on the number of shares held by an investor on that date. Any increase in the number of shares held in an account after the close of business on September 19, 2008 will not be guaranteed. If the number of shares held in an account fluctuates over the period, investors will be covered for either the number of shares held as of the close of business on September 19, 2008 or the current amount, whichever is less. The guarantee payment would be equal to any shortfall between the amount received by an investor in a liquidation and $1.00 per share. The program will not be subject to any per account limit. More details on the Treasury Temporary Guarantee Program are available at: http://www.ustreas.gov/press/releases/hp1163.htm. Also, the Federal Reserve Board announced an initiative to provide liquidity to markets by extending non-recourse loans at the primary credit rate to U.S. depository institutions and bank holding companies to finance their purchases of certain high-quality asset-backed commercial paper (ABCP) from money market mutual funds. This initiative is intended to assist money funds in obtaining liquidity to meet demands for redemptions by shareholders and foster liquidity in the ABCP markets and broader money markets.

Despite this challenging environment, Columbia Management's retail money market mutual funds, including Columbia Money Market Reserves, have always transacted at $1.00 per share and continue to do so; however, there is no guarantee that such price stability will be achieved in the future. Columbia Management has taken a number of steps to manage the money market mutual funds during this unprecedented period and to seek to ensure that the retail money market mutual funds continued to transact at $1.00 per share. Columbia managers seek to carefully manage fund liquidity, emphasizing high quality securities with very short maturities. Repurchase agreements remain an important component of this effort to achieve capital preservation, liquidity and attractive yields on behalf of shareholders. Columbia credit analysts seek to address the counterparty risk inherent in repurchase agreements through a multi-layered screening process, which also involves cash or other high quality collateral, whose value exceeds the principal amounts of the securities themselves.

Past performance is no guarantee of future results.

Portfolio holdings are subject to change periodically and may not be representative of current holdings. Current and future holdings are subject to risk, including, but not limited to, market and credit risk.

1

Understanding Your Expenses – Columbia Money Market Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,013.72	1,024.13	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,013.22	1,023.63	1.52	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,012.92	1,023.38	1.77	1.78	0.35
Adviser Class Shares	1,000.00	1,000.00	1,012.42	1,022.87	2.28	2.29	0.45
Investor Class Shares	1,000.00	1,000.00	1,011.91	1,022.37	2.78	2.80	0.55
Institutional Class Shares	1,000.00	1,000.00	1,013.52	1,023.93	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,013.32	1,023.78	1.37	1.37	0.27
G-Trust Shares	1,000.00	1,000.00	1,013.72	1,024.13	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Money Market Reserves

August 31, 2008

Commercial Paper – 51.1%
	Par ($)	Value ($)
Amstel Funding Corp.
2.750% 09/11/08 (a)(b)	95,000,000	94,927,431
Barton Capital Corp.
2.750% 11/14/08 (a)(b)	170,000,000	169,039,028
CAFCO LLC
2.690% 09/09/08 (a)(b)	191,000,000	190,885,824
2.780% 11/14/08 (a)(b)	61,000,000	60,651,419
2.780% 11/18/08 (a)(b)	65,000,000	64,608,483
2.780% 11/19/08 (a)(b)	103,000,000	102,371,643
Cancara Asset Securitisation LLC
2.760% 10/23/08 (a)(b)	225,000,000	224,103,000
2.780% 09/16/08 (a)(b)	150,000,000	149,826,250
2.850% 11/10/08 (a)(b)	33,000,000	32,817,125
2.850% 11/17/08 (a)(b)	86,000,000	85,475,758
2.860% 10/09/08 (a)(b)	116,000,000	115,649,809
2.870% 10/15/08 (a)(b)	80,000,000	79,719,378
Charta Corp.
2.690% 09/09/08 (a)(b)	100,000,000	99,940,222
2.780% 10/17/08 (a)(b)	67,000,000	66,762,001
Ciesco LLC
2.650% 09/16/08 (a)(b)	191,000,000	190,789,104
2.690% 09/09/08 (a)(b)	87,000,000	86,947,993
2.760% 10/15/08 (a)(b)	127,000,000	126,571,587
2.790% 11/19/08 (a)(b)	400,000,000	397,551,000
Citigroup Funding, Inc.
3.020% 12/17/08 (b)	125,000,000	123,877,986
Clipper Receivables Co. LLC
2.950% 11/14/08 (a)(b)	119,030,000	118,308,215
2.950% 11/17/08 (a)(b)	30,000,000	29,810,708
CRC Funding LLC
2.780% 11/19/08 (a)(b)	248,000,000	246,487,062
Dexia Delaware LLC
2.790% 10/14/08 (b)	375,000,000	373,750,313
2.810% 11/12/08 (b)	50,000,000	49,719,000
Edison Asset Securitization LLC
2.620% 11/06/08 (a)(b)	35,000,000	34,831,883
Eureka Securitization, Inc.
2.830% 11/12/08 (a)(b)	100,000,000	99,434,000
Fairway Finance LLC
2.780% 09/08/08 (a)(b)	158,000,000	157,914,592
2.810% 11/03/08 (a)(b)	72,000,000	71,645,940
2.810% 11/14/08 (a)(b)	40,000,000	39,768,956

	Par ($)	Value ($)
Falcon Asset Securitization Co. LLC
2.700% 11/10/08 (a)(b)	50,000,000	49,737,500
FCAR Owner Trust I
3.080% 10/15/08 (b)	184,500,000	183,805,460
Gemini Securitization Corp. LLC
2.750% 10/07/08 (a)(b)	49,000,000	48,865,250
2.750% 11/12/08 (a)(b)	65,000,000	64,642,500
2.750% 11/13/08 (a)(b)	137,000,000	136,236,035
2.750% 11/17/08 (a)(b)	94,930,000	94,371,627
2.750% 11/19/08 (a)(b)	174,000,000	172,949,958
General Electric Capital Corp.
2.820% 09/22/08 (b)	620,000,000	618,980,100
2.820% 09/23/08 (b)	255,000,000	254,560,550
Gotham Funding Corp.
2.770% 10/17/08 (a)(b)	147,350,000	146,828,463
2.800% 10/08/08 (a)(b)	6,000,000	5,982,733
Govco LLC
2.720% 11/13/08 (a)(b)	64,000,000	63,647,004
2.720% 11/17/08 (a)(b)	83,000,000	82,517,124
Grampian Funding LLC
2.885% 11/10/08 (a)(b)	242,000,000	240,642,447
2.890% 11/20/08 (a)(b)	300,000,000	298,073,333
2.895% 11/24/08 (a)(b)	297,750,000	295,738,699
2.900% 11/20/08 (a)(b)	200,000,000	198,711,111
JPMorgan Chase & Co.
2.750% 12/10/08 (b)	250,000,000	248,090,278
MetLife Short Term Funding LLC
2.850% 11/07/08 (a)(b)	125,000,000	124,336,979
Old Line Funding LLC
2.750% 10/17/08 (a)(b)	29,049,000	28,946,925
Park Avenue Receivables Corp.
2.600% 09/16/08 (a)(b)	37,299,000	37,258,593
Scaldis Capital LLC
2.730% 09/03/08 (a)(b)	500,000,000	499,924,167
2.810% 09/10/08 (a)(b)	150,000,000	149,894,625
2.880% 10/15/08 (a)(b)	65,000,000	64,771,200
2.900% 10/07/08 (a)(b)	281,000,000	280,185,100
2.920% 11/14/08 (a)(b)	65,000,000	64,609,856
Sheffield Receivables Corp.
2.560% 09/03/08 (a)(b)	100,000,000	99,985,778
2.650% 09/18/08 (a)(b)	114,000,000	113,857,342
Solitaire Funding LLC
2.770% 09/08/08 (a)(b)	195,000,000	194,894,971
2.780% 09/04/08 (a)(b)	110,000,000	109,974,517

See Accompanying Notes to Financial Statements.

3

Columbia Money Market Reserves

August 31, 2008

Commercial Paper (continued)
	Par ($)	Value ($)
2.850% 10/14/08 (a)(b)	150,000,000	149,489,375
2.880% 10/09/08 (a)(b)	457,000,000	455,610,720
Surrey Funding Corp.
2.900% 10/27/08 (a)(b)	60,000,000	59,729,333
Thames Asset Global Securitization, Inc.
2.800% 09/12/08 (a)(b)	100,000,000	99,914,444
2.800% 10/14/08 (a)(b)	109,868,000	109,500,553
2.820% 11/17/08 (a)(b)	65,000,000	64,607,942
2.920% 11/25/08 (a)(b)	46,424,000	46,103,932
2.930% 10/10/08 (a)(b)	140,000,000	139,555,617
Tulip Funding Corp.
2.530% 09/22/08 (a)(b)	61,049,000	60,958,902
2.570% 09/05/08 (a)(b)	203,000,000	202,942,032
Variable Funding Capital Co. LLC
2.770% 10/07/08 (a)(b)	91,000,000	90,747,930
2.790% 11/26/08 (a)(b)	75,000,000	74,500,125
2.800% 10/02/08 (a)(b)	34,000,000	33,918,022
2.800% 11/14/08 (a)(b)	195,000,000	193,877,667
Versailles CDS LLC
2.900% 09/08/08 (a)(b)	50,000,000	49,971,806
2.930% 11/20/08 (a)(b)	200,000,000	198,697,778
Victory Receivables Corp.
2.770% 10/09/08 (a)(b)	90,903,000	90,637,210
2.770% 10/10/08 (a)(b)	100,000,000	99,699,917
2.770% 10/17/08 (a)(b)	97,500,000	97,154,904
Westpac Banking Corp.
2.710% 11/14/08 (a)(b)	165,000,000	164,080,858
Total Commercial Paper (cost of $11,138,905,002)		11,138,905,002
Certificates of Deposit – 30.1%
Bank of Tokyo Mitsubishi Ltd. NY
2.850% 10/07/08	300,000,000	300,000,000
Bank Scotland PLC NY
2.800% 09/16/08	470,000,000	470,000,000
Barclays Bank PLC
2.800% 10/08/08	1,000,000,000	1,000,000,000
BNP Paribas
2.750% 10/08/08	295,000,000	295,000,000
Calyon NY
2.790% 10/14/08	375,000,000	375,000,000
Chase Bank USA
2.730% 11/17/08	500,000,000	500,000,000

	Par ($)	Value ($)
DEPFA Bank PLC NY
2.790% 09/15/08	245,000,000	245,000,000
Fortis Bank NY
2.700% 09/09/08	250,000,000	250,000,000
2.820% 11/12/08	325,000,000	325,000,000
Lloyds TSB Bank PLC NY
2.660% 10/15/08	100,000,000	100,000,000
2.720% 11/26/08	235,000,000	235,000,000
Natixis NY
2.780% 09/09/08	250,000,000	250,000,000
2.790% 10/09/08	150,000,000	150,000,000
Rabobank Nederland NV NY
2.715% 11/26/08	300,000,000	300,000,000
Royal Bank of Canada NY
2.523% 11/07/08 (c)	15,000,000	15,000,000
Royal Bank of Scotland PLC NY
2.750% 10/15/08	200,000,000	200,000,000
2.800% 11/14/08	275,000,000	275,000,000
Societe Generale NY
2.820% 11/19/08	750,000,000	750,000,000
2.850% 10/08/08	290,000,000	290,000,000
UBS AG/Stamford Branch
2.775% 09/12/08	240,000,000	240,000,000
Total Certificates of Deposit (cost of $6,565,000,000)		6,565,000,000
Corporate Bonds – 11.8%
AIG Matched Funding Corp.
2.871% 10/06/08 (a)(c)	390,000,000	390,000,000
2.902% 09/24/08 (a)(c)	175,000,000	175,000,000
Alliance & Leicester PLC
2.482% 09/05/08 (a)(c)	125,000,000	125,000,000
Axon Financial Funding LLC
2.080% 05/02/08 (a)(c)(d)(e)(f) (amortized cost of $100,000,000)	100,000,000	72,000,000
2.090% 04/15/08 (a)(c)(d)(e)(f) (amortized cost of $50,000,000)	50,000,000	36,000,000
2.779% 04/04/08 (a)(c)(d)(e)(f) (amortized cost of $135,000,000)	135,000,000	97,200,000
Fifth Third Bancorp
2.482% 09/22/08 (a)(c)	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Money Market Reserves

August 31, 2008

Corporate Bonds (continued)
	Par ($)	Value ($)
Gulf Gate Apartments LLC
LOC: Wells Fargo Bank N.A. 2.510% 09/01/28 (g)	2,000,000	2,000,000
HBOS Treasury Services PLC
2.534% 01/30/09 (a)(c)	20,000,000	20,000,000
Merrill Lynch & Co., Inc.
2.607% 12/12/08 (c)	125,000,000	125,000,000
Morgan Stanley Asset Funding, Inc.
2.575% 12/05/08 (c)	900,000,000	900,000,000
Natixis NY
2.487% 09/12/08 (a)(c)	125,000,000	125,000,000
2.803% 09/08/08 (a)(c)	265,000,000	265,000,000
Unicredito Italiano Bank Ireland
2.484% 09/12/08 (a)(c)	100,000,000	100,000,000
2.493% 09/08/08 (a)(c)	10,000,000	9,999,556
Wells Fargo & Co.
2.617% 01/14/09 (a)(c)	25,000,000	25,000,000
Whistlejacket Capital Ltd.
2.060% 03/25/08 (a)(c)(d)(e)(f) (amortized cost of $50,000,000)	50,000,000	47,240,000
2.060% 06/09/08 (a)(c)(d)(e)(f)
(amortized cost of $50,000,000)	50,000,000	47,240,000
Total Corporate Bonds (cost of $2,666,999,556)		2,581,679,556
Time Deposit – 2.7%
ABN AMRO Bank NV
1.938% 09/02/08	584,300,000	584,300,000
Total Time Deposit (cost of $584,300,000)		584,300,000
Funding Agreements – 0.7%
Genworth Life Insurance Co.
2.871% 10/03/08 (c)	75,000,000	75,000,000
Metropolitan Life Insurance Co.
2.951% 11/13/08 (c)	80,000,000	80,000,000
Total Funding Agreements (cost of $155,000,000)		155,000,000

Municipal Bonds – 0.6%
	Par ($)	Value ($)
Florida – 0.6%
FL Hurricane Catastrophe Fund
Series 2006 B,
2.687% 03/15/09 (c)	137,000,000	137,000,064
Florida Total		137,000,064
Wisconsin – 0.0%
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia
2.720% 09/01/37 (g)	510,000	510,000
Wisconsin Total		510,000
Total Municipal Bonds (cost of $137,510,064)		137,510,064
Repurchase Agreements – 2.8%
Repurchase agreement with Deutsche Bank Securities, dated 08/29/08, due 09/02/08, at 2.120%, collateralized by U.S. Government Agency Obligations with various maturities to 05/15/28, market value of $118,577,700 (repurchase proceeds $116,279,384)	116,252,000	116,252,000
Repurchase agreement with Goldman Sachs & Co., dated 08/29/08, due 09/02/08, at 2.295%, collateralized by corporate bonds with various maturities to 05/15/68, market value of $515,000,001 (repurchase proceeds $500,127,500)	500,000,000	500,000,000
Total Repurchase Agreements (cost of $616,252,000)		616,252,000
Other – 0.2%
Capital Support Agreement with Affiliate (h)	—	39,900,000
Total Investments – 100.0% (cost of $21,863,966,622)(i)		21,818,546,622
Other Assets & Liabilities, Net – 0.0%		22,110,067
Net Assets – 100.0%		21,840,656,689

See Accompanying Notes to Financial Statements.

5

Columbia Money Market Reserves

August 31, 2008

Notes to Investment Portfolio:

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2008, these securities, which are not illiquid except for those in the following table, amounted to $10,840,800,871, which represents 49.6% of net assets.

Security	Acquisition Date	Acquisition Cost
Axon Financial Funding LLC 2.080% 05/02/08	04/23/07	$100,000,000
2.090% 04/15/08	04/10/07	50,000,000
2.779% 04/04/08	04/02/07	135,000,000
Whistlejacket Capital Ltd. 2.060% 06/09/08	05/29/07	50,000,000
2.060% 03/25/08	03/15/07	50,000,000
		$385,000,000

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(d)  Security is in default and is a covered security under the Capital Support Agreement.

(e)  Security issued by a structured investment vehicle.

(f)  Represents fair value as determined in good faith under procedures adopted by the Board of Trustees.

(g)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with their demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2008.

(h)  See Note 3.

(i)  Cost for federal income tax purposes is $21,863,966,622.

Acronym	Name
LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – Columbia Money Market Reserves
August 31, 2008

		($)
Assets	Total investments, at cost	21,863,966,622
	Investment securities, at value	21,778,646,622
	Capital Support Agreement, at value (See Note 3)	39,900,000
	Total investments, at value	21,818,546,622
	Receivable for:
	Fund shares sold	83,675
	Interest	46,136,003
	Trustees' deferred compensation plan	231,346
	Other assets	52,885
	Total Assets	21,865,050,531
Liabilities	Payable to custodian bank	46,533
	Payable for:
	Fund shares repurchased	547,938
	Distributions	17,677,778
	Investment advisory fee	2,754,336
	Administration fee	725,160
	Transfer agent fee	469,229
	Pricing and bookkeeping fees	19,723
	Trustees' fees	65,030
	Custody fee	45,328
	Distribution and service fees	1,645,517
	Chief compliance officer expenses	1,429
	Trustees' deferred compensation plan	231,346
	Other liabilities	164,495
	Total Liabilities	24,393,842
	Net Assets	21,840,656,689
Net Assets Consist of	Paid-in capital	21,888,305,225
	Overdistributed net investment income	(33,211)
	Accumulated net realized loss	(2,195,325)
	Unrealized loss on investments, net of Capital Support Agreement (See Note 3)	(45,420,000)
	Net Assets	21,840,656,689

See Accompanying Notes to Financial Statements.
7

Statement of Assets and Liabilities (continued) – Columbia Money Market Reserves
August 31, 2008

Capital Class Shares	Net assets	$10,352,510,937
	Shares outstanding	10,375,075,905
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$162,859,005
	Shares outstanding	163,213,982
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$1,014,692,701
	Shares outstanding	1,016,904,387
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$6,545,670,080
	Shares outstanding	6,559,937,424
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$70,424,790
	Shares outstanding	70,578,292
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$2,926,008,164
	Shares outstanding	2,932,385,871
	Net asset value per share	$1.00
Retail A Shares	Net assets	$87,507,892
	Shares outstanding	87,698,630
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$680,983,120
	Shares outstanding	682,467,433
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.
8

Statement of Operations – Columbia Money Market Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	935,308,493
Expenses	Investment advisory fee	35,231,239
	Administration fee	21,875,933
	Distribution fee:
	Investor Class Shares	69,656
	Shareholder servicing and administration fees:
	Trust Class Shares	114,795
	Liquidity Class Shares	2,803,517
	Adviser Class Shares	18,981,980
	Investor Class Shares	174,141
	Institutional Class Shares	1,300,778
	Retail A Shares	64,815
	Transfer agent fee	1,247,085
	Pricing and bookkeeping fees	182,398
	Trustees' fees	36,881
	Custody fee	331,396
	Chief compliance officer expenses	8,601
	Other expenses	747,748
	Total Expenses	83,170,963
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(12,625,233)
	Fees waived by shareholder service provider—Liquidity Class Shares	(1,121,407)
	Expense reductions	(62,076)
	Net Expenses	69,362,247
	Net Investment Income	865,946,246
Net Realized and Unrealized Gain (Loss) on Investments	Net realized loss on investments	(4,152,108)
	Reimbursement by investment advisor for realized loss (See Note 5)	4,247,407
	Net realized gain	95,299
	Change in unrealized appreciation on Capital Support Agreement (See Note 3)	39,900,000
	Change in unrealized depreciation on investments	(85,320,000)
	Net Loss	(45,324,701)
	Net Increase Resulting from Operations	820,621,545

See Accompanying Notes to Financial Statements.
9

Statement of Changes in Net Assets – Columbia Money Market Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($)(a)
Operations	Net investment income	865,946,246	1,093,085,592
	Net realized gain on investments	95,299	269,731
	Change in unrealized appreciation on Capital Support Agreement (See Note 3)	39,900,000	—
	Change in unrealized depreciation on investments	(85,320,000)	—
	Net Increase Resulting from Operations	820,621,545	1,093,355,323
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(388,739,036)	(461,779,995)
	Trust Class Shares	(4,233,394)	(2,133,256)
	Liquidity Class Shares	(41,351,779)	(73,337,146)
	Adviser Class Shares	(280,004,908)	(353,724,171)
	Investor Class Shares	(2,568,771)	(3,995,845)
	Market Class Shares	—	(22,202)
	Daily Class Shares	—	(103,847)
	Class B Shares	—	(141,292)
	Class C Shares	—	(27,070)
	Institutional Class Shares	(119,914,440)	(154,917,361)
	Retail A Shares	(3,414,306)	(5,010,890)
	G-Trust Shares	(25,902,054)	(37,892,517)
	Total Distributions to Shareholders	(866,128,688)	(1,093,085,592)
	Net Capital Share Transactions	(2,309,311,592)	7,015,681,226
	Total Increase (Decrease) in Net Assets	(2,354,818,735)	7,015,950,957
Net Assets	Beginning of period	24,195,475,424	17,179,524,467
	End of period	21,840,656,689	24,195,475,424
	Undistributed (overdistributed) net investment income at end of period	(33,211)	149,231

(a)  On May 30, 2007, Market Class, Daily Class, Class B and Class C shares were fully redeemed.

See Accompanying Notes to Financial Statements.
10

Statement of Changes in Net Assets (continued) – Columbia Money Market Reserves

	Year Ended August 31,
	2008		2007(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Stock Activity
Capital Class Shares
Subscriptions	53,523,127,166	53,523,127,166	71,655,891,029	71,655,891,028
Distributions reinvested	303,685,937	303,685,937	283,008,569	283,008,569
Redemptions	(54,176,678,469)	(54,176,678,469)	(67,840,056,209)	(67,840,056,209)
Net Increase (Decrease)	(349,865,366)	(349,865,366)	4,098,843,389	4,098,843,388
Trust Class Shares
Subscriptions	1,171,436,665	1,171,436,665	435,215,238	435,215,238
Distributions reinvested	149,542	149,542	100,601	100,601
Redemptions	(1,073,121,494)	(1,073,121,494)	(390,654,143)	(390,654,143)
Net Increase	98,464,713	98,464,713	44,661,696	44,661,696
Liquidity Class Shares
Subscriptions	3,644,634,992	3,644,634,992	11,509,726,140	11,509,726,140
Distributions reinvested	35,994,371	35,994,371	58,007,314	58,007,314
Redemptions	(4,145,343,388)	(4,145,343,388)	(11,340,581,799)	(11,340,581,799)
Net Increase (Decrease)	(464,714,025)	(464,714,025)	227,151,655	227,151,655
Adviser Class Shares
Subscriptions	15,724,324,717	15,724,324,717	18,341,486,587	18,341,486,587
Distributions reinvested	24,015,690	24,015,690	29,552,223	29,552,223
Redemptions	(17,122,494,151)	(17,122,494,151)	(16,103,981,288)	(16,103,981,288)
Net Increase (Decrease)	(1,374,153,744)	(1,374,153,744)	2,267,057,522	2,267,057,522
Investor Class Shares
Subscriptions	1,989,837	1,989,836	65,511,322	65,511,322
Distributions reinvested	—	—	295,810	295,810
Redemptions	(21)	(21)	(77,353,870)	(77,353,870)
Net Increase (Decrease)	1,989,816	1,989,815	(11,546,738)	(11,546,738)
Market Class Shares
Subscriptions	—	—	913,000	913,000
Distributions reinvested	—	—	17,013	17,013
Redemptions	—	—	(1,297,375)	(1,297,375)
Net Decrease	—	—	(367,362)	(367,362)
Daily Class Shares
Subscriptions	—	—	3,750,534	3,750,534
Distributions reinvested	—	—	103,440	103,440
Redemptions	—	—	(7,389,194)	(7,389,194)
Net Decrease	—	—	(3,535,220)	(3,535,220)
Class B Shares
Subscriptions	—	—	1,330,053	1,330,053
Distributions reinvested	—	—	115,574	115,574
Redemptions	—	—	(6,571,223)	(6,571,223)
Net Decrease	—	—	(5,125,596)	(5,125,596)

See Accompanying Notes to Financial Statements.
11

Statement of Changes in Net Assets (continued) – Columbia Money Market Reserves

	Year Ended August 31,
	2008		2007(a)
	Shares	Dollars ($)	Shares	Dollars ($)
Class C Shares
Subscriptions	—	—	342,381	342,381
Distributions reinvested	—	—	23,955	23,955
Redemptions	—	—	(1,284,006)	(1,284,006)
Net Decrease	—	—	(917,670)	(917,670)
Institutional Class Shares
Subscriptions	11,831,533,150	11,831,533,150	13,023,609,227	13,023,609,227
Distributions reinvested	112,528,488	112,528,488	151,639,781	151,639,781
Redemptions	(12,111,550,766)	(12,111,550,766)	(12,767,216,479)	(12,767,216,479)
Net Increase (Decrease)	(167,489,128)	(167,489,128)	408,032,529	408,032,529
Retail A Shares
Subscriptions	21,803,818	21,803,818	29,868,183	29,868,183
Distributions reinvested	3,326,108	3,326,108	4,903,009	4,903,009
Redemptions	(33,667,286)	(33,667,286)	(40,288,503)	(40,288,503)
Net Decrease	(8,537,360)	(8,537,360)	(5,517,311)	(5,517,311)
G-Trust Shares
Subscriptions	1,017,885,491	1,017,885,491	981,168,476	981,168,476
Distributions reinvested	1,281,280	1,281,280	1,633,802	1,633,802
Redemptions	(1,064,173,268)	(1,064,173,268)	(985,857,946)	(985,857,946)
Net Decrease	(45,006,497)	(45,006,497)	(3,055,668)	(3,055,668)

(a)  On May 30, 2007, Market Class, Daily Class, Class B and Class C shares were fully redeemed.

See Accompanying Notes to Financial Statements.
12

Statement of Cash Flows – Columbia Money Market Reserves
For the Year Ended August 31, 2008

Increase (Decrease) in Cash	($)
Cash Flows from Operating Activities:
Change in net assets resulting from operations	820,621,545
Adjustments to Reconcile Change in Net Assets Resulting from Operations to Net Cash Provided by Operating Activities:
Increase in other assets	(52,885)
Net sales of short-term investment securities	2,668,775,658
Decrease in income receivable	47,373,693
Unrealized appreciation on Capital Support Agreement from affiliate	(39,900,000)
Decrease in payable for accrued expenses	(76,335)
Decrease in payable to advisor	(434,821)
Increase in payable to custodian	46,533
Net realized gain on investments	(95,299)
Net accretion of discount	(383,123,104)
Unrealized depreciation on investments	85,320,000
Net Cash Provided by Operating Activities	3,198,454,985
Cash Flows from Financing Activities:
Proceeds from sale of shares	86,936,706,463
Cash distributions paid	(408,643,852)
Payment for shares redeemed	(89,726,518,251)
Net Cash Used in Financing Activities	(3,198,455,640)
Net Decrease in Cash	(655)
Cash:
Cash at beginning of period	655
Cash at end of period	—

See Accompanying Notes to Financial Statements.
13

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Capital Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.04	0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.76	%(e)	5.30%	2.08	%(f)	3.63%	1.58%	0.98%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.20%		0.20%	0.20	%(h)	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	3.81%		5.18%	4.93	%(h)	3.60%	1.50%	0.98%
Net assets, end of period (000's)	$10,352,511		$10,723,924	$6,625,010		$6,401,492	$7,148,040	$9,064,090

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Trust Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.66	%(e)(i)	5.20%	2.04	%(f)	3.52%	1.48%	0.88%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.30%		0.30%	0.30	%(h)	0.30%	0.30%	0.30%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	3.40	%(i)	5.08%	4.89	%(h)	3.71%	1.32%	0.88%
Net assets, end of period (000's)	$162,859		$64,747	$20,085		$15,325	$10,933	$9,344

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Liquidity Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.04		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.61	%(e)	5.15%	2.02	%(f)	3.47%	1.42%	0.83%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.35%		0.35%	0.35	%(h)	0.35%	0.35%	0.35%
Waiver/Reimbursement	0.15%		0.16%	0.16	%(h)	0.16%	0.17%	0.65%
Net investment income (g)	3.71%		5.03%	4.78	%(h)	3.56%	1.44%	0.83%
Net assets, end of period (000's)	$1,014,693		$1,481,554	$1,254,383		$1,214,883	$492,232	$437,371

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Adviser Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.51	%(e)	5.04%	1.98	%(f)	3.37%	1.32%	0.73%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.45%		0.45%	0.45	%(h)	0.45%	0.45%	0.45%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	3.52%		4.93%	4.69	%(h)	3.47%	1.34%	0.73%
Net assets, end of period (000's)	$6,545,670		$7,933,658	$5,666,480		$4,730,117	$1,740,828	$1,791,613

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Investor Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.03		0.05	0.02		0.03	0.01	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.03		0.05	0.02		0.03	0.01	0.01
Less Distributions to Shareholders:
From net investment income	(0.03)		(0.05)	(0.02)		(0.03)	(0.01)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.40	%(e)	4.94%	1.93	%(f)	3.27%	1.22%	0.63%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.55%		0.55%	0.55	%(h)	0.55%	0.55%	0.55%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	3.34%		4.83%	4.56	%(h)	3.26%	1.20%	0.63%
Net assets, end of period (000's)	$70,425		$68,592	$80,137		$107,221	$85,981	$89,996

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows

	Year Ended August 31,			Period Ended August 31,		Year Ended March 31,
Institutional Class Shares	2008		2007	2006 (a)		2006	2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.04	0.02	0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(b)	—	—		—	—	—
Total from Investment Operations	0.04		0.05	0.02		0.04	0.02	0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.04)	(0.02)	(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00	$1.00
Total return (c)(d)	3.72	%(e)	5.26%	2.07	%(f)	3.59%	1.54%	0.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.24%		0.24%	0.24	%(h)	0.24%	0.24%	0.24%
Waiver/Reimbursement	0.05%		0.06%	0.06	%(h)	0.06%	0.07%	0.06%
Net investment income (g)	3.66%		5.14%	4.90	%(h)	3.59%	1.59%	0.94%
Net assets, end of period (000's)	$2,926,008		$3,099,546	$2,691,468		$2,361,622	$1,915,745	$937,474

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Rounds to less than $0.01 per share.

(c)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
Retail A Shares	2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.01
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	—		—
Total from Investment Operations	0.04		0.05	0.02		0.01
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.01)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	3.69	%(f)	5.23%	2.05	%(g)	1.50	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.27%		0.27%	0.27	%(i)	0.27	%(i)
Waiver/Reimbursement	0.05%		0.06%	0.06	%(i)	0.06	%(i)
Net investment income (h)	3.66%		5.11%	4.85	%(i)	4.15	%(i)
Net assets, end of period (000's)	$87,508		$96,260	$101,776		$110,828

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  Retail A shares commenced operations on November 21, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Money Market Reserves

Selected data for a share outstanding throughout each period is as follows

	Year Ended August 31,			Period Ended August 31,		Period Ended March 31,
G-Trust Shares	2008		2007	2006 (a)		2006 (b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.04		0.05	0.02		0.02
Net realized and unrealized loss on investments and Capital Support Agreement	—	(c)	—	—		—
Total from Investment Operations	0.04		0.05	0.02		0.02
Less Distributions to Shareholders:
From net investment income	(0.04)		(0.05)	(0.02)		(0.02)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00
Total return (d)(e)	3.76	%(f)	5.30%	2.08	%(g)	1.53	%(g)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.20%		0.20%	0.20	%(i)	0.20	%(i)
Waiver/Reimbursement	0.05%		0.06%	0.06	%(i)	0.06	%(i)
Net investment income (h)	3.73%		5.18%	4.93	%(i)	4.22	%(i)
Net assets, end of period (000's)	$680,983		$727,195	$730,240		$780,544

(a)  The Fund changed its fiscal year end from March 31 to August 31.

(b)  G-Trust shares commenced operations on November 21, 2005.

(c)  Rounds to less than $0.01 per share.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Columbia Money Market Reserves
August 31, 2008

Note 1. Organization

Columbia Money Market Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. For the purposes of financial statement presentation and determination of the Fund's market-based net asset value per share, securities covered by the Capital Support Agreement are valued at fair value (see Note 3). The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

In March 2008, Statement of Financial Accounting Standards No. 161 Disclosures about Derivative Instruments and Hedging Activities—an amendment of FASB Statement No. 133 ("SFAS 161"), was issued. SFAS 161 is effective for fiscal years beginning after November 15, 2008. SFAS 161 requires additional discussion about the reporting entity's derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions. Management is evaluating the impact the application of SFAS 161 will have on the Fund's financial statement disclosures.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a

22

Columbia Money Market Reserves
August 31, 2008

repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions of net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support Agreement

The Trust, on behalf of the Fund, has entered into a Capital Support Agreement (the "Agreement") with NB Funding Company LLC (the "Support Provider"), an affiliate of Columbia. Bank of America Corporation ("BOA") has guaranteed to the Fund the payment of any capital contribution that the Support Provider is obligated to make under the Agreement.

BOA has obtained short-term credit ratings of A-1+ from Standard & Poor's, Prime-1 from Moody's Investors Service, Inc. and F-1+ from Fitch Ratings. BOA's short-term credit ratings satisfy the ratings requirements for first tier securities ("First Tier Securities") as defined in paragraph (a)(12) of Rule 2a-7 under the 1940 Act.

The Fund's objective in entering into the Agreement is to enable it to continue to offer and redeem its shares at $1.00 per share by permitting it to maintain its market-based net asset value ("NAV") per share at an amount no less than the specific level set forth in the Agreement (the "Minimum NAV Per Share"). The Agreement establishes the basis for the Support Provider to make a capital contribution to the Fund in

23

Columbia Money Market Reserves
August 31, 2008

order to prevent realized losses from the disposition of certain covered securities from causing the Fund's market-based NAV per share to fall below the Minimum NAV Per Share. For purposes of the Agreement, a "capital contribution" is a cash contribution by the Support Provider to the Fund for which the Support Provider does not receive any shares or other consideration from the Fund.

The amount the Support Provider could be required to contribute under the Agreement was limited to $185 million (the "Maximum Contribution Amount") for the Fund as of August 31, 2008. The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to a default or other event listed in Rule 2a-7(c)(6)(ii) under the 1940 Act (a "Covered Security") at less than its amortized cost (a "Triggering Event"). The Agreement requires the Support Provider to contribute cash in an amount necessary to prevent the Triggering Event from causing the Fund's market-based NAV per share to decline below the Minimum NAV Per Share.

The Fund treats the Agreement as an asset of the Fund in calculating its market-based NAV. The value of the Agreement may increase or decrease on any day the Fund calculates its market-based NAV per share as a result of changes in the market value of the Covered Securities, or other factors, prior to the actual payment of the capital contribution by the Support Provider to the Fund. In no event will the value of the Agreement exceed the Maximum Contribution Amount.

As of August 31, 2008, Columbia Money Market Reserves included a potential future contribution in calculating its market-based NAV.

The Fund is required to sell any Covered Securities (i) promptly following any change in the short-term ratings of BOA such that its obligations no longer qualify as First Tier Securities or (ii) on the business day immediately prior to December 13, 2008; provided that the Fund is not required to complete any such sale if the sale would not result in the payment of a capital contribution.

The Support Provider's obligation to make contributions under the Agreement terminates upon the earliest to occur of (i) December 13, 2008, (ii) payment of the Maximum Contribution Amount or (iii) the Support Provider having made all capital contributions required following a change in the short-term credit ratings of BOA such that its obligations no longer qualify as First Tier Securities.

The following table lists the Covered Securities and includes the par value, amortized cost and fair value at the end of the reporting period.

Covered Security	Par Value	Amortized Cost	Fair Value
Axon Financial Funding LLC, 2.080% 05/02/08	$100,000,000	$100,000,000	$72,000,000
Axon Financial Funding LLC, 2.090% 04/15/08	50,000,000	50,000,000	36,000,000
Axon Financial Funding LLC, 2.779% 04/04/08	135,000,000	135,000,000	97,200,000
Whistlejacket Capital Ltd., 2.060% 03/25/08	50,000,000	50,000,000	47,240,000
Whistlejacket Capital Ltd., 2.060% 06/09/08	50,000,000	50,000,000	47,240,000

At the end of the reporting period, management estimated the fair value of the Agreement to be $39,900,000 (See Notes 9 and 11).

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from	2008	2007
Ordinary Income*	$866,128,688	$1,093,085,592
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

24

Columbia Money Market Reserves
August 31, 2008

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Net Unrealized Depreciation
$17,730,259	$—	$(45,420,000)

Unrealized appreciation and depreciation at August 31, 2008, based on cost of investments for federal income tax purposes, were:

Unrealized appreciation	$39,900,000
Unrealized depreciation	(85,320,000)
Net unrealized depreciation	$(45,420,000)

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2012	$388,604
2013	508,123
2014	1,298,598
Total	$2,195,325

Capital loss carryforwards of $95,299 were utilized during the year ended August 31, 2008. Expired capital loss carryforwards are recorded as a reduction of paid-in capital.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 5. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of BOA, provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

25

Columbia Money Market Reserves
August 31, 2008

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $4,297.

26

Columbia Money Market Reserves
August 31, 2008

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses by $19,300.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class and Investor Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.10%	0.10%
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Investor Class Shares	0.25%	0.25%
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.07%	0.07%
Administration Plans:
Trust Class Shares	0.10%	0.10%
Institutional Class Shares	0.04%	0.04%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2008 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

27

Columbia Money Market Reserves
August 31, 2008

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Columbia is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time of recovery.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2008, the amounts potentially recoverable by Columbia pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31,			Total potential	Amount recovered during the year
2011	2010	2009	recovery	ended 8/31/08
$12,625,233	$12,528,105	$4,518,353	$29,671,691	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities.

As a result of fund mergers, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which is included in "Trustees' fees" on the Statement of Assets and Liabilities. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Other Related Party Transaction

On October 31, 2007, Columbia purchased $175,000,000 par value of securities of Cheyne Finance LLC from the Fund at a purchase price equal to amortized cost (a price in excess of the security's then current fair value) plus accrued interest receivable. The excess purchase price over the then current fair value amounted to $4,247,407 and is treated as a reimbursement from Columbia for losses realized on the securities.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $42,776 for the Fund.

28

Columbia Money Market Reserves
August 31, 2008

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 81.4% of the Fund's shares outstanding were beneficially owned by three participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2008, the Fund had three shareholders that held 12.1% of the shares outstanding, over which BOA and/or any of its affiliates did not have investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Securities Risks

Since the third quarter of 2007, the asset-backed commercial paper ("ABCP") market has been under unprecedented pressure and scrutiny as concerns over the subprime mortgage sector are impacting the short-term fixed income markets. ABCP is a type of commercial paper that is backed by a pool of assets. That pool of assets is generally a mix of debt obligations, including, among others, credit card debt, automobile loans and leases, prime and subprime mortgage-backed securities, student loans, trade receivables and other asset-backed securities. Structured investment vehicles (SIVs), a sector of the ABCP market, are special purpose vehicles that primarily buy highly rated, high quality longer term debt securities and fund themselves by issuing shorter-term senior debt (commercial paper and medium-term notes) and subordinated debt or equity. A number of funds, including the Fund, invest in ABCP, including commercial paper and medium-term notes issued by SIVs. The value of asset-backed securities, including SIVs, may be affected by, among other things, changes in interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interests in and structure of the issuer or the originator of the receivables, or the creditworthiness of the entities that provide any credit enhancements.

The ABCP market continues to function, although at wider spreads and under intense liquidity pressure. The amount of outstanding ABCP has been declining over the past few months with pronounced differences amongst ABCP sectors in terms of liquidity. U.S. bank-sponsored multi-seller conduits have had the best access to the market. SIVs have experienced significantly decreased liquidity as well as declines in the market value of certain categories of collateral underlying the SIVs.

Under current market conditions, certain securities owned by the Fund may be deemed to be illiquid. "Illiquid securities" are generally those that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the prices at which they are valued. This may result in illiquid securities being disposed of at a price different from the recorded value since the market price of illiquid securities generally is more volatile than that of more liquid securities. This illiquidity of certain securities may result in the Fund incurring greater losses on the sale of some securities than under more stable market conditions.

The current market instability has made it more difficult to obtain market quotations on certain securities owned by the Fund. In the absence of market quotations, Fund securities are valued at their "fair value" under procedures established by the Board of Trustees. Fair values assigned to the investments by Columbia are based upon available information believed to be reliable, which may be affected by conditions in the financial markets. Different market participants may reach different opinions as to the value of any particular security, based on their varying market outlooks, the market information available to them, and the particular circumstances of their funds.

As of August 31, 2008, 1.4% of the securities held by the Fund were valued based on fair values assigned by Columbia ("fair valued securities").

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due.

The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the

29

Columbia Money Market Reserves
August 31, 2008

cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

30

Columbia Money Market Reserves
August 31, 2008

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Market and Security Events

On November 21, 2007, Axon Financial Funding LLC ("Axon") experienced an "automatic liquidation event" as a result of a determination by Axon Asset Management, Inc., as investment manager of Axon, that the remaining assets of Axon were insufficient to fully repay certain liabilities of Axon. As a result of the automatic liquidation event, the Axon notes became immediately due and payable. The Axon notes are in default as a result of non-payment. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Axon notes. The Axon securities are covered securities under the Capital Support Agreement discussed in Note 3.

On February 11, 2008, Whistlejacket Capital Ltd. ("Whistlejacket"), a structured investment vehicle, breached a financial covenant related to the market value of its underlying collateral that resulted in an "enforcement event." As a result of the enforcement event, receivers of Whistlejacket were appointed. On February 15, 2008, the investment manager for Whistlejacket determined that Whistlejacket was insolvent. On February 21, 2008, Whistlejacket was in payment default due to its failure to pay medium term notes that matured on February 15, 2008. Columbia, on behalf of the Fund, has been participating in an informal committee of senior creditors with respect to the Whistlejacket notes. The Whistlejacket notes are covered securities under the Capital Support Agreement discussed in Note 3.

As of August 31, 2008, the Fund treated the Capital Support Agreement discussed in Note 3 as an asset with a value of $39,900,000 when calculating its market-based net asset value per share. The maximum value of the asset represented by the Capital Support Agreement for the period from December 12, 2007 through August 31, 2008 was $40,000,000.

Note 10. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

Note 11. Subsequent Events

The United States Department of the Treasury has created a temporary guarantee program (the "Program") for money market mutual funds registered in the United States under the 1940 Act. On October 1, 2008, the Board of Trustees approved the participation of the Fund in the Program, and the Fund is participating in the Program.

31

Columbia Money Market Reserves
August 31, 2008

Subject to certain conditions and limitations, share amounts held by investors in the Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a "guarantee event") and the Fund subsequently liquidates. The Program only covers the amount a shareholder held in the Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with the Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program is in effect through December 18, 2008, unless extended.

On October 3, 2008, the Agreement discussed in Note 3 was amended. The Maximum Contribution Amount was increased to $385 million. The Agreement requires the Support Provider to make a capital contribution upon the Fund's disposition of a portfolio security that has been subject to a default as described in Rule 2a-7(c)(6)(ii)(A) under the 1940 Act at less than its amortized cost.

As of October 29, 2008, the Fund treated the October 3, 2008 Capital Support Agreement as an asset with a value of $91,985,644 when calculating its market-based net asset value per share. The maximum value of the asset represented by the October 3, 2008 Capital Support Agreement or its predecessor for the period from August 31, 2008 through October 29, 2008 was $92,797,782.

32

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and Shareholders of Columbia Money Market Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations, changes in net assets and cash flows and the financial highlights present fairly, in all material respects, the financial position of Columbia Money Market Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets, its cash flows and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

33

Federal Income Tax Information (Unaudited) – Columbia Money Market Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

34

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address And Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by, Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director—Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President—Retail Banking—IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer—Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer—ING
Americas, from 1999 to April 2003; Non-Executive Director and Chairman—Conseco,
Inc. (insurance) from September 2004 through current. Oversees 67. Director—
Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67; President and Director—Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director—Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman—Franklin Portfolio Associates (investing—Mellon affiliate), 1982 through 2007; Trustee and Chairman—Research Foundation of CFA Institute; Director—MIT Investment Company; Trustee—MIT 401k Plan

35

Fund Governance (continued)

Independent Trustees (continued)

Name, Address And Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by, Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor—McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer—Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President—Micco Corporation and Mickel Investment Group. Oversees 67. Board Member—Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 1-800-345-6611.

Officers

Name, Address And Year of Birth, position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President—Columbia Funds, since October 2004; Managing Director—Columbia
Management Advisors, LLC, since September 2005; Senior Vice President—Columbia
Management Distributors, Inc., since January 2005; Director—Columbia Management
Services, Inc., since January 2005; Director—Bank of America Global Liquidity Funds,
plc and Banc of America Capital Management (Ireland), Limited, since May 2005;
Director—FIM Funding, Inc., since January 2005; President and Chief Executive
Officer—CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

36

Fund Governance (continued)

Officers (continued)

Name, Address And Year of Birth, position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer—Columbia Funds, from October 2003 to May 2008; Treasurer—the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000—December 2006; Senior Vice President—Columbia Management Advisors, LLC, from April 2003 to December 2004; President—Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer—Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004—Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group
Compliance), Bank of America since June 2005; Director of Corporate Compliance and
Conflicts Officer, MFS Investment Management (investment management),
August 2004 to May 2005; Managing Director, Deutsche Asset Management
(investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset
Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of
Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to
December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor
from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President—Fund Treasury of the Advisor since October 2004; Vice President— Trustee Reporting of the Advisor from April 2002 to October 2004.

37

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Important Information About This Report

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

41

Columbia Management®

Columbia Money Market Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/155940-0808 (10/08) 08/61102

Columbia Management®

Annual Report

August 31, 2008

Columbia Government Plus Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	3

Statement of Operations	5

Statement of Changes in Net Assets	6

Financial Highlights	8

Notes to Financial Statements	15

Report of Independent Registered Public Accounting Firm	23

Federal Income Tax Information	24

Fund Governance	25

Important Information About This Report	29

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in money market funds.

The views expressed in the President's Message reflect the current views of Columbia Funds' president. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific securities should not be construed as a recommendation or investment advice.

President's Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we've seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It's important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■   Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■   News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■   Monthly and quarterly performance information.

■   Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■   Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you'll receive secured, 24-hour access to*:

■   Mutual fund account details with balances, dividend and transaction information

■   Fund Tracker to customize your homepage with current net asset values for the funds that interest you

■   On-line transactions including purchases, exchanges and redemptions

■   Account maintenance for updating your address and dividend payment options

■   Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson
President, Columbia Funds

*Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)			Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual		Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,012.32	1,024.13	1.01		1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,009.38	1,023.63	1.27	*	1.53	0.30
Liquidity Class Shares	1,000.00	1,000.00	1,011.61	1,023.38	1.77		1.78	0.35
Adviser Class Shares	1,000.00	1,000.00	1,011.01	1,022.87	2.27		2.29	0.45
Institutional Class Shares	1,000.00	1,000.00	1,012.12	1,023.93	1.21		1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,011.81	1,023.63	1.52		1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,012.32	1,024.13	1.01		1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

*For the period March 31, 2008 through August 31, 2008. Trust Class Shares commenced operations on March 31, 2008.

1

Investment Portfolio – Columbia Government Plus Reserves

August 31, 2008

Government & Agency Obligations – 84.4%
	Par ($)	Value ($)
U.S. Government Agencies – 84.4%
Federal Farm Credit Bank
2.321% 09/03/09 (a)	30,000,000	30,000,961
2.331% 03/02/09 (a)	18,525,000	18,523,915
2.347% 02/23/09 (a)	12,000,000	12,000,000
Federal Home Loan Bank
2.220% 01/02/09	21,000,000	21,000,000
2.270% 10/29/08	30,000,000	30,000,000
2.400% 04/21/09	13,000,000	12,998,513
2.450% 10/24/08 (b)	15,000,000	14,945,896
2.470% 09/24/08 (b)	10,000,000	9,984,219
2.472% 06/01/09 (a)	15,000,000	15,003,206
2.536% 03/04/09 (a)	20,000,000	20,011,629
2.589% 01/08/09 (a)	20,000,000	20,013,563
2.605% 05/27/09 (a)	25,000,000	25,002,442
2.616% 04/30/09 (a)	50,000,000	49,998,052
2.616% 07/16/09 (a)	20,000,000	20,008,223
2.625% 05/05/09	20,000,000	20,000,000
2.629% 01/23/09 (a)	2,000,000	2,000,866
2.629% 01/08/10 (a)	25,000,000	25,011,924
2.630% 05/20/09 (a)	10,000,000	10,000,000
2.636% 10/24/08 (a)	3,000,000	2,999,873
2.636% 10/30/08 (a)	30,000,000	29,999,532
2.641% 10/16/08 (a)	50,000,000	49,998,775
2.644% 11/14/08 (a)	1,000,000	999,996
2.654% 08/05/09 (a)	50,000,000	49,999,395
2.662% 08/07/09 (a)	25,000,000	25,001,745
2.664% 09/17/08 (a)	2,000,000	2,000,099
2.671% 02/23/09 (a)	5,000,000	5,000,000
2.683% 02/11/09 (a)	20,000,000	20,005,433
2.687% 02/18/09 (a)	45,000,000	45,000,334
4.050% 01/21/09	250,000	249,970
Federal Home Loan Mortgage Corp.
2.387% 10/08/09 (a)	70,000,000	69,991,389
2.400% 09/28/09 (a)	20,000,000	19,993,611
2.451% 09/21/09 (a)	15,000,000	15,011,358
Federal National Mortgage Association
2.235% 09/30/08 (b)	75,000,000	74,864,969
2.350% 09/10/08 (b)	25,000,000	24,985,312
2.460% 09/24/08 (b)	65,000,000	64,897,842
2.460% 10/29/08 (b)	50,000,000	49,801,833

	Par ($)	Value ($)
2.510% 11/26/08 (b)	11,000,000	10,934,043
2.630% 12/03/08 (b)	22,980,000	22,823,870
2.635% 07/28/09 (a)	50,000,000	49,986,800
2.710% 01/14/09 (b)	15,000,000	14,847,562
2.736% 01/21/10 (a)	15,000,000	15,000,000
U.S. Government Agencies Total		1,020,897,150
Total Government & Agency Obligations (cost of $1,020,897,150)		1,020,897,150
Repurchase Agreement – 15.6%
Repurchase agreement with Deutsche Bank Securities, dated 08/29/08, due 09/02/08, at 2.140%, collateralized by U.S. Government Agency Obligations with various maturities to 04/01/38, market value $191,808,961 (repurchase proceeds $188,092,714)	188,048,000	188,048,000
Total Repurchase Agreement (cost of $188,048,000)		188,048,000
Total Investments – 100.0% (cost of $1,208,945,150) (c)		1,208,945,150
Other Assets & Liabilities, Net – 0.0%		451,185
Net Assets – 100.0%		1,209,396,335

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(b)  The rate shown represents the discount rate at the date of purchase.

(c)  Cost for federal income tax purposes is $1,208,945,150.

See Accompanying Notes to Financial Statements.

2

Statement of Assets and Liabilities – Columbia Government Plus Reserves
August 31, 2008

		($)
Assets	Investments, at amortized cost approximating value	1,020,897,150
	Repurchase agreements at cost approximating value	188,048,000
	Total investments, at value	1,208,945,150
	Cash	618
	Receivable for:
	Fund shares sold	12,856
	Interest	2,251,303
	Trustees' deferred compensation plan	111,784
	Other assets	19,719
	Total Assets	1,211,341,430
Liabilities	Payable for:
	Fund shares repurchased	40,638
	Distributions	1,358,924
	Investment advisory fee	136,521
	Administration fee	7,036
	Transfer agent fee	7,208
	Pricing and bookkeeping fees	15,045
	Trustees' fees	17,211
	Custody fee	4,954
	Distribution and service fees	54,266
	Chief compliance officer expenses	156
	Trustees' deferred compensation plan	111,784
	Other liabilities	191,352
	Total Liabilities	1,945,095
	Net Assets	1,209,396,335
Net Assets Consist of	Paid-in capital	1,209,589,608
	Overdistributed net investment income	(51,355)
	Accumulated net realized loss	(141,918)
	Net Assets	1,209,396,335

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities (continued) – Columbia Government Plus Reserves
August 31, 2008

Capital Class Shares	Net assets	$562,836,580
	Shares outstanding	562,972,597
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$219,619,925
	Shares outstanding	219,672,999
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$11,234
	Shares outstanding	11,237
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$156,678,968
	Shares outstanding	156,716,831
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$72,526,858
	Shares outstanding	72,544,385
	Net asset value per share	$1.00
Retail A Shares	Net assets	$8,693,794
	Shares outstanding	8,695,895
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$189,028,976
	Shares outstanding	189,074,657
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

4

Statement of Operations – Columbia Government Plus Reserves
For the Year Ended August 31, 2008

		($)
Investment Income	Interest	32,999,077
Expenses	Investment advisory fee	1,934,945
	Administration fee	437,499
	Shareholder servicing and administration fees:
	Trust Class Shares (a)	129,539
	Liquidity Class Shares	28
	Adviser Class Shares	123,687
	Institutional Class Shares	25,197
	Retail A Shares	9,163
	Transfer agent fee	80,086
	Pricing and bookkeeping fees	157,816
	Trustees' fees	8,671
	Custody fee	27,767
	Chief compliance officer expenses	920
	Other expenses	268,009
	Total Expenses	3,203,327
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(957,271)
	Fee waived by shareholder services provider—Liquidity Class Shares	(11)
	Expense reduction	(2,363)
	Net Expenses	2,243,682
	Net Investment Income	30,755,395
	Net realized gain on investments	39,513
	Net Increase Resulting from Operations	30,794,908

(a)  Trust Class Shares commenced operations on March 31, 2008. Amounts shown reflect activity for the period March 31, 2008 through August 31, 2008.

See Accompanying Notes to Financial Statements.

5

Statement of Changes in Net Assets – Columbia Government Plus Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2008 ($)	2007 ($)
Operations	Net investment income	30,755,395	30,556,235
	Net realized gain (loss) on investments	39,513	(80,212)
	Net Increase in Resulting from Operations	30,794,908	30,476,023
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(17,490,193)	(16,948,468)
	Trust Class Shares (a)	(2,883,792)	—
	Liquidity Class Shares	(365)	(521)
	Adviser Class Shares	(1,189,842)	(390,815)
	Institutional Class Shares	(2,043,429)	(2,321,318)
	Retail A Shares	(310,026)	(504,755)
	G-Trust Shares	(6,837,748)	(10,390,360)
	Total Distributions to Shareholders	(30,755,395)	(30,556,237)
	Net Capital Share Transactions	620,045,175	15,255,195
	Total Increase in Net Assets	620,084,688	15,174,981
Net Assets	Beginning of period	589,311,647	574,136,666
	End of period	1,209,396,335	589,311,647
	Overdistributed net investment income, at end of period	(51,355)	(51,357)

(a)  Trust Class Shares commenced operations on March 31, 2008. Amounts shown reflect activity for the period March 31, 2008 through August 31, 2008.

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets (continued) – Columbia Government Plus Reserves

	Year Ended August 31,
	2008		2007
	Shares	Dollars($)	Shares	Dollars($)
Capital Stock Activity
Capital Class Shares
Subscriptions	1,990,964,013	1,990,964,013	1,057,210,032	1,057,210,032
Distributions reinvested	5,741,101	5,741,101	2,826,581	2,826,581
Redemptions	(1,773,025,918)	(1,773,025,918)	(1,038,794,848)	(1,038,794,848)
Net increase	223,679,196	223,679,196	21,241,765	21,241,765
Trust Class Shares (a)
Subscriptions	704,997,731	704,997,731	—	—
Proceeds received in connection with merger	350,964,152	350,875,179	—	—
Distributions reinvested	113,995	113,995	—	—
Redemptions	(836,402,879)	(836,402,879)	—	—
Net increase	219,672,999	219,584,026	—	—
Liquidity Class Shares
Distributions reinvested	365	365	521	521
Net increase	365	365	521	521
Adviser Class Shares
Subscriptions	338,791,691	338,791,692	82,672,351	82,672,351
Distributions reinvested	1,158,474	1,158,474	386,244	386,244
Redemptions	(185,237,070)	(185,237,070)	(89,312,388)	(89,312,388)
Net increase (decrease)	154,713,095	154,713,096	(6,253,793)	(6,253,793)
Institutional Class Shares
Subscriptions	179,550,334	179,550,334	239,510,686	239,510,686
Distributions reinvested	2,041,429	2,041,429	2,174,781	2,174,781
Redemptions	(159,778,915)	(159,778,915)	(229,654,573)	(229,654,573)
Net increase	21,812,848	21,812,848	12,030,894	12,030,894
Retail A Shares
Subscriptions	238,642	238,642	1,181,874	1,181,874
Distributions reinvested	304,932	304,932	496,539	496,539
Redemptions	(1,637,337)	(1,637,337)	(2,576,535)	(2,576,535)
Net decrease	(1,093,763)	(1,093,763)	(898,122)	(898,122)
G-Trust Shares
Subscriptions	433,270,936	433,270,937	422,437,315	422,437,315
Distributions reinvested	549,744	549,744	709,483	709,483
Redemptions	(432,471,274)	(432,471,274)	(434,012,868)	(434,012,868)
Net increase (decrease)	1,349,406	1,349,407	(10,866,070)	(10,866,070)

(a)  Trust Class Shares commenced operations on March 31, 2008. Amounts shown reflect activity for the period March 31, 2008 through August 31, 2008.

See Accompanying Notes to Financial Statements.

7

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended October 31,
Capital Class Shares	2008		2007		2006 (a)(b)		2005	2004 (c)	2003
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.034		0.051		0.037		0.027	0.011	0.011
Less Distributions to Shareholders:
From net investment income	(0.034)		(0.051)		(0.037)		(0.027)	(0.011)	(0.011)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	3.49	%(i)	5.22%		3.81	%(f)	2.72%	1.07%	1.07%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(g)	0.20	%(g)	0.20	%(g)(h)	0.20%	0.19%	0.18%
Waiver/Reimbursement	0.10%		0.13%		0.12	%(h)	0.11%	0.12%	0.13%
Net investment income	3.31	%(g)(i)	5.10	%(g)	4.42	%(g)(h)	2.62%	1.05%	1.04%
Net assets, end of period (000's)	$562,837		$339,180		$317,986		$431,820	$543,400	$724,417

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Effective November 21, 2005, Institutional Shares were renamed Capital Class Shares.

(c)  Effective February 28, 2004, Class I Shares were renamed Institutional Shares.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Not annualized.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Annualized.

(i)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

8

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout the period is as follows:

Trust Class Shares	Period Ended August 31, 2008 (a)
Net Asset Value, Beginning of Period	$1.00
Income from Investment Operations:
Net investment income	0.009
Less Distributions to Shareholders:
From net investment income	(0.009)
Net Asset Value, End of Period	$1.00
Total return (b)(c)(d)	0.94%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (e)(f)	0.30%
Waiver/Reimbursement (f)	0.10%
Net investment income (e)(f)	2.22%
Net assets, end of period (000's)	$219,620

(a)  Trust Class Shares commenced operations on March 31, 2008.

(b)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(c)  Total return at net asset value assuming all distributions reinvested.

(d)  Not annualized.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

(f)  Annualized.

See Accompanying Notes to Financial Statements.

9

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,
Liquidity Class Shares	2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.033	0.049	0.035
Less Distributions to Shareholders:
From net investment income	(0.033)	(0.049)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	3.36%	5.03%	3.50	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.35%	0.35%	0.35	%(g)
Waiver/Reimbursement	0.20%	0.23%	0.22	%(g)
Net investment income (f)	3.30%	4.92%	4.38	%(g)
Net assets, end of period (000's)	$11	$11	$10

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Liquidity Class Shares commenced operations on November 17, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,				Period Ended August 31,		Year Ended October 31,		Period Ended October 31,
Adviser Class Shares	2008		2007		2006 (a)(b)		2005	2004(c)	2003 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.032		0.049		0.035		0.024	0.008	0.005
Less Distributions to Shareholders:
From net investment income	(0.032)		(0.049)		(0.035)		(0.024)	(0.008)	(0.005)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	3.24	%(j)	4.96%		3.59	%(g)	2.47%	0.82%	0.51	%(g)
Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.45	%(h)	0.45	%(h)	0.45	%(h)(i)	0.45%	0.43%	0.43	%(i)
Waiver/Reimbursement	0.10%		0.13%		0.13	%(i)	0.12%	0.13%	0.13	%(i)
Net investment income	2.41	%(h)(j)	4.85	%(h)	4.17	%(h)(i)	2.37%	0.80%	0.79	%(i)
Net assets, end of period (000's)	$156,679		$2,001		$8,256		$18,213	$13,439	$57,353

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Effective on November 21, 2005, Preferred Shares were renamed Adviser Class Shares.

(c)  Effective February 28, 2004, Class III Shares were renamed Preferred Shares.

(d)  The Fund began offering Adviser Class Shares on February 28, 2003.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  Not annualized.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Annualized.

(j)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,			Period Ended August 31,
Institutional Class Shares	2008		2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	0.034		0.051	0.035
Less Distributions to Shareholders:
From net investment income	(0.034)		(0.051)	(0.035)
Net Asset Value, End of Period	$1.00		$1.00	$1.00
Total return (c)(d)	3.45	%(h)	5.18%	3.59	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.24%		0.24%	0.24	%(g)
Waiver/Reimbursement	0.10%		0.13%	0.12	%(g)
Net investment income (f)	3.24	%(h)	5.06%	4.37	%(g)
Net assets, end of period (000's)	$72,527		$50,724	$38,695

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Institutional Class Shares commenced operations on November 17, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

(h)  The relationship of the Class' net investment income ratio to total return may be affected by changes in the Class' relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,
Retail A Shares	2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.033	0.050	0.035
Less Distributions to Shareholders:
From net investment income	(0.033)	(0.050)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	3.39%	5.12%	3.51	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.30%	0.30%	0.30	%(g)
Waiver/Reimbursement	0.10%	0.13%	0.12	%(g)
Net investment income (f)	3.38%	5.02%	4.39	%(g)
Net assets, end of period (000's)	$8,694	$9,761	$10,660

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  Retail A Shares commenced operations on November 21, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – Columbia Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,		Period Ended August 31,
G-Trust Shares	2008	2007	2006 (a)(b)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.034	0.051	0.035
Less Distributions to Shareholders:
From net investment income	(0.034)	(0.051)	(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total return (c)(d)	3.49%	5.22%	3.59	%(e)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.20	%(g)
Waiver/Reimbursement	0.10%	0.13%	0.12	%(g)
Net investment income (f)	3.45%	5.10%	4.44	%(g)
Net assets, end of period (000's)	$189,029	$187,636	$198,528

(a)  The Fund changed its fiscal year end from October 31 to August 31.

(b)  G-Trust Shares commenced operations on November 21, 2005.

(c)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Not annualized.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

(g)  Annualized.

See Accompanying Notes to Financial Statements.

14

Notes to Financial Statements – Columbia Government Plus Reserves
August 31, 2008

Note 1. Organization

Columbia Government Plus Reserves (the "Fund"), a series of Columbia Funds Series Trust (the "Trust"), is a diversified fund. The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value. Trust Class shares commenced operations on March 31, 2008.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Fund's Board of Trustees continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Fund's Board of Trustees has established procedures intended to stabilize the Fund's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Trustees deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, should be initiated.

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on the Fund's financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that Columbia Management Advisors, LLC ("Columbia"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. Columbia is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

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Columbia Government Plus Reserves
August 31, 2008

Expenses

General expenses of the Trust are allocated to the Fund and the other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2008, permanent book and tax basis differences resulting primarily from an acquired capital loss carryforward were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$2	$(5,780)	$5,778

Net investment income and net realized gains (losses), as disclosed on the Statement of Operations, and net assets were not affected by this reclassification.

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Columbia Government Plus Reserves
August 31, 2008

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31,
Distributions paid from	2008	2007
Ordinary Income*	$30,755,395	$30,556,237
Long-Term Capital Gains	—	—

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,343,349	$—

The following capital loss carryforwards may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforward
2011	$10,771
2012	204
2013	1,068
2014	89,176
2015	1,719
2016	38,980
Total	$141,918

Of the capital loss carryforwards attributable to the Fund, $11,097 ($10,771 expiring on August 31, 2011, $102 expiring on August 31, 2012 and $224 expiring on August 31, 2013) was acquired from fund mergers.

The Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 ("FIN 48") effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. FIN 48 was applied to all existing tax positions upon initial adoption. Management has evaluated the known implications of FIN 48 on its computation of net assets for the Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Fund's financial statements and no cumulative effect adjustments were recorded. However, management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. Effective January 1, 2008, Columbia receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and certain

17

Columbia Government Plus Reserves
August 31, 2008

other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets through December 31, 2009.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.20% of the Fund's average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $200 billion	0.18%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to waive a portion of its investment advisory fee for the Fund at an annual rate of 0.04% on the first $200 billion of the combined average daily net assets of the Fund and another money market fund of the Trust.

For the year ended August 31, 2008, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rate
First $125 billion	0.067%
Over $125 billion	0.020%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.067% of the Fund's average daily net assets, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Fund and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rate
First $150 billion	0.067%
Over $150 billion	0.020%

Prior to January 1, 2008, Columbia also voluntarily agreed to waive a portion of its administration fees for the Fund at an annual rate of 0.05% on the first $150 billion of the combined average daily net assets of the Fund and another money market fund of the Trust.

Pricing and Bookkeeping Fees

The Fund has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street Bank & Trust Company ("State Street") and Columbia pursuant to which State Street provides financial reporting services to the Fund. The Fund has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and Columbia pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage

18

Columbia Government Plus Reserves
August 31, 2008

rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

The Fund has entered into a Pricing and Bookkeeping Oversight and Services Agreement (the "Services Agreement") with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Fund reimburses Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Fund also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amount charged to the Fund by affiliates included on the Statement of Operations under "Pricing and bookkeeping fees" aggregated to $4,297.

Transfer Agent Fee

Columbia Management Services, Inc. (the "Transfer Agent"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Fund and has contracted with Boston Financial Data Services ("BFDS") to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Fund. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Fund and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's initial minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses by $955.

Distribution and Shareholder Service Fees

Columbia Management Distributors, Inc. (the "Distributor"), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted a distribution plan ("Distribution Plan") for the Liquidity Class shares of the Fund. The Distribution Plan, adopted pursuant to Rule 12b-1 under the 1940 Act, permits the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the class' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided.

The Trust also has adopted shareholder administration plans ("Administration Plans") for the Institutional Class shares and Trust Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares.

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

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Columbia Government Plus Reserves
August 31, 2008

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class Shares	0.15%*	0.25%**
Servicing Plans:
Liquidity Class Shares	0.15%*	0.25%**
Adviser Class Shares	0.25%	0.25%
Retail A Shares	0.10%	0.10%
Administration Plans:
Institutional Class Shares	0.04%	0.04%
Trust Class Shares	0.10%	0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2009 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Fund's other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2009, so that the expenses incurred by the Fund (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, will not exceed the annual rate of 0.20% of the Fund's average net assets. There is no guarantee that this expense limitation will continue after December 31, 2009.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of Columbia or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board of Trustees has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in "Trustees' fees" in the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' fees" in the Statement of Assets and Liabilities

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund. The deferred compensation plan of the acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses by $1,408 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period after the expiration date, an annual

20

Columbia Government Plus Reserves
August 31, 2008

administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in "Other expenses" in the Statement of Operations.

For the year ended August 31, 2008, the Fund did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, 95.2% of the Fund's shares outstanding were beneficially owned by two participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP," now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC ("BACAP Distributors," now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the "SEC") (the "SEC Order") on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC ("BAS") agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively "BAC"), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state

21

Columbia Government Plus Reserves
August 31, 2008

common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs' counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Business Combinations & Mergers

As of March 31, 2008, Government Money Fund, a series of Excelsior Funds, Inc., merged into the Fund. The Fund received a tax-free transfer of assets from Government Money Fund in exchange for Trust Class Shares of the Fund as follows:

Shares Issued	Net Assets Received
350,964,152	$350,875,179

Net Assets of Government Money Fund Prior to Combination	Net Assets of Columbia Government Plus Reserves Immediately Prior to Combination	Net Assets of Columbia Government Plus Reserves Immediately After Combination
$350,875,179	$1,118,425,994	$1,469,301,173

22

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of Columbia Government Plus Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Government Plus Reserves (the "Fund") (a series of Columbia Funds Series Trust) at August 31, 2008, the results of its operations, the changes in its net assets and its financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 30, 2008

23

Federal Income Tax Information (Unaudited) – Columbia Government Plus Reserves

The Fund designates the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

24

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of portfolios overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Edward J. Boudreau (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director-Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President-Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer-Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer-ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman-Conseco, Inc. (insurance) from September 2004 through current. Oversees 67. Director-Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Retired Oversees 67; President and Director-Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director-Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman-Franklin Portfolio Associates (investing-Mellon affiliate), 1982 through 2007; Trustee and Chairman-Research Foundation of CFA Institute; Director-MIT Investment Company; Trustee-MIT 401k Plan

25

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Portfolios in Columbia Funds Complex Overseen by Trustee/Director, Other Directorships Held
Anthony M. Santomero (Born 1946)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2008)	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor-McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer-Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)

c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President-Micco Corporation and Mickel Investment Group. Oversees 67. Board Member-Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Christopher L. Wilson (Born 1957)

One Financial Center Boston, MA 02111 President (since 2004)	President-Columbia Funds, since October 2004; Managing Director-Columbia Management Advisors, LLC, since September 2005; Senior Vice President-Columbia Management Distributors, Inc., since January 2005; Director-Columbia Management Services, Inc., since January 2005; Director-Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director-FIM Funding, Inc., since January 2005; President and Chief Executive Officer-CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)

One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

26

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
J. Kevin Connaughton (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer-Columbia Funds, from October 2003 to May 2008; Treasurer-the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000-December 2006; Senior Vice President-Columbia Management Advisors, LLC, from April 2003 to December 2004; President-Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer-Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004-Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

Linda J. Wondrack (Born 1964)

One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)

One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)

One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)

One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)

One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President-Fund Treasury of the Advisor since October 2004; Vice President-Trustee Reporting of the Advisor from April 2002 to October 2004.

27

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Important Information About This Report – Columbia Government Plus Reserves

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Government Plus Reserves.

A description of the policies and procedures that the fund uses to determine how to vote proxies and a copy of the fund's voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission's website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available from the SEC's website. Information regarding how the fund voted proxies relating to portfolio securities is also available from the fund's website, www.columbiamanagement.com.

The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC ("Columbia Management") is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

Transfer Agent

Columbia Management Services, Inc. P.O. Box 8081 Boston, MA 02266-8081 1-800-345-6611

Distributor

Columbia Management Distributors, Inc. One Financial Center Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC 100 Federal Street Boston, MA 02110

29

Columbia Management®

Columbia Government Plus Reserves

Annual Report, August 31, 2008

PRSRT STD
U.S. Postage
PAID
Holliston, MA
Permit NO. 20

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800-345-6611 www.columbiafunds.com

SHC-42/155852-0808 (8/08) 08/61104

Annual Report

August 31, 2008

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value
NOT BANK ISSUED	No Bank Guarantee

An investment in money market mutual funds is not a bank deposit, and is not insured or guaranteed by Bank of America, N.A. or any of its affiliates or by the Federal Deposit Insurance Corporation or any other government agency. Although money market mutual funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market mutual funds. Please see the prospectuses for a complete discussion of investments in the money market funds.

The views expressed in this report reflect the current views of Columbia Funds. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and Columbia Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia Fund. References to specific company securities should not be construed as a recommendation or investment advice.

President’s Message

Dear Shareholder:

We are pleased to provide this shareholder report for your Columbia Fund. As we’ve seen this past year, the financial markets can be quite volatile, with significant short-term price fluctuations. It’s important to keep these ups and downs in perspective, particularly in light of your long-term investment strategy.

Staying the course with your long-term strategy typically involves riding out short-term price fluctuations, though we recognize that at times this can be tough. To support your efforts and give you the information you need to make prudent decisions, Columbia Management offers several valuable online resources. We encourage you to visit www.columbiamanagement.com/investor, where you can receive the most up-to-date information, including:

■

Daily pricing and performance. View pricing and performance from a link in Fund Tracker on the homepage. This listing of funds is updated nightly with the current net asset value and the amount and percentage change from the prior day.

■	News & Commentary. This tab provides links to quarterly fund commentaries and information from our investment strategies group, including trends in the economy and market impact.

If you would like more details on individual funds, select a fund from the dropdown menu on the top right side of the homepage for access to:

■	Monthly and quarterly performance information.
■

Portfolio holdings. Full holdings are updated monthly for money market funds, except for Columbia Cash Reserves and Columbia Money Market Reserves which are updated weekly, monthly for equity funds and quarterly for most other funds.

■	Quarterly fact sheets. Accessible from the Literature tab in each fund page.

By registering on the site, you’ll receive secured, 24-hour access to*:

■	Mutual fund account details with balances, dividend and transaction information
■	Fund Tracker to customize your homepage with current net asset values for the funds that interest you
■	On-line transactions including purchases, exchanges and redemptions
■	Account maintenance for updating your address and dividend payment options
■	Electronic delivery of prospectuses and shareholder reports

I encourage you to visit our website for access to the product information and tools described above. These valuable online resources can help you monitor your investments and provide direct access to your account. All of these tools, and more, can be found on www.columbiamanagement.com.

While your financial advisor is a great resource for investment guidance, you can also access our website or call our service representatives at 800.345.6611 for additional assistance. We thank you for investing with Columbia Management and look forward to helping with your ongoing investment needs.

Sincerely,

Christopher L. Wilson

President, Columbia Funds

*	Some restrictions apply. Shareholders who purchase shares through certain third-party organizations may not have the ability to register for online access.

Understanding Your Expenses – Columbia Connecticut Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,008.70	1,023.63	1.51	1.53	0.30
G-Trust Shares	1,000.00	1,000.00	1,009.20	1,024.13	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – Columbia Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■

For shareholders who receive their account statements from Columbia Management Services, Inc., your account balance is available online at www.columbiafunds.com or by calling Shareholder Services at 800.345.6611.

■	For shareholders who receive their account statements from their brokerage firm, contact your brokerage firm to obtain your account balance.
1.	Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.
2.	In the section of the table below titled “Expenses paid during the period,” locate the amount for your share class. You will find this number in the column labeled “actual.” Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to a $20 annual fee. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, Rule 12b-1 fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund’s expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the reporting period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “actual” column is calculated using the fund’s actual operating expenses and total return for the period. The amount listed in the “hypothetical” column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund’s actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this reporting period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/08 – 08/31/08

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,008.90	1,023.73	1.41	1.42	0.28
G-Trust Shares	1,000.00	1,000.00	1,009.30	1,024.13	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund’s most recent fiscal half-year and divided by 366.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – Columbia Connecticut Municipal Reserves

August 31, 2008

Municipal Bonds – 98.3%

		Par ($)	Value ($)
Connecticut – 74.2%
CT Development Authority	Health Care Revenue, Independent Living Program,
	Series 1990, LOC: HSBC Bank USA N.A. 1.750% 07/01/15 (a)	4,145,000	4,145,000
	Industrial Development Revenue:
	Series 1984, LOC: Citizens Bank of Connecticut 1.820% 12/01/14 (a)	3,300,000	3,300,000
	The Energy Network, Inc.:
	Series 1998, AMT, LOC: Bank of Nova Scotia 1.900% 09/01/25 (a)	4,925,000	4,925,000
	Series 2000, AMT, LOC: Bank of Nova Scotia 1.900% 01/01/30 (a)	4,300,000	4,300,000
	Pollution Control Revenue, Central Vermont Public Service,
	Series 1985, LOC: Citizens Bank N.A. 1.850% 12/01/15 (a)	2,600,000	2,600,000
	Solid Waste Program, Rand-Whitney Containerboard LP,
	Series 1993, AMT, LOC: Bank of Montreal 1.910% 08/01/23 (a)	8,500,000	8,500,000
	Water Facility Revenue:
	Series 2004 A, AMT, LOC: Citizens Bank of Rhode Island 1.970% 07/01/28 (a)	3,360,000	3,360,000
	Series 2004 B, LOC: Citizens Bank of Rhode Island 1.870% 09/01/28 (a)	1,125,000	1,125,000

CT Greenwich	Series 2008, 3.000% 01/29/09	5,000,000	5,010,993

CT Health & Educational Facilities Authority	1.400% 10/08/08 (b)	4,400,000	4,400,000
	1.720% 03/02/09 (b)	5,000,000	5,000,000
	Ascension Health,
	Series 1999 B, 1.700% 11/15/29 (b)(c)	4,360,000	4,360,000
	Griffin Hospital,
	Series 2007, LOC: Wachovia Bank N.A. 1.830% 07/01/37 (a)	5,625,000	5,625,000

See Accompanying Notes to Financial Statements.

3

Columbia Connecticut Municipal Reserves

August 31, 2008

Municipal Bonds (continued)

		Par ($)	Value ($)
Connecticut (continued)
	Hospital of St. Raphael,
	Series 2004 M, LOC: KBC Bank N.V. 1.900% 07/01/24 (a)	6,905,000	6,905,000
	Hotchkiss School,
	Series 2000 A, SPA: Northern Trust Company 1.900% 07/01/30 (a)	8,850,000	8,850,000
	Kingswood Oxford School,
	Series 2002 B, LOC: Allied Irish Bank PLC 1.730% 07/01/30 (a)	1,995,000	1,995,000
	Series 2007 B, LOC: TD Banknorth N.A. 1.600% 07/01/37 (a)	6,000,000	6,000,000
	Series 2008, LIQ FAC: JPMorgan Chase Bank 1.820% 07/01/15 (a)	4,765,000	4,765,000
	Series 2008 H, LOC: Wachovia Bank N.A. 1.820% 07/01/38 (a)	17,875,000	17,875,000
	St. Francis Hospital & Medical Center,
	Series 2008 F, LOC: JPMorgan Chase Bank 1.780% 07/01/47 (a)	13,610,000	13,610,000
	Taft School,
	Series 2000 E, LOC: Wachovia Bank N.A. 1.800% 07/01/30 (a)	4,000,000	4,000,000
	Wesleyan University,
	Series 2005 F, SPA: JPMorgan Chase Bank 1.930% 07/01/40 (a)	5,500,000	5,500,000
	Yale University:
	Series 2001 V-1, 2.400% 07/01/36 (b)(c)	8,820,000	8,820,000
	Series 2001 V-2, 1.900% 07/01/36 (b)(c)	7,950,000	7,950,000
	Series 2005 Y-2, 1.900% 07/01/35 (b)(c)	790,000	790,000

CT Housing Finance Authority	CIL Realty, Inc.,
	Series 2008,
	LIQ FAC: HSBC Bank USA N.A.
	1.750% 07/01/32 (a)	3,200,000	3,200,000
	Series 2007, AMT, SPA: Bank of New York 2.010% 11/15/15 (a)	6,010,000	6,010,000
	Series 2008 A4, AMT, SPA: JPMorgan Chase Bank 1.750% 11/15/28 (a)	20,000,000	20,000,000

See Accompanying Notes to Financial Statements.

4

Columbia Connecticut Municipal Reserves

August 31, 2008

Municipal Bonds (continued)

		Par ($)	Value ($)
Connecticut (continued)

CT Puttable Floating Option Tax-Exempt Receipts	Series 2007, GTY AGMT: Merrill Lynch Capital Services 2.710% 07/01/37 (a)	19,740,000	19,740,000

CT State	Series 2008 A: 3.000% 02/01/09	1,000,000	1,006,180
	5.250% 06/15/14 (c)	3,130,000	3,248,511
	Series 2008 A-1, SPA: Dexia Credit Local 1.500% 03/01/23 (a)	13,375,000	13,375,000

	Connecticut Total		210,290,684

Puerto Rico – 24.1%
PR Commonwealth of Puerto Rico Electric Power Authority	Series 2008, GTY AGMT: Citibank N.A. 1.880% 09/03/09 (a)	27,925,000	27,925,000

PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 1998, LOC: Scotia Bank 1.600% 07/01/28 (a)	1,035,000	1,035,000
	Series 2008, GTY AGMT: Morgan Stanley 2.040% 07/01/45 (a)	12,455,000	12,455,000

PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts	Series 2007: GTY AGMT: Dexia Credit Local 1.860% 08/01/42 (a)	7,430,000	7,430,000
	GTY AGMT: Dexia Credit Local 1.840% 07/01/33 (a)	6,990,000	6,990,000

PR Commonwealth of Puerto Rico	Series 2004, GTY AGMT: Morgan Stanley 2.040% 07/01/21 (a)	12,408,500	12,408,500

	Puerto Rico Total		68,243,500

	Total Municipal Bonds (Cost of $278,534,184)		278,534,184

	Total Investments – 98.3% (Cost of $278,534,184) (d)		278,534,184

	Other Assets & Liabilities, Net – 1.7%		4,856,148

	Net Assets – 100.0%		283,390,332

See Accompanying Notes to Financial Statements.

5

Columbia Connecticut Municipal Reserves

August 31, 2008

Notes to Investment Portfolio:

(a)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically and the interest rate reflects the rate at August 31,2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(c)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at August 31, 2008.

(d)	Cost for federal income tax purposes is $278,534,184.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Investment Portfolio – Columbia Massachusetts Municipal Reserves

August 31, 2008

Municipal Bonds – 92.9%

		Par ($)	Value ($)
Massachusetts – 90.7%
MA Bay Transportation Authority	Sales Tax Revenue,
	Series 2007, LIQ FAC: JPMorgan Chase Bank 1.840% 07/01/25 (a)	5,655,000	5,655,000
	Series 2005, LIQ FAC: Societe Generale 2.650% 07/01/30 (a)	600,000	600,000

MA Boston Industrial Development Financing Authority	Fenway Community Health Center,
	Series 2006 A, LOC: Fifth Third Bank 2.000% 06/01/36 (a)	8,000,000	8,000,000
	Massdevelopment New Markets,
	Series 2006 B, LOC: Fifth Third Bank 2.000% 06/01/36 (a)	9,300,000	9,300,000

MA Boston Water & Sewer Commission	Series 1994 A, LOC: State Street Bank & Trust Co. 1.900% 11/01/24 (a)	9,470,000	9,470,000

MA Deutsche Bank Spears/Lifers Trust	Series 2008, GTY AGMT: Deutsche Bank AG 1.870% 05/01/39 (a)	3,630,000	3,630,000

MA Development Finance Agency	Avalon Action, Inc.,
	Series 2006, AMT, Guarantor: FNMA, 1.890% 07/15/40 (a)	5,000,000	5,000,000
	Boston College High School,
	Series 2003, LOC: Citizens Bank of Massachusetts 1.860% 08/01/33 (a)	2,860,000	2,860,000
	Boston University,
	Series 2008: LOC: Bank of Nova Scotia 1.900% 10/01/40 (a)	10,000,000	10,000,000
	LOC: BNP Paribas 1.700% 10/01/40 (a)	5,555,000	5,555,000
	Cardinal Cushing Centers, Inc.,
	Series 2003, LOC: Bank of New York 1.840% 02/01/33 (a)	6,600,000	6,600,000
	Elderhostel, Inc.,
	Series 2000, LOC: Royal Bank of Scotland 1.870% 08/01/30 (a)	2,500,000	2,500,000

See Accompanying Notes to Financial Statements.

7

Columbia Massachusetts Municipal Reserves

August 31, 2008

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
	Governor Dummer Academy,
	Series 2006 D, LOC: Citizens Bank of Massachusetts 1.860% 08/01/36 (a)	7,000,000	7,000,000
	Harvard University:
	Series 2003, 1.600% 07/15/33(b)(c)	6,435,000	6,435,000
	Series 2006 B-2, 1 .500% 07/15/36 (b)(c)	3,700,000	3,700,000
	Jewish Geriatric Services, Inc.,
	Series 2004, LOC: Lloyds TSB Bank PLC 1.720% 05/15/34 (a)	1,010,000	1,010,000
	Linden Ponds, Inc.,
	Series 2007 B, LOC: Sovereign Bank FSB, LOC: Fifth Third Bank 1.720% 11/01/42 (a)	15,000,000	15,000,000
	Seashore Point Deaconess,
	Series 2007, LOC: Banco Santander 1.720% 06/01/37 (a)	6,000,000	6,000,000
	Series 2004, AMT, LIQ FAC: FHLMC 2.150% 01/01/36 (a)	15,000,000	15,000,000
	Simmons College,
	Series 2006 G, LOC: TD Banknorth N.A. 1.830% 10/01/35 (a)	4,500,000	4,500,000
	The Belmont Day School, Inc.,
	Series 2001, LOC: PNC Bank N.A. 1.860% 07/01/31 (a)	3,800,000	3,800,000
	The Fay School, Inc.,
	Series 2008, LOC: TD Banknorth N.A. 1.840% 04/01/38 (a)	11,600,000	11,600,000
	Various Bridgewell, Inc.,
	Series 2005 A, LOC: KeyBank N.A. 1.940% 06/01/30 (a)	9,585,000	9,585,000
	Worcester Polytechnical Institute,
	Series 2008, LOC: TD Banknorth N.A. 1.900% 09/01/35 (a)	4,000,000	4,000,000

See Accompanying Notes to Financial Statements.

8

Columbia Massachusetts Municipal Reserves

August 31, 2008

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
	Young Men’s Christian Association of the North Shore,
	Series 2002, LOC: KeyBank N.A. 1.990% 11/01/22 (a)	5,220,000	5,220,000

MA Eclipse Funding Trust	Series 2007,
	LOC: U.S. Bank, N.A. 1.840% 08/01/37 (a)	7,790,000	7,790,000

MA Health & Educational Facilities Authority	Boston University: Series 1985, LOC: State Street Bank & Trust Co. 1.600% 12/01/29 (a)	7,000,000	7,000,000
	Series 2006, Insured: BHAC, LIQ FAC: JPMorgan Chase Bank 1.920% 10/01/12 (a)	13,325,000	13,325,000
	Dana-Farber Cancer Institution,
	Series 2008 L-1, LOC: JPMorgan Chase Bank 1.800% 12/01/46 (a)	17,300,000	17,300,000
	Harvard University,
	Series 1999 R, 1.900% 11/01/49 (b)(c)	27,795,000	27,795,000
	Northeastern University,
	Series 2008, LOC: JPMorgan Chase Bank 2.100% 10/01/22 (a)	8,000,000	8,000,000
	Partners Healthcare Systems, Inc.:
	Series 2003 D-4, SPA: Citibank N.A. 1.740% 07/01/38 (a)	5,530,000	5,530,000
	Series 2005 F-3, SPA: Citibank N.A. 1.740% 07/01/40 (a)	2,420,000	2,420,000
	Series 2008 A: LOC: TD Banknorth N.A. 1.850% 07/01/38 (a)	10,000,000	10,000,000
	LOC: Wachovia Bank N.A. 1.830% 07/01/33 (a)	10,000,000	10,000,000
	Series 2008, LIQ FAC: Morgan Stanley 2.040% 11/15/32 (a)	8,400,000	8,400,000
	Wellesley College:
	Series 1999 G, 1.950% 07/01/39 (b)(c)	6,615,000	6,615,000
	Series 2008 I, 1.550% 07/01/39 (b)(c)	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

9

Columbia Massachusetts Municipal Reserves

August 31, 2008

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
MA Housing Finance Agency	Series 2005, AMT,
	Insured: FSA, SPA: Bank of New York 2.540% 07/01/25 (a)	1,500,000	1,500,000
	Series 2007 - 2220, AMT, LOC: Morgan Stanley Municipal Funding, Inc. 1.990% 12/01/49 (a)	6,245,000	6,245,000
	Series 2008, AMT: LIQ FAC: Citibank N.A. 1.860% 06/01/38 (a)	2,980,000	2,980,000
	LIQ FAC: Morgan Stanley 1.990% 07/01/26 (a)	7,935,000	7,935,000

MA Industrial Finance Agency	Governor Dummer Academy, Series 1996, LOC: Citizens Bank of Massachusetts 1.860% 07/01/26 (a)	2,600,000	2,600,000
	Jewish Geriatric Services, Inc., Series 1997 A, LOC: Lloyds TSB Bank PLC 1.720% 05/15/13 (a)	3,170,000	3,170,000
	Series 1996, AMT, LOC: Citizens Bank of Massachusetts 1.930% 05/01/16 (a)	1,500,000	1,500,000

MA Lehman Municipal Trust Receipts	Series 2008, LIQ FAC: Bank of New York: 2.500% 06/06/23 (a)	9,725,000	9,725,000
	2.500% 06/13/23 (a)	6,100,000	6,100,000

MA Puttable Floating Option Tax-Exempt Receipts	Series 2007, AMT, Insured: FSA, SPA: Merrill Lynch International Bank, LD. 2.540% 07/01/18 (a)	16,660,000	16,660,000
	Series 2007, SPA: Merrill Lynch Capital Services 2.270% 11/15/32 (a)	4,290,000	4,290,000
	Series 2008, AMT:
	LIQ FAC: FHLMC 2.150% 11/01/37 (a)	27,595,000	27,595,000
	LIQ FAC: FHLMC 2.190% 05/01/55 (a)	6,100,000	6,100,000

MA School Building Authority	Series 2008,
	LIQ FAC: Citigroup Financial Products 1.950% 08/15/24 (a)	1,895,000	1,895,000

See Accompanying Notes to Financial Statements.

10

Columbia Massachusetts Municipal Reserves

August 31, 2008

Municipal Bonds (continued)

		Par ($)	Value ($)
Massachusetts (continued)
MA State	Series 2004,
	LIQ FAC: Merrill Lynch, GTY AGMT: BH Finance LLC 1.820% 02/28/18 (a)	25,445,000	25,445,000
	Series 2005 A,
	SPA: Citibank N.A. 1.800% 02/01/28 (a)	4,605,000	4,605,000
	Series 2005,
	GTY AGMT: Dexia Credit Local 1.850% 01/01/24 (a)	4,490,000	4,490,000
	Series 2006 B,
	SPA: Wachovia Bank N.A. 2.170% 08/01/21 (a)	9,910,000	9,910,000
	Series 2006, 5.000% 07/01/09	20,000,000	20,532,541
	Series 2007,
	LOC: Dexia Credit Local 1.840% 01/01/34 (a)	4,845,000	4,845,000
	Series 2008 A,
	LOC: Societe Generale: 1.880% 05/01/37 (a)	4,250,000	4,250,000
	1.880% 08/01/37 (a)	7,625,000	7,625,000
	Series 2008,
	LIQ FAC: Morgan Stanley 1.930% 08/01/27 (a)	3,875,000	3,875,000

MA Turnpike Authority	Series 2008 A,
	LIQ FAC: Societe Generale, LOC: Societe Generale 1.870% 01/01/29 (a)	16,670,000	16,670,000

MA University of Massachusetts Building Authority	Series 2008-1, LOC: Lloyds TSB Bank PLC 1.900% 05/01/38 (a)	9,155,000	9,155,000

MA Water Resources Authority	Series 2008 F, SPA: Bank of Nova Scotia 1.750% 08/01/29 (a)	10,000,000	10,000,000
	Series 2008, LIQ FAC: JPMorgan Chase Bank 1.840% 08/01/14 (a)	3,745,000	3,745,000

	Massachusetts Total		512,637,541

Puerto Rico – 2.2%
PR Commonwealth of Puerto Rico Electric Power Authority	Series 2008,
	GTY AGMT: Dexia Credit Local 1.880% 09/03/09 (a)	490,000	490,000

See Accompanying Notes to Financial Statements.

11

Columbia Massachusetts Municipal Reserves

August 31, 2008

Municipal Bonds (continued)

		Par ($)	Value ($)
Puerto Rico (continued)
PR Commonwealth of Puerto Rico Highway & Transportation Authority	Series 2005, Insured: AMBAC,
	GTY AGMT: Dexia Credit Local
	1.840% 07/01/41 (a)	5,000,000	5,000,000

PR Commonwealth of Puerto Rico Puttable Floating Option Tax-Exempt Receipts	Series 2007, Insured: FSA, GTY AGMT: Dexia Credit Local 1.840% 07/01/33 (a)	6,990,000	6,990,000

PR Commonwealth of Puerto Rico	Series 2007 A-6, LOC: UBS AG 2.150% 07/01/33 (a)	220,000	220,000

	Puerto Rico Total		12,700,000

	Total Municipal Bonds (Cost of $525,337,541)		525,337,541

Commercial Paper – 7.0%
MA Development Finance Agency	1.600% 11/18/08	10,000,000	10,000,000
	1.720% 10/09/08	15,500,000	15,500,000
MA Health & Educational Facilities Authority	1.850% 09/01/38 (c)	5,000,000	5,000,000

MA School Building Authority	1.450% 10/09/08	5,000,000	5,000,000

MA State	1.620% 11/05/08	4,000,000	4,000,000

	Total Commercial Paper (Cost of $39,500,000)		39,500,000

	Total Investments – 99.9% (Cost of $564,837,541) (d)		564,837,541

	Other Assets & Liabilities, Net – 0.1%		526,187

	Net Assets – 100.0%		565,363,728

Notes to Investment Portfolio:

(a)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are secured by letters of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically and the interest rate reflects the rate at August 31,2008.

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2008.

(c)	Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with its demand feature. These securities are puttable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate shown reflects the rate at August 31, 2008.

(d)	Cost for federal income tax purposes is $564,837,541.

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GTY AGMT	Guaranty Agreement
LIQ FAC	Liquidity Facility
LOC	Letter of Credit
SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

12

Statements of Assets and Liabilities – Columbia Money Market Funds

August 31, 2008

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Assets	Investments, at amortized cost approximating value	278,534,184	564,837,541
	Cash	4,646,672	887
	Receivable for:
	Fund shares sold	—	5,000
	Interest	743,865	1,333,015
	Trustees’ deferred compensation plan	18,915	26,012
	Other assets	329	575

	Total Assets	283,943,965	566,203,030

Liabilities	Expense reimbursement due to investment advisor/administrator	14,849	40,575
	Payable for:
	Distributions	356,092	561,393
	Investment advisory fee	36,339	71,498
	Administration fee	1,630	8,655
	Transfer agent fee	303	412
	Pricing and bookkeeping fees	11,475	15,466
	Trustees’ fees	29,227	17,323
	Shareholder services fee – Retail A Shares	2,715	13,429
	Custody fee	501	531
	Chief compliance officer expenses	120	49
	Trustees’ deferred compensation plan	18,915	26,012
	Other liabilities	81,467	83,959

	Total Liabilities	553,633	839,302

	Net Assets	283,390,332	565,363,728

Net Assets Consist of	Paid-in capital	283,351,968	565,269,963
	Undistributed net investment income	38,365	93,765
	Accumulated net realized gain (loss)	(1)	—

	Net Assets	283,390,332	565,363,728

Retail A Shares	Net assets	$31,714,639	$154,075,046
	Shares outstanding	31,715,707	154,021,017
	Net asset value per share	$1.00	$1.00

G-Trust Shares	Net assets	$251,675,693	$411,288,682
	Shares outstanding	251,636,261	411,248,946
	Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

13

Statements of Operations – Columbia Money Market Funds

For the Year Ended August 31, 2008

		Columbia Connecticut Municipal Reserves ($)	Columbia Massachusetts Municipal Reserves ($)
Investment Income	Interest	7,955,760	11,161,629

Expenses	Investment advisory fee	456,795	666,580
	Administration fee	195,053	302,181
	Shareholder services fee – Retail A Shares	31,838	105,464
	Transfer agent fee	2,707	3,201
	Pricing and bookkeeping fees	109,391	129,567
	Trustees’ fees	20,569	8,673
	Custody fee	15,664	10,367
	Chief compliance officer expenses	709	672
	Other expenses	136,096	134,352

	Total Expenses	968,822	1,361,057
	Fees waived and/or expenses reimbursed by investment advisor and/or administrator	(324,694)	(361,477)
	Expense reductions	(3,230)	(5,342)

	Net Expenses	640,898	994,238

	Net Investment Income	7,314,862	10,167,391

	Net realized gain on investments	38,168	39,429

	Net Increase Resulting from Operations	7,353,030	10,206,820

See Accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets – Columbia Money Market Funds

Increase (Decrease) in Net Assets	Columbia Connecticut Municipal Reserves		Columbia Massachusetts Municipal Reserves
	Year Ended August 31		Year Ended August 31
	2008 ($)	2007 ($)	2008 ($)	2007 ($)
Operations
Net investment income	7,314,862	5,816,107	10,167,391	9,709,611
Net realized gain on investments	38,168	11,472	39,429	19,268

Net Increase Resulting from Operations	7,353,030	5,827,579	10,206,820	9,728,879

Distributions to Shareholders
From net investment income:
Retail A Shares	(752,579)	(977,733)	(3,043,613)	(3,253,736)
G-Trust Shares	(6,562,283)	(4,838,374)	(7,123,778)	(6,455,876)

Total Distributions to Shareholders	(7,314,862)	(5,816,107)	(10,167,391)	(9,709,612)
Net Capital Share Transactions	101,930,454	49,422,059	247,993,184	88,333,637

Total Increase in Net Assets	101,968,622	49,433,531	248,032,613	88,352,904

Net Assets
Beginning of period	181,421,710	131,988,179	317,331,115	228,978,211
End of period	283,390,332	181,421,710	565,363,728	317,331,115
Undistributed net investment income at end of period	38,365	197	93,765	54,337

See Accompanying Notes to Financial Statements.

15

Statements of Changes in Net Assets (continued)

	Columbia Connecticut Municipal Reserves
	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Changes in Shares
Retail A Shares
Subscriptions	53,848,475	53,848,476	60,451,403	60,451,402
Distributions reinvested	752,726	752,726	976,996	976,996
Redemptions	(57,511,002)	(57,511,002)	(49,163,619)	(49,163,619)

Net Increase (Decrease)	(2,909,801)	(2,909,800)	12,264,780	12,264,779

G-Trust Shares
Subscriptions	619,026,302	619,026,302	307,175,304	307,175,304
Distributions reinvested	18,555	18,555	—	—
Redemptions	(514,204,603)	(514,204,603)	(270,018,024)	(270,018,024)

Net Increase	104,840,254	104,840,254	37,157,280	37,157,280

See Accompanying Notes to Financial Statements.

16

Statements of Changes in Net Assets (continued)

	Columbia Massachusetts Municipal Reserves
	Year Ended August 31, 2008		Year Ended August 31, 2007
	Shares	Dollars ($)	Shares	Dollars ($)
Change in Shares
Retail A Shares
Subscriptions	265,278,228	265,278,228	193,315,714	193,315,715
Distributions reinvested	3,041,147	3,041,147	3,249,273	3,249,273
Redemptions	(220,759,952)	(220,759,952)	(159,809,388)	(159,809,387)

Net Increase	47,559,423	47,559,423	36,755,599	36,755,601

G-Trust Shares
Subscriptions	676,202,433	676,202,433	429,685,062	429,685,062
Redemptions	(475,768,672)	(475,768,672)	(378,107,025)	(378,107,026)

Net Increase	200,433,761	200,433,761	51,578,037	51,578,036

See Accompanying Notes to Financial Statements.

17

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

Retail A Shares
	Year Ended August 31,				Period Ended August 31, 2006 (a)		Year Ended May 31,
	2008		2007				2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.024	(c)	0.033	(c)	0.008	(c)	0.024	(c)	0.010	0.004

Less Distributions to Shareholders:
From net investment income	(0.024)		(0.033)		(0.008)		(0.024)		(0.010)	(0.004)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	2.38%		3.39%		0.83	%(f)	2.43%		1.03%	0.37%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.30	%(g)	0.30	%(g)	0.30	%(g)(h)	0.46	%(g)	0.64%	0.63%
Waiver/Reimbursement	0.11%		0.21%		0.33	%(h)	0.14%		0.03%	0.01%
Net investment income	2.36	%(g)	3.35	%(g)	3.30	%(g)(h)	2.41	%(g)	0.96%	0.37%
Net assets, end of period (000’s)	$31,715		$34,621		$22,354		$24,970		$13,051	$238,118

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – Columbia Connecticut Municipal Reserves

Selected data for a fund share outstanding throughout each period is as follows:

G-Trust Shares
	Year Ended August 31,				Period Ended August 31, 2006 (a)		Year Ended May 31,				Period Ended May 31, 2004 (d)
	2008		2007				2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00

Income from Investment Operations:
Net investment income	0.025	(e)	0.034	(e)	0.009	(e)	0.025	(e)	0.011		0.001

Less Distributions to Shareholders:
From net investment income	(0.025)		(0.034)		(0.009)		(0.025)		(0.011)		(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	2.48%		3.50%		0.86	%(h)	2.52%		1.13%		0.13	%(h)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(i)	0.20	%(i)	0.20	%(i)(j)	0.37	%(i)	0.55%		0.53	%(j)
Waiver/reimbursement	0.11%		0.21%		0.33	%(j)	0.13%		—	%(k)	0.70	%(j)
Net investment income	2.41	%(i)	3.45	%(i)	3.39	%(i)(j)	2.48	%(i)	1.05%		0.48	%(j)
Net assets, end of period (000’s)	$251,676		$146,801		$109,635		$74,575		$94,459		$10

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were renamed G-Trust shares.

(c)	On November 18, 2005, the Galaxy Connecticut Municipal Money Market Fund was renamed Columbia Connecticut Municipal Reserves.

(d)	G-Trust shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

Retail A Shares

	Year Ended August 31,				Period Ended August 31, 2006 (a)		Year Ended May 31,
	2008		2007				2006 (b)		2005	2004
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.024	(c)	0.034	(c)	0.008	(c)	0.024	(c)	0.011	0.004

Less Distributions to Shareholders:
From net investment income	(0.024)		(0.034)		(0.008)		(0.024)		(0.011)	(0.004)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	2.40%		3.43%		0.84	%(f)	2.47%		1.11%	0.42%

Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.28	%(g)	0.28	%(g)	0.28	%(g)(h)	0.42	%(g)	0.60%	0.59%
Waiver/reimbursement	0.08%		0.15%		0.19	%(h)	0.08%		0.02%	0.01%
Net investment income	2.31	%(g)	3.38	%(g)	3.31	%(g)(h)	2.48	%(g)	1.04%	0.42%
Net assets, end of period (000’s)	$154,075		$106,505		$69,743		$56,919		$38,586	$283,822

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	On November 18, 2005, Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(c)	Per share data was calculated using the average shares outstanding during the period.

(d)	Total return at net asset value assuming all distributions reinvested.

(e)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)	Not annualized.

(g)	The benefits derived from expense reductions had an impact of less than 0.01%.

(h)	Annualized.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – Columbia Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

G-Trust Shares
	Year Ended August 31,				Period Ended August 31, 2006 (a)		Year Ended May 31,			Period Ended May 31, 2004 (d)
	2008		2007				2006 (b)(c)		2005
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00

Income from Investment Operations:
Net investment income	0.025	(e)	0.035	(e)	0.009	(e)	0.025	(e)	0.012	0.001

Less Distributions to Shareholders:
From net investment income	(0.025)		(0.035)		(0.009)		(0.025)		(0.012)	(0.001)

Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00	$1.00
Total return (f)(g)	2.48	%(k)	3.51%		0.86	%(h)	2.54%		1.19%	0.14	%(h)

Ratios to Average Net Assets/ Supplemental Data:
Net expenses	0.20	%(i)	0.20	%(i)	0.20	%(i)(j)	0.34	%(i)	0.52%	0.51	%(j)
Waiver/reimbursement	0.08%		0.15%		0.19	%(j)	0.08%		0.01%	0.01	%(j)
Net investment income	2.28	%(i)(k)	3.46	%(i)	3.39	%(i)(j)	2.54	%(i)	1.12%	0.50	%(j)
Net assets, end of period (000’s)	$411,289		$210,826		$159,235		$152,704		$126,602	$912

(a)	The Fund changed its fiscal year end from May 31 to August 31.

(b)	Effective on November 23, 2005, Trust Shares were redesignated as G-Trust Shares.

(c)	On November 18, 2005, the Galaxy Massachusetts Municipal Money Market Fund was renamed Columbia Massachusetts Municipal Reserves.

(d)	G-Trust Shares were initially offered on March 1, 2004. Per share data and total return reflect activity from that date.

(e)	Per share data was calculated using the average shares outstanding during the period.

(f)	Total return at net asset value assuming all distributions reinvested.

(g)	Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)	Not annualized.

(i)	The benefits derived from expense reductions had an impact of less than 0.01%.

(j)	Annualized.

(k)	The relationship of the Class’ net investment ratio to total return may be affected by changes in the class’ relative net assets during the fiscal period.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – Columbia Money Market Funds

August 31, 2008

Note 1. Organization

Columbia Funds Series Trust (the “Trust”), a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Information presented in these financial statements pertains to Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a “Fund” and collectively, the “Funds”), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

Columbia Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. Columbia Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only generally available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Security Valuation

Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Funds’ Board of Directors continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Funds. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Funds’ Board of Directors has established procedures intended to stabilize each Fund’s net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include determinations, at such intervals as the Board of Directors deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which each Fund’s market-based net asset value deviates from $1.00 per share. In the event such deviation exceeds  1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.
In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), was issued. SFAS 157 is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is evaluating the impact the application of SFAS 157 will have on each Fund’s financial statement disclosures.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

22

Columbia Money Market Funds

August 31, 2008

Federal Income Tax Status

Each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Normally, distributions of net investment income are declared daily and distributed monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown because this would involve future claims against a Fund. Also, under the Trust’s organizational documents and by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2008, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Funds’ net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
Columbia Connecticut Municipal Reserves	$38,168	$(38,169)	$1
Columbia Massachusetts Municipal Reserves	39,428	(39,429)	1

Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

The tax character of distributions paid during the years ended August 31, 2008 and August 31, 2007 was as follows:

	August 31, 2008
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$7,193,160	$120,841	$861
Columbia Massachusetts Municipal Reserves	10,097,643	53,361	16,387

	August 31, 2007
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$5,745,813	$70,294	$—
Columbia Massachusetts Municipal Reserves	9,608,990	88,071	12,551

*	For tax purposes short-term capital gains distributions, if any, are considered ordinary income distributions.

23

Columbia Money Market Funds

August 31, 2008

As of August 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
Columbia Connecticut Municipal Reserves	$400,863	$—	$—
Columbia Massachusetts Municipal Reserves	665,125	—	—

The Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48, Accounting for Uncertainty in Income Taxes—an Interpretation of FASB Statement No. 109 (“FIN 48”) effective February 29, 2008. FIN 48 requires management to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has evaluated the known implications of FIN 48 on its computation of net assets for each Fund. As a result of this evaluation, management has concluded that FIN 48 did not have any effect on the Funds’ financial statements. However, management’s conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance from the FASB, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds’ federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 4. Fees and Compensation Paid to Affiliates

Investment Advisory Fee

Columbia Management Advisors, LLC (“Columbia”), an indirect, wholly owned subsidiary of Bank of America Corporation (“BOA”), provides investment advisory services to the Funds.

Effective January 1, 2008, Columbia receives an investment advisory fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

Effective January 1, 2008, Columbia has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund’s average net assets through December 31, 2008.

Prior to January 1, 2008, Columbia was entitled to receive an investment advisory fee at the annual rate of 0.15% of each Fund’s average daily net assets. However, Columbia implemented a voluntary investment advisory fee breakpoint structure, based on the combined average net assets of the Funds and certain other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $200 billion	0.15%
Over $200 billion	0.13%

Prior to January 1, 2008, Columbia also voluntarily agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund’s average net assets.

For the year ended August 31, 2008, the effective investment advisory fee rate, net of fee waivers, was 0.15% of each Fund’s average daily net assets.

Administration Fee

Columbia provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and certain other money market funds advised by Columbia, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

24

Columbia Money Market Funds

August 31, 2008

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Prior to January 1, 2008, Columbia was entitled to receive an administration fee at the annual rate of 0.10% of each Fund’s average daily net assets, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below. However, Columbia implemented a voluntary administration fee breakpoint structure, based on the combined average net assets of the Funds and other money market funds of the Trust, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $150 billion	0.10%
$150 billion to $200 billion	0.05%
Over $200 billion	0.02%

Pricing and Bookkeeping Fees

The Funds have entered into a Financial Reporting Services Agreement (the “Financial Reporting Services Agreement”) with State Street Bank & Trust Company (“State Street”) and Columbia pursuant to which State Street provides financial reporting services to the Funds. The Funds have also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the “State Street Agreements”) with State Street and Columbia pursuant to which State Street provides accounting services to the Funds. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee per Fund will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

The Funds have entered into a Pricing and Bookkeeping Oversight and Services Agreement (the “Services Agreement”) with Columbia. Under the Services Agreement, Columbia provides services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002, and provides oversight of the accounting and financial reporting services provided by State Street. Under the Services Agreement, the Funds reimburse Columbia for out-of-pocket expenses. Prior to January 1, 2008, the Funds also reimbursed Columbia for accounting oversight services, services related to Fund expenses and the requirements of the Sarbanes-Oxley Act of 2002.

For the year ended August 31, 2008, the amounts charged to the Funds by affiliates included in the Statements of Operations under “Pricing and bookkeeping fees” were as follows:

Amounts Charged by Affiliates
Columbia Connecticut Municipal Reserves	$4,297
Columbia Massachusetts Municipal Reserves	4,297

Transfer Agent Fee

Columbia Management Services, Inc. (the “Transfer Agent”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, provides shareholder services to the Funds and has contracted with Boston Financial Data Services (“BFDS”) to serve as sub-transfer agent. The Transfer Agent is entitled to receive a fee for its services, paid monthly, at the annual rate of $17.34 per open account plus reimbursement of certain sub-transfer agent fees paid by the Transfer Agent (exclusive of BFDS fees), calculated based on assets held in omnibus accounts and intended to recover the cost of payments to other parties (including affiliates of BOA) for services to those accounts. Prior to January 1, 2008, the annual rate was $17.00 per open account. The Transfer Agent pays the fees of BFDS for services as sub-transfer agent and is not entitled to reimbursement for such fees from the Funds. The Transfer Agent may also retain, as additional compensation for its services, fees for wire, telephone and redemption orders, IRA trustee agent fees and account transcript fees due to the Transfer Agent from shareholders of the Funds and credits (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

An annual minimum account balance fee of $20 may apply to certain accounts with a value below each Fund’s initial minimum investment requirements to reduce the impact of

25

Columbia Money Market Funds

August 31, 2008

small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statements of Operations. For the year ended August 31, 2008, these minimum account balance fees reduced total expenses as follows:

Columbia Connecticut Municipal Reserves	$160
Columbia Massachusetts Municipal Reserves	$180

Shareholder Servicing Fee

Columbia Management Distributors, Inc. (the “Distributor”), an affiliate of Columbia and an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Funds’ shares.

The Trust has adopted a shareholder services plan (the “Servicing Plan”) with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves, respectively.

Fee Waivers and Expense Reimbursements

Columbia and/or some of the Funds’ other service providers have contractually agreed to waive fees and/or reimburse expenses through December 31, 2008 so that total expenses (exclusive of distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but inclusive of custodial charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds’ custodian, will not exceed the annual rate of 0.20% of each Fund’s average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2008.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of Columbia or its affiliates and, with the exception of the Funds’ Chief Compliance Officer, receive no compensation from the Funds. The Board of Trustees has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund’s expenses for the Chief Compliance Officer will not exceed $15,000 per year.

The Trust’s eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds’ assets. Income earned on the plan participant’s deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of Columbia Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Operations. The liability for the deferred compensation plan is included in “Trustees’ fees” in the Statements of Assets and Liabilities.

As a result of fund mergers, each Fund assumed the liabilities of a deferred compensation plan. The deferred compensation plan of an acquired fund may be terminated at any time. Any payments to plan participants are paid solely out of Fund assets.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the year ended August 31, 2008, these custody credits reduced total expenses as follows:

Columbia Connecticut Municipal Reserves	$3,070
Columbia Massachusetts Municipal Reserves	5,162

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund’s borrowings at a rate per annum equal to the Federal Funds Rate plus 0.375%. A one-time structuring fee of $10,000 is also accrued and apportioned to each fund

26

Columbia Money Market Funds

August 31, 2008 (Unaudited)

participating in the line of credit based on the average net assets of the participating funds. In addition, if the line of credit is extended for an additional period, after the expiration date, an annual administration fee of $10,000 may be charged and apportioned among the participating funds. The structuring fee is included in “Other expenses” in the Statement of Operations.

For the year ended August 31, 2008, the Funds did not borrow under this arrangement.

Note 7. Shares of Beneficial Interest

As of August 31, 2008, the Funds had shareholders whose shares were beneficially owned by participant accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion. Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	88.5
Columbia Massachusetts Municipal Reserves	1	72.8

As of August 31, 2008, the Funds had shareholders that held greater than 5% of the shares outstanding of a Fund, over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Shareholders	% of Shares Outstanding Held
Columbia Connecticut Municipal Reserves	1	8.9
Columbia Massachusetts Municipal Reserves	1	26.3

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

Note 8. Significant Risks and Contingencies

Non-Diversified Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of a Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, a Fund’s value will likely be more volatile than the value of more diversified funds.

Geographic Concentration Risk

Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies, instrumentalities and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state’s municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers. At August 31, 2008, investment concentrations by state and/or qualified issuers of each Fund are as follows:

Columbia Connecticut Municipal Reserves	% of Net Assets
Connecticut	74.2
Puerto Rico	24.1

Columbia Massachusetts Municipal Reserves	% of Net Assets
Massachusetts	97.7
Puerto Rico	2.2

Concentration of Credit Risk

Each of the Funds hold investments that are insured by private insurers who guarantee the payment of principal and interest in the event of default or that are supported by a letter of credit. At August 31, 2008, there were no private insurers who insured greater than 5% of the total net assets of each respective Fund.

27

Columbia Money Market Funds

August 31, 2008

Legal Proceedings

On February 9, 2005, Banc of America Capital Management, LLC (“BACAP,” now known as Columbia Management Advisors, LLC) and BACAP Distributors, LLC (“BACAP Distributors,” now known as Columbia Management Distributors, Inc.) entered into an Assurance of Discontinuance with the New York Attorney General (the “NYAG Settlement”) and consented to the entry of a cease-and-desist order by the United States Securities and Exchange Commission (the “SEC”) (the “SEC Order”) on matters relating to mutual fund trading. A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC’s website.

Under the terms of the SEC Order, BACAP, BACAP Distributors, and their affiliate, Banc of America Securities, LLC (“BAS”) agreed, among other things, (1) to pay $250 million in disgorgement and $125 million in civil money penalties; (2) to cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; (3) to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices; and (4) to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement also requires, among other things, BACAP and BACAP Distributors, along with Columbia Management Advisors, Inc. (now merged into Columbia Management Advisors, LLC) and Columbia Funds Distributors, Inc. (now merged into Columbia Management Distributors, Inc.), the investment advisor to and distributor of the funds then known as the Columbia Funds, respectively, to reduce the management fees of Columbia Funds, including the Nations Funds that are now known as Columbia Funds, and other mutual funds, collectively by $32 million per year for five years, for a projected total of $160 million in management fee reductions. Consistent with the terms of the settlements, the Boards of the Nations Funds now known as Columbia Funds have an independent Chairman, are comprised of at least 75% independent trustees and have engaged an independent consultant with a wide range of compliance and oversight responsibilities.

Pursuant to the procedures set forth in the SEC Order, the $375 million in settlement amounts described above, of which approximately $90 million has been earmarked for seventeen of the Nations Funds that are now known as Columbia Funds and their shareholders, is being distributed in accordance with a distribution plan developed by an independent distribution consultant and approved by the SEC on December 27, 2007. Distributions under the distribution plan began in mid-June 2008.

Civil Litigation

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors (collectively “BAC”), Nations Funds Trust (now known as Columbia Funds Series Trust) and its Board of Trustees. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the “MDL”). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust, the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action.

On February 25, 2005, BAC and other defendants filed motions to dismiss the claims in the pending cases.

On December 15, 2005, BAC and others entered into a Stipulation of Settlement of the direct and derivative claims brought on behalf of the Nations Funds shareholders. The settlement is subject to court approval. If the settlement is approved, BAC would pay settlement administration costs and fees to plaintiffs’ counsel as approved by the court. The stipulation has not yet been presented to the court for approval.

Separately, a putative class action—Mehta v AIG SunAmerica Life Assurance Company—involving the pricing of mutual funds was filed in Illinois State Court, subsequently

28

Columbia Money Market Funds

August 31, 2008

removed to federal court and then transferred to the United States District Court for the District of Maryland for coordinated or consolidated handling in the MDL. AIG SunAmerica Life Assurance Company has made demand upon Nations Separate Account Trust (as successor to Nations Annuity Trust and now known as Columbia Funds Variable Insurance Trust I) and BACAP (as successor to Banc of America Advisors, Inc. and now known as Columbia Management Advisors, LLC) for indemnification pursuant to the terms of a Fund Participation Agreement. On June 1, 2006, the court granted a motion to dismiss this case because it was preempted by the Securities Litigation Uniform Standards Act. That dismissal has been appealed to the United States Court of Appeals for the Fourth Circuit.

Note 9. Subsequent Events

The United States Department of the Treasury has created a temporary guarantee program (the “Program”) for money market mutual funds registered in the United States under the 1940 Act. On October 1, 2008, the Board of Trustees approved the participation of the Funds in the Program, and the Fund is participating in the Program.

Subject to certain conditions and limitations, share amounts held by investors in a Fund as of the close of business on September 19, 2008 are guaranteed against loss under the Program in the event the market-based net asset value per share is less than $0.995 (i.e., does not round to a $1.00, a “guarantee event”) and a Fund subsequently liquidates. The Program only covers the amount a shareholder held in a Fund as of the close of business on September 19, 2008 or the amount a shareholder holds if and when a guarantee event occurs, whichever is less. Accordingly, Fund shares acquired by investors after September 19, 2008 generally are not eligible for protection under the Program. A shareholder who has continuously maintained an account with a Fund since September 19, 2008 would receive a payment equal to the shortfall between the amount received in the liquidation and $1.00 per share in the case of a guarantee event. The Program is subject to an overall limit of $50 billion for all money market funds participating in the Program. The Program is in effect through December 18, 2008, unless extended.

29

Report of Independent Registered Public Accounting Firm

To the Trustees of Columbia Funds Series Trust and the Shareholders of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves (each a series of Columbia Funds Series Trust, hereafter collectively referred to as the “Funds”) at August 31, 2008, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

October 30, 2008

30

Federal Income Tax Information (Unaudited)

For the fiscal year ended August 31, 2008, Columbia Connecticut Municipal Reserves and Columbia Massachusetts Municipal Reserves designate long-term capital gains of $904 and $17,206, respectively.

The Funds designate the maximum amount allowable as qualified interest income for non-U.S. shareholders, as provided in the American Jobs Creation Act of 2004.

For the fiscal year ended August 31, 2008, the following percentage of distributions made from net investment income of the Funds are exempt for Federal income tax purposes. A portion of the income may also be subject to federal alternative minimum tax.

Federal Exempt Percentage
Columbia Connecticut Municipal Reserves	98.9%
Columbia Massachusetts Municipal Reserves	99.7%

31

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in Columbia Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the Columbia Funds Complex.

Independent Trustees

Name, address and year of birth, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of funds in Columbia Funds Complex overseen by trustee/director, Other directorships held

Edward J. Boudreau (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Managing Director, E.J. Boudreau & Associates (Consulting), from 2000 through current. Oversees 67. None.

William P. Carmichael (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 1999)	Retired Oversees 67. Director-Cobra Electronic Corporation (electronic equipment manufacturer); Spectrum Brands, Inc. (consumer products); Simmons Company (bedding); and The Finish Line (sportswear)

William A. Hawkins (Born 1942)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Retired Oversees 67. President–Retail Banking-IndyMac Bancorp, Inc., from September 1999 to August 2003. None.

R. Glenn Hillard (Born 1943)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2005)	Chairman and Chief Executive Officer–Hillard Group LLC (investing and consulting), from April 2003 through current; Chairman and Chief Executive Officer–ING Americas, from 1999 to April 2003; Non-Executive Director and Chairman–Conseco, Inc. (insurance) from September 2004 through current. Oversees 67. Director– Conseco, Inc. (insurance) and Alea Group Holdings (Bermuda), Ltd. (insurance)

John J. Nagorniak (Born 1944)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111	Retired Oversees 67; President and Director–Foxstone Financial, Inc. (consulting), 2000 through December 2007; Director–Mellon Financial Corporation affiliates (investing), 2000 through 2007; Chairman–Franklin Portfolio Associates (investing–Mellon affiliate), 1982 through 2007; Trustee and Chairman–Research Foundation of CFA Institute; Director–MIT Investment Company; Trustee–MIT 401k Plan

32

Fund Governance (continued)

Independent Trustees (continued)

Name, address and year of birth, Position with funds, Year first elected or appointed to office	Principal occupation(s) during past five years, Number of funds in Columbia Funds Complex overseen by trustee/director, Other directorships held

Anthony M. Santomero (Born 1946)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111	Richard K. Mellon Professor Emeritus of Finance, The Wharton School, University of Pennsylvania, through current; Senior Advisor–McKinsey & Company (consulting), July 2006 through January 2008; President and Chief Executive Officer–Federal Reserve Bank of Philadelphia, 2000 through April 2006. Oversees 67. None.

Minor M. Shaw (Born 1947)
c/o Columbia Management Advisors, LLC One Financial Center Boston, MA 02111 Trustee (since 2003)	President- Micco Corporation and Mickel Investment Group. Oversees 67. Board Member-Piedmont Natural Gas.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 1-800-345-6611.

Officers

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years

Christopher L. Wilson (Born 1957)
One Financial Center Boston, MA 02111 President (since 2004)	President–Columbia Funds, since October 2004; Managing Director–Columbia Management Advisors, LLC, since September 2005; Senior Vice President–Columbia Management Distributors, Inc., since January 2005; Director–Columbia Management Services, Inc., since January 2005; Director–Bank of America Global Liquidity Funds, plc and Banc of America Capital Management (Ireland), Limited, since May 2005; Director–FIM Funding, Inc., since January 2005; President and Chief Executive Officer–CDC IXIS AM Services, Inc. (investment management), from September 1998 through August 2004; and a senior officer or director of various other Bank of America affiliated entities, including other registered and unregistered funds.

James R. Bordewick, Jr. (Born 1959)
One Financial Center Boston, MA 02111 Senior Vice President, Secretary and Chief Legal Officer (since 2006)	Associate General Counsel, Bank of America since April 2005; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

J. Kevin Connaughton (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President and Chief Financial Officer (since 2000)	Managing Director of Columbia Management Advisors, LLC since December 2004; Treasurer–Columbia Funds, from October 2003 to May 2008; Treasurer–the Liberty Funds, Stein Roe Funds and Liberty All-Star Funds, December 2000–December 2006; Senior Vice President–Columbia Management Advisors, LLC, from April 2003 to December 2004; President–Columbia Funds, Liberty Funds and Stein Roe Funds, February 2004 to October 2004; Treasurer–Galaxy Funds, September 2002 to December 2005; Treasurer, December 2002 to December 2004, and President, February 2004 to December 2004–Columbia Management Multi-Strategy Hedge Fund, LLC; and a senior officer of various other Bank of America-affiliated entities, including other registered and unregistered funds.

33

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Columbia Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years

Linda J. Wondrack (Born 1964)
One Financial Center Boston, MA 02111 Senior Vice President and Chief Compliance Officer (since 2007)	Director (Columbia Management Group LLC and Investment Product Group Compliance), Bank of America since June 2005; Director of Corporate Compliance and Conflicts Officer, MFS Investment Management (investment management), August 2004 to May 2005; Managing Director, Deutsche Asset Management (investment management) prior to August 2004.

Michael G. Clarke (Born 1969)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Managing Director of the Advisor September 2004 to December 2005; Vice President Fund Administration June 2002 to September 2004.

Jeffrey R. Coleman (Born 1969)
One Financial Center Boston, MA 02111 Treasurer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Fund Controller of the Advisor from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Joseph F. DiMaria (Born 1968)
One Financial Center Boston, MA 02111 Chief Accounting Officer (since 2008)	Director of Fund Administration of the Advisor since January 2006; Head of Tax/Compliance and Assistant Treasurer of the Advisor from November 2004 to December 2005; Director of Trustee Administration (Sarbanes-Oxley) of the Advisor from May 2003 to October 2004.

Julian Quero (Born 1967)
One Financial Center Boston, MA 02111 Deputy Treasurer (since 2008)	Senior Tax Manager of the Advisor since August 2006; Senior Compliance Manager of the Advisor from April 2002 to August 2006.

Barry S. Vallan (Born 1969)
One Financial Center Boston, MA 02111 Controller (since 2006)	Vice President–Fund Treasury of the Advisor since October 2004; Vice President–Trustee Reporting of the Advisor from April 2002 to October 2004.

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36

Important Information About This Report

Transfer Agent

Columbia Management Services, Inc.

P.O. Box 8081

Boston, MA 02266-8081

800.345.6611

Distributor

Columbia Management

Distributors, Inc.

One Financial Center

Boston, MA 02111

Investment Advisor

Columbia Management Advisors, LLC

100 Federal Street

Boston, MA 02110

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-800-345-6611 and additional reports will be sent to you. This report has been prepared for shareholders of Columbia Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund’s voting records are available (i) at www.columbiamanagement.com; (ii) on the Securities and Exchange Commission’s website at www.sec.gov; and (iii) without charge, upon request, by calling 1-800-368-0346. Information regarding how each fund voted proxies relating to fund securities during the 12-month period ended June 30 is available from the SEC’s website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds’ website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus which contains this and other important information about the fund, contact your Columbia Management representative or financial advisor or go to www.columbiamanagement.com.

Columbia Management Group, LLC (“Columbia Management”) is the investment management division of Bank of America Corporation. Columbia Management entities furnish investment management services and products for institutional and individual investors. Columbia Funds are distributed by Columbia Management Distributors, Inc., member of FINRA, SIPC, part of Columbia Management and an affiliate of Bank of America Corporation.

37

Columbia Connecticut Municipal Reserves

Columbia Massachusetts Municipal Reserves

Annual Report, August 31, 2008

©2008 Columbia Management Distributors, Inc.

One Financial Center, Boston, MA 02111-2621

800.345.6611 www.columbiafunds.com

SHC-42/155853-0808 (10/08) 08/61076

Item 2. Code of Ethics.

(a)          The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William P. Carmichael qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR and is “independent” (as defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for the eleven series of the registrant whose reports to stockholders are included in this annual filing.  Fee information for fiscal year ended August 31, 2008 also includes fees for five series that were merged into the registrant during the period.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended August 31, 2008 and August 31, 2007 are approximately as follows:

2008	2007
$496,600	$530,900

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended August 31, 2008 and August 31, 2007 are approximately as follows:

2008	2007
$110,400	$52,800

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2008 and 2007, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports. Fiscal year 2008 also includes Audit-Related Fees for agreed-upon procedures related to fund mergers and fund accounting and custody conversions.

During the fiscal years ended August 31, 2008 and August 31, 2007, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2008 and August 31, 2007 are approximately as follows:

2008	2007
$147,300	$55,100

Tax Fees include amounts for the review of annual tax returns and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.  In fiscal year 2008 Tax fees also include agreed-upon procedures related to fund mergers and the review of final tax returns.

During the fiscal years ended August 31, 2008 and August 31, 2007, there were no Tax Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2008 and August 31, 2007 are approximately as follows:

2008	2007
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended August 31, 2008 and August 31, 2007 are approximately as follows:

2008	2007
$1,460,800	$849,100

In both fiscal years 2008 and 2007, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates. Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer and/or Director of Board Administration to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer and/or Director of Board Administration shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended August 31, 2008 and August 31, 2007 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2008 and August 31, 2007 are approximately as follows:

2008	2007
$1,718,500	$957,000

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have not been any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, since those procedures were last disclosed in response to requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 30, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Chief Financial Officer

Date	October 30, 2008